UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

Certified Shareholder Report of

Registered Management Investment Companies

Investment Company Act File Number: 811-02444

The Bond Fund of America

(Exact Name of Registrant as Specified in Charter)

333 South Hope Street, 55th Floor

Los Angeles, California 90071

(Address of Principal Executive Offices)

Registrant's telephone number, including area code: (949) 975-5000

Date of fiscal year end: December 31

Date of reporting period: December 31, 2022

Brian C. Janssen

The Bond Fund of America

6455 Irvine Center Drive

Irvine, California 92618

(Name and Address of Agent for Service)

ITEM 1 – Reports to Stockholders

The Bond Fund of America® Annual report for the year ended December 31, 2022

Invest with a stable,
long-term approach

The Bond Fund of America seeks as high a level of current income as is consistent with the preservation of capital.

This fund is one of more than 40 offered by Capital Group, home of American Funds, one of the nation’s largest mutual fund families. For over 90 years, Capital Group has invested with a long-term focus based on thorough research and attention to risk.

Fund results shown in this report, unless otherwise indicated, are for Class F-2 shares. Class A share results are shown at net asset value unless otherwise indicated. If a sales charge (maximum 3.75%) had been deducted, the results would have been lower. Results are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Share prices and returns will vary, so investors may lose money. Investing for short periods makes losses more likely. For current information and month-end results, visit capitalgroup.com.

Refer to page 4 for Class F-2 and Class A share results with relevant sales charges deducted. For other share class results, visit capitalgroup.com and americanfundsretirement.com.

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, investment results reflect fee waivers, without which results would have been lower. Visit capitalgroup.com for more information.

The fund’s 30-day yield as of December 31, 2022, was 3.90% for Class F-2 shares and 3.50% for Class A shares calculated in accordance with the U.S. Securities and Exchange Commission formula. The fund’s distribution rate as of that date was 2.97% for Class F-2 shares and 2.60% for Class A shares. The Class A share results for both reflect the 3.75% maximum sales charge. The SEC yield reflects the rate at which the fund is earning income on its current portfolio of securities while the distribution rate reflects the fund’s past dividends paid to shareholders. Accordingly, the fund’s SEC yield and distribution rate may differ.

The return of principal for bond funds and for funds with significant underlying bond holdings is not guaranteed. Fund shares are subject to the same interest rate, inflation and credit risks associated with the underlying bond holdings. High-yield bonds are subject to greater fluctuations in value and risk of loss of income and principal than investment-grade bonds. Investing in bonds issued outside the U.S. may be subject to additional risks. They include currency fluctuations, political and social instability, differing securities regulations and accounting standards, higher transaction costs, possible changes in taxation, illiquidity and price volatility. These risks may be heightened in connection with investments in developing countries. Refer to the fund prospectus and the Risk Factors section of this report for more information on these and other risks associated with investing in the fund.

Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.

Contents

1	Letter to investors

4	The value of a long-term perspective

6	Investment portfolio

71	Financial statements

106	Board of trustees and other officers

Fellow investors:

High inflation and central bank tightening roiled global markets in 2022. Bond yields rose rapidly, leading to an incredibly challenging environment for fixed income. For the 12-month period ended December 31, The Bond Fund of America returned –12.46%.

By way of comparison, the Bloomberg U.S. Aggregate Index, a measure of the investment-grade (BBB/Baa and above) bond market, returned –13.01%. The fund’s peer group, as measured by the Lipper Core Bond Funds Average, returned –13.51%.

The fund paid dividends totaling 34 cents per share during the period. For investors, this amounted to an income return of 2.56% with dividends reinvested, or 2.53% if taken in cash.

Bond market overview

Last year was one of the most challenging on record for fixed income markets. Although economic growth in the U.S. and much of the rest of the world remained positive, developed economies experienced the highest levels of inflation in decades, deeply impacting financial markets. Central banks around the world took aggressive action to raise rates in an effort to control rising prices. As bond yields rose in response, prices fell — leading to losses across all major sectors.

In the U.S., a strong labor market alongside high and rising inflation led the U.S. Federal Reserve to raise its policy rate target sharply from 0–0.25% to 4.25–4.5% by the end of the year. The impact on bond yields was dramatic. The 10-year Treasury yield ended 2021 at 1.51% and peaked at 4.24% in October 2022, the highest since 2008 and an increase of 2.73%. It ultimately came back down to 3.88% by the end of the year, for a full-year change of 2.37%. For shorter term bonds, yields rose even more. Two-and five-year Treasuries ended the year at 4.43% and 4.01%, an increase of 3.70% and 2.75%, respectively, from when the year began. This characterizes a flattening of the yield curve, where short-term bond yields are rising faster than longer term bond yields. Much of the curve ended the year inverted, with short-term yields higher than longer term yields.

When bond yields rise, prices feel a negative impact. As a result, the sharp move upward in yields drove negative bond results across virtually all fixed income sectors. Returns for the

Results at a glance

For periods ended December 31, 2022, with all distributions reinvested

	Cumulative total returns	Average annual total returns
	1 year	5 years	10 years	Lifetime (since class A inception on 5/28/74)

The Bond Fund of America (Class F-2 shares)[1]	–12.46%	0.91%	1.53%	7.07%
The Bond Fund of America (Class A shares)	–12.68	0.65	1.28	6.82
Bloomberg U.S. Aggregate Index[2]	–13.01	0.02	1.06	6.73
Lipper Core Bond Funds Average[3]	–13.51	–0.04	0.99	6.60

[1]	Class F-2 shares were first offered on August 1, 2008. Class F-2 share results prior to the date of first sale are hypothetical based on the results of the original share class of the fund without a sales charge, adjusted for typical estimated expenses. Visit capitalgroup.com for more information on specific expense adjustments and the actual dates of first sale.
[2]	Bloomberg Index Services Limited. The Bloomberg U.S. Aggregate Index began on January 1, 1976. From May 28, 1974, through December 31, 1975, the Barclays U.S. Government/Credit Index (now called “the Bloomberg U.S. Government/Credit Index”) was used. The indexes are unmanaged and, therefore, have no expenses. Investors cannot invest directly in an index. Bloomberg U.S. Aggregate Index represents the U.S. investment-grade fixed-rate bond market.
[3]	Source: Lipper, Refinitiv Datastream. Results for the Lipper averages do not reflect sales charges. Lipper averages reflect the current composition of all eligible mutual funds (all share classes) within a given category. For the number of funds included in the Lipper category for each fund’s lifetime, refer to the Quarterly Statistical Update, available on our website.

The Bond Fund of America	1

Bloomberg U.S. Aggregate Index (the “benchmark”) and the Bloomberg Global Aggregate Index1 were –13.01% and –16.25%, respectively. Amid heightened inflation, the Bloomberg U.S. Treasury Inflation-Protected Securities Index2 outpaced the benchmark, with a return of –11.85%. Mortgage bonds also had a difficult year due to detrimental supply and demand dynamics, with the Bloomberg U.S. Mortgage Backed Securities Index3 returning –11.81%.

Within U.S. credit sectors, investment-grade bonds were among the weakest, as the Bloomberg U.S. Corporate Investment Grade Index4 posted a return of –15.76%. These higher quality corporate bonds were hit both by rising interest rates and higher risk premiums, characterized by their spreads to Treasuries widening 38 basis points. High-yield corporates did moderately better, as the Bloomberg U.S. Corporate High Yield Index5 returned –11.19% due largely to its relative lower interest rate exposure and higher starting yields. That stronger result occurred despite an even broader 186-basis-point spread widening. In emerging markets debt, local currency bonds outpaced dollar-denominated bonds, with returns of –11.69% for the JPM GBI-EM Global Diversified6 and –17.78% for the JPM EMBI Global Diversified.7

Inside the portfolio

In what may have been the most challenging fixed income environment in decades, The Bond Fund of America outpaced its benchmark and peer average. Managers accomplished this through defensive interest rate and risk positioning coming into the year and employing a gradual contrarian approach, adding incrementally to both as valuations slowly improved. As usual, positions focused on interest rate and credit strategies that largely consisted of high-quality assets such as U.S. Treasuries and investment-grade bonds. The portfolio included bonds from extended sectors as well, such as high-yield corporates and emerging markets debt, but to a lesser extent.

Rising yields were by far the main driver of fixed income results in 2022, and the portfolio’s interest rate exposure, expressed through duration, was the most significant source of positive excess return. Early in the year, managers held less exposure to interest rates than the benchmark, which helped the portfolio as yields moved higher and bond prices fell over most of the year. Inflation measured by the Consumer Price Index (CPI)8 peaked at 9.1% in June. At this time, managers added duration, a measure of interest rate exposure. The portfolio ultimately reached a neutral position relative to the index late in the year when yields across the curve finally pushed above 4%. This helped the portfolio as interest rates fell during the last two months of the year.

Another major contributor to relative results was holding relatively less exposure to agency mortgage bonds (MBS) than the benchmark for all of 2022.

This had a positive impact as the sector experienced some of the weakest monthly results in at least the last 22 years, including the great financial crisis of 2008. As the year progressed and valuations improved, the portfolio added substantially to the sector, increasing the fund’s exposure by 14%. This proved very beneficial as the sector rallied significantly into year end. Security selection in corporate bonds was also a modest contributor to relative results.

In terms of detractors, one disappointment was the impact of Treasury Inflation-Protected Securities (TIPS). They were a positive contributor in early 2022 when inflation was very high. However, as it peaked in June and the Fed remained committed to raising interest rates further, TIPS lost some value with investors and the sector was a minor detractor to results over the full year.

Modest exposures to emerging markets debt also hurt relative results. A defensive position in high-yield credit-default swaps, which lost value during the last two months of the year when the high-yield sector had a stronger return than the benchmark, also had a negative impact on returns.

The fund’s interest rate strategies utilized interest rate swaps and futures to more efficiently execute the portfolio’s positioning based on how managers expected yields to move. These had mixed impacts on results, but ultimately helped to express managers’ convictions more efficiently.

The indexes are unmanaged, and their results include reinvested dividends and/or distributions but do not reflect the effect of sales charges, commissions, account fees, expenses or U.S. federal income taxes.

[1]	Bloomberg Global Aggregate Index represents the global investment-grade fixed income markets.
[2]	Bloomberg U.S. Treasury Inflation-Protected Securities (TIPS) Index consists of investment-grade, fixed-rate, publicly placed, dollar-denominated and non-convertible inflation-protected securities issued by the U.S. Treasury that have at least one year remaining to maturity, and have at least $250 million par amount outstanding.
[3]	Bloomberg U.S. Mortgage Backed Securities Index is a market-value-weighted index that covers the mortgage-backed pass-through securities of Ginnie Mae (GNMA), Fannie Mae (FNMA), and Freddie Mac (FHLMC).
[4]	Bloomberg U.S. Corporate Investment Grade Index represents the universe of investment-grade, publicly issued U.S. corporate and specified foreign debentures and secured notes that meet the specified maturity, liquidity, and quality requirements.
[5]	Bloomberg U.S. Corporate High Yield Index covers the universe of fixed-rate, non-investment-grade debt.
[6]	JP Morgan Government Bond Index – Emerging Markets Global Diversified covers the universe of regularly traded, liquid fixed-rate, domestic currency emerging market government bonds to which international investors can gain exposure.
[7]	The J.P. Morgan Emerging Market Bond Index (EMBI) Global Diversified is a uniquely weighted emerging market debt benchmark that tracks total returns for U.S. dollar-denominated bonds issued by emerging market sovereign and quasi-sovereign entities.
[8]	Consumer Price Index (CPI) is a measure of the average change over time in the prices paid by urban consumers for a market basket of consumer goods and services. Widely used as a measure of inflation, the CPI is computed by the U.S. Department of Labor, Bureau of Labor Statistics.

2	The Bond Fund of America

Looking ahead

If the overarching theme for 2022 was high inflation and central bank policy rate hikes, 2023 may be characterized by falling inflation and slower growth that will end the global monetary policy tightening cycle. To be clear, the fight to restore price stability is not over, but there are more signs indicating inflation in the U.S. has peaked and is falling quickly. If this trend persists, managers expect that the rate hiking cycle will come to an end in the first half of 2023 as the central bank pivots to a policy stance that balances fighting inflation with supporting growth. Anticipating this shift, Treasury yields have been falling since late October.

While our global economic outlook remains conservative, a deep global recession appears less likely than it seemed just six months ago. Europe has weathered massive disruption from the war in Ukraine far better than anticipated, maintaining positive economic growth while reducing dependence on Russian energy supplies. China unexpectedly reversed course on its zero-COVID policy and rolled out additional economic support initiatives. The strength of the job market and the remarkable resilience of the U.S. economy have also been a positive surprise.

If we do enter a recession in 2023, it will be among the best-telegraphed recessions in history. Companies that struggled to hire workers in 2022 enter this potentially weak period with a much better cost structure than they did in previous recessions. Advanced warning led many companies to proactively reduce costs. This may ultimately reduce the length and severity of a downturn in 2023, with less need to overcorrect to match falling demand. When combining this backdrop with higher yields and wider credit spreads, fixed income looks poised for much stronger total returns in 2023.

Through the view that yields are more fairly pricing in the risk of high inflation on the one hand and slowing growth on the other, managers have a more neutral view on interest rate risk starting the year. That is expressed with an emphasis on owning interest rate risk around the 5-year part of the yield curve. Managers believe short and intermediate maturities may benefit relative to longer maturities as the monetary policy cycle seems to be nearing an end. This historically has presaged a steepening of the yield curve.

Managers see additional upside in the agency MBS market. Valuations remain historically attractive after weak relative results for most of 2022. The sector may also benefit if interest rate volatility falls once the Fed’s hiking campaign comes to an end.

Among credit sectors in aggregate, the portfolio began adding exposure to move to a neutral position relative to the benchmark late last year, as valuations became much more attractive while inflation appeared to be declining and recessionary fears moderating. But the portfolio remains cautiously positioned as managers await greater certainty on the downward inflation trend and stronger evidence of a shorter, shallower recession than earlier anticipated. If valuations continue to move higher in 2023, managers may reduce credit exposure in line with the portfolio’s gradual contrarian approach.

Last year, fixed income markets failed to provide price stability to investors. But given our outlook for falling inflation, slowing growth, a potential recession, an end to the current Fed hiking cycle and much more attractive starting yields, fixed income total returns look poised for a positive year. This is especially true if recession fears are realized and the Fed is able to cut rates instead of just pausing the current hiking cycle. For these reasons, we believe that a core bond strategy will once again play an important role in delivering reliable income, diversification from equities and ballast to an investor’s portfolio. We appreciate your support and trust in our portfolio management team.

Cordially,

Pramod Atluri
President

February 10, 2023

For current information about the fund, visit capitalgroup.com.

The Bond Fund of America	3

The value of a long-term perspective

Fund results shown are for Class F-2 and Class A shares. Class A share results reflect deduction of the maximum sales charge of 3.75% on the $10,000 investment.1 Thus, the net amount invested was $9,625.2 Results are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Share prices and returns will vary, so investors may lose money. Investing for short periods makes losses more likely. For current information and month-end results, visit capitalgroup.com.

The results shown are before taxes on fund distributions and sale of fund shares.

[1]	As outlined in the prospectus, the sales charge is reduced for accounts (and aggregated investments) of $100,000 or more and is eliminated for purchases of $1 million or more. There is no sales charge on dividends or capital gain distributions that are reinvested in additional shares.
[2]	The maximum initial sales charge was 8.5% prior to December 15, 1986, when it became 4.75% until January 9, 2000.
[3]	Source: Bloomberg Index Services Ltd. Bloomberg U.S. Aggregate Index represents the U.S. investment-grade fixed-rate bond market. From May 28, 1974, through December 31, 1975, Bloomberg U.S. Government/Credit Index was used because Bloomberg U.S. Aggregate Index did not yet exist. Since January 1, 1976, the Bloomberg U.S. Aggregate Index has been used. These indexes are unmanaged and, therefore, have no expenses. Investors cannot invest directly in an index.
[4]	For the period May 28, 1974, commencement of operations, through December 31, 1974.

$400,000
100,000
10,000
8,000
Year ended December 31
1974[4]
1975
1976
1977
1978
1979
1980
1981
1982
1983
1984
1985
1986
1987
1988
1989
1990
1991
1992

Average annual total returns based on a $1,000 investment
(for periods ended December 31, 2022)

	1 year	5 years	10 years
Class F-2 shares	-12.46%	0.91%	1.53%
Class A shares*	-15.94	-0.11	0.90

*Assumes reinvestment of all distributions and payment of the maximum 3.75% sales charge.

The total annual fund operating expense ratios are 0.33% for Class F-2 and 0.59% for Class A shares as of the prospectus dated March 1, 2023 (unaudited).

4	The Bond Fund of America

How a hypothetical $10,000 investment has grown

There have always been reasons not to invest. You will find, however, that despite occasional stumbles, financial markets have tended to reward investors over the long term. Dividends, particularly when reinvested, have accounted for a large portion of the fund’s overall results.

The Bond Fund of America	5

Investment portfolio December 31, 2022

Portfolio by type of security	Percent of net assets

Portfolio quality summary*	Percent of net assets
U.S. Treasury and agency†	30.79%
AAA/Aaa	28.30
AA/Aa	5.25
A/A	10.49
BBB/Baa	18.27
Below investment grade	3.12
Unrated	.05
Short-term securities & other assets less liabilities	3.73
*	Bond ratings, which typically range from AAA/Aaa (highest) to D (lowest), are assigned by credit rating agencies such as Standard & Poor’s, Moody’s and/or Fitch as an indication of an issuer’s creditworthiness. In assigning a credit rating to a security, the fund looks specifically to the ratings assigned to the issuer of the security by Standard & Poor’s, Moody’s and/or Fitch. If agency ratings differ, the security will be considered to have received the highest of those ratings, consistent with the fund’s investment policies. Securities in the “unrated” category (above) have not been rated by a rating agency; however, the investment adviser performs its own credit analysis and assigns comparable ratings that are used for compliance with the fund’s investment policies. The ratings are not covered by the Report of Independent Registered Public Accounting Firm.
†	These securities are guaranteed by the full faith and credit of the U.S. government.

Bonds, notes & other debt instruments 96.21%	Principal amount (000)		Value (000)
Corporate bonds, notes & loans 33.21%
Financials 9.12%
ACE INA Holdings, Inc. 3.35% 5/3/2026	USD	145	$139
ACE INA Holdings, Inc. 4.35% 11/3/2045		1,515	1,319
AerCap Ireland Capital DAC 1.65% 10/29/2024		50,868	46,955
AerCap Ireland Capital DAC 6.50% 7/15/2025		4,854	4,923
AerCap Ireland Capital DAC 1.75% 1/30/2026		7,812	6,881
AerCap Ireland Capital DAC 2.45% 10/29/2026		61,735	54,064
AerCap Ireland Capital DAC 3.00% 10/29/2028		58,206	48,869
AerCap Ireland Capital DAC 3.30% 1/30/2032		68,835	53,981
AerCap Ireland Capital DAC 3.40% 10/29/2033		26,819	20,407
AerCap Ireland Capital DAC 3.85% 10/29/2041		8,640	6,139
AerCap Ireland Capital, Ltd. / AerCap Global Aviation Trust 1.15% 10/29/2023		18,000	17,325
AIA Group, Ltd. 0.88% 9/9/2033 (5-year EUR Annual Swap + 1.10% on 9/9/2028)[1]	EUR	9,525	7,935
Allstate Corp. 0.75% 12/15/2025	USD	2,089	1,855
Allstate Corp. 1.45% 12/15/2030		5,750	4,417
Allstate Corp. 3.85% 8/10/2049		8,600	6,699
Ally Financial, Inc. 5.125% 9/30/2024		3,863	3,827
Ally Financial, Inc. 5.80% 5/1/2025		6,400	6,372
Ally Financial, Inc. 8.00% 11/1/2031		22,786	23,754
Ally Financial, Inc. 8.00% 11/1/2031		11,000	11,386
American Express Co. 3.00% 10/30/2024		20,000	19,355
American Express Co. 1.65% 11/4/2026		6,475	5,746
American Express Co. 2.55% 3/4/2027		8,875	8,087
American Express Co. 5.85% 11/5/2027		36,237	37,789
American Express Co. 4.05% 5/3/2029		13,550	12,933
American Express Co. 4.42% 8/3/2033 (USD-SOFR + 1.76% on 8/3/2032)[1]		26,522	25,133

6	The Bond Fund of America

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Corporate bonds, notes & loans (continued)
Financials (continued)
American International Group, Inc. 2.50% 6/30/2025	USD	7,000	$6,596
American International Group, Inc. 3.90% 4/1/2026		1,313	1,273
American International Group, Inc. 4.80% 7/10/2045		1,150	1,038
American International Group, Inc. 4.375% 6/30/2050		4,730	4,026
Aon Corp. 2.85% 5/28/2027		3,000	2,760
Aon Corp. 2.60% 12/2/2031		10,750	8,805
Aon Corp. 5.00% 9/12/2032		10,000	9,920
Aon Corp. 3.90% 2/28/2052		1,000	777
Arthur J. Gallagher & Co. 3.50% 5/20/2051		4,395	3,086
Australia & New Zealand Banking Group, Ltd. 5.088% 12/8/2025		9,646	9,696
Australia & New Zealand Banking Group, Ltd. 6.742% 12/8/2032[2]		29,472	29,856
AXA Equitable Holdings, Inc. 3.90% 4/20/2023		3,617	3,605
Banco de Crédito del Perú 3.25% 9/30/2031 (5-year UST Yield Curve Rate T Note Constant Maturity + 2.45% on 9/30/2026)[1,2]		11,225	9,885
Banco Santander México, SA, Institución de Banca Múltiple, Grupo Financiero Santander México 5.375% 4/17/2025[2]		7,500	7,438
Banco Santander, SA 2.746% 5/28/2025		8,200	7,682
Banco Santander, SA 5.147% 8/18/2025		18,400	18,215
Banco Santander, SA 5.294% 8/18/2027		9,800	9,584
Banco Santander, SA 1.722% 9/14/2027 (1-year UST Yield Curve Rate T Note Constant Maturity + 0.90% on 9/14/2026)[1]		7,800	6,672
Bangkok Bank PCL 3.733% 9/25/2034 (5-year UST Yield Curve Rate T Note Constant Maturity + 1.90% on 9/25/2029)[1]		16,965	14,214
Bank of America Corp. 4.827% 7/22/2026 (USD-SOFR + 1.75% on 7/22/2025)[1]		1,345	1,331
Bank of America Corp. 1.197% 10/24/2026 (USD-SOFR + 1.01% on 10/24/2025)[1]		1,108	986
Bank of America Corp. 1.658% 3/11/2027 (USD-SOFR + 0.91% on 3/11/2026)[1]		41,762	36,994
Bank of America Corp. 1.734% 7/22/2027 (USD-SOFR + 0.96% on 7/22/2026)[1]		20,900	18,337
Bank of America Corp. 4.376% 4/27/2028 (USD-SOFR + 1.58% on 4/27/2027)[1]		17,000	16,284
Bank of America Corp. 4.948% 7/22/2028 (USD-SOFR + 2.04% on 7/22/2027)[1]		96,779	94,679
Bank of America Corp. 6.204% 11/10/2028 (USD-SOFR + 1.99% on 11/10/2027)[1]		27,370	28,308
Bank of America Corp. 3.419% 12/20/2028 (3-month USD-LIBOR + 1.04% on 12/20/2027)[1]		57,555	52,215
Bank of America Corp. 2.087% 6/14/2029 (USD-SOFR + 1.06% on 6/14/2028)[1]		53,866	45,423
Bank of America Corp. 1.898% 7/23/2031 (USD-SOFR + 1.53% on 7/23/2030)[1]		80,349	61,843
Bank of America Corp. 1.922% 10/24/2031 (USD-SOFR + 1.37% on 10/24/2030)[1]		44,984	34,463
Bank of America Corp. 2.651% 3/11/2032 (USD-SOFR + 1.22% on 3/11/2031)[1]		26,591	21,347
Bank of America Corp. 2.687% 4/22/2032 (USD-SOFR + 1.32% on 4/22/2031)[1]		56,825	45,618
Bank of America Corp. 2.299% 7/21/2032 (USD-SOFR + 1.22% on 7/21/2031)[1]		82,875	64,022
Bank of America Corp. 2.572% 10/20/2032 (USD-SOFR + 1.21% on 10/20/2031)[1]		4,647	3,651
Bank of America Corp. 2.972% 2/4/2033 (USD-SOFR + 1.33% on 2/4/2032)[1]		14,507	11,725
Bank of America Corp. 4.571% 4/27/2033 (USD-SOFR + 1.83% on 4/27/2032)[1]		57,079	52,372
Bank of America Corp. 5.015% 7/22/2033 (USD-SOFR + 2.16% on 7/22/2032)[1]		52,972	50,448
Bank of America Corp. 2.676% 6/19/2041 (USD-SOFR + 1.93% on 6/19/2040)[1]		6,000	4,058
Bank of Ireland Group PLC 6.253% 9/16/2026 (1-year UST Yield Curve Rate T Note Constant Maturity + 2.65% on 9/16/2025)[1,2]		32,600	32,361
Bank of Ireland Group PLC 2.029% 9/30/2027 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.10% on 9/30/2026)[1,2]		9,200	7,780
Barclays Bank PLC 5.304% 8/9/2026 (1-year UST Yield Curve Rate T Note Constant Maturity + 2.30% on 8/9/2025)[1]		725	720
Barclays Bank PLC 5.501% 8/9/2028 (1-year UST Yield Curve Rate T Note Constant Maturity + 2.65% on 8/5/2027)[1]		29,640	28,755
Berkshire Hathaway Finance Corp. 4.20% 8/15/2048		21,090	18,671
Berkshire Hathaway Finance Corp. 4.25% 1/15/2049		3,000	2,687
Berkshire Hathaway, Inc. 3.125% 3/15/2026		2,100	2,015
Berkshire Hathaway, Inc. 2.30% 3/15/2027		3,291	3,043
Berkshire Hathaway, Inc. 2.875% 3/15/2032		2,032	1,766
Berkshire Hathaway, Inc. 4.50% 2/11/2043		1,500	1,410
Berkshire Hathaway, Inc. 3.85% 3/15/2052		2,253	1,808
Blackstone Holdings Finance Co., LLC 5.90% 11/3/2027[2]		12,375	12,489
Blackstone Holdings Finance Co., LLC 6.20% 4/22/2033[2]		3,520	3,559
BNP Paribas 3.375% 1/9/2025[2]		11,000	10,594
BNP Paribas SA 1.323% 1/13/2027 (USD-SOFR + 1.004% on 1/13/2026)[1,2]		22,650	19,821
BNP Paribas SA 2.591% 1/20/2028 (USD-SOFR + 1.228% on 1/20/2027)[1,2]		37,022	32,612
BNP Paribas SA 2.159% 9/15/2029 (USD-SOFR + 1.218% on 9/15/2028)[1,2]		8,319	6,797
BNP Paribas SA 2.871% 4/19/2032 (USD-SOFR + 1.387% on 4/19/2031)[1,2]		67,711	53,107
Canadian Imperial Bank of Commerce (CIBC) 3.60% 4/7/2032		8,369	7,399
Capital One Financial Corp. 1.343% 12/6/2024 (USD-SOFR + 0.69% on 12/6/2023)[1]		26,900	25,762

The Bond Fund of America	7

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Corporate bonds, notes & loans (continued)
Financials (continued)
Capital One Financial Corp. 4.985% 7/24/2026 (USD-SOFR + 2.16% on 7/24/2025)[1]	USD	16,000	$15,686
Capital One Financial Corp. 4.927% 5/10/2028 (USD-SOFR + 2.057% on 5/10/2027)[1]		19,825	19,224
Charles Schwab Corp. 1.65% 3/11/2031		3,150	2,460
Charles Schwab Corp. 5.375% junior subordinated perpetual bonds (5-year UST Yield Curve Rate T Note Constant Maturity + 4.971% on 6/1/2025)[1]		3,750	3,686
China Ping An Insurance Overseas (Holdings), Ltd. 2.85% 8/12/2031		6,203	4,850
Chubb INA Holdings, Inc. 1.375% 9/15/2030		4,000	3,114
Chubb INA Holdings, Inc. 2.85% 12/15/2051		2,157	1,436
Chubb INA Holdings, Inc. 3.05% 12/15/2061		3,758	2,454
CIT Group, Inc. 3.929% 6/19/2024 (USD-SOFR + 3.827% on 6/19/2023)[1]		35,287	34,987
Citigroup, Inc. 2.014% 1/25/2026 (USD-SOFR + 0.694% on 1/25/2025)[1]		12,852	11,921
Citigroup, Inc. 4.45% 9/29/2027		400	382
Citigroup, Inc. 3.07% 2/24/2028 (USD-SOFR + 1.28% on 2/24/2027)[1]		46,305	41,812
Citigroup, Inc. 4.658% 5/24/2028 (USD-SOFR + 1.887% on 5/24/2027)[1]		28,503	27,629
Citigroup, Inc. 2.666% 1/29/2031 (USD-SOFR + 1.146% on 1/29/2030)[1]		502	413
Citigroup, Inc. 2.572% 6/3/2031 (USD-SOFR + 2.107% on 6/3/2030)[1]		21,283	17,260
Citigroup, Inc. 2.561% 5/1/2032 (USD-SOFR + 1.167% on 5/1/2031)[1]		6,406	5,073
Citigroup, Inc. 3.057% 1/25/2033 (USD-SOFR + 1.351% on 1/25/2032)[1]		5,991	4,850
Citigroup, Inc. 3.785% 3/17/2033 (USD-SOFR + 1.939% on 3/17/2032)[1]		17,879	15,340
Citigroup, Inc. 4.91% 5/24/2033 (USD-SOFR + 2.086% on 5/24/2032)[1]		6,042	5,675
Citigroup, Inc. 6.27% 11/17/2033 (USD-SOFR + 2.338% on 11/17/2032)[1]		75,680	78,314
Commonwealth Bank of Australia 2.688% 3/11/2031[2]		17,450	13,484
Commonwealth Bank of Australia 3.784% 3/14/2032[2]		7,234	5,981
Cooperatieve Rabobank UA 2.75% 1/10/2023		17,000	16,994
Cooperatieve Rabobank UA 2.625% 7/22/2024[2]		5,450	5,231
Corebridge Financial, Inc. 3.50% 4/4/2025[2]		10,376	9,956
Corebridge Financial, Inc. 3.65% 4/5/2027[2]		30,338	28,326
Corebridge Financial, Inc. 3.85% 4/5/2029[2]		37,736	34,448
Corebridge Financial, Inc. 3.90% 4/5/2032[2]		38,591	33,810
Corebridge Financial, Inc. 4.35% 4/5/2042[2]		2,317	1,910
Corebridge Financial, Inc. 4.40% 4/5/2052[2]		7,813	6,231
Crédit Agricole SA 3.75% 4/24/2023[2]		21,000	20,910
Crédit Agricole SA 3.25% 10/4/2024[2]		6,200	5,972
Crédit Agricole SA 4.375% 3/17/2025[2]		3,500	3,384
Crédit Agricole SA 1.907% 6/16/2026 (USD-SOFR + 1.676% on 6/16/2025)[1,2]		12,000	10,949
Crédit Agricole SA 1.247% 1/26/2027 (USD-SOFR + 0.892% on 1/26/2026)[1,2]		12,327	10,794
Credit Suisse Group AG 3.80% 6/9/2023		44,264	43,110
Credit Suisse Group AG 2.95% 4/9/2025		2,350	2,117
Credit Suisse Group AG 2.593% 9/11/2025 (USD-SOFR + 1.56% on 9/11/2024)[1,2]		3,418	3,024
Credit Suisse Group AG 2.193% 6/5/2026 (USD-SOFR + 2.044% on 6/5/2025)[1,2]		26,727	22,849
Credit Suisse Group AG 1.305% 2/2/2027 (USD-SOFR + 0.98% on 2/2/2026)[1,2]		42,533	34,077
Credit Suisse Group AG 6.442% 8/11/2028 (USD-SOFR + 3.70% on 8/11/2027)[1,2]		10,000	9,122
Credit Suisse Group AG 3.869% 1/12/2029 (3-month USD-LIBOR + 1.41% on 1/12/2028)[1,2]		12,135	9,745
Credit Suisse Group AG 4.194% 4/1/2031 (USD-SOFR + 3.73% on 4/1/2030)[1,2]		84,353	65,645
Credit Suisse Group AG 3.091% 5/14/2032 (USD-SOFR + 1.73% on 5/14/2031)[1,2]		47,111	32,645
Credit Suisse Group AG 6.537% 8/12/2033 (USD-SOFR + 3.92% on 8/12/2032)[1,2]		3,817	3,359
Credit Suisse Group AG 9.016% 11/15/2033 (USD-SOFR + 5.02% on 11/15/2032)[1,2]		38,021	39,034
Danske Bank AS 3.875% 9/12/2023[2]		15,165	14,979
Danske Bank AS 1.549% 9/10/2027 (1-year UST Yield Curve Rate T Note Constant Maturity + 0.73% on 9/10/2026)[1,2]		17,000	14,581
Danske Bank AS 4.298% 4/1/2028 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.75% on 4/1/2027)[1,2]		19,150	17,637
Deutsche Bank AG 3.95% 2/27/2023		11,964	11,923
Deutsche Bank AG 0.898% 5/28/2024		15,450	14,455
Deutsche Bank AG 3.70% 5/30/2024		12,900	12,543
Deutsche Bank AG 2.222% 9/18/2024 (USD-SOFR + 2.159% on 9/18/2023)[1]		89,334	86,305
Deutsche Bank AG 1.447% 4/1/2025 (USD-SOFR + 1.131% on 4/1/2024)[1]		24,716	22,966
Deutsche Bank AG 3.961% 11/26/2025 (USD-SOFR + 2.581% on 11/26/2024)[1]		17,750	16,974
Deutsche Bank AG 4.10% 1/13/2026		16,415	15,794
Deutsche Bank AG 4.10% 1/13/2026		4,936	4,744
Deutsche Bank AG 2.129% 11/24/2026 (USD-SOFR + 1.87% on 11/24/2025)[1]		125,562	110,898
Deutsche Bank AG 2.311% 11/16/2027 (USD-SOFR + 1.219% on 11/16/2026)[1]		49,166	41,749
Deutsche Bank AG 2.552% 1/7/2028 (USD-SOFR + 1.318% on 1/7/2027)[1]		66,286	56,433
Deutsche Bank AG 3.547% 9/18/2031 (USD-SOFR + 3.043% on 9/18/2030)[1]		22,275	17,906
Discover Financial Services 3.45% 7/27/2026		4,700	4,334
Discover Financial Services 6.70% 11/29/2032		10,325	10,526

8	The Bond Fund of America

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Corporate bonds, notes & loans (continued)
Financials (continued)
DNB Bank ASA 5.896% 10/9/2026 (USD-SOFR + 1.95% on 10/9/2025)[2,3]	USD	2,000	$2,002
DNB Bank ASA 1.535% 5/25/2027 (5-year UST Yield Curve Rate T Note Constant Maturity + 0.72% on 5/25/2026)[1,2]		7,450	6,485
Five Corners Funding Trust II 2.85% 5/15/2030[2]		4,300	3,614
GE Capital Funding, LLC 4.55% 5/15/2032		6,190	5,894
Goldman Sachs Group, Inc. 1.757% 1/24/2025 (USD-SOFR + 0.73% on 1/24/2024)[1]		2,500	2,394
Goldman Sachs Group, Inc. 3.50% 4/1/2025		14,230	13,696
Goldman Sachs Group, Inc. 0.855% 2/12/2026 (USD-SOFR + 0.609% on 2/12/2025)[1]		400	362
Goldman Sachs Group, Inc. (3-month USD-LIBOR + 1.17%) 5.776% 5/15/2026[3]		7,000	6,956
Goldman Sachs Group, Inc. 1.093% 12/9/2026 (USD-SOFR + 0.789% on 12/9/2025)[1]		19,117	16,872
Goldman Sachs Group, Inc. 1.542% 9/10/2027 (USD-SOFR + 0.818% on 9/10/2026)[1]		61,000	52,697
Goldman Sachs Group, Inc. 1.948% 10/21/2027 (USD-SOFR + 0.913% on 10/21/2026)[1]		92,878	81,332
Goldman Sachs Group, Inc. 2.64% 2/24/2028 (USD-SOFR + 1.114% on 2/24/2027)[1]		19,312	17,223
Goldman Sachs Group, Inc. 3.615% 3/15/2028 (USD-SOFR + 1.846% on 3/15/2027)[1]		47,564	44,375
Goldman Sachs Group, Inc. 4.482% 8/23/2028 (USD-SOFR + 1.725% on 8/23/2027)[1]		27,589	26,487
Goldman Sachs Group, Inc. 3.814% 4/23/2029 (3-month USD-LIBOR + 1.158% on 4/23/2028)[1]		5,725	5,240
Goldman Sachs Group, Inc. 2.60% 2/7/2030		3,284	2,748
Goldman Sachs Group, Inc. 3.80% 3/15/2030		9,419	8,489
Goldman Sachs Group, Inc. 1.992% 1/27/2032 (USD-SOFR + 1.09% on 1/27/2031)[1]		24,427	18,665
Goldman Sachs Group, Inc. 2.615% 4/22/2032 (USD-SOFR + 1.281% on 4/22/2031)[1]		14,736	11,787
Goldman Sachs Group, Inc. 2.383% 7/21/2032 (USD-SOFR + 1.248% on 7/21/2031)[1]		16,941	13,186
Goldman Sachs Group, Inc. 2.65% 10/21/2032 (USD-SOFR + 1.264% on 10/21/2031)[1]		3,300	2,614
Goldman Sachs Group, Inc. 3.102% 2/24/2033 (USD-SOFR + 1.41% on 2/24/2032)[1]		45,412	36,992
Goldman Sachs Group, Inc. 4.017% 10/31/2038 (3-month USD-LIBOR + 1.373% on 10/31/2037)[1]		175	145
Goldman Sachs Group, Inc. 2.908% 7/21/2042 (USD-SOFR + 1.40% on 7/21/2041)[1]		10,000	6,837
Goldman Sachs Group, Inc. 3.436% 2/24/2043 (USD-SOFR + 1.632% on 2/24/2042)[1]		10,906	8,057
Groupe BPCE SA 2.75% 1/11/2023[2]		8,600	8,595
Groupe BPCE SA 5.70% 10/22/2023[2]		27,768	27,568
Groupe BPCE SA 4.625% 7/11/2024[2]		20,600	20,060
Groupe BPCE SA 5.15% 7/21/2024[2]		28,454	27,871
Groupe BPCE SA 1.625% 1/14/2025[2]		18,000	16,766
Groupe BPCE SA 1.652% 10/6/2026 (USD-SOFR + 1.52% on 10/6/2025)[1,2]		38,255	34,034
Groupe BPCE SA 2.045% 10/19/2027 (USD-SOFR + 1.087% on 10/19/2026)[1,2]		10,656	9,198
Groupe BPCE SA 2.277% 1/20/2032 (USD-SOFR + 1.312% on 1/20/2031)[1,2]		27,339	20,499
Groupe BPCE SA 5.748% 7/19/2033 (USD-SOFR + 2.865% on 7/19/2032)[1,2]		28,736	27,406
HSBC Holdings PLC 2.633% 11/7/2025 (3-month USD-LIBOR + 1.14% on 11/7/2024)[1]		6,600	6,203
HSBC Holdings PLC 1.589% 5/24/2027 (3-month USD-LIBOR + 1.29% on 5/24/2026)[1]		2,132	1,841
HSBC Holdings PLC 2.251% 11/22/2027 (USD-SOFR + 1.10% on 11/22/2026)[1]		11,240	9,749
HSBC Holdings PLC 4.755% 6/9/2028 (USD-SOFR + 2.11% on 6/9/2027)[1]		22,033	20,860
HSBC Holdings PLC 2.206% 8/17/2029 (USD-SOFR + 1.285% on 8/17/2028)[1]		3,246	2,626
HSBC Holdings PLC 4.95% 3/31/2030		3,150	3,012
HSBC Holdings PLC 3.973% 5/22/2030 (3-month USD-LIBOR + 1.61% on 5/22/2029)[1]		21,463	18,829
HSBC Holdings PLC 2.357% 8/18/2031 (USD-SOFR + 1.947% on 8/18/2030)[1]		8,369	6,413
HSBC Holdings PLC 2.804% 5/24/2032 (USD-SOFR + 1.187% on 5/24/2031)[1]		40,000	31,040
HSBC Holdings PLC 8.113% 11/3/2033 (USD-SOFR + 4.25% on 11/3/2032)[1]		10,500	11,141
Huarong Finance 2017 Co., Ltd. 4.75% 4/27/2027		4,213	3,681
Huarong Finance 2017 Co., Ltd. 4.25% 11/7/2027		36,000	30,809
Huarong Finance 2019 Co., Ltd. (3-month USD-LIBOR + 1.125%) 5.824% 2/24/2023[3]		16,000	15,949
Huarong Finance 2019 Co., Ltd. (3-month USD-LIBOR + 1.25%) 6.007% 2/24/2025[3]		2,556	2,409
Huarong Finance II Co., Ltd. 5.50% 1/16/2025		38,773	36,788
Huarong Finance II Co., Ltd. 5.00% 11/19/2025		3,637	3,362
Huarong Finance II Co., Ltd. 4.625% 6/3/2026		360	318
Huarong Finance II Co., Ltd. 4.875% 11/22/2026		12,224	10,945
Intercontinental Exchange, Inc. 4.00% 9/15/2027		259	250
Intercontinental Exchange, Inc. 4.35% 6/15/2029		20,255	19,611
Intercontinental Exchange, Inc. 2.10% 6/15/2030		20,000	16,344
Intercontinental Exchange, Inc. 4.60% 3/15/2033		19,494	18,676
Intercontinental Exchange, Inc. 2.65% 9/15/2040		3,025	2,105
Intercontinental Exchange, Inc. 3.00% 6/15/2050		13,647	9,251
Intercontinental Exchange, Inc. 4.95% 6/15/2052		7,119	6,632

The Bond Fund of America	9

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Corporate bonds, notes & loans (continued)
Financials (continued)
Intercontinental Exchange, Inc. 3.00% 9/15/2060	USD	841	$531
Intesa Sanpaolo SpA 3.375% 1/12/2023[2]		42,466	42,445
Intesa Sanpaolo SpA 5.017% 6/26/2024[2]		125,758	120,963
Intesa Sanpaolo SpA 3.25% 9/23/2024[2]		8,260	7,840
Intesa Sanpaolo SpA 7.00% 11/21/2025[2]		20,450	20,879
Intesa Sanpaolo SpA 5.71% 1/15/2026[2]		24,105	23,191
Intesa Sanpaolo SpA 3.875% 7/14/2027[2]		10,275	9,175
Intesa Sanpaolo SpA 3.875% 1/12/2028[2]		4,974	4,391
Intesa Sanpaolo SpA 4.00% 9/23/2029[2]		3,000	2,573
Intesa Sanpaolo SpA 8.248% 11/21/2033 (1-year UST Yield Curve Rate T Note Constant Maturity + 4.40% on 11/21/2032)[1,2]		2,525	2,569
Iron Mountain Information Management Services, Inc. 5.00% 7/15/2032[2]		12,345	10,273
JPMorgan Chase & Co. 3.559% 4/23/2024 (3-month USD-LIBOR + 0.73% on 4/23/2023)[1]		1,125	1,118
JPMorgan Chase & Co. 4.023% 12/5/2024 (3-month USD-LIBOR + 1.00% on 12/5/2023)[1]		7,500	7,391
JPMorgan Chase & Co. 2.301% 10/15/2025 (USD-SOFR + 1.16% on 10/15/2024)[1]		62,749	59,174
JPMorgan Chase & Co. 1.561% 12/10/2025 (USD-SOFR + 0.605% on 12/10/2024)[1]		155,249	143,845
JPMorgan Chase & Co. 5.546% 12/15/2025 (USD-SOFR + 1.07% on 12/15/2024)[1]		25,000	25,019
JPMorgan Chase & Co. 2.005% 3/13/2026 (USD-SOFR + 1.585% on 3/13/2025)[1]		22,000	20,380
JPMorgan Chase & Co. 4.08% 4/26/2026 (USD-SOFR + 1.32% on 4/26/2025)[1]		1,500	1,458
JPMorgan Chase & Co. 1.045% 11/19/2026 (USD-SOFR + 0.80% on 11/19/2025)[1]		28,414	25,091
JPMorgan Chase & Co. 1.578% 4/22/2027 (USD-SOFR + 0.885% on 4/22/2026)[1]		20,772	18,275
JPMorgan Chase & Co. 1.47% 9/22/2027 (USD-SOFR + 0.765% on 9/22/2026)[1]		34,000	29,479
JPMorgan Chase & Co. 2.947% 2/24/2028 (USD-SOFR + 1.17% on 2/24/2027)[1]		35,000	31,711
JPMorgan Chase & Co. 4.323% 4/26/2028 (USD-SOFR + 1.56% on 4/26/2027)[1]		66,318	63,435
JPMorgan Chase & Co. 4.851% 7/25/2028 (USD-SOFR + 1.99% on 7/25/2027)[1]		58,466	57,088
JPMorgan Chase & Co. 2.069% 6/1/2029 (USD-SOFR + 1.015% on 6/1/2028)[1]		41,999	35,150
JPMorgan Chase & Co. 2.956% 5/13/2031 (USD-SOFR + 2.515% on 5/13/2030)[1]		1,000	826
JPMorgan Chase & Co. 2.58% 4/22/2032 (USD-SOFR + 1.25% on 4/22/2031)[1]		3,692	2,966
JPMorgan Chase & Co. 2.545% 11/8/2032 (USD-SOFR + 1.18% on 11/8/2031)[1]		30,080	23,852
JPMorgan Chase & Co. 2.963% 1/25/2033 (USD-SOFR + 1.26% on 1/25/2032)[1]		5,482	4,476
JPMorgan Chase & Co. 4.586% 4/26/2033 (USD-SOFR + 1.80% on 4/26/2032)[1]		10,752	9,985
JPMorgan Chase & Co. 4.912% 7/25/2033 (USD-SOFR + 2.08% on 7/25/2032)[1]		27,642	26,401
JPMorgan Chase & Co. 3.109% 4/22/2051 (USD-SOFR + 3.109% on 4/22/2050)[1]		3,972	2,620
JPMorgan Chase & Co. 3.328% 4/22/2052 (USD-SOFR + 1.58% on 4/22/2051)[1]		7,330	4,986
Kasikornbank PCL HK 3.343% 10/2/2031 (5-year UST Yield Curve Rate T Note Constant Maturity + 1.70% on 10/2/2026)[1]		19,035	16,775
Keb Hana Bank 3.25% 3/30/2027[2]		8,350	7,789
Lloyds Banking Group PLC 3.87% 7/9/2025 (1-year UST Yield Curve Rate T Note Constant Maturity + 3.50% on 7/9/2024)[1]		5,920	5,733
Lloyds Banking Group PLC 2.438% 2/5/2026 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.00% on 2/5/2025)[1]		13,875	12,929
Lloyds Banking Group PLC 1.627% 5/11/2027 (1-year UST Yield Curve Rate T Note Constant Maturity + 0.85% on 5/11/2026)[1]		3,525	3,055
Lloyds Banking Group PLC 3.75% 3/18/2028 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.80% on 3/18/2027)[1]		26,573	24,569
Lloyds Banking Group PLC 4.375% 3/22/2028		2,560	2,434
Lloyds Banking Group PLC 4.55% 8/16/2028		3,500	3,300
Lloyds Banking Group PLC 4.976% 8/11/2033 (1-year UST Yield Curve Rate T Note Constant Maturity + 2.30% on 8/11/2032)[1]		16,390	15,096
Lloyds Banking Group PLC 7.953% 11/15/2033 (1-year UST Yield Curve Rate T Note Constant Maturity + 3.75% on 11/15/2032)[1]		4,000	4,246
LPL Holdings, Inc. 4.625% 11/15/2027[2]		270	253
LPL Holdings, Inc. 4.375% 5/15/2031[2]		1,800	1,533
Marsh & McLennan Companies, Inc. 3.875% 3/15/2024		17,615	17,379
Marsh & McLennan Companies, Inc. 4.375% 3/15/2029		2,460	2,381
Marsh & McLennan Companies, Inc. 2.25% 11/15/2030		4,221	3,466
Marsh & McLennan Companies, Inc. 2.375% 12/15/2031		2,192	1,776
Marsh & McLennan Companies, Inc. 4.75% 3/15/2039		750	693
Marsh & McLennan Companies, Inc. 4.90% 3/15/2049		2,450	2,265
Marsh & McLennan Companies, Inc. 2.90% 12/15/2051		6,145	3,968
MetLife Capital Trust IV, junior subordinated, 7.875% 12/15/2067 (3-month USD-LIBOR + 3.96% on 12/1/2037)[1,2]		100	108
MetLife, Inc. 3.60% 11/13/2025		100	97
MetLife, Inc. 4.55% 3/23/2030		2,417	2,382

10	The Bond Fund of America

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Corporate bonds, notes & loans (continued)
Financials (continued)
MetLife, Inc. 4.60% 5/13/2046	USD	800	$723
MetLife, Inc. 5.00% 7/15/2052		1,075	1,030
Metropolitan Life Global Funding I 1.95% 1/13/2023[2]		1,000	999
Metropolitan Life Global Funding I 3.60% 1/11/2024[2]		3,000	2,956
Metropolitan Life Global Funding I 0.95% 7/2/2025[2]		5,764	5,228
Metropolitan Life Global Funding I 3.45% 12/18/2026[2]		2,315	2,167
Metropolitan Life Global Funding I 4.40% 6/30/2027[2]		4,574	4,466
Metropolitan Life Global Funding I 3.00% 9/19/2027[2]		3,500	3,185
Metropolitan Life Global Funding I 3.05% 6/17/2029[2]		5,000	4,444
Metropolitan Life Global Funding I 4.30% 8/25/2029[2]		8,384	7,985
Metropolitan Life Global Funding I 2.95% 4/9/2030[2]		980	852
Metropolitan Life Global Funding I 1.55% 1/7/2031[2]		2,284	1,777
Metropolitan Life Global Funding I 2.40% 1/11/2032[2]		3,250	2,622
Mitsubishi UFJ Financial Group, Inc. 0.962% 10/11/2025 (1-year UST Yield Curve Rate T Note Constant Maturity + 0.45% on 10/11/2024)[1]		17,000	15,642
Mitsubishi UFJ Financial Group, Inc. 1.538% 7/20/2027 (1-year UST Yield Curve Rate T Note Constant Maturity + 0.75% on 7/20/2026)[1]		35,000	30,386
Mitsubishi UFJ Financial Group, Inc. 1.64% 10/13/2027 (1-year UST Yield Curve Rate T Note Constant Maturity + 0.67% on 10/13/2026)[1]		12,800	11,102
Mitsubishi UFJ Financial Group, Inc. 2.341% 1/19/2028 (1-year UST Yield Curve Rate T Note Constant Maturity + 0.83% on 1/19/2027)[1]		18,000	15,868
Mitsubishi UFJ Financial Group, Inc. 4.08% 4/19/2028 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.30% on 4/19/2027)[1]		19,000	17,942
Mitsubishi UFJ Financial Group, Inc. 5.133% 7/20/2033 (1-year UST Yield Curve Rate T Note Constant Maturity + 2.125% on 7/20/2032)[1]		7,741	7,414
Mizuho Financial Group, Inc. 1.554% 7/9/2027 (1-year UST Yield Curve Rate T Note Constant Maturity + 0.75% on 7/9/2026)[1]		26,000	22,681
Mizuho Financial Group, Inc. 5.669% 9/13/2033 (1-year UST Yield Curve Rate T Note Constant Maturity + 2.40% on 9/13/2032)[1]		16,070	15,995
Mizuho Financial Group, Ltd. 3.549% 3/5/2023		17,000	16,963
Moody’s Corp. 4.25% 8/8/2032		4,220	3,956
Morgan Stanley 3.125% 1/23/2023		10,000	9,991
Morgan Stanley 0.529% 1/25/2024 (USD-SOFR + 0.455% on 1/25/2023)[1]		20,000	19,866
Morgan Stanley 3.737% 4/24/2024 (3-month USD-LIBOR + 0.847% on 4/24/2023)[1]		57,500	57,196
Morgan Stanley 2.72% 7/22/2025 (USD-SOFR + 1.152% on 7/22/2024)[1]		1,640	1,569
Morgan Stanley 1.164% 10/21/2025 (USD-SOFR + 0.56% on 10/21/2024)[1]		995	917
Morgan Stanley 2.188% 4/28/2026 (USD-SOFR + 1.99% on 4/28/2025)[1]		15,000	13,952
Morgan Stanley 4.679% 7/17/2026 (USD-SOFR + 1.669% on 7/17/2025)[1]		920	905
Morgan Stanley 0.985% 12/10/2026 (USD-SOFR + 0.72% on 12/10/2025)[1]		10,501	9,212
Morgan Stanley 1.593% 5/4/2027 (USD-SOFR + 0.879% on 5/4/2026)[1]		15,170	13,325
Morgan Stanley 1.512% 7/20/2027 (USD-SOFR + 0.858% on 7/20/2026)[1]		85,147	73,993
Morgan Stanley 2.475% 1/21/2028 (USD-SOFR + 1.00% on 1/21/2027)[1]		32,426	28,858
Morgan Stanley 4.21% 4/20/2028 (USD-SOFR + 1.61% on 4/20/2027)[1]		33,843	32,240
Morgan Stanley 3.591% 7/22/2028[1]		1,200	1,103
Morgan Stanley 6.296% 10/18/2028 (USD-SOFR + 2.44% on 10/18/2027)[1]		13,565	14,027
Morgan Stanley 2.699% 1/22/2031 (USD-SOFR + 1.143% on 1/22/2030)[1]		461	382
Morgan Stanley 1.794% 2/13/2032 (USD-SOFR + 1.034% on 2/13/2031)[1]		20,000	15,077
Morgan Stanley 1.928% 4/28/2032 (USD-SOFR + 1.02% on 4/28/2031)[1]		5,104	3,863
Morgan Stanley 2.239% 7/21/2032 (USD-SOFR + 1.178% on 7/21/2031)[1]		32,233	24,806
Morgan Stanley 2.511% 10/20/2032 (USD-SOFR + 1.20% on 10/20/2031)[1]		15,625	12,269
Morgan Stanley 2.943% 1/21/2033 (USD-SOFR + 1.29% on 1/21/2032)[1]		28,290	22,959
Morgan Stanley 4.889% 7/20/2033 (USD-SOFR + 2.077% on 7/20/2032)[1]		18,010	16,974
Morgan Stanley 6.342% 10/18/2033 (USD-SOFR + 2.565% on 10/18/2032)[1]		5,583	5,868
Morgan Stanley 5.297% 4/20/2037 (USD-SOFR + 2.62% on 4/20/2032)[1]		28,326	25,977
Morgan Stanley 3.217% 4/22/2042 (USD-SOFR + 1.485% on 4/22/2041)[1]		5,708	4,246
MSCI, Inc. 3.625% 9/1/2030[2]		16,200	13,495
MSCI, Inc. 3.25% 8/15/2033[2]		15,450	11,954
Muenchener Rueckversicherungs-Gesellschaft AG 5.875% 5/23/2042 (5-year UST Yield Curve Rate T Note Constant Maturity + 3.982% on 5/23/2032)[1,2]		9,000	9,010
National Australia Bank, Ltd. 2.875% 4/12/2023		13,200	13,142
National Australia Bank, Ltd. 2.332% 8/21/2030[2]		5,000	3,817
Nationwide Building Society 3.766% 3/8/2024 (3-month USD-LIBOR + 1.064% on 3/8/2023)[1,2]		5,000	4,973
Nationwide Building Society 4.363% 8/1/2024 (3-month USD-LIBOR + 1.392% on 8/1/2023)[1,2]		33,400	32,971
Navient Corp. 5.50% 1/25/2023		7,000	6,999
Navient Corp. 5.875% 10/25/2024		1,000	969

The Bond Fund of America	11

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Corporate bonds, notes & loans (continued)
Financials (continued)
Navient Corp. 6.75% 6/25/2025	USD	5,000	$4,808
Navient Corp. 5.00% 3/15/2027		6,250	5,482
Navient Corp. 5.625% 8/1/2033		3,000	2,143
New York Life Global Funding 0.95% 6/24/2025[2]		1,403	1,272
New York Life Global Funding 0.85% 1/15/2026[2]		32,280	28,719
New York Life Global Funding 3.25% 4/7/2027[2]		22,000	20,722
New York Life Global Funding 3.00% 1/10/2028[2]		2,250	2,073
New York Life Global Funding 1.20% 8/7/2030[2]		15,487	11,903
New York Life Global Funding 1.85% 8/1/2031[2]		2,250	1,769
Nordea Bank AB 3.60% 6/6/2025[2]		7,360	7,109
Northern Trust Corp. 6.125% 11/2/2032		26,743	28,285
Northwestern Mutual Global Funding 0.80% 1/14/2026[2]		16,382	14,512
OneMain Holdings, Inc. 7.125% 3/15/2026		9,300	8,864
PNC Bank 3.50% 6/8/2023		17,840	17,735
PNC Financial Services Group, Inc. 3.50% 1/23/2024		11,700	11,531
PNC Financial Services Group, Inc. 6.037% 10/28/2033 (USD-SOFR + 2.14% on 10/28/2032)[1]		41,260	43,089
Power Financial Corp., Ltd. 4.50% 6/18/2029		5,000	4,628
Power Financial Corp., Ltd. 3.95% 4/23/2030		32,000	28,151
Power Financial Corp., Ltd. 3.35% 5/16/2031		8,670	7,205
PRICOA Global Funding I 3.45% 9/1/2023[2]		11,825	11,695
Prudential Financial, Inc. 3.905% 12/7/2047		850	681
Prudential Financial, Inc. 4.418% 3/27/2048		1,000	854
Prudential Financial, Inc. 4.35% 2/25/2050		4,155	3,540
Prudential Financial, Inc. 3.70% 3/13/2051		10,665	8,192
Rede D’Or Finance SARL 4.50% 1/22/2030[2]		3,800	3,276
Royal Bank of Canada 0.75% 10/7/2024		10,780	10,030
Royal Bank of Canada 3.625% 5/4/2027		5,915	5,631
Royal Bank of Canada 6.00% 11/1/2027		16,034	16,744
Royal Bank of Canada 2.30% 11/3/2031		10,000	8,069
Royal Bank of Scotland PLC 4.65% 6/25/2024 (3-month USD-LIBOR + 1.55% on 6/25/2023)[1]		14,130	14,001
Royal Bank of Scotland PLC 3.073% 5/22/2028 (1-year UST Yield Curve Rate T Note Constant Maturity + 2.55% on 5/22/2027)[1]		7,500	6,714
Royal Bank of Scotland PLC 5.076% 1/27/2030 (3-month USD-LIBOR + 1.905% on 1/27/2029)[1]		2,650	2,502
Royal Bank of Scotland PLC 4.445% 5/8/2030 (3-month USD-LIBOR + 1.871% on 5/5/2029)[1]		11,600	10,528
Santander Holdings USA, Inc. 3.50% 6/7/2024		13,325	12,953
Santander Holdings USA, Inc. 2.49% 1/6/2028[1]		21,875	18,797
Springleaf Finance Corp. 6.125% 3/15/2024		500	485
Starwood Property Trust, Inc. 5.50% 11/1/2023[2]		2,295	2,278
State Street Corp. 5.82% 11/4/2028 (USD-SOFR + 1.715% on 11/4/2027)[1]		7,706	7,972
State Street Corp. 4.164% 8/4/2033 (USD-SOFR + 1.726% on 8/4/2032)[1]		10,825	10,032
Sumitomo Mitsui Banking Corp. 3.102% 1/17/2023		28,940	28,922
Sumitomo Mitsui Banking Corp. 2.174% 1/14/2027		6,775	6,015
SVB Financial Group 4.70% junior subordinated perpetual bonds (5-year UST Yield Curve Rate T Note Constant Maturity + 3.064% on 11/15/2031)[1]		11,614	7,372
Synchrony Bank 5.40% 8/22/2025		17,000	16,701
Synchrony Bank 5.625% 8/23/2027		17,000	16,593
Synchrony Financial 4.375% 3/19/2024		5,825	5,723
Toronto-Dominion Bank 0.75% 9/11/2025		23,900	21,356
Toronto-Dominion Bank 3.20% 3/10/2032		2,333	2,015
Toronto-Dominion Bank 4.456% 6/8/2032		15,133	14,470
Travelers Companies, Inc. 4.00% 5/30/2047		2,250	1,830
Travelers Companies, Inc. 4.10% 3/4/2049		1,500	1,228
Travelers Companies, Inc. 2.55% 4/27/2050		3,815	2,375
U.S. Bancorp 2.40% 7/30/2024		19,000	18,277
U.S. Bancorp 4.548% 7/22/2028 (USD-SOFR + 1.66% on 7/27/2027)[1]		16,000	15,652
U.S. Bank NA 2.85% 1/23/2023		21,000	20,981
U.S. Bank NA 3.40% 7/24/2023		13,125	13,008
UBS Group AG 4.49% 8/5/2025 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.60% on 8/5/2024)[1,2]		2,360	2,321
UBS Group AG 1.364% 1/30/2027 (5-year UST Yield Curve Rate T Note Constant Maturity + 1.08% on 1/30/2026)[1,2]		20,772	18,213

12	The Bond Fund of America

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Corporate bonds, notes & loans (continued)
Financials (continued)
UBS Group AG 4.703% 8/5/2027 (1-year UST Yield Curve Rate T Note Constant Maturity + 2.05% on 8/5/2026)[1,2]	USD	50,000	$48,390
UBS Group AG 1.494% 8/10/2027 (1-year UST Yield Curve Rate T Note Constant Maturity + 0.85% on 8/10/2026)[1,2]		22,475	19,364
UBS Group AG 4.751% 5/12/2028 (5-year UST Yield Curve Rate T Note Constant Maturity + 1.75% on 5/12/2027)[1,2]		8,300	7,956
UBS Group AG 3.126% 8/13/2030 (3-month USD-LIBOR + 1.468% on 8/13/2029)[1,2]		2,600	2,209
UniCredit SpA 4.625% 4/12/2027[2]		17,010	15,943
UniCredit SpA 5.861% 6/19/2032 (5-year USD-ICE Swap + 3.703% on 6/19/2027)[1,2]		29,477	25,918
United Overseas Bank, Ltd. 2.00% 10/14/2031 (5-year UST Yield Curve Rate T Note Constant Maturity + 1.23% on 10/14/2026)[1,2]		8,430	7,368
VEB Finance, Ltd. 6.80% 11/22/2025[2,4,5]		500	—	[6]
Vigorous Champion International, Ltd. 4.25% 5/28/2029		2,263	2,035
Wells Fargo & Company 2.406% 10/30/2025 (3-month USD-LIBOR + 0.825% on 10/30/2024)[1]		54,292	51,380
Wells Fargo & Company 3.00% 4/22/2026		34,533	32,341
Wells Fargo & Company 3.908% 4/25/2026 (USD-SOFR + 1.32% on 4/25/2025)[1]		9,960	9,689
Wells Fargo & Company 3.00% 10/23/2026		3,301	3,055
Wells Fargo & Company 3.196% 6/17/2027 (3-month USD-LIBOR + 1.17% on 6/17/2026)[1]		38,880	36,112
Wells Fargo & Company 3.526% 3/24/2028 (USD-SOFR + 1.51% on 3/24/2027)[1]		71,109	65,975
Wells Fargo & Company 2.393% 6/2/2028 (USD-SOFR + 2.10% on 6/2/2027)[1]		1,300	1,149
Wells Fargo & Company 4.808% 7/25/2028 (USD-SOFR + 1.98% on 7/25/2027)[1]		52,702	51,561
Wells Fargo & Company 2.879% 10/30/2030 (3-month USD-LIBOR + 1.17% on 10/30/2029)[1]		22,424	19,095
Wells Fargo & Company 2.572% 2/11/2031 (3-month USD-LIBOR + 1.00% on 2/11/2030)[1]		1,715	1,424
Wells Fargo & Company 3.35% 3/2/2033 (USD-SOFR + 1.50% on 3/2/2032)[1]		52,025	43,965
Wells Fargo & Company 4.897% 7/25/2033 (USD-SOFR + 4.897% on 7/25/2032)[1]		11,720	11,163
Wells Fargo & Company 4.611% 4/25/2053 (USD-SOFR + 2.13% on 4/25/2052)[1]		79,982	68,142
Westpac Banking Corp. 2.894% 2/4/2030 (5-year UST Yield Curve Rate T Note Constant Maturity + 1.35% on 2/4/2025)[1]		10,000	9,175
Westpac Banking Corp. 4.11% 7/24/2034 (5-year UST Yield Curve Rate T Note Constant Maturity + 2.00% on 7/24/2029)[1]		11,339	9,744
Westpac Banking Corp. 2.668% 11/15/2035 (5-year UST Yield Curve Rate T Note Constant Maturity + 1.75% on 11/15/2030)[1]		20,125	15,000
Willis North America, Inc. 4.65% 6/15/2027		8,185	7,919
Willis North America, Inc. 3.875% 9/15/2049		4,700	3,356
			6,491,613

Utilities 4.61%
AEP Texas, Inc. 3.45% 5/15/2051		6,219	4,417
AEP Transmission Co., LLC 3.10% 12/1/2026		12,269	11,518
AEP Transmission Co., LLC 3.65% 4/1/2050		110	84
AEP Transmission Co., LLC 2.75% 8/15/2051		975	623
AES Panama Generation Holdings SRL 4.375% 5/31/2030[2]		8,565	7,460
Alabama Power Co. 3.00% 3/15/2052		31,710	21,080
Alfa Desarrollo SpA 4.55% 9/27/2051[2]		5,709	4,348
Alliant Energy Finance, LLC 3.60% 3/1/2032[2]		21,151	18,295
Ameren Corp. 2.50% 9/15/2024		1,616	1,547
American Electric Power Company, Inc. 1.00% 11/1/2025		3,075	2,750
American Electric Power Company, Inc. 4.30% 12/1/2028		31,133	29,796
American Electric Power Company, Inc. 3.25% 3/1/2050		22,050	14,910
American Transmission Systems, Inc. 2.65% 1/15/2032[2]		1,695	1,396
Atlantic City Electric Co. 2.30% 3/15/2031		2,175	1,777
Baltimore Gas & Electric 4.55% 6/1/2052		3,150	2,800
Berkshire Hathaway Energy Company 2.80% 1/15/2023		8,650	8,644
Berkshire Hathaway Energy Company 4.50% 2/1/2045		200	175
Calpine Corp. 5.25% 6/1/2026[2]		3,398	3,242
Calpine Corp. 4.50% 2/15/2028[2]		4,000	3,577
CenterPoint Energy, Inc. 2.65% 6/1/2031		15,737	13,033
CenterPoint Energy, Inc. 3.70% 9/1/2049		2,775	2,073
CenterPoint Energy, Inc. 3.60% 3/1/2052		10,642	8,231
Cleveland Electric Illuminating Co. 4.55% 11/15/2030[2]		5,500	5,160
CMS Energy Corp. 3.00% 5/15/2026		6,667	6,213
CMS Energy Corp. 3.45% 8/15/2027		6,324	5,874
Colbun SA 3.95% 10/11/2027[2]		8,215	7,667

The Bond Fund of America	13

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Corporate bonds, notes & loans (continued)
Utilities (continued)
Comisión Federal de Electricidad 4.688% 5/15/2029[2]	USD	30,765	$27,345
Comisión Federal de Electricidad 3.875% 7/26/2033[2]		7,530	5,729
Connecticut Light and Power Co. 3.20% 3/15/2027		1,882	1,768
Connecticut Light and Power Co. 2.05% 7/1/2031		12,036	9,696
Consumers Energy Co. 3.60% 8/15/2032		39,463	36,070
Consumers Energy Co. 3.25% 8/15/2046		7,918	5,737
Consumers Energy Co. 3.75% 2/15/2050		7,594	5,961
Consumers Energy Co. 3.10% 8/15/2050		10,243	7,163
Consumers Energy Co. 3.50% 8/1/2051		939	712
Consumers Energy Co. 2.65% 8/15/2052		21,154	13,412
Dominion Resources, Inc. 3.30% 3/15/2025		2,113	2,029
Dominion Resources, Inc. 3.375% 4/1/2030		20,716	18,303
Dominion Resources, Inc., junior subordinated, 3.071% 8/15/2024[1]		17,600	16,970
DPL, Inc. 4.125% 7/1/2025		1,040	979
DTE Electric Co. 2.625% 3/1/2031		9,112	7,770
DTE Electric Co. 3.70% 3/15/2045		657	523
DTE Electric Co. 3.65% 3/1/2052		3,213	2,501
DTE Energy Company 2.85% 10/1/2026		6,100	5,628
DTE Energy Company 1.90% 4/1/2028		1,505	1,311
DTE Energy Company 2.25% 3/1/2030		24,350	20,521
DTE Energy Company 3.00% 3/1/2032		34,637	29,970
DTE Energy Company 2.95% 3/1/2050		1,994	1,362
Duke Energy Carolinas, LLC 2.45% 8/15/2029		32,831	28,221
Duke Energy Carolinas, LLC 2.55% 4/15/2031		3,362	2,815
Duke Energy Carolinas, LLC 3.20% 8/15/2049		77	54
Duke Energy Corp. 5.00% 12/8/2027		1,375	1,370
Duke Energy Corp. 4.50% 8/15/2032		82,915	77,915
Duke Energy Corp. 3.50% 6/15/2051		7,365	5,147
Duke Energy Corp. 5.00% 8/15/2052		4,243	3,788
Duke Energy Florida, LLC 2.50% 12/1/2029		6,857	5,876
Duke Energy Florida, LLC 1.75% 6/15/2030		9,021	7,192
Duke Energy Florida, LLC 3.00% 12/15/2051		8,684	5,862
Duke Energy Florida, LLC 5.95% 11/15/2052		2,500	2,677
Duke Energy Ohio, Inc. 2.125% 6/1/2030		5,250	4,297
Duke Energy Progress, LLC 3.375% 9/1/2023		786	778
Duke Energy Progress, LLC 2.00% 8/15/2031		8,701	6,897
Duke Energy Progress, LLC 2.50% 8/15/2050		4,000	2,418
Duke Energy Progress, LLC 2.90% 8/15/2051		3,675	2,424
Edison International 3.55% 11/15/2024		19,734	19,065
Edison International 4.95% 4/15/2025		6,354	6,255
Edison International 5.75% 6/15/2027		26,671	26,795
Edison International 4.125% 3/15/2028		55,990	52,043
Edison International 6.95% 11/15/2029		17,400	18,211
Electricité de France SA 2.625% junior subordinated perpetual bonds (5-year EUR Mid-Swap + 2.86% on 6/1/2028)[1]	EUR	15,000	12,566
Emera US Finance, LP 0.833% 6/15/2024	USD	3,750	3,502
Emera US Finance, LP 2.639% 6/15/2031		27,050	21,246
Emera, Inc. 6.75% 6/15/2076 (3-month USD-LIBOR + 5.44% on 6/15/2026)[1]		2,350	2,265
Empresas Publicas de Medellin ESP 4.25% 7/18/2029		990	788
Empresas Publicas de Medellin ESP 4.25% 7/18/2029[2]		846	673
Empresas Publicas de Medellin ESP 4.375% 2/15/2031[2]		8,203	6,388
Enel Chile SA 4.875% 6/12/2028		3,045	2,973
Enel Finance America, LLC 7.10% 10/14/2027[2]		30,000	31,073
Enel Finance International SA 7.50% 10/14/2032[2]		12,425	13,168
Engie Energia Chile SA 3.40% 1/28/2030[2]		7,054	5,772
ENN Clean Energy International Investment, Ltd. 3.375% 5/12/2026[2]		8,250	7,196
ENN Energy Holdings, Ltd. 2.625% 9/17/2030[2]		24,093	19,556
Entergy Corp. 3.12% 9/1/2027		4,780	4,410
Entergy Corp. 1.90% 6/15/2028		34,227	28,996
Entergy Corp. 1.60% 12/15/2030		1,700	1,310
Entergy Corp. 2.40% 6/15/2031		24,551	19,561
Entergy Louisiana, LLC 2.35% 6/15/2032		4,469	3,564
Entergy Louisiana, LLC 2.90% 3/15/2051		17,647	11,371
Entergy Louisiana, LLC 4.75% 9/15/2052		10,462	9,447
Entergy Texas, Inc. 1.75% 3/15/2031		3,450	2,698
Exelon Corp. 4.10% 3/15/2052		1,725	1,388
FirstEnergy Corp. 2.05% 3/1/2025		25,920	24,058

14	The Bond Fund of America

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Corporate bonds, notes & loans (continued)
Utilities (continued)
FirstEnergy Corp. 1.60% 1/15/2026	USD	54,542	$48,312
FirstEnergy Corp. 3.50% 4/1/2028[2]		15,958	14,569
FirstEnergy Corp. 4.10% 5/15/2028[2]		6,025	5,681
FirstEnergy Corp. 2.65% 3/1/2030		64,440	52,655
FirstEnergy Corp. 2.25% 9/1/2030		117,043	93,105
FirstEnergy Corp. 3.40% 3/1/2050		8,323	5,506
FirstEnergy Corp., Series B, 4.40% 7/15/2027 (4.15% on 1/15/2023)[1]		91,819	85,616
FirstEnergy Transmission, LLC 4.35% 1/15/2025[2]		1,260	1,229
FirstEnergy Transmission, LLC 2.866% 9/15/2028[2]		74,825	65,428
Florida Power & Light Company 2.45% 2/3/2032		27,446	22,941
Florida Power & Light Company 2.875% 12/4/2051		29,905	20,200
Georgia Power Co. 3.70% 1/30/2050		625	468
Gulf Power Co. 3.30% 5/30/2027		10,000	9,417
Interchile SA 4.50% 6/30/2056[2]		2,443	2,023
Israel Electric Corp., Ltd. 4.25% 8/14/2028[2]		25,000	23,672
Israel Electric Corp., Ltd. 3.75% 2/22/2032[2]		2,160	1,898
Israel Electric Corp., Ltd. 8.10% 12/15/2096[2]		6,250	7,011
ITC Holdings Corp. 4.95% 9/22/2027[2]		225	222
ITC Holdings Corp. 3.35% 11/15/2027		18,634	17,188
Jersey Central Power & Light Co. 4.30% 1/15/2026[2]		4,480	4,332
Jersey Central Power & Light Co. 2.75% 3/1/2032[2]		7,574	6,136
Metropolitan Edison Co. 4.30% 1/15/2029[2]		5,000	4,704
MidAmerican Energy Holdings Co. 3.10% 5/1/2027		2,273	2,132
MidAmerican Energy Holdings Co. 3.65% 4/15/2029		2,300	2,155
MidAmerican Energy Holdings Co. 3.65% 8/1/2048		1,449	1,144
MidAmerican Energy Holdings Co. 2.70% 8/1/2052		3,177	2,049
Mississippi Power Co. 3.95% 3/30/2028		4,100	3,852
Mississippi Power Co. 4.25% 3/15/2042		14,426	11,762
Monongahela Power Co. 3.55% 5/15/2027[2]		4,800	4,519
NextEra Energy Capital Holdings, Inc. 0.65% 3/1/2023		48,050	47,724
NextEra Energy Capital Holdings, Inc. 1.875% 1/15/2027		16,625	14,737
NextEra Energy Capital Holdings, Inc. 2.75% 11/1/2029		2,563	2,222
NextEra Energy Partners, LP 4.25% 7/15/2024[2]		4,715	4,581
NextEra Energy Partners, LP 3.875% 10/15/2026[2]		3,535	3,242
NiSource Finance Corp. 5.00% 6/15/2052		1,856	1,698
Northern States Power Co. 2.90% 3/1/2050		873	601
Northern States Power Co. 2.60% 6/1/2051		28,026	17,894
Northern States Power Co. 4.50% 6/1/2052		2,825	2,576
NRG Energy, Inc. 3.625% 2/15/2031[2]		5,000	3,810
NRG Energy, Inc. 3.875% 2/15/2032[2]		3,000	2,259
Oncor Electric Delivery Company, LLC 0.55% 10/1/2025		8,100	7,238
Oncor Electric Delivery Company, LLC 2.75% 5/15/2030		1,950	1,703
Oncor Electric Delivery Company, LLC 4.15% 6/1/2032[2]		178	169
Oncor Electric Delivery Company, LLC 4.55% 9/15/2032[2]		15,932	15,648
Oncor Electric Delivery Company, LLC 2.70% 11/15/2051		10,254	6,746
Pacific Gas and Electric Co. 3.25% 6/15/2023		3,421	3,384
Pacific Gas and Electric Co. 4.25% 8/1/2023		508	506
Pacific Gas and Electric Co. 3.85% 11/15/2023		3,800	3,747
Pacific Gas and Electric Co. 3.40% 8/15/2024		13,465	12,929
Pacific Gas and Electric Co. 3.50% 6/15/2025		5,102	4,818
Pacific Gas and Electric Co. 3.45% 7/1/2025		3,830	3,629
Pacific Gas and Electric Co. 3.15% 1/1/2026		140,783	130,969
Pacific Gas and Electric Co. 2.95% 3/1/2026		57,398	52,670
Pacific Gas and Electric Co. 3.30% 3/15/2027		31,462	28,033
Pacific Gas and Electric Co. 2.10% 8/1/2027		47,540	40,673
Pacific Gas and Electric Co. 3.30% 12/1/2027		56,739	50,166
Pacific Gas and Electric Co. 3.00% 6/15/2028		28,500	24,693
Pacific Gas and Electric Co. 3.75% 7/1/2028		33,012	29,341
Pacific Gas and Electric Co. 4.65% 8/1/2028		48,518	44,699
Pacific Gas and Electric Co. 4.55% 7/1/2030		179,513	163,131
Pacific Gas and Electric Co. 2.50% 2/1/2031		152,153	118,400
Pacific Gas and Electric Co. 3.25% 6/1/2031		38,007	30,986
Pacific Gas and Electric Co. 3.30% 8/1/2040		29,622	20,157
Pacific Gas and Electric Co. 3.75% 8/15/2042		37,185	25,076
Pacific Gas and Electric Co. 3.50% 8/1/2050		49,863	31,160
PECO Energy Co. 2.80% 6/15/2050		10,000	6,588
PG&E Corp. 5.00% 7/1/2028		9,485	8,674

The Bond Fund of America	15

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Corporate bonds, notes & loans (continued)
Utilities (continued)
PG&E Corp. 5.25% 7/1/2030	USD	3,450	$3,145
Progress Energy, Inc. 7.00% 10/30/2031		8,568	9,372
Public Service Company of Colorado 3.70% 6/15/2028		1,286	1,226
Public Service Company of Colorado 1.90% 1/15/2031		1,256	1,011
Public Service Company of Colorado 1.875% 6/15/2031		35,565	28,401
Public Service Company of Colorado 2.70% 1/15/2051		3,608	2,341
Public Service Electric and Gas Co. 0.95% 3/15/2026		17,350	15,423
Public Service Electric and Gas Co. 3.65% 9/1/2028		2,978	2,809
Public Service Electric and Gas Co. 3.20% 5/15/2029		6,374	5,796
Public Service Electric and Gas Co. 2.45% 1/15/2030		4,830	4,155
Public Service Electric and Gas Co. 1.90% 8/15/2031		4,425	3,530
Public Service Electric and Gas Co. 3.10% 3/15/2032		32,500	28,502
Public Service Electric and Gas Co. 4.90% 12/15/2032		5,551	5,579
Public Service Electric and Gas Co. 3.15% 1/1/2050		15,000	10,568
Public Service Electric and Gas Co. 2.05% 8/1/2050		18,843	10,592
Public Service Enterprise Group, Inc. 2.45% 11/15/2031		3,896	3,124
Public Service Enterprise Group, Inc. 3.20% 8/1/2049		2,475	1,780
San Diego Gas & Electric Co. 3.32% 4/15/2050		2,025	1,457
Southern California Edison Co. 1.10% 4/1/2024		28,652	27,226
Southern California Edison Co. 1.20% 2/1/2026		20,000	17,758
Southern California Edison Co. 4.70% 6/1/2027		28,823	28,270
Southern California Edison Co. 5.85% 11/1/2027		3,868	3,988
Southern California Edison Co. 3.65% 3/1/2028		15,563	14,538
Southern California Edison Co. 4.20% 3/1/2029		28,275	26,952
Southern California Edison Co. 2.85% 8/1/2029		67,852	59,115
Southern California Edison Co. 2.25% 6/1/2030		31,087	25,673
Southern California Edison Co. 2.50% 6/1/2031		25,013	20,674
Southern California Edison Co. 2.75% 2/1/2032		24,738	20,784
Southern California Edison Co. 5.95% 11/1/2032		3,425	3,630
Southern California Edison Co. 6.00% 1/15/2034		10,039	10,519
Southern California Edison Co. 5.75% 4/1/2035		6,666	6,662
Southern California Edison Co. 5.35% 7/15/2035		30,475	29,610
Southern California Edison Co. 5.625% 2/1/2036		5,649	5,518
Southern California Edison Co. 5.55% 1/15/2037		6,946	6,819
Southern California Edison Co. 5.95% 2/1/2038		12,088	12,247
Southern California Edison Co. 4.50% 9/1/2040		20,920	17,954
Southern California Edison Co. 4.00% 4/1/2047		25,040	19,684
Southern California Edison Co. 4.125% 3/1/2048		16,764	13,457
Southern California Edison Co. 4.875% 3/1/2049		1,925	1,703
Southern California Edison Co. 3.65% 2/1/2050		42,825	31,475
Southern California Edison Co. 2.95% 2/1/2051		10,000	6,450
Southern California Edison Co. 3.65% 6/1/2051		11,713	8,573
Southern California Edison Co., Series C, 3.60% 2/1/2045		12,979	9,364
Southern California Gas Company 2.55% 2/1/2030		6,775	5,781
Southwestern Electric Power Co. 1.65% 3/15/2026		12,675	11,351
Southwestern Electric Power Co. 3.25% 11/1/2051		13,364	8,844
Talen Energy Corp. 7.25% 5/15/2027[2]		12,024	12,500
Talen Energy Corp. 6.625% 1/15/2028[2]		8,215	8,413
Talen Energy Corp., Term Loan, (3-month USD CME Term SOFR + 4.75%) 9.008% 11/13/2023[3,7]		2,910	2,939
Talen Energy Supply, LLC 7.625% 6/1/2028[2]		1,590	1,661
Union Electric Co. 2.15% 3/15/2032		12,550	9,954
Union Electric Co. 2.625% 3/15/2051		1,494	948
Union Electric Co. 3.90% 4/1/2052		7,318	5,935
Virginia Electric and Power Co. 2.95% 11/15/2026		3,000	2,800
Virginia Electric and Power Co. 2.875% 7/15/2029		6,742	5,952
Virginia Electric and Power Co. 2.30% 11/15/2031		14,022	11,321
Virginia Electric and Power Co. 2.40% 3/30/2032		16,412	13,306
Virginia Electric and Power Co. 2.45% 12/15/2050		16,091	9,607
Vistra Operations Co., LLC 3.55% 7/15/2024[2]		8,000	7,677
Vistra Operations Co., LLC 5.00% 7/31/2027[2]		1,000	930
WEC Energy Group, Inc. 5.15% 10/1/2027		18,800	19,035
WEC Energy Group, Inc. 2.20% 12/15/2028		9,475	8,039
Wisconsin Power and Light Co. 1.95% 9/16/2031		15,450	12,160
Wisconsin Power and Light Co. 3.95% 9/1/2032		10,120	9,293
Wisconsin Power and Light Co. 3.65% 4/1/2050		2,675	1,973
Xcel Energy, Inc. 3.35% 12/1/2026		8,718	8,199

16	The Bond Fund of America

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Corporate bonds, notes & loans (continued)
Utilities (continued)
Xcel Energy, Inc. 1.75% 3/15/2027	USD	21,179	$18,583
Xcel Energy, Inc. 2.60% 12/1/2029		23,312	19,957
Xcel Energy, Inc. 3.40% 6/1/2030		8,601	7,693
Xcel Energy, Inc. 2.35% 11/15/2031		40,475	32,452
Xcel Energy, Inc. 4.60% 6/1/2032		30,368	29,093
Xcel Energy, Inc. 3.50% 12/1/2049		18,894	13,869
			3,277,141

Consumer discretionary 3.63%
Allied Universal Holdco, LLC 4.625% 6/1/2028[2]		2,105	1,743
Amazon.com, Inc. 3.30% 4/13/2027		11,359	10,797
Amazon.com, Inc. 1.20% 6/3/2027		4,519	3,920
Amazon.com, Inc. 1.65% 5/12/2028		25,000	21,507
Amazon.com, Inc. 3.45% 4/13/2029		8,434	7,896
Amazon.com, Inc. 1.50% 6/3/2030		6,278	5,059
Amazon.com, Inc. 2.10% 5/12/2031		25,000	20,480
Amazon.com, Inc. 3.60% 4/13/2032		37,880	34,777
Amazon.com, Inc. 4.70% 12/1/2032		14,370	14,270
Amazon.com, Inc. 3.875% 8/22/2037		550	489
Amazon.com, Inc. 2.875% 5/12/2041		5,827	4,371
Amazon.com, Inc. 3.10% 5/12/2051		33,000	23,668
American Honda Finance Corp. 1.20% 7/8/2025		10,182	9,316
Atlas LuxCo 4 SARL 4.625% 6/1/2028[2]		1,610	1,307
Bath & Body Works, Inc. 6.875% 11/1/2035		4,500	4,008
Bath & Body Works, Inc. 6.75% 7/1/2036		4,800	4,227
Bayerische Motoren Werke AG 3.80% 4/6/2023[2]		1,985	1,981
Bayerische Motoren Werke AG 3.45% 4/12/2023[2]		16,128	16,058
Bayerische Motoren Werke AG 3.90% 4/9/2025[2]		21,240	20,800
Bayerische Motoren Werke AG 1.25% 8/12/2026[2]		600	525
Bayerische Motoren Werke AG 3.45% 4/1/2027[2]		1,300	1,229
Bayerische Motoren Werke AG 2.55% 4/1/2031[2]		14,011	11,605
Bayerische Motoren Werke AG 1.95% 8/12/2031[2]		3,500	2,743
Bayerische Motoren Werke AG 3.70% 4/1/2032[2]		8,750	7,844
Carnival Corp. 10.50% 2/1/2026[2]		1,250	1,258
Carnival Corp. 4.00% 8/1/2028[2]		1,000	817
Daimler Trucks Finance North America, LLC 1.125% 12/14/2023[2]		18,000	17,299
Daimler Trucks Finance North America, LLC 1.625% 12/13/2024[2]		29,500	27,399
Daimler Trucks Finance North America, LLC 3.50% 4/7/2025[2]		11,275	10,825
Daimler Trucks Finance North America, LLC 2.00% 12/14/2026[2]		10,500	9,266
Daimler Trucks Finance North America, LLC 3.65% 4/7/2027[2]		19,522	18,273
Daimler Trucks Finance North America, LLC 2.375% 12/14/2028[2]		24,969	21,029
Daimler Trucks Finance North America, LLC 2.50% 12/14/2031[2]		62,028	48,245
DaimlerChrysler North America Holding Corp. 1.75% 3/10/2023[2]		18,000	17,894
DaimlerChrysler North America Holding Corp. 3.65% 2/22/2024[2]		9,710	9,548
DaimlerChrysler North America Holding Corp. 0.75% 3/1/2024[2]		18,720	17,783
DaimlerChrysler North America Holding Corp. 2.70% 6/14/2024[2]		19,050	18,405
Ford Motor Co. 2.30% 2/10/2025		33,110	30,282
Ford Motor Co. 2.90% 2/10/2029		65,800	52,642
Ford Motor Co. 6.10% 8/19/2032		25,000	23,132
Ford Motor Co. 4.75% 1/15/2043		1,000	720
Ford Motor Credit Company, LLC 3.81% 1/9/2024		3,935	3,833
Ford Motor Credit Company, LLC 5.584% 3/18/2024		423	418
Ford Motor Credit Company, LLC 3.664% 9/8/2024		5,756	5,493
Ford Motor Credit Company, LLC 5.125% 6/16/2025		1,000	964
Ford Motor Credit Company, LLC 4.134% 8/4/2025		400	375
Ford Motor Credit Company, LLC 4.542% 8/1/2026		18,000	16,616
Ford Motor Credit Company, LLC 2.70% 8/10/2026		66,960	58,232
Ford Motor Credit Company, LLC 4.271% 1/9/2027		41,650	37,743
Ford Motor Credit Company, LLC 4.95% 5/28/2027		9,920	9,273
Ford Motor Credit Company, LLC 4.125% 8/17/2027		19,805	17,771
Ford Motor Credit Company, LLC 3.815% 11/2/2027		5,575	4,909
Ford Motor Credit Company, LLC 7.35% 11/4/2027		93,397	95,937
Ford Motor Credit Company, LLC 2.90% 2/16/2028		13,400	11,084
Ford Motor Credit Company, LLC 3.625% 6/17/2031		2,000	1,574
General Motors Company 6.125% 10/1/2025		28,548	29,083
General Motors Company 6.80% 10/1/2027		17,934	18,645
General Motors Company 5.40% 10/15/2029		16,960	16,223

The Bond Fund of America	17

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Corporate bonds, notes & loans (continued)
Consumer discretionary (continued)
General Motors Company 5.60% 10/15/2032	USD	16,000	$14,910
General Motors Company 6.75% 4/1/2046		4,000	3,853
General Motors Company 5.40% 4/1/2048		4,000	3,286
General Motors Financial Co. 3.25% 1/5/2023		22,403	22,402
General Motors Financial Co. 3.70% 5/9/2023		15,126	15,053
General Motors Financial Co. 4.15% 6/19/2023		14,010	13,938
General Motors Financial Co. 1.05% 3/8/2024		3,356	3,188
General Motors Financial Co. 3.80% 4/7/2025		10,383	10,032
General Motors Financial Co. 2.75% 6/20/2025		24,892	23,324
General Motors Financial Co. 1.25% 1/8/2026		6,450	5,687
General Motors Financial Co. 1.50% 6/10/2026		76,846	66,827
General Motors Financial Co. 4.00% 10/6/2026		7,285	6,867
General Motors Financial Co. 2.35% 2/26/2027		42,397	37,085
General Motors Financial Co. 2.70% 8/20/2027		37,175	32,554
General Motors Financial Co. 2.40% 4/10/2028		12,928	10,895
General Motors Financial Co. 2.40% 10/15/2028		40,580	33,723
General Motors Financial Co. 4.30% 4/6/2029		13,600	12,209
General Motors Financial Co. 3.60% 6/21/2030		1,735	1,464
General Motors Financial Co. 2.35% 1/8/2031		34,807	26,322
General Motors Financial Co. 2.70% 6/10/2031		27,854	21,406
Grand Canyon University 4.125% 10/1/2024		25,000	23,512
Hanesbrands, Inc. 4.625% 5/15/2024[2]		5,430	5,268
Hilton Worldwide Holdings, Inc. 4.00% 5/1/2031[2]		13,960	11,708
Hilton Worldwide Holdings, Inc. 3.625% 2/15/2032[2]		11,040	8,861
Home Depot, Inc. 3.90% 12/6/2028		831	802
Home Depot, Inc. 2.95% 6/15/2029		42,205	38,273
Home Depot, Inc. 2.70% 4/15/2030		25,000	21,858
Home Depot, Inc. 1.375% 3/15/2031		26,220	20,376
Home Depot, Inc. 3.125% 12/15/2049		5	4
Home Depot, Inc. 3.35% 4/15/2050		110	81
Home Depot, Inc. 2.375% 3/15/2051		14,847	8,923
Hyundai Capital America 2.375% 2/10/2023[2]		21,815	21,767
Hyundai Capital America 0.80% 4/3/2023[2]		4,200	4,151
Hyundai Capital America 5.75% 4/6/2023[2]		10,000	10,007
Hyundai Capital America 1.25% 9/18/2023[2]		18,902	18,324
Hyundai Capital America 0.875% 6/14/2024[2]		17,000	15,865
Hyundai Capital America 1.00% 9/17/2024[2]		15,600	14,423
Hyundai Capital America 2.65% 2/10/2025[2]		28,554	26,876
Hyundai Capital America 5.875% 4/7/2025[2]		10,000	10,048
Hyundai Capital America 1.80% 10/15/2025[2]		56,387	50,772
Hyundai Capital America 1.30% 1/8/2026[2]		17,000	14,886
Hyundai Capital America 1.50% 6/15/2026[2]		39,691	34,435
Hyundai Capital America 1.65% 9/17/2026[2]		38,800	34,151
Hyundai Capital America 3.00% 2/10/2027[2]		19,717	17,723
Hyundai Capital America 2.375% 10/15/2027[2]		14,154	12,131
Hyundai Capital America 1.80% 1/10/2028[2]		15,718	12,915
Hyundai Capital America 2.00% 6/15/2028[2]		49,163	40,129
Hyundai Capital America 2.10% 9/15/2028[2]		14,290	11,754
Hyundai Capital Services, Inc. 2.125% 4/24/2025[2]		5,225	4,782
Hyundai Capital Services, Inc. 1.25% 2/8/2026[2]		6,570	5,714
International Game Technology PLC 6.50% 2/15/2025[2]		1,560	1,572
International Game Technology PLC 4.125% 4/15/2026[2]		2,115	1,975
International Game Technology PLC 6.25% 1/15/2027[2]		3,500	3,479
International Game Technology PLC 5.25% 1/15/2029[2]		6,940	6,479
KB Home 6.875% 6/15/2027		5,000	5,038
KIA Corp. 2.375% 2/14/2025[2]		9,995	9,282
Lennar Corp. 4.50% 4/30/2024		3,015	2,976
Lowe’s Companies, Inc. 1.30% 4/15/2028		684	570
Lowe’s Companies, Inc. 4.05% 5/3/2047		2,427	1,909
Lowe’s Companies, Inc. 3.00% 10/15/2050		3,151	2,018
M.D.C. Holdings, Inc. 6.00% 1/15/2043		7,475	6,100
Marriott International, Inc. 5.75% 5/1/2025		1,196	1,207
Marriott International, Inc. 3.125% 6/15/2026		1,235	1,158
Marriott International, Inc. 5.00% 10/15/2027		20,771	20,531
Marriott International, Inc. 2.85% 4/15/2031		16,535	13,430
Marriott International, Inc. 2.75% 10/15/2033		58,067	44,465
McDonald’s Corp. 3.70% 1/30/2026		135	131

18	The Bond Fund of America

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Corporate bonds, notes & loans (continued)
Consumer discretionary (continued)
McDonald’s Corp. 3.50% 3/1/2027	USD	185	$176
McDonald’s Corp. 2.125% 3/1/2030		5,793	4,859
McDonald’s Corp. 4.60% 9/9/2032		11,855	11,629
McDonald’s Corp. 4.45% 9/1/2048		1,750	1,531
McDonald’s Corp. 3.625% 9/1/2049		6,857	5,191
McDonald’s Corp. 4.20% 4/1/2050		5,396	4,518
McDonald’s Corp. 5.15% 9/9/2052		4,880	4,708
Meituan Dianping 2.125% 10/28/2025[2]		5,041	4,465
Meituan Dianping 3.05% 10/28/2030[2]		17,000	13,126
Meituan Dianping 3.05% 10/28/2030		15,000	11,582
Mercedes-Benz Finance North America, LLC 5.50% 11/27/2024[2]		1,667	1,678
Mercedes-Benz Finance North America, LLC 5.375% 11/26/2025[2]		1,050	1,057
MGM Resorts International 6.75% 5/1/2025		3,000	3,020
Morongo Band of Mission Indians 7.00% 10/1/2039[2]		11,225	11,888
NIKE, Inc. 2.40% 3/27/2025		8,656	8,275
NIKE, Inc. 3.25% 3/27/2040		5,469	4,466
Nissan Motor Acceptance Co., LLC 1.125% 9/16/2024[2]		16,200	14,772
Nissan Motor Acceptance Co., LLC 1.85% 9/16/2026[2]		36,749	30,724
Nissan Motor Acceptance Co., LLC 2.45% 9/15/2028[2]		22,725	17,698
Nissan Motor Co., Ltd. 3.043% 9/15/2023[2]		8,756	8,581
Nissan Motor Co., Ltd. 3.522% 9/17/2025[2]		48,235	44,853
Nissan Motor Co., Ltd. 2.00% 3/9/2026[2]		31,075	26,757
Nissan Motor Co., Ltd. 4.345% 9/17/2027[2]		4,535	4,119
Nissan Motor Co., Ltd. 2.75% 3/9/2028[2]		39,575	32,117
Nissan Motor Co., Ltd. 4.81% 9/17/2030[2]		22,600	19,230
President & Fellows of Harvard College 2.517% 10/15/2050		5,500	3,597
QVC, Inc. 4.85% 4/1/2024		6,050	5,607
Royal Caribbean Cruises, Ltd. 11.50% 6/1/2025[2]		2,500	2,687
S.A.C.I. Falabella 3.75% 10/30/2027[2]		8,295	7,508
Sally Holdings, LLC 5.625% 12/1/2025		200	193
Sands China, Ltd. 4.30% 1/8/2026		2,330	2,153
Sands China, Ltd. 5.90% 8/8/2028		43,750	41,023
Sands China, Ltd. 4.875% 6/18/2030		6,500	5,721
Starbucks Corp. 3.10% 3/1/2023		15,237	15,193
Starbucks Corp. 3.80% 8/15/2025		14,000	13,700
Stellantis Finance US, Inc. 1.711% 1/29/2027[2]		29,400	25,267
Stellantis Finance US, Inc. 5.625% 1/12/2028[2]		51,318	50,904
Stellantis Finance US, Inc. 2.691% 9/15/2031[2]		53,880	41,238
Stellantis Finance US, Inc. 6.375% 9/12/2032[2]		81,070	80,269
Taylor Morrison Home Corp. 5.75% 1/15/2028[2]		3,500	3,283
Toyota Motor Credit Corp. 2.70% 1/11/2023		5,300	5,297
Toyota Motor Credit Corp. 0.681% 3/25/2024		6,731	6,388
Toyota Motor Credit Corp. 1.90% 1/13/2027		2,568	2,295
Toyota Motor Credit Corp. 1.15% 8/13/2027		6,086	5,187
Toyota Motor Credit Corp. 1.90% 4/6/2028		6,195	5,397
Toyota Motor Credit Corp. 4.45% 6/29/2029		616	605
Toyota Motor Credit Corp. 3.375% 4/1/2030		8,330	7,574
VICI Properties, LP 4.25% 12/1/2026[2]		5,700	5,330
VICI Properties, LP / VICI Note Co., Inc. 5.625% 5/1/2024[2]		3,885	3,854
VICI Properties, LP / VICI Note Co., Inc. 4.50% 1/15/2028[2]		6,770	6,250
Volkswagen Group of America Finance, LLC 3.125% 5/12/2023[2]		20,696	20,534
Volkswagen Group of America Finance, LLC 2.85% 9/26/2024[2]		4,869	4,663
Volkswagen Group of America Finance, LLC 3.35% 5/13/2025[2]		21,089	20,159
Volkswagen Group of America Finance, LLC 1.25% 11/24/2025[2]		3,530	3,150
Volkswagen Group of America Finance, LLC 1.625% 11/24/2027[2]		16,375	13,736
Wyndham Destinations, Inc. 6.625% 7/31/2026[2]		4,000	3,920
Wynn Resorts Finance, LLC 7.75% 4/15/2025[2]		4,380	4,363
Wynn Resorts Finance, LLC 5.125% 10/1/2029[2]		2,500	2,147
			2,581,686

Health care 3.27%
AbbVie, Inc. 2.60% 11/21/2024		30,200	28,913
AbbVie, Inc. 2.95% 11/21/2026		16,395	15,270
AbbVie, Inc. 3.20% 11/21/2029		48,853	44,151
AbbVie, Inc. 4.25% 11/21/2049		1,650	1,378
AmerisourceBergen Corp. 2.70% 3/15/2031		42,338	35,247
Amgen, Inc. 3.00% 2/22/2029		4,448	3,948

The Bond Fund of America	19

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Corporate bonds, notes & loans (continued)
Health care (continued)
Amgen, Inc. 4.05% 8/18/2029	USD	56,739	$53,150
Amgen, Inc. 2.45% 2/21/2030		18,829	15,886
Amgen, Inc. 2.30% 2/25/2031		5,000	4,085
Amgen, Inc. 4.20% 3/1/2033		44,357	41,175
Amgen, Inc. 3.375% 2/21/2050		825	577
Amgen, Inc. 3.00% 1/15/2052		275	177
Amgen, Inc. 4.875% 3/1/2053		19,461	17,367
Anthem, Inc. 2.375% 1/15/2025		1,534	1,457
Anthem, Inc. 4.10% 5/15/2032		36,973	34,501
Anthem, Inc. 4.55% 5/15/2052		18,976	16,588
AstraZeneca Finance, LLC 1.75% 5/28/2028		4,450	3,828
AstraZeneca Finance, LLC 2.25% 5/28/2031		6,503	5,426
AstraZeneca PLC 3.50% 8/17/2023		15,207	15,081
AstraZeneca PLC 3.375% 11/16/2025		20,971	20,258
AstraZeneca PLC 0.70% 4/8/2026		6,589	5,800
AstraZeneca PLC 4.00% 1/17/2029		2,027	1,950
AstraZeneca PLC 1.375% 8/6/2030		18,646	14,774
AstraZeneca PLC 3.00% 5/28/2051		3,294	2,326
Avantor Funding, Inc. 4.625% 7/15/2028[2]		6,320	5,756
Bausch Health Companies, Inc. 4.875% 6/1/2028[2]		8,125	5,183
Baxter International, Inc. 2.272% 12/1/2028		3,250	2,778
Baxter International, Inc. 2.539% 2/1/2032		23,238	18,520
Bayer US Finance II, LLC 3.875% 12/15/2023[2]		14,400	14,197
Bayer US Finance II, LLC 4.25% 12/15/2025[2]		28,742	27,881
Bayer US Finance II, LLC 4.375% 12/15/2028[2]		28,501	26,812
Becton, Dickinson and Company 3.363% 6/6/2024		12,129	11,859
Becton, Dickinson and Company 4.298% 8/22/2032		16,700	15,682
Boston Scientific Corp. 3.45% 3/1/2024		875	859
Boston Scientific Corp. 2.65% 6/1/2030		42,491	36,395
Boston Scientific Corp. 4.70% 3/1/2049		340	306
Bristol-Myers Squibb Company 2.90% 7/26/2024		9,095	8,834
Bristol-Myers Squibb Company 3.20% 6/15/2026		7,768	7,416
Bristol-Myers Squibb Company 3.40% 7/26/2029		2,197	2,038
Bristol-Myers Squibb Company 1.45% 11/13/2030		3,580	2,838
Catalent Pharma Solutions, Inc. 3.50% 4/1/2030[2]		11,000	8,700
Centene Corp. 4.25% 12/15/2027		58,085	54,604
Centene Corp. 2.45% 7/15/2028		86,515	73,189
Centene Corp. 4.625% 12/15/2029		42,335	38,783
Centene Corp. 3.375% 2/15/2030		45,137	38,259
Centene Corp. 3.00% 10/15/2030		23,055	18,951
Centene Corp. 2.50% 3/1/2031		74,200	58,202
Centene Corp. 2.625% 8/1/2031		14,110	11,115
Charles River Laboratories International, Inc. 3.75% 3/15/2029[2]		4,335	3,840
Cigna Corp. 2.375% 3/15/2031		3,806	3,124
Community Health Systems, Inc. 8.00% 3/15/2026[2]		4,000	3,650
Community Health Systems, Inc. 4.75% 2/15/2031[2]		2,000	1,456
CVS Health Corp. 1.30% 8/21/2027		10,000	8,482
CVS Health Corp. 3.25% 8/15/2029		10,362	9,292
CVS Health Corp. 1.75% 8/21/2030		5,660	4,474
CVS Health Corp. 1.875% 2/28/2031		13,185	10,374
CVS Health Corp. 5.05% 3/25/2048		1,707	1,541
CVS Health Corp. 4.25% 4/1/2050		8,451	6,767
Danaher Corp. 2.80% 12/10/2051		6,500	4,326
Eli Lilly and Company 3.375% 3/15/2029		10,549	9,894
EMD Finance, LLC 3.25% 3/19/2025[2]		16,185	15,524
GE Healthcare Holding, LLC 5.65% 11/15/2027[2]		33,699	34,152
GE Healthcare Holding, LLC 5.857% 3/15/2030[2]		7,880	8,083
GE Healthcare Holding, LLC 5.905% 11/22/2032[2]		59,501	61,844
GE Healthcare Holding, LLC 6.377% 11/22/2052[2]		2,650	2,831
Gilead Sciences, Inc. 1.65% 10/1/2030		10,000	7,953
Gilead Sciences, Inc. 2.80% 10/1/2050		625	402
GlaxoSmithKline PLC 3.625% 5/15/2025		11,425	11,166
HCA, Inc. 5.875% 2/15/2026		4,700	4,734
HCA, Inc. 3.125% 3/15/2027[2]		4,775	4,348
HCA, Inc. 5.875% 2/1/2029		7,130	7,123
HCA, Inc. 3.375% 3/15/2029[2]		9,641	8,489
HCA, Inc. 4.125% 6/15/2029		2,825	2,585

20	The Bond Fund of America

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Corporate bonds, notes & loans (continued)
Health care (continued)
HCA, Inc. 3.50% 9/1/2030	USD	5,225	$4,519
HCA, Inc. 2.375% 7/15/2031		3,310	2,585
HCA, Inc. 3.625% 3/15/2032[2]		31,278	26,550
HCA, Inc. 5.25% 6/15/2049		8,300	7,108
HCA, Inc. 4.625% 3/15/2052[2]		2,479	1,941
Humana, Inc. 3.70% 3/23/2029		15,704	14,410
IMS Health Holdings, Inc. 5.00% 10/15/2026[2]		5,750	5,503
Johnson & Johnson 0.95% 9/1/2027		6,325	5,456
Johnson & Johnson 1.30% 9/1/2030		19,100	15,443
Johnson & Johnson 2.10% 9/1/2040		5,100	3,529
Johnson & Johnson 2.25% 9/1/2050		12,225	7,622
Kaiser Foundation Hospitals 2.81% 6/1/2041		5,555	4,047
Laboratory Corporation of America Holdings 1.55% 6/1/2026		6,555	5,814
Laboratory Corporation of America Holdings 4.70% 2/1/2045		1,310	1,129
Merck & Co., Inc. 2.75% 2/10/2025		36,590	35,092
Merck & Co., Inc. 1.70% 6/10/2027		18,478	16,410
Merck & Co., Inc. 1.45% 6/24/2030		24,106	19,288
Merck & Co., Inc. 2.15% 12/10/2031		15,401	12,618
Molina Healthcare, Inc. 4.375% 6/15/2028[2]		2,125	1,943
Molina Healthcare, Inc. 3.875% 11/15/2030[2]		2,665	2,262
Molina Healthcare, Inc. 3.875% 5/15/2032[2]		10,500	8,735
Novartis Capital Corp. 1.75% 2/14/2025		1,167	1,101
Novartis Capital Corp. 2.00% 2/14/2027		7,355	6,700
Novartis Capital Corp. 2.20% 8/14/2030		24,078	20,538
Pfizer, Inc. 2.95% 3/15/2024		2,150	2,103
Pfizer, Inc. 3.45% 3/15/2029		991	937
Pfizer, Inc. 1.70% 5/28/2030		5,571	4,597
Regeneron Pharmaceuticals, Inc. 1.75% 9/15/2030		12,201	9,451
Roche Holdings, Inc. 1.93% 12/13/2028[2]		46,849	40,128
Roche Holdings, Inc. 2.076% 12/13/2031[2]		99,980	81,610
Roche Holdings, Inc. 2.607% 12/13/2051[2]		2,632	1,717
Shire PLC 2.875% 9/23/2023		4,486	4,410
Shire PLC 3.20% 9/23/2026		24,764	23,259
Summa Health 3.511% 11/15/2051		1,655	1,123
Syneos Health, Inc. 3.625% 1/15/2029[2]		2,315	1,847
Takeda Pharmaceutical Company, Ltd. 4.40% 11/26/2023		10,926	10,842
Takeda Pharmaceutical Company, Ltd. 5.00% 11/26/2028		7,500	7,452
Tenet Healthcare Corp. 4.625% 7/15/2024		4,240	4,141
Tenet Healthcare Corp. 4.875% 1/1/2026[2]		5,535	5,245
Tenet Healthcare Corp. 5.125% 11/1/2027[2]		4,565	4,256
Tenet Healthcare Corp. 6.125% 6/15/2030[2]		4,000	3,818
Teva Pharmaceutical Finance Co. BV 6.00% 4/15/2024		85,316	83,792
Teva Pharmaceutical Finance Co. BV 7.125% 1/31/2025		66,000	65,737
Teva Pharmaceutical Finance Co. BV 3.15% 10/1/2026		147,495	129,284
Teva Pharmaceutical Finance Co. BV 4.75% 5/9/2027		25,870	23,416
Teva Pharmaceutical Finance Co. BV 6.75% 3/1/2028		127,679	124,780
Teva Pharmaceutical Finance Co. BV 5.125% 5/9/2029		20,815	18,564
Teva Pharmaceutical Finance Co. BV 4.10% 10/1/2046		171,671	105,337
Teva Pharmaceutical Finance Co., LLC 6.15% 2/1/2036		11,690	10,308
Thermo Fisher Scientific, Inc. 4.80% 11/21/2027		13,000	13,065
Thermo Fisher Scientific, Inc. 4.95% 11/21/2032		6,694	6,810
UnitedHealth Group, Inc. 3.50% 2/15/2024		6,860	6,752
UnitedHealth Group, Inc. 2.375% 8/15/2024		7,903	7,605
UnitedHealth Group, Inc. 3.75% 7/15/2025		5,900	5,773
UnitedHealth Group, Inc. 3.70% 12/15/2025		15,430	15,049
UnitedHealth Group, Inc. 3.70% 5/15/2027		7,520	7,286
UnitedHealth Group, Inc. 5.25% 2/15/2028		3,011	3,084
UnitedHealth Group, Inc. 4.00% 5/15/2029		14,165	13,559
UnitedHealth Group, Inc. 2.875% 8/15/2029		4,194	3,746
UnitedHealth Group, Inc. 2.00% 5/15/2030		16,379	13,552
UnitedHealth Group, Inc. 4.20% 5/15/2032		17,062	16,248
UnitedHealth Group, Inc. 5.35% 2/15/2033		6,026	6,237
UnitedHealth Group, Inc. 3.05% 5/15/2041		8,000	6,044
UnitedHealth Group, Inc. 4.25% 6/15/2048		3,314	2,880
UnitedHealth Group, Inc. 4.45% 12/15/2048		2,015	1,800
UnitedHealth Group, Inc. 3.70% 8/15/2049		6,795	5,412
UnitedHealth Group, Inc. 2.90% 5/15/2050		10,000	6,812

The Bond Fund of America	21

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Corporate bonds, notes & loans (continued)
Health care (continued)
UnitedHealth Group, Inc. 3.25% 5/15/2051	USD	8,365	$6,027
UnitedHealth Group, Inc. 4.75% 5/15/2052		8,835	8,207
UnitedHealth Group, Inc. 5.875% 2/15/2053		3,270	3,552
UnitedHealth Group, Inc. 4.95% 5/15/2062		1,870	1,762
UnitedHealth Group, Inc. 6.05% 2/15/2063		5,222	5,704
Valeant Pharmaceuticals International, Inc. 5.50% 11/1/2025[2]		17,750	15,115
WellPoint, Inc. 3.50% 8/15/2024		9,349	9,125
Zoetis, Inc. 5.60% 11/16/2032		30,450	31,663
			2,330,290

Communication services 3.11%
Alphabet, Inc. 1.10% 8/15/2030		9,030	7,088
América Móvil, SAB de CV, 8.46% 12/18/2036	MXN	27,000	1,197
AT&T, Inc. 1.70% 3/25/2026	USD	14,392	12,987
AT&T, Inc. 2.30% 6/1/2027		21,596	19,240
AT&T, Inc. 1.65% 2/1/2028		25,527	21,602
AT&T, Inc. 4.35% 3/1/2029		14,011	13,354
AT&T, Inc. 4.30% 2/15/2030		71,889	67,861
AT&T, Inc. 2.75% 6/1/2031		58,116	48,308
AT&T, Inc. 2.25% 2/1/2032		37,037	29,127
AT&T, Inc. 2.55% 12/1/2033		31,473	24,280
AT&T, Inc. 3.50% 9/15/2053		76,396	51,906
Axiata SPV2 Bhd. 2.163% 8/19/2030		4,883	3,947
Cablevision Systems Corp. 5.375% 2/1/2028[2]		4,850	3,918
CCO Holdings, LLC 4.75% 3/1/2030[2]		9,665	8,357
CCO Holdings, LLC 4.50% 8/15/2030[2]		18,675	15,471
CCO Holdings, LLC 4.75% 2/1/2032[2]		8,000	6,502
CCO Holdings, LLC 4.50% 5/1/2032		2,225	1,775
CCO Holdings, LLC 4.25% 1/15/2034[2]		21,825	16,150
CCO Holdings, LLC and CCO Holdings Capital Corp. 2.25% 1/15/2029		7,734	6,239
CCO Holdings, LLC and CCO Holdings Capital Corp. 5.375% 6/1/2029[2]		2,700	2,448
CCO Holdings, LLC and CCO Holdings Capital Corp. 2.80% 4/1/2031		57,062	44,554
CCO Holdings, LLC and CCO Holdings Capital Corp. 4.40% 4/1/2033		16,230	13,933
CCO Holdings, LLC and CCO Holdings Capital Corp. 6.484% 10/23/2045		6,850	6,206
CCO Holdings, LLC and CCO Holdings Capital Corp. 5.25% 4/1/2053		7,840	6,084
CenturyLink, Inc. 4.00% 2/15/2027[2]		31,029	26,365
Charter Communications Operating, LLC 4.908% 7/23/2025		165	162
Charter Communications Operating, LLC 2.30% 2/1/2032		25,960	19,183
Charter Communications Operating, LLC 5.125% 7/1/2049		18,943	14,399
Charter Communications Operating, LLC 4.80% 3/1/2050		5,000	3,649
Charter Communications Operating, LLC 3.70% 4/1/2051		28,727	17,571
Charter Communications Operating, LLC 3.90% 6/1/2052		2,900	1,831
Comcast Corp. 2.65% 2/1/2030		23,790	20,635
Comcast Corp. 1.95% 1/15/2031		14,746	11,955
Comcast Corp. 1.50% 2/15/2031		1,000	781
Comcast Corp. 3.25% 11/1/2039		2,120	1,660
Comcast Corp. 3.75% 4/1/2040		8,930	7,402
Comcast Corp. 2.80% 1/15/2051		22,600	14,363
Comcast Corp. 2.887% 11/1/2051		5,000	3,234
Diamond Sports Group, LLC 5.375% 8/15/2026[2]		3,500	416
DIRECTV Financing, LLC 5.875% 8/15/2027[2]		8,750	7,845
DISH Network Corp. 11.75% 11/15/2027[2]		8,625	8,894
Frontier Communications Holdings, LLC 6.00% 1/15/2030[2]		2,000	1,574
Gray Escrow II, Inc. 5.375% 11/15/2031[2]		5,925	4,280
Gray Television, Inc. 5.875% 7/15/2026[2]		1,682	1,501
Gray Television, Inc. 4.75% 10/15/2030[2]		8,393	6,085
Grupo Televisa, SAB 7.25% 5/14/2043	MXN	25,290	802
iHeartCommunications, Inc. 6.375% 5/1/2026	USD	8,475	7,810
Level 3 Communications, Inc. 3.875% 11/15/2029[2]		6,900	5,457
Level 3 Financing, Inc. 3.75% 7/15/2029[2]		3,053	2,200
Meta Platforms, Inc. 3.85% 8/15/2032		16,851	14,876
Meta Platforms, Inc. 4.45% 8/15/2052		25,000	19,996
Midas OpCo Holdings, LLC 5.625% 8/15/2029[2]		3,500	2,893
Netflix, Inc. 4.875% 4/15/2028		110,571	107,015
Netflix, Inc. 5.875% 11/15/2028		207,235	210,557
Netflix, Inc. 6.375% 5/15/2029		30,417	31,359
Netflix, Inc. 5.375% 11/15/2029[2]		101,277	98,418

22	The Bond Fund of America

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Corporate bonds, notes & loans (continued)
Communication services (continued)
Netflix, Inc. 4.875% 6/15/2030[2]	USD	99,883	$93,319
News Corp. 3.875% 5/15/2029[2]		6,000	5,213
News Corp. 5.125% 2/15/2032[2]		8,175	7,451
Quebecor Media, Inc. 5.75% 1/15/2023		3,600	3,597
SBA Tower Trust 1.631% 11/15/2026[2]		62,772	53,405
Scripps Escrow II, Inc. 3.875% 1/15/2029[2]		7,921	6,368
Sirius XM Radio, Inc. 4.00% 7/15/2028[2]		4,300	3,751
Sirius XM Radio, Inc. 4.125% 7/1/2030[2]		8,000	6,620
Sirius XM Radio, Inc. 3.875% 9/1/2031[2]		5,000	3,910
Sprint Corp. 7.875% 9/15/2023		6,163	6,263
Sprint Corp. 7.125% 6/15/2024		10,010	10,228
Sprint Corp. 7.625% 2/15/2025		39,000	40,347
Sprint Corp. 6.875% 11/15/2028		5,000	5,201
Sprint Corp. 8.75% 3/15/2032		4,500	5,366
TEGNA, Inc. 5.00% 9/15/2029		8,500	8,084
Tencent Holdings, Ltd. 3.28% 4/11/2024[2]		15,000	14,643
Tencent Holdings, Ltd. 3.595% 1/19/2028		7,500	6,887
Tencent Holdings, Ltd. 2.39% 6/3/2030[2]		30,000	24,460
Tencent Holdings, Ltd. 3.24% 6/3/2050[2]		14,870	9,428
Tencent Holdings, Ltd. 3.29% 6/3/2060[2]		10,000	6,014
T-Mobile US, Inc. 3.50% 4/15/2025		6,550	6,305
T-Mobile US, Inc. 1.50% 2/15/2026		4,900	4,393
T-Mobile US, Inc. 2.25% 2/15/2026		13,438	12,249
T-Mobile US, Inc. 2.625% 4/15/2026		61,189	56,189
T-Mobile US, Inc. 3.75% 4/15/2027		21,300	20,095
T-Mobile US, Inc. 4.75% 2/1/2028		4,566	4,450
T-Mobile US, Inc. 2.05% 2/15/2028		2,500	2,151
T-Mobile US, Inc. 2.625% 2/15/2029		17,611	14,932
T-Mobile US, Inc. 2.40% 3/15/2029		6,204	5,248
T-Mobile US, Inc. 3.375% 4/15/2029		8,000	7,062
T-Mobile US, Inc. 3.875% 4/15/2030		18,318	16,636
T-Mobile US, Inc. 2.55% 2/15/2031		20,700	16,960
T-Mobile US, Inc. 2.875% 2/15/2031		38,764	32,084
T-Mobile US, Inc. 3.50% 4/15/2031		10,000	8,657
T-Mobile US, Inc. 2.70% 3/15/2032		17,704	14,351
T-Mobile US, Inc. 3.00% 2/15/2041		10,790	7,655
T-Mobile US, Inc. 3.30% 2/15/2051		12,561	8,438
T-Mobile US, Inc. 3.40% 10/15/2052		59,731	40,404
Verizon Communications, Inc. 3.00% 3/22/2027		1,287	1,198
Verizon Communications, Inc. 4.329% 9/21/2028		13,420	12,930
Verizon Communications, Inc. 3.875% 2/8/2029		2,071	1,947
Verizon Communications, Inc. 4.016% 12/3/2029		1,981	1,855
Verizon Communications, Inc. 1.68% 10/30/2030		37,196	29,079
Verizon Communications, Inc. 1.75% 1/20/2031		68,302	53,152
Verizon Communications, Inc. 2.55% 3/21/2031		333	275
Verizon Communications, Inc. 2.355% 3/15/2032		2,462	1,958
Verizon Communications, Inc. 2.65% 11/20/2040		37,696	25,583
Verizon Communications, Inc. 3.40% 3/22/2041		13,354	10,094
Verizon Communications, Inc. 2.85% 9/3/2041		11,567	8,004
Verizon Communications, Inc. 3.85% 11/1/2042		855	681
Verizon Communications, Inc. 2.875% 11/20/2050		42,449	26,796
Verizon Communications, Inc. 3.55% 3/22/2051		3,494	2,505
Verizon Communications, Inc. 3.875% 3/1/2052		20,000	15,266
Videotron, Ltd. 5.375% 6/15/2024[2]		3,100	3,066
Virgin Media O2 4.25% 1/31/2031[2]		5,475	4,444
Virgin Media Secured Finance PLC 5.50% 5/15/2029[2]		5,000	4,490
Virgin Media Secured Finance PLC 4.50% 8/15/2030[2]		500	419
Vodafone Group PLC 5.25% 5/30/2048		6,992	6,192
Vodafone Group PLC 4.25% 9/17/2050		17,875	13,713
VZ Secured Financing BV 5.00% 1/15/2032[2]		2,000	1,629
Warner Music Group 3.75% 12/1/2029[2]		5,000	4,306
Warner Music Group 3.00% 2/15/2031[2]		6,500	5,205
WarnerMedia Holdings, Inc. 3.428% 3/15/2024[2]		41,644	40,446
WarnerMedia Holdings, Inc. 3.638% 3/15/2025[2]		19,418	18,482
WarnerMedia Holdings, Inc. 3.755% 3/15/2027[2]		103,574	93,419
WarnerMedia Holdings, Inc. 4.054% 3/15/2029[2]		8,369	7,256
WarnerMedia Holdings, Inc. 4.279% 3/15/2032[2]		41,902	34,622

The Bond Fund of America	23

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Corporate bonds, notes & loans (continued)
Communication services (continued)
WarnerMedia Holdings, Inc. 5.05% 3/15/2042[2]	USD	18,405	$14,147
WarnerMedia Holdings, Inc. 5.141% 3/15/2052[2]		50,353	36,799
WarnerMedia Holdings, Inc. 5.391% 3/15/2062[2]		16,949	12,441
Ziggo Bond Finance BV 4.875% 1/15/2030[2]		6,000	5,031
ZipRecruiter, Inc. 5.00% 1/15/2030[2]		13,375	11,044
			2,214,990

Industrials 2.83%
AAdvantage Loyalty IP, Ltd. 5.50% 4/20/2026[2]		5,000	4,817
ADT Corp. 4.875% 7/15/2032[2]		3,000	2,555
ADT Security Corp. 4.125% 8/1/2029[2]		3,000	2,555
Air Lease Corp. 0.80% 8/18/2024		17,900	16,493
Air Lease Corp. 2.875% 1/15/2026		25,208	23,351
Air Lease Corp. 2.20% 1/15/2027		21,674	18,918
Air Lease Corp. 2.10% 9/1/2028		13,775	11,244
Allison Transmission Holdings, Inc. 3.75% 1/30/2031[2]		4,000	3,295
Ashtead Capital, Inc. 5.50% 8/11/2032[2]		400	384
Autoridad del Canal de Panama 4.95% 7/29/2035[2]		5,500	5,204
Autoridad del Canal de Panama 4.95% 7/29/2035		1,025	970
Avolon Holdings Funding, Ltd. 3.95% 7/1/2024[2]		36,469	34,933
Avolon Holdings Funding, Ltd. 2.125% 2/21/2026[2]		35,436	30,536
Avolon Holdings Funding, Ltd. 4.25% 4/15/2026[2]		9,306	8,447
Avolon Holdings Funding, Ltd. 4.375% 5/1/2026[2]		4,425	4,037
Avolon Holdings Funding, Ltd. 3.25% 2/15/2027[2]		16,000	13,714
Avolon Holdings Funding, Ltd. 2.528% 11/18/2027[2]		2,795	2,238
Avolon Holdings Funding, Ltd. 2.75% 2/21/2028[2]		20,000	16,086
Boeing Company 1.167% 2/4/2023		3,013	3,002
Boeing Company 4.508% 5/1/2023		9,683	9,666
Boeing Company 1.95% 2/1/2024		6,096	5,875
Boeing Company 2.80% 3/1/2024		3,485	3,381
Boeing Company 4.875% 5/1/2025		122,838	122,008
Boeing Company 2.75% 2/1/2026		166,889	154,847
Boeing Company 2.196% 2/4/2026		111,289	101,236
Boeing Company 3.10% 5/1/2026		1,626	1,532
Boeing Company 2.70% 2/1/2027		11,304	10,220
Boeing Company 5.04% 5/1/2027		56,328	55,796
Boeing Company 3.25% 2/1/2028		114,428	104,114
Boeing Company 3.25% 3/1/2028		10,176	9,115
Boeing Company 5.15% 5/1/2030		171,278	167,526
Boeing Company 3.625% 2/1/2031		25,074	22,031
Boeing Company 3.60% 5/1/2034		6,790	5,449
Boeing Company 3.25% 2/1/2035		2,022	1,544
Boeing Company 3.50% 3/1/2039		545	395
Boeing Company 5.705% 5/1/2040		11,044	10,578
Boeing Company 3.90% 5/1/2049		8,665	6,121
Boeing Company 3.75% 2/1/2050		4,934	3,408
Boeing Company 5.805% 5/1/2050		52,351	48,805
Boeing Company 5.93% 5/1/2060		2,000	1,833
Burlington Northern Santa Fe, LLC 3.05% 2/15/2051		8,000	5,601
Burlington Northern Santa Fe, LLC 3.30% 9/15/2051		36,427	26,695
Burlington Northern Santa Fe, LLC 2.875% 6/15/2052		1,425	957
BWX Technologies, Inc. 4.125% 6/30/2028[2]		1,675	1,511
Canadian Pacific Railway, Ltd. 1.75% 12/2/2026		12,512	11,167
Canadian Pacific Railway, Ltd. 2.45% 12/2/2031		41,177	34,214
Canadian Pacific Railway, Ltd. 3.00% 12/2/2041		25,869	19,612
Canadian Pacific Railway, Ltd. 3.10% 12/2/2051		44,958	30,434
Carrier Global Corp. 2.242% 2/15/2025		1,609	1,517
Carrier Global Corp. 2.493% 2/15/2027		1,332	1,203
Carrier Global Corp. 2.722% 2/15/2030		15,767	13,309
Carrier Global Corp. 3.377% 4/5/2040		17,500	13,350
Carrier Global Corp. 3.577% 4/5/2050		3,000	2,153
Clean Harbors, Inc. 4.875% 7/15/2027[2]		1,100	1,044
Clean Harbors, Inc. 5.125% 7/15/2029[2]		10,000	9,292
CSX Corp. 3.80% 3/1/2028		2,460	2,351
CSX Corp. 4.25% 3/15/2029		4,277	4,123
CSX Corp. 2.40% 2/15/2030		17,855	15,168
CSX Corp. 4.10% 11/15/2032		52,625	49,500

24	The Bond Fund of America

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Corporate bonds, notes & loans (continued)
Industrials (continued)
CSX Corp. 2.50% 5/15/2051	USD	5,905	$3,613
CSX Corp. 4.50% 11/15/2052		43,800	38,268
Delta Air Lines, Inc. 7.00% 5/1/2025[2]		2,750	2,813
Dianjian International Finance, Ltd. 4.60% perpetual bonds (5-year UST Yield Curve Rate T Note Constant Maturity + 6.933% on 3/13/2023)[1]		14,000	13,979
Dun & Bradstreet Corp. 5.00% 12/15/2029[2]		16,863	14,453
Eaton Corp. 4.15% 3/15/2033		10,049	9,373
Eaton Corp. 4.70% 8/23/2052		3,545	3,228
ENA Master Trust 4.00% 5/19/2048[2]		8,154	5,753
General Dynamics Corp. 3.375% 5/15/2023		6,645	6,609
General Dynamics Corp. 3.50% 5/15/2025		8,025	7,825
General Dynamics Corp. 1.15% 6/1/2026		7,780	6,917
General Dynamics Corp. 3.625% 4/1/2030		10,250	9,551
General Dynamics Corp. 2.25% 6/1/2031		2,377	1,995
Honeywell International, Inc. 2.30% 8/15/2024		3,387	3,254
Honeywell International, Inc. 1.35% 6/1/2025		165	153
Honeywell International, Inc. 4.95% 2/15/2028		3,000	3,044
Honeywell International, Inc. 2.70% 8/15/2029		8,333	7,427
Honeywell International, Inc. 1.95% 6/1/2030		20,000	16,550
Honeywell International, Inc. 5.00% 2/15/2033		5,500	5,620
Howmet Aerospace, Inc. 5.95% 2/1/2037		29,000	28,200
Icahn Enterprises Finance Corp. 4.75% 9/15/2024		2,500	2,403
Icahn Enterprises Finance Corp. 6.25% 5/15/2026		5,200	5,009
L3Harris Technologies, Inc. 1.80% 1/15/2031		3,725	2,867
Lima Metro Line 2 Finance, Ltd. 5.875% 7/5/2034[2]		2,445	2,379
Lima Metro Line 2 Finance, Ltd. 5.875% 7/5/2034		520	506
Lima Metro Line 2 Finance, Ltd. 4.35% 4/5/2036[2]		2,849	2,538
Lima Metro Line 2 Finance, Ltd. 4.35% 4/5/2036		2,242	1,997
Lockheed Martin Corp. 5.10% 11/15/2027		5,986	6,129
Lockheed Martin Corp. 1.85% 6/15/2030		1,637	1,348
Lockheed Martin Corp. 5.25% 1/15/2033		56,532	58,472
Lockheed Martin Corp. 5.70% 11/15/2054		25,385	26,764
Lockheed Martin Corp. 5.90% 11/15/2063		3,924	4,241
Masco Corp. 1.50% 2/15/2028		10,810	8,967
Masco Corp. 2.00% 2/15/2031		14,724	11,363
Masco Corp. 3.125% 2/15/2051		1,575	983
Mexico City Airport Trust 4.25% 10/31/2026		200	191
Mexico City Airport Trust 3.875% 4/30/2028		11,400	10,445
Mexico City Airport Trust 3.875% 4/30/2028[2]		690	632
Mexico City Airport Trust 5.50% 10/31/2046		4,093	3,159
Mexico City Airport Trust 5.50% 7/31/2047		15,685	12,114
Mexico City Airport Trust 5.50% 7/31/2047[2]		4,796	3,704
Mileage Plus Holdings, LLC 6.50% 6/20/2027[2]		9,397	9,363
MISC Capital Two (Labuan), Ltd. 3.75% 4/6/2027[2]		16,872	15,311
Norfolk Southern Corp. 3.05% 5/15/2050		1,558	1,051
Norfolk Southern Corp. 4.55% 6/1/2053		7,564	6,617
Northrop Grumman Corp. 2.93% 1/15/2025		25,040	24,033
Northrop Grumman Corp. 3.25% 1/15/2028		8,475	7,831
Otis Worldwide Corp. 2.056% 4/5/2025		21,882	20,492
Pitney Bowes, Inc. 6.875% 3/15/2027[2]		6,000	5,138
Prime Security Services Borrower, LLC 5.25% 4/15/2024[2]		2,500	2,460
Prime Security Services Borrower, LLC 5.75% 4/15/2026[2]		2,000	1,929
Prime Security Services Borrower, LLC 3.375% 8/31/2027[2]		3,100	2,681
Raytheon Technologies Corp. 3.20% 3/15/2024		10,380	10,183
Raytheon Technologies Corp. 2.25% 7/1/2030		3,750	3,129
Raytheon Technologies Corp. 1.90% 9/1/2031		18,072	14,234
Raytheon Technologies Corp. 2.375% 3/15/2032		13,474	10,948
Raytheon Technologies Corp. 2.82% 9/1/2051		3,750	2,446
Raytheon Technologies Corp. 3.03% 3/15/2052		7,000	4,779
Republic Services, Inc. 2.50% 8/15/2024		7,000	6,712
Republic Services, Inc. 2.375% 3/15/2033		9,620	7,700
Rolls-Royce PLC 5.75% 10/15/2027[2]		1,935	1,846
Rutas 2 and 7 Finance, Ltd. 0% 9/30/2036[2]		1,675	1,059
Spirit AeroSystems, Inc. 9.375% 11/30/2029[2]		4,569	4,815
Stericycle, Inc. 5.375% 7/15/2024[2]		5,000	4,933
Summit Digitel Infrastructure Private, Ltd. 2.875% 8/12/2031[2]		14,355	11,046
TransDigm, Inc. 6.25% 3/15/2026[2]		656	648

The Bond Fund of America	25

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Corporate bonds, notes & loans (continued)
Industrials (continued)
Triton Container International, Ltd. 1.15% 6/7/2024[2]	USD	8,063	$7,461
Triton Container International, Ltd. 3.15% 6/15/2031[2]		15,346	11,961
Union Pacific Corp. 3.15% 3/1/2024		5,705	5,591
Union Pacific Corp. 3.75% 7/15/2025		2,230	2,169
Union Pacific Corp. 2.15% 2/5/2027		5,533	5,004
Union Pacific Corp. 2.40% 2/5/2030		9,549	8,191
Union Pacific Corp. 2.375% 5/20/2031		34,800	29,389
Union Pacific Corp. 2.80% 2/14/2032		27,244	23,596
Union Pacific Corp. 4.50% 1/20/2033		1,050	1,030
Union Pacific Corp. 2.891% 4/6/2036		15,705	12,537
Union Pacific Corp. 3.375% 2/14/2042		3,350	2,677
Union Pacific Corp. 4.30% 3/1/2049		4,550	3,906
Union Pacific Corp. 3.25% 2/5/2050		18,198	13,201
Union Pacific Corp. 2.95% 3/10/2052		7,956	5,417
Union Pacific Corp. 3.50% 2/14/2053		7,590	5,739
Union Pacific Corp. 3.95% 8/15/2059		11,880	9,332
United Technologies Corp. 3.65% 8/16/2023		464	460
United Technologies Corp. 3.95% 8/16/2025		17,415	17,031
United Technologies Corp. 3.125% 5/4/2027		1,000	933
United Technologies Corp. 4.125% 11/16/2028		6,320	6,062
United Technologies Corp. 4.50% 6/1/2042		1,375	1,243
Waste Management, Inc. 4.15% 4/15/2032		8,760	8,361
WESCO Distribution, Inc. 7.125% 6/15/2025[2]		2,165	2,197
WESCO Distribution, Inc. 7.25% 6/15/2028[2]		4,355	4,421
			2,015,589

Energy 2.18%
Antero Resources Corp. 5.375% 3/1/2030[2]		1,735	1,611
Apache Corp. 4.25% 1/15/2030		9,050	8,024
Apache Corp. 6.00% 1/15/2037		6,135	5,689
Apache Corp. 5.10% 9/1/2040		4,860	4,039
Apache Corp. 4.75% 4/15/2043		15,000	11,344
Apache Corp. 5.35% 7/1/2049		16,725	13,542
Baker Hughes Holdings, LLC 2.061% 12/15/2026		6,787	6,092
BP Capital Markets America, Inc. 2.721% 1/12/2032		17,670	14,775
BP Capital Markets America, Inc. 2.772% 11/10/2050		451	290
Canadian Natural Resources, Ltd. 3.80% 4/15/2024		10,500	10,295
Canadian Natural Resources, Ltd. 2.05% 7/15/2025		4,543	4,231
Canadian Natural Resources, Ltd. 3.85% 6/1/2027		43,858	41,372
Canadian Natural Resources, Ltd. 2.95% 7/15/2030		1,798	1,519
Canadian Natural Resources, Ltd. 4.95% 6/1/2047		179	156
Cenovus Energy, Inc. 5.375% 7/15/2025		32,721	32,635
Cenovus Energy, Inc. 4.25% 4/15/2027		51,348	49,156
Cenovus Energy, Inc. 5.25% 6/15/2037		2,189	2,003
Cenovus Energy, Inc. 5.40% 6/15/2047		21,405	19,248
Cheniere Energy Partners, LP 4.50% 10/1/2029		5,050	4,552
Cheniere Energy, Inc. 4.625% 10/15/2028		8,875	8,039
Cheniere Energy, Inc. 3.70% 11/15/2029		3,388	3,070
Chesapeake Energy Corp. 5.50% 2/1/2026[2]		1,405	1,358
Chesapeake Energy Corp. 5.875% 2/1/2029[2]		1,210	1,148
Chevron Corp. 2.954% 5/16/2026		25,490	24,207
Chevron Corp. 1.995% 5/11/2027		22,156	19,932
Chevron Corp. 2.236% 5/11/2030		20,643	17,738
Chevron Corp. 3.078% 5/11/2050		3,943	2,849
Chevron USA, Inc. 1.018% 8/12/2027		16,054	13,793
CNX Resources Corp. 7.25% 3/14/2027[2]		20	20
CNX Resources Corp. 6.00% 1/15/2029[2]		1,608	1,482
CNX Resources Corp. 7.375% 1/15/2031[2]		1,437	1,379
ConocoPhillips 3.80% 3/15/2052		12,508	9,899
Constellation Oil Services Holding SA 4.00% PIK 12/31/2026[8]		1,416	838
Continental Resources, Inc. 2.875% 4/1/2032[2]		12,140	9,010
Devon Energy Corp. 5.25% 9/15/2024		638	639
Devon Energy Corp. 5.25% 10/15/2027		1,624	1,610
Devon Energy Corp. 5.875% 6/15/2028		1,347	1,364
Devon Energy Corp. 4.50% 1/15/2030		12,331	11,508
DT Midstream, Inc. 4.125% 6/15/2029[2]		5,685	4,895
DT Midstream, Inc. 4.375% 6/15/2031[2]		745	626

26	The Bond Fund of America

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Corporate bonds, notes & loans (continued)
Energy (continued)
Ecopetrol SA 5.875% 5/28/2045	USD	2,859	$1,997
Enbridge Energy Partners, LP 7.375% 10/15/2045		7,236	8,121
Enbridge, Inc. 4.00% 10/1/2023		10,100	10,022
Energy Transfer Partners, LP 4.50% 4/15/2024		2,975	2,934
Energy Transfer Partners, LP 6.625% junior subordinated perpetual bonds (3-month USD-LIBOR + 4.155% on 2/15/2049)[1]		17,000	12,686
EQM Midstream Partners, LP 7.50% 6/1/2027[2]		2,168	2,126
EQM Midstream Partners, LP 5.50% 7/15/2028		8,300	7,436
EQM Midstream Partners, LP 4.50% 1/15/2029[2]		5,120	4,308
EQM Midstream Partners, LP 6.50% 7/15/2048		6,000	4,508
EQT Corp. 6.125% 2/1/2025[1]		5,812	5,835
EQT Corp. 3.90% 10/1/2027		11,000	10,179
EQT Corp. 5.70% 4/1/2028		8,267	8,234
EQT Corp. 5.00% 1/15/2029		1,175	1,107
EQT Corp. 7.25% 2/1/2030[1]		15,000	15,582
Equinor ASA 3.625% 9/10/2028		8,379	7,945
Equinor ASA 3.125% 4/6/2030		22,503	20,258
Equinor ASA 2.375% 5/22/2030		3,444	2,937
Equinor ASA 3.25% 11/18/2049		5,687	4,159
Exxon Mobil Corp. 2.019% 8/16/2024		24,331	23,290
Exxon Mobil Corp. 2.44% 8/16/2029		17,211	15,073
Exxon Mobil Corp. 2.61% 10/15/2030		46,070	40,357
Exxon Mobil Corp. 4.227% 3/19/2040		2,000	1,808
Exxon Mobil Corp. 3.452% 4/15/2051		20,469	15,514
Harvest Midstream I, LP 7.50% 9/1/2028[2]		1,988	1,902
Hilcorp Energy I, LP 5.75% 2/1/2029[2]		2,125	1,894
Hilcorp Energy I, LP 6.25% 4/15/2032[2]		1,670	1,444
Marathon Oil Corp. 4.40% 7/15/2027		5,755	5,505
MPLX, LP 4.95% 9/1/2032		104	98
MPLX, LP 4.95% 3/14/2052		28	23
Murphy Oil Corp. 6.375% 7/15/2028		6,250	6,025
Murphy Oil USA, Inc. 3.75% 2/15/2031[2]		7,160	5,906
MV24 Capital BV 6.748% 6/1/2034[2]		1,700	1,557
New Fortress Energy, Inc. 6.50% 9/30/2026[2]		6,595	6,137
NGL Energy Operating, LLC 7.50% 2/1/2026[2]		6,555	5,848
Occidental Petroleum Corp. 8.875% 7/15/2030		8,855	10,012
Occidental Petroleum Corp. 6.45% 9/15/2036		5,000	5,111
Occidental Petroleum Corp. 4.20% 3/15/2048		4,250	3,271
Oleoducto Central SA 4.00% 7/14/2027[2]		9,840	8,698
Oleoducto Central SA 4.00% 7/14/2027		9,063	8,011
ONEOK, Inc. 5.85% 1/15/2026		4,819	4,882
Petróleos Mexicanos 3.50% 1/30/2023		12,238	12,204
Petróleos Mexicanos 4.625% 9/21/2023		1,138	1,123
Petróleos Mexicanos 4.875% 1/18/2024		1,881	1,842
Petróleos Mexicanos 4.25% 1/15/2025		240	227
Petróleos Mexicanos 6.875% 10/16/2025		69,634	68,280
Petróleos Mexicanos 4.50% 1/23/2026		9,922	8,965
Petróleos Mexicanos 6.875% 8/4/2026		94,952	89,891
Petróleos Mexicanos 7.47% 11/12/2026	MXN	70,000	3,064
Petróleos Mexicanos 6.49% 1/23/2027	USD	38,272	34,962
Petróleos Mexicanos 6.50% 3/13/2027		89,478	81,811
Petróleos Mexicanos 6.50% 1/23/2029		13,542	11,623
Petróleos Mexicanos 8.75% 6/2/2029		56,014	52,601
Petróleos Mexicanos 6.84% 1/23/2030		5,122	4,245
Petróleos Mexicanos 5.95% 1/28/2031		12,390	9,406
Petróleos Mexicanos 6.70% 2/16/2032		133,098	104,775
Petróleos Mexicanos 7.69% 1/23/2050		19,000	13,190
Phillips 66 3.85% 4/9/2025		1,253	1,223
Pioneer Natural Resources Company 1.125% 1/15/2026		238	212
PTT Exploration and Production PCL 2.587% 6/10/2027[2]		7,780	6,919
Qatar Petroleum 1.375% 9/12/2026[2]		45,305	40,241
Qatar Petroleum 2.25% 7/12/2031[2]		47,510	39,442
Qatar Petroleum 2.25% 7/12/2031		8,000	6,641
Qatar Petroleum 3.125% 7/12/2041[2]		40,111	30,972
Qatar Petroleum 3.30% 7/12/2051[2]		9,730	7,208
SA Global Sukuk, Ltd. 0.946% 6/17/2024[2]		3,525	3,319
SA Global Sukuk, Ltd. 1.602% 6/17/2026[2]		15,160	13,568

The Bond Fund of America	27

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Corporate bonds, notes & loans (continued)
Energy (continued)
Sabine Pass Liquefaction, LLC 5.75% 5/15/2024	USD	8,430	$8,437
Sabine Pass Liquefaction, LLC 4.50% 5/15/2030		1,959	1,821
Saudi Arabian Oil Co. 1.625% 11/24/2025[2]		2,980	2,722
Saudi Arabian Oil Co. 3.50% 4/16/2029[2]		4,835	4,450
Saudi Arabian Oil Co. 2.25% 11/24/2030		8,900	7,354
Saudi Arabian Oil Co. 4.375% 4/16/2049[2]		1,325	1,144
Shell International Finance BV 3.50% 11/13/2023		7,500	7,413
Shell International Finance BV 2.00% 11/7/2024		3,250	3,092
Shell International Finance BV 3.875% 11/13/2028		12,110	11,687
Shell International Finance BV 2.375% 11/7/2029		29,001	25,129
Shell International Finance BV 2.75% 4/6/2030		23,580	20,745
Shell International Finance BV 3.25% 4/6/2050		4,675	3,376
Shell International Finance BV 3.00% 11/26/2051		574	391
Sinopec Group Overseas Development (2018), Ltd. 1.45% 1/8/2026[2]		10,500	9,542
Sinopec Group Overseas Development (2018), Ltd. 2.30% 1/8/2031[2]		11,940	10,052
Sinopec Group Overseas Development (2018), Ltd. 3.10% 1/8/2051[2]		27,125	18,076
Southwestern Energy Co. 5.95% 1/23/2025[1]		880	866
Southwestern Energy Co. 8.375% 9/15/2028		1,300	1,343
Sunoco, LP 6.00% 4/15/2027		4,210	4,153
Sunoco, LP 4.50% 5/15/2029		5,215	4,569
Tallgrass Energy Partners, LP 7.50% 10/1/2025[2]		1,370	1,385
Targa Resources Partners, LP 6.875% 1/15/2029		6,000	6,058
Targa Resources Partners, LP 5.50% 3/1/2030		8,660	8,161
Targa Resources Partners, LP 4.875% 2/1/2031		2,190	1,980
Total Capital International 3.455% 2/19/2029		4,700	4,367
Total Capital International 2.829% 1/10/2030		10,340	9,150
Total Capital International 3.461% 7/12/2049		2,600	1,955
Total Capital International 3.127% 5/29/2050		6,238	4,435
TransCanada PipeLines, Ltd. 4.10% 4/15/2030		16,811	15,440
Transportadora de Gas Peru SA 4.25% 4/30/2028[2]		2,535	2,379
Weatherford International, Ltd. 6.50% 9/15/2028[2]		3,000	2,945
Western Gas Partners, LP 5.30% 3/1/2048		2,000	1,648
Western Midstream Operating, LP 3.35% 2/1/2025[1]		8,964	8,497
Western Midstream Operating, LP 4.30% 2/1/2030[1]		6,606	5,781
Western Midstream Operating, LP 5.50% 2/1/2050[1]		15,036	12,413
			1,549,627

Consumer staples 1.82%
7-Eleven, Inc. 0.95% 2/10/2026[2]		14,555	12,763
7-Eleven, Inc. 1.30% 2/10/2028[2]		14,072	11,687
7-Eleven, Inc. 1.80% 2/10/2031[2]		107,456	82,313
7-Eleven, Inc. 2.80% 2/10/2051[2]		8,505	5,243
Albertsons Companies, Inc. 3.50% 2/15/2023[2]		3,575	3,558
Albertsons Companies, Inc. 3.50% 3/15/2029[2]		7,500	6,309
Altria Group, Inc. 4.40% 2/14/2026		7,928	7,770
Altria Group, Inc. 3.40% 5/6/2030		7,553	6,473
Altria Group, Inc. 2.45% 2/4/2032		6,000	4,541
Altria Group, Inc. 4.50% 5/2/2043		100	75
Altria Group, Inc. 3.875% 9/16/2046		5,690	3,826
Altria Group, Inc. 5.95% 2/14/2049		46,102	41,209
Altria Group, Inc. 4.45% 5/6/2050		12,536	8,929
Altria Group, Inc. 3.70% 2/4/2051		21,006	13,235
Anheuser-Busch Companies, LLC 4.90% 2/1/2046		33,000	30,166
Anheuser-Busch InBev NV 4.00% 4/13/2028		2,000	1,907
Anheuser-Busch InBev NV 4.75% 1/23/2029		46,001	45,506
Anheuser-Busch InBev NV 3.50% 6/1/2030		2,455	2,241
Anheuser-Busch InBev NV 4.90% 1/23/2031		3,000	3,010
Anheuser-Busch InBev NV 5.45% 1/23/2039		10,000	10,022
Anheuser-Busch InBev NV 4.60% 4/15/2048		9,275	8,107
Anheuser-Busch InBev NV 4.439% 10/6/2048		1,155	992
Anheuser-Busch InBev NV 5.55% 1/23/2049		4,979	4,950
Anheuser-Busch InBev NV 4.50% 6/1/2050		14,083	12,394
British American Tobacco International Finance PLC 3.95% 6/15/2025[2]		20,022	19,247
British American Tobacco International Finance PLC 1.668% 3/25/2026		17,162	15,226
British American Tobacco PLC 3.222% 8/15/2024		51,000	49,139
British American Tobacco PLC 3.215% 9/6/2026		8,750	8,084
British American Tobacco PLC 4.70% 4/2/2027		911	875

28	The Bond Fund of America

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Corporate bonds, notes & loans (continued)
Consumer staples (continued)
British American Tobacco PLC 3.557% 8/15/2027	USD	47,438	$43,413
British American Tobacco PLC 4.448% 3/16/2028		19,500	18,094
British American Tobacco PLC 2.259% 3/25/2028		32,106	26,699
British American Tobacco PLC 3.462% 9/6/2029		960	827
British American Tobacco PLC 2.726% 3/25/2031		20,000	15,651
British American Tobacco PLC 4.742% 3/16/2032		17,000	15,130
British American Tobacco PLC 4.39% 8/15/2037		50,000	39,038
British American Tobacco PLC 3.734% 9/25/2040		7,505	5,121
British American Tobacco PLC 4.54% 8/15/2047		41,207	29,271
British American Tobacco PLC 4.758% 9/6/2049		42,154	30,696
British American Tobacco PLC 5.282% 4/2/2050		9,163	7,256
British American Tobacco PLC 3.984% 9/25/2050		29,171	19,199
British American Tobacco PLC 5.65% 3/16/2052		3,135	2,598
Central Garden & Pet Co. 4.125% 10/15/2030		1,325	1,091
Coca-Cola Company 1.375% 3/15/2031		3,424	2,679
Coca-Cola Company 2.50% 3/15/2051		1,634	1,065
Coca-Cola FEMSA, SAB de CV, 1.85% 9/1/2032		5,500	4,150
Conagra Brands, Inc. 4.30% 5/1/2024		22,146	21,853
Conagra Brands, Inc. 4.60% 11/1/2025		11,307	11,153
Conagra Brands, Inc. 1.375% 11/1/2027		7,200	6,009
Conagra Brands, Inc. 5.30% 11/1/2038		738	698
Conagra Brands, Inc. 5.40% 11/1/2048		14,298	13,286
Constellation Brands, Inc. 3.70% 12/6/2026		3,350	3,191
Constellation Brands, Inc. 4.35% 5/9/2027		5,757	5,615
Constellation Brands, Inc. 3.60% 2/15/2028		1,650	1,532
Constellation Brands, Inc. 2.875% 5/1/2030		26,447	22,574
Constellation Brands, Inc. 2.25% 8/1/2031		5,951	4,742
Constellation Brands, Inc. 4.75% 5/9/2032		19,010	18,349
Constellation Brands, Inc. 4.10% 2/15/2048		1,000	801
Coty, Inc. 4.75% 1/15/2029[2]		275	249
Darling Ingredients, Inc. 5.25% 4/15/2027[2]		6,000	5,784
Darling Ingredients, Inc. 6.00% 6/15/2030[2]		755	739
Imperial Tobacco Finance PLC 6.125% 7/27/2027[2]		11,585	11,548
InRetail Consumer 3.25% 3/22/2028[2]		5,400	4,651
JBS USA Lux SA 2.50% 1/15/2027[2]		32,544	28,512
JBS USA Lux SA 3.00% 2/2/2029[2]		22,321	18,522
JBS USA Lux SA 5.50% 1/15/2030[2]		2,375	2,265
JBS USA Lux SA 3.625% 1/15/2032[2]		10,401	8,440
JBS USA Lux SA 3.00% 5/15/2032[2]		18,250	14,021
JBS USA Lux SA 5.75% 4/1/2033[2]		48,717	46,587
Keurig Dr Pepper, Inc. 4.417% 5/25/2025		1,028	1,017
Keurig Dr Pepper, Inc. 3.20% 5/1/2030		2,557	2,234
Kimberly-Clark de México, SAB de CV, 2.431% 7/1/2031[2]		2,510	2,011
Kraft Heinz Company 3.00% 6/1/2026		2,599	2,435
Kraft Heinz Company 4.375% 6/1/2046		16,000	13,075
Nestlé Holdings, Inc. 0.625% 1/15/2026[2]		15,343	13,628
Nestlé Holdings, Inc. 1.15% 1/14/2027[2]		7,500	6,539
Nestlé Holdings, Inc. 1.00% 9/15/2027[2]		9,795	8,314
Nestlé Holdings, Inc. 1.875% 9/14/2031[2]		10,000	8,075
Nestlé Holdings, Inc. 2.625% 9/14/2051[2]		10,000	6,573
PepsiCo, Inc. 1.625% 5/1/2030		6,401	5,221
PepsiCo, Inc. 1.40% 2/25/2031		5,307	4,193
PepsiCo, Inc. 1.95% 10/21/2031		40,560	32,883
PepsiCo, Inc. 3.625% 3/19/2050		933	767
PepsiCo, Inc. 2.75% 10/21/2051		2,067	1,440
Philip Morris International, Inc. 2.875% 5/1/2024		11,985	11,636
Philip Morris International, Inc. 1.50% 5/1/2025		274	254
Philip Morris International, Inc. 5.00% 11/17/2025		45,200	45,453
Philip Morris International, Inc. 0.875% 5/1/2026		4,736	4,166
Philip Morris International, Inc. 5.125% 11/17/2027		33,773	34,079
Philip Morris International, Inc. 3.375% 8/15/2029		6,052	5,463
Philip Morris International, Inc. 5.625% 11/17/2029		29,702	30,202
Philip Morris International, Inc. 2.10% 5/1/2030		3,718	3,015
Philip Morris International, Inc. 1.75% 11/1/2030		10,476	8,228
Philip Morris International, Inc. 5.75% 11/17/2032		43,626	44,610
Philip Morris International, Inc. 4.125% 3/4/2043		4,445	3,531
Philip Morris International, Inc. 4.875% 11/15/2043		8,500	7,469

The Bond Fund of America	29

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Corporate bonds, notes & loans (continued)
Consumer staples (continued)
Philip Morris International, Inc. 4.25% 11/10/2044	USD	1,009	$815
Procter & Gamble Company 0.55% 10/29/2025		4,261	3,826
Procter & Gamble Company 1.00% 4/23/2026		1,229	1,102
Procter & Gamble Company 3.00% 3/25/2030		1,183	1,084
Procter & Gamble Company 1.20% 10/29/2030		4,005	3,152
PT Indofood CBP Sukses Makmur Tbk 3.398% 6/9/2031		17,570	14,631
PT Indofood CBP Sukses Makmur Tbk 4.745% 6/9/2051		4,185	3,097
Reckitt Benckiser Treasury Services PLC 2.75% 6/26/2024[2]		4,305	4,162
Reynolds American, Inc. 4.45% 6/12/2025		7,158	7,009
Reynolds American, Inc. 4.75% 11/1/2042		2,500	1,896
Reynolds American, Inc. 5.85% 8/15/2045		8,242	7,055
Wal-Mart Stores, Inc. 4.15% 9/9/2032		3,836	3,749
Wal-Mart Stores, Inc. 4.50% 9/9/2052		3,210	3,074
			1,294,059

Information technology 1.25%
Adobe, Inc. 1.90% 2/1/2025		647	612
Adobe, Inc. 2.30% 2/1/2030		6,009	5,137
Analog Devices, Inc. 1.70% 10/1/2028		11,643	9,887
Analog Devices, Inc. 2.10% 10/1/2031		22,799	18,469
Analog Devices, Inc. 2.80% 10/1/2041		2,973	2,188
Analog Devices, Inc. 2.95% 10/1/2051		18,184	12,340
Apple, Inc. 0.55% 8/20/2025		9,000	8,126
Apple, Inc. 0.70% 2/8/2026		10,435	9,273
Apple, Inc. 3.25% 8/8/2029		1,318	1,221
Apple, Inc. 3.35% 8/8/2032		81,976	74,666
Apple, Inc. 2.375% 2/8/2041		4,625	3,287
Apple, Inc. 2.65% 2/8/2051		7,990	5,308
Apple, Inc. 2.70% 8/5/2051		4,500	2,988
Apple, Inc. 3.95% 8/8/2052		36,136	30,914
Apple, Inc. 2.55% 8/20/2060		2,790	1,702
Black Knight, Inc. 3.625% 9/1/2028[2]		3,200	2,784
Block, Inc. 2.75% 6/1/2026		8,000	7,157
Block, Inc. 3.50% 6/1/2031		5,025	4,016
Broadcom Corp. 2.65% 1/15/2023		16,500	16,489
Broadcom Corp. 3.625% 1/15/2024		270	266
Broadcom Corp. 3.875% 1/15/2027		14,544	13,778
Broadcom, Inc. 1.95% 2/15/2028[2]		373	316
Broadcom, Inc. 4.00% 4/15/2029[2]		9,452	8,606
Broadcom, Inc. 4.75% 4/15/2029		10,912	10,417
Broadcom, Inc. 4.15% 11/15/2030		36,500	32,799
Broadcom, Inc. 4.15% 4/15/2032[2]		14,602	12,858
Broadcom, Inc. 3.419% 4/15/2033[2]		6,938	5,582
Broadcom, Inc. 3.469% 4/15/2034[2]		119,380	95,588
Broadcom, Inc. 3.137% 11/15/2035[2]		11,212	8,278
Broadcom, Inc. 3.187% 11/15/2036[2]		57,589	41,546
Broadcom, Inc. 4.926% 5/15/2037[2]		26,818	23,491
Broadcom, Inc. 3.50% 2/15/2041[2]		11,842	8,451
Broadcom, Inc. 3.75% 2/15/2051[2]		7,605	5,283
CDW, LLC 4.125% 5/1/2025		5,275	5,132
Fidelity National Information Services, Inc. 1.15% 3/1/2026		22,429	19,693
Fidelity National Information Services, Inc. 2.25% 3/1/2031		9,440	7,420
Fiserv, Inc. 2.75% 7/1/2024		19,000	18,365
Fiserv, Inc. 3.50% 7/1/2029		4,590	4,145
Fiserv, Inc. 2.65% 6/1/2030		5,019	4,231
Gartner, Inc. 4.50% 7/1/2028[2]		1,850	1,728
Global Payments, Inc. 2.90% 5/15/2030		10,871	8,931
Global Payments, Inc. 2.90% 11/15/2031		5,973	4,725
Imola Merger Corp. 4.75% 5/15/2029[2]		2,500	2,174
Mastercard, Inc. 1.90% 3/15/2031		4,597	3,746
Mastercard, Inc. 2.00% 11/18/2031		4,320	3,480
Mastercard, Inc. 2.95% 3/15/2051		4,308	3,071
Microsoft Corp. 2.40% 8/8/2026		21,100	19,703
Microsoft Corp. 3.30% 2/6/2027		18,325	17,687
NCR Corp. 5.25% 10/1/2030[2]		7,250	5,993
Open Text Corp. 3.875% 2/15/2028[2]		6,500	5,589
Oracle Corp. 5.80% 11/10/2025		5,073	5,192

30	The Bond Fund of America

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Corporate bonds, notes & loans (continued)
Information technology (continued)
Oracle Corp. 2.30% 3/25/2028	USD	1,269	$1,101
Oracle Corp. 2.875% 3/25/2031		26,363	21,923
Oracle Corp. 3.60% 4/1/2050		55,665	37,710
Oracle Corp. 3.95% 3/25/2051		7,204	5,164
PayPal Holdings, Inc. 3.90% 6/1/2027		5,603	5,400
PayPal Holdings, Inc. 4.40% 6/1/2032		15,247	14,396
PayPal Holdings, Inc. 3.25% 6/1/2050		1,114	762
PayPal Holdings, Inc. 5.05% 6/1/2052		42,058	38,315
PayPal Holdings, Inc. 5.25% 6/1/2062		2,390	2,185
salesforce.com, inc. 1.95% 7/15/2031		9,300	7,438
salesforce.com, inc. 2.70% 7/15/2041		4,875	3,499
salesforce.com, inc. 2.90% 7/15/2051		26,700	17,623
salesforce.com, inc. 3.05% 7/15/2061		7,460	4,773
ServiceNow, Inc. 1.40% 9/1/2030		72,310	55,481
SK hynix, Inc. 1.50% 1/19/2026[2]		19,275	16,713
SK hynix, Inc. 2.375% 1/19/2031[2]		9,830	7,217
TSMC Global, Ltd. 4.375% 7/22/2027[2]		5,217	5,120
TSMC Global, Ltd. 4.625% 7/22/2032[2]		5,913	5,830
Unisys Corp. 6.875% 11/1/2027[2]		1,700	1,308
VeriSign, Inc. 2.70% 6/15/2031		9,426	7,700
Visa, Inc. 2.00% 8/15/2050		5,800	3,436
Xerox Corp. 5.50% 8/15/2028[2]		6,000	4,811
			892,733

Real estate 0.83%
Alexandria Real Estate Equities, Inc. 3.80% 4/15/2026		1,647	1,595
Alexandria Real Estate Equities, Inc. 3.95% 1/15/2028		100	94
Alexandria Real Estate Equities, Inc. 3.375% 8/15/2031		1,980	1,733
American Tower Corp. 1.60% 4/15/2026		6,213	5,531
American Tower Corp. 1.45% 9/15/2026		3,752	3,279
American Tower Corp. 3.65% 3/15/2027		5,713	5,344
American Tower Corp. 2.70% 4/15/2031		11,388	9,297
American Tower Corp. 2.30% 9/15/2031		1,463	1,141
American Tower Corp. 2.95% 1/15/2051		570	355
Corporacion Inmobiliaria Vesta, SAB de CV, 3.625% 5/13/2031[2]		2,490	2,003
Corporate Office Properties, LP 2.25% 3/15/2026		14,337	12,587
Corporate Office Properties, LP 2.00% 1/15/2029		6,408	4,927
Corporate Office Properties, LP 2.75% 4/15/2031		10,361	7,777
Corporate Office Properties, LP 2.90% 12/1/2033		3,302	2,351
Equinix, Inc. 2.625% 11/18/2024		40,151	38,264
Equinix, Inc. 1.25% 7/15/2025		9,870	8,934
Equinix, Inc. 1.45% 5/15/2026		5,950	5,238
Equinix, Inc. 2.90% 11/18/2026		17,754	16,251
Equinix, Inc. 1.80% 7/15/2027		3,197	2,741
Equinix, Inc. 1.55% 3/15/2028		10,115	8,377
Equinix, Inc. 2.00% 5/15/2028		1,751	1,481
Equinix, Inc. 3.20% 11/18/2029		29,707	25,923
Equinix, Inc. 2.15% 7/15/2030		36,619	29,214
Equinix, Inc. 2.50% 5/15/2031		33,976	27,383
Equinix, Inc. 3.90% 4/15/2032		7,430	6,622
Equinix, Inc. 3.00% 7/15/2050		6,651	4,204
Equinix, Inc. 2.95% 9/15/2051		400	251
Equinix, Inc. 3.40% 2/15/2052		8,582	5,884
Essex Portfolio, LP 3.25% 5/1/2023		1,075	1,067
Essex Portfolio, LP 3.875% 5/1/2024		5,500	5,388
Extra Space Storage, Inc. 2.35% 3/15/2032		4,089	3,104
FibraSOMA 4.375% 7/22/2031[2]		8,260	6,188
Forestar Group, Inc. 3.85% 5/15/2026[2]		3,815	3,350
Forestar Group, Inc. 5.00% 3/1/2028[2]		2,000	1,719
Hospitality Properties Trust 4.50% 6/15/2023		9,680	9,528
Hospitality Properties Trust 4.50% 3/15/2025		6,875	5,941
Hospitality Properties Trust 3.95% 1/15/2028		100	71
Howard Hughes Corp. 5.375% 8/1/2028[2]		7,525	6,791
Howard Hughes Corp. 4.125% 2/1/2029[2]		1,925	1,615
Howard Hughes Corp. 4.375% 2/1/2031[2]		6,265	5,078
Invitation Homes Operating Partnership, LP 2.30% 11/15/2028		4,513	3,740
Invitation Homes Operating Partnership, LP 2.00% 8/15/2031		6,088	4,513

The Bond Fund of America	31

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Corporate bonds, notes & loans (continued)
Real estate (continued)
Invitation Homes Operating Partnership, LP 2.70% 1/15/2034	USD	3,883	$2,843
Iron Mountain, Inc. 4.875% 9/15/2027[2]		1,605	1,479
Iron Mountain, Inc. 5.25% 3/15/2028[2]		12,959	11,943
Iron Mountain, Inc. 4.875% 9/15/2029[2]		8,367	7,312
Iron Mountain, Inc. 5.25% 7/15/2030[2]		7,950	6,927
Iron Mountain, Inc. 4.50% 2/15/2031[2]		8,750	7,212
Kennedy-Wilson Holdings, Inc. 4.75% 3/1/2029		2,325	1,846
Kennedy-Wilson Holdings, Inc. 5.00% 3/1/2031		5,870	4,426
Kimco Realty Corp. 2.70% 3/1/2024		16,980	16,442
Kimco Realty Corp. 3.30% 2/1/2025		5,000	4,795
Omega Healthcare Investors, Inc. 4.375% 8/1/2023		433	431
Piedmont Operating Partnership, LP 3.40% 6/1/2023		2,800	2,774
Piedmont Operating Partnership, LP 4.45% 3/15/2024		3,000	2,949
Public Storage 1.95% 11/9/2028		5,850	5,001
Public Storage 2.30% 5/1/2031		22,729	18,504
Scentre Group 3.50% 2/12/2025[2]		9,846	9,431
Scentre Group 3.25% 10/28/2025[2]		1,265	1,188
Sun Communities Operating, LP 2.30% 11/1/2028		5,866	4,895
Sun Communities Operating, LP 2.70% 7/15/2031		25,386	20,099
Sun Communities Operating, LP 4.20% 4/15/2032		10,477	9,256
VICI Properties, LP 3.50% 2/15/2025[2]		2,675	2,526
VICI Properties, LP 4.375% 5/15/2025		4,312	4,194
VICI Properties, LP 4.625% 6/15/2025[2]		3,475	3,336
VICI Properties, LP 4.75% 2/15/2028		27,430	26,073
VICI Properties, LP 3.875% 2/15/2029[2]		2,835	2,489
VICI Properties, LP 4.625% 12/1/2029[2]		715	652
VICI Properties, LP 4.95% 2/15/2030		27,015	25,753
VICI Properties, LP 4.125% 8/15/2030[2]		2,500	2,192
VICI Properties, LP 5.125% 5/15/2032		66,704	61,893
VICI Properties, LP 5.625% 5/15/2052		17,370	15,390
WEA Finance, LLC 3.75% 9/17/2024[2]		2,480	2,345
Westfield Corp., Ltd. 3.50% 6/15/2029[2]		6,247	5,098
			588,568

Materials 0.55%
Air Products and Chemicals, Inc. 1.50% 10/15/2025		757	698
Air Products and Chemicals, Inc. 2.70% 5/15/2040		11,472	8,582
Alpek, SAB de CV, 3.25% 2/25/2031[2]		5,000	4,173
Anglo American Capital PLC 2.25% 3/17/2028[2]		4,816	4,058
Anglo American Capital PLC 5.625% 4/1/2030[2]		10,000	9,952
Anglo American Capital PLC 2.875% 3/17/2031[2]		3,600	2,948
ArcelorMittal 7.00% 10/15/2039		3,250	3,312
ArcelorMittal 6.75% 3/1/2041		2,780	2,693
Ardagh Packaging Finance 4.125% 8/15/2026[2]		2,500	2,171
Ardagh Packaging Finance PLC 5.25% 4/30/2025[2]		3,640	3,470
Ball Corp. 4.00% 11/15/2023		6,000	5,890
Berry Global Escrow Corp. 4.875% 7/15/2026[2]		9,875	9,530
Braskem Idesa SAPI 7.45% 11/15/2029[2]		1,540	1,218
Braskem Netherlands Finance BV 4.50% 1/31/2030[2]		4,600	3,922
Braskem SA 5.875% 1/31/2050[2]		4,000	3,106
BWAY Parent Co., Inc. 5.50% 4/15/2024[2]		6,500	6,334
Celanese US Holdings, LLC 6.05% 3/15/2025		2,250	2,243
Celanese US Holdings, LLC 6.165% 7/15/2027		19,250	19,018
Celanese US Holdings, LLC 6.33% 7/15/2029		5,750	5,599
Celanese US Holdings, LLC 6.379% 7/15/2032		14,962	14,270
Chevron Phillips Chemical Co., LLC 3.30% 5/1/2023[2]		6,630	6,587
Cleveland-Cliffs, Inc. 6.75% 3/15/2026[2]		12,450	12,503
Cleveland-Cliffs, Inc. 4.625% 3/1/2029[2]		4,175	3,711
Cleveland-Cliffs, Inc. 4.875% 3/1/2031[2]		2,825	2,499
Crown Holdings, Inc. 4.25% 9/30/2026		4,000	3,821
Dow Chemical Co. 4.55% 11/30/2025		33	33
Dow Chemical Co. 4.80% 11/30/2028		4,000	3,950
Dow Chemical Co. 4.625% 10/1/2044		1,100	917
Dow Chemical Co. 5.55% 11/30/2048		6,500	6,119
Dow Chemical Co. 4.80% 5/15/2049		2,402	2,039
Dow Chemical Co. 3.60% 11/15/2050		10,639	7,651
Freeport-McMoRan, Inc. 3.875% 3/15/2023		9,000	8,990

32	The Bond Fund of America

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Corporate bonds, notes & loans (continued)
Materials (continued)
Freeport-McMoRan, Inc. 5.40% 11/14/2034	USD	1,450	$1,372
Freeport-McMoRan, Inc. 5.45% 3/15/2043		2,566	2,320
Fresnillo PLC 4.25% 10/2/2050[2]		9,516	7,509
Glencore Funding, LLC 1.625% 4/27/2026[2]		6,168	5,442
Glencore Funding, LLC 2.625% 9/23/2031[2]		9,100	7,272
Glencore Funding, LLC 3.375% 9/23/2051[2]		2,100	1,371
Graphic Packaging International, Inc. 3.50% 3/15/2028[2]		8,000	6,975
Industrias Peñoles, SAB de CV, 4.75% 8/6/2050[2]		6,090	5,042
International Flavors & Fragrances, Inc. 1.23% 10/1/2025[2]		5,000	4,421
International Flavors & Fragrances, Inc. 1.832% 10/15/2027[2]		8,022	6,745
International Flavors & Fragrances, Inc. 2.30% 11/1/2030[2]		30,114	23,961
International Flavors & Fragrances, Inc. 3.268% 11/15/2040[2]		4,500	3,227
International Flavors & Fragrances, Inc. 3.468% 12/1/2050[2]		10,710	7,296
Linde, Inc. 4.70% 12/5/2025		7,500	7,514
LYB International Finance III, LLC 4.20% 10/15/2049		1,740	1,302
LYB International Finance III, LLC 3.625% 4/1/2051		5,503	3,705
Methanex Corp. 5.125% 10/15/2027		13,150	12,219
Methanex Corp. 5.25% 12/15/2029		1,125	1,000
Methanex Corp. 5.65% 12/1/2044		1,000	763
Mineral Resources, Ltd. 8.00% 11/1/2027[2]		5,475	5,606
Nova Chemicals Corp. 4.875% 6/1/2024[2]		2,000	1,940
Nova Chemicals Corp. 5.25% 6/1/2027[2]		7,500	6,754
Nova Chemicals Corp. 4.25% 5/15/2029[2]		5,535	4,533
Nutrien, Ltd. 5.90% 11/7/2024		4,503	4,563
Nutrien, Ltd. 5.95% 11/7/2025		1,705	1,742
Nutrien, Ltd. 4.20% 4/1/2029		500	471
Nutrien, Ltd. 5.00% 4/1/2049		3,850	3,476
Olin Corp. 5.625% 8/1/2029		2,500	2,379
Praxair, Inc. 1.10% 8/10/2030		9,983	7,671
Praxair, Inc. 2.00% 8/10/2050		5,829	3,253
Rio Tinto Finance (USA), Ltd. 2.75% 11/2/2051		8,451	5,631
Sherwin-Williams Company 3.125% 6/1/2024		7,250	7,047
Sherwin-Williams Company 3.45% 6/1/2027		2,862	2,689
Sherwin-Williams Company 2.95% 8/15/2029		5,150	4,519
Sherwin-Williams Company 2.30% 5/15/2030		2,771	2,284
Sherwin-Williams Company 2.20% 3/15/2032		5,250	4,166
Sherwin-Williams Company 4.50% 6/1/2047		2,601	2,195
Sherwin-Williams Company 3.80% 8/15/2049		1,750	1,307
Sherwin-Williams Company 3.30% 5/15/2050		1,700	1,170
Sherwin-Williams Company 2.90% 3/15/2052		2,500	1,567
Silgan Holdings, Inc. 4.125% 2/1/2028		2,500	2,317
South32 Treasury, Ltd. 4.35% 4/14/2032[2]		8,930	7,664
Summit Materials, LLC 5.25% 1/15/2029[2]		4,160	3,880
Suzano Austria GmbH 6.00% 1/15/2029		1,900	1,894
Suzano Austria GmbH 3.75% 1/15/2031		6,660	5,602
Tronox, Ltd. 4.625% 3/15/2029[2]		6,000	4,999
Westlake Chemical Corp. 5.00% 8/15/2046		7,090	5,921
Westlake Chemical Corp. 4.375% 11/15/2047		1,110	840
			389,543

Municipals 0.01%
Aeropuerto International de Tocume SA 4.00% 8/11/2041[2]		4,100	3,384
Aeropuerto International de Tocume SA 5.125% 8/11/2061[2]		3,180	2,614
			5,998

Total corporate bonds, notes & loans			23,631,837

U.S. Treasury bonds & notes 30.76%
U.S. Treasury 19.96%
U.S. Treasury 0.125% 4/30/2023		15,679	15,461
U.S. Treasury 0.125% 5/15/2023		40,000	39,344
U.S. Treasury 1.75% 5/15/2023		3,100	3,068
U.S. Treasury 0.125% 5/31/2023		14,456	14,193
U.S. Treasury 2.75% 5/31/2023		25,000	24,816
U.S. Treasury 2.625% 6/30/2023		15,000	14,861
U.S. Treasury 0.25% 9/30/2023		8,377	8,104
U.S. Treasury 0.375% 10/31/2023		183,176	176,664
U.S. Treasury 0.25% 11/15/2023		240,000	230,869

The Bond Fund of America	33

Bonds, notes & other debt instruments (continued)	Principal amount (000)			Value (000)
U.S. Treasury bonds & notes (continued)
U.S. Treasury (continued)
U.S. Treasury 0.50% 11/30/2023	USD	948,180		$912,253
U.S. Treasury 2.125% 11/30/2023		16,428		16,047
U.S. Treasury 0.125% 12/15/2023		147,247		141,063
U.S. Treasury 0.75% 12/31/2023		20,000		19,235
U.S. Treasury 2.25% 12/31/2023		176,637		172,401
U.S. Treasury 0.875% 1/31/2024		31,719		30,439
U.S. Treasury 1.50% 2/29/2024		72,152		69,565
U.S. Treasury 2.375% 2/29/2024		67,233		65,495
U.S. Treasury 0.25% 3/15/2024		200		190
U.S. Treasury 2.125% 3/31/2024		105,265		102,004
U.S. Treasury 2.25% 3/31/2024		300,000		291,093
U.S. Treasury 0.375% 4/15/2024		107,853		102,062
U.S. Treasury 2.00% 4/30/2024		19,000		18,342
U.S. Treasury 2.25% 4/30/2024		170,633		165,241
U.S. Treasury 0.25% 5/15/2024		27,844		26,210
U.S. Treasury 2.50% 5/15/2024		4,000		3,883
U.S. Treasury 2.00% 5/31/2024		442,300		426,196
U.S. Treasury 1.75% 6/30/2024		40,000		38,342
U.S. Treasury 2.00% 6/30/2024		55,000		52,903
U.S. Treasury 3.00% 7/31/2024		78,000		76,084
U.S. Treasury 0.375% 8/15/2024		11,802		11,029
U.S. Treasury 1.25% 8/31/2024		75,000		71,021
U.S. Treasury 3.25% 8/31/2024		168,089		164,595
U.S. Treasury 0.375% 9/15/2024		5,120		4,772
U.S. Treasury 1.50% 9/30/2024		130,000		123,500
U.S. Treasury 2.125% 9/30/2024		8,000		7,679
U.S. Treasury 4.25% 9/30/2024		4,999		4,973
U.S. Treasury 0.625% 10/15/2024		7,484		6,991
U.S. Treasury 1.50% 10/31/2024		8,200		7,772
U.S. Treasury 0.75% 11/15/2024		2,992		2,793
U.S. Treasury 1.50% 11/30/2024		1,000		946
U.S. Treasury 2.125% 11/30/2024		18,000		17,234
U.S. Treasury 4.50% 11/30/2024		62,936		62,948
U.S. Treasury 1.00% 12/15/2024		6,466		6,052
U.S. Treasury 2.25% 12/31/2024		3,000		2,876
U.S. Treasury 4.25% 12/31/2024		1,107		1,103
U.S. Treasury 1.125% 1/15/2025		37,895		35,472
U.S. Treasury 1.50% 2/15/2025		46,560		43,834
U.S. Treasury 2.75% 2/28/2025[9]		750,000		725,010
U.S. Treasury 2.625% 3/31/2025		135,324		130,435
U.S. Treasury 2.625% 4/15/2025		9,500		9,143
U.S. Treasury 0.25% 5/31/2025		1,000		908
U.S. Treasury 2.875% 5/31/2025		252,175		243,868
U.S. Treasury 2.875% 6/15/2025		25,572		24,716
U.S. Treasury 3.00% 7/15/2025		31,986		30,987
U.S. Treasury 3.125% 8/15/2025		100,500		97,583
U.S. Treasury 4.25% 10/15/2025		6,818		6,814
U.S. Treasury 4.50% 11/15/2025		239,353		240,872
U.S. Treasury 0.375% 11/30/2025		640,000		572,824
U.S. Treasury 4.00% 12/15/2025		225,622		224,212
U.S. Treasury 2.625% 12/31/2025		822		786
U.S. Treasury 0.375% 1/31/2026		517,340		460,459
U.S. Treasury 2.625% 1/31/2026		9,585		9,163
U.S. Treasury 0.50% 2/28/2026		1,184		1,056
U.S. Treasury 0.75% 3/31/2026		1		—	[6]
U.S. Treasury 2.25% 3/31/2026		8,000		7,541
U.S. Treasury 0.75% 4/30/2026		406,692		363,718
U.S. Treasury 0.75% 5/31/2026		4,436		3,957
U.S. Treasury 0.875% 6/30/2026		8,802		7,871
U.S. Treasury 0.625% 7/31/2026		8,051		7,114
U.S. Treasury 0.75% 8/31/2026		148,628		131,630
U.S. Treasury 0.875% 9/30/2026		6,903		6,132
U.S. Treasury 1.125% 10/31/2026		9,046		8,091
U.S. Treasury 2.00% 11/15/2026		15,600		14,428
U.S. Treasury 1.25% 11/30/2026		188,000		168,686
U.S. Treasury 1.625% 11/30/2026		—	[6]	—	[6]
U.S. Treasury 1.50% 1/31/2027		36,000		32,513

34	The Bond Fund of America

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
U.S. Treasury bonds & notes (continued)
U.S. Treasury (continued)
U.S. Treasury 2.25% 2/15/2027	USD	3,000	$2,792
U.S. Treasury 2.75% 4/30/2027		76,100	72,152
U.S. Treasury 0.50% 5/31/2027		16,000	13,722
U.S. Treasury 2.625% 5/31/2027		7,902	7,450
U.S. Treasury 0.50% 6/30/2027		6,000	5,133
U.S. Treasury 3.25% 6/30/2027		124,052	119,983
U.S. Treasury 2.75% 7/31/2027		224,000	211,988
U.S. Treasury 0.50% 8/31/2027		165,291	140,661
U.S. Treasury 4.125% 10/31/2027		725	728
U.S. Treasury 3.875% 11/30/2027		578,151	575,019
U.S. Treasury 0.75% 1/31/2028		11,450	9,741
U.S. Treasury 2.75% 2/15/2028		17,398	16,361
U.S. Treasury 1.125% 2/29/2028		3,047	2,639
U.S. Treasury 1.25% 4/30/2028		1,000	868
U.S. Treasury 2.875% 5/15/2028		61,335	57,915
U.S. Treasury 1.25% 5/31/2028		20,861	18,069
U.S. Treasury 1.25% 6/30/2028		42,000	36,321
U.S. Treasury 1.00% 7/31/2028		3,500	2,976
U.S. Treasury 2.875% 8/15/2028		3,760	3,541
U.S. Treasury 1.125% 8/31/2028		4,045	3,455
U.S. Treasury 1.50% 11/30/2028		140,000	121,567
U.S. Treasury 1.75% 1/31/2029[9]		231,705	203,614
U.S. Treasury 2.375% 3/31/2029		4,000	3,641
U.S. Treasury 2.875% 4/30/2029[9]		309,760	290,202
U.S. Treasury 2.375% 5/15/2029		2,000	1,818
U.S. Treasury 1.625% 8/15/2029		398	345
U.S. Treasury 3.875% 11/30/2029		20,828	20,690
U.S. Treasury 3.875% 12/31/2029		40,000	39,725
U.S. Treasury 1.50% 2/15/2030		7,399	6,305
U.S. Treasury 0.625% 5/15/2030		3,638	2,880
U.S. Treasury 1.625% 5/15/2031		116,450	98,027
U.S. Treasury 1.25% 8/15/2031		20,972	17,028
U.S. Treasury 1.375% 11/15/2031		2,982	2,429
U.S. Treasury 1.875% 2/15/2032		25,000	21,203
U.S. Treasury 2.875% 5/15/2032		22,665	20,898
U.S. Treasury 2.75% 8/15/2032		17,171	15,634
U.S. Treasury 4.125% 11/15/2032		450,354	459,327
U.S. Treasury 3.50% 2/15/2039		4,000	3,768
U.S. Treasury 4.25% 5/15/2039		98,963	102,138
U.S. Treasury 4.625% 2/15/2040		9,400	10,123
U.S. Treasury 1.125% 5/15/2040		234,576	147,202
U.S. Treasury 1.125% 8/15/2040		40,495	25,247
U.S. Treasury 1.375% 11/15/2040		190,094	123,837
U.S. Treasury 1.875% 2/15/2041		155,839	110,387
U.S. Treasury 4.375% 5/15/2041		11,500	11,944
U.S. Treasury 1.75% 8/15/2041		62,098	42,607
U.S. Treasury 2.00% 11/15/2041		4,651	3,330
U.S. Treasury 3.125% 11/15/2041		20,000	17,310
U.S. Treasury 2.375% 2/15/2042[9]		261,823	200,142
U.S. Treasury 2.75% 8/15/2042		7,000	5,647
U.S. Treasury 2.75% 11/15/2042		13,336	10,723
U.S. Treasury 4.00% 11/15/2042		35,288	34,576
U.S. Treasury 2.875% 5/15/2043		23,810	19,494
U.S. Treasury 3.375% 5/15/2044		38,700	34,200
U.S. Treasury 3.00% 11/15/2044		900	746
U.S. Treasury 2.50% 2/15/2045		51,360	38,842
U.S. Treasury 3.00% 5/15/2045		560	463
U.S. Treasury 3.00% 11/15/2045		10,552	8,714
U.S. Treasury 2.50% 2/15/2046		173,562	130,438
U.S. Treasury 2.50% 5/15/2046		18,730	14,044
U.S. Treasury 2.25% 8/15/2046		4,500	3,203
U.S. Treasury 2.875% 11/15/2046		9,369	7,544
U.S. Treasury 3.00% 2/15/2047		39,950	32,846
U.S. Treasury 3.00% 5/15/2047		86,916	71,449
U.S. Treasury 2.75% 8/15/2047		500	392
U.S. Treasury 2.75% 11/15/2047		5,300	4,161
U.S. Treasury 3.00% 2/15/2048[9]		185,101	152,514

The Bond Fund of America	35

Bonds, notes & other debt instruments (continued)	Principal amount (000)			Value (000)
U.S. Treasury bonds & notes (continued)
U.S. Treasury (continued)
U.S. Treasury 3.125% 5/15/2048	USD	5,150		$4,350
U.S. Treasury 3.00% 8/15/2048		11,100		9,161
U.S. Treasury 3.375% 11/15/2048		14,260		12,648
U.S. Treasury 3.00% 2/15/2049		55,766		46,191
U.S. Treasury 2.875% 5/15/2049[9]		194,300		157,129
U.S. Treasury 2.25% 8/15/2049		160,047		113,275
U.S. Treasury 2.375% 11/15/2049		95,544		69,573
U.S. Treasury 2.00% 2/15/2050		31,100		20,661
U.S. Treasury 1.25% 5/15/2050[9]		255,000		137,938
U.S. Treasury 1.375% 8/15/2050[9]		529,030		295,984
U.S. Treasury 1.625% 11/15/2050		265,850		159,225
U.S. Treasury 1.875% 2/15/2051		46,906		29,974
U.S. Treasury 2.375% 5/15/2051		22,893		16,504
U.S. Treasury 2.00% 8/15/2051		210,459		138,531
U.S. Treasury 1.875% 11/15/2051		104,285		66,411
U.S. Treasury 2.25% 2/15/2052		271,962		190,123
U.S. Treasury 2.875% 5/15/2052		113,440		91,352
U.S. Treasury 3.00% 8/15/2052		1,501,637		1,245,097
U.S. Treasury 4.00% 11/15/2052		41,360		41,582
				14,203,122

U.S. Treasury inflation-protected securities 10.80%
U.S. Treasury Inflation-Protected Security 0.125% 1/15/2023[10]		222,532		222,119
U.S. Treasury Inflation-Protected Security 0.625% 4/15/2023[10]		777,671		770,196
U.S. Treasury Inflation-Protected Security 0.375% 7/15/2023[10]		202,231		199,907
U.S. Treasury Inflation-Protected Security 0.625% 1/15/2024[9,10]		1,931,491		1,891,790
U.S. Treasury Inflation-Protected Security 0.50% 4/15/2024[10]		314,893		306,447
U.S. Treasury Inflation-Protected Security 0.125% 7/15/2024[10]		1,715,876		1,662,084
U.S. Treasury Inflation-Protected Security 0.125% 10/15/2024[10]		484,192		466,653
U.S. Treasury Inflation-Protected Security 0.25% 1/15/2025[10]		169,277		162,483
U.S. Treasury Inflation-Protected Security 0.125% 4/15/2025[10]		14,587		13,903
U.S. Treasury Inflation-Protected Security 0.375% 7/15/2025[10]		485,371		466,389
U.S. Treasury Inflation-Protected Security 0.125% 10/15/2025[10]		48,232		45,845
U.S. Treasury Inflation-Protected Security 0.625% 1/15/2026[10]		26,924		25,850
U.S. Treasury Inflation-Protected Security 0.125% 4/15/2026[10]		338,035		317,773
U.S. Treasury Inflation-Protected Security 0.125% 10/15/2026[10]		54,948		51,536
U.S. Treasury Inflation-Protected Security 0.125% 4/15/2027[10]		305,389		284,564
U.S. Treasury Inflation-Protected Security 1.625% 10/15/2027[10]		196,327		196,078
U.S. Treasury Inflation-Protected Security 0.125% 1/15/2030[10]		65,587		58,935
U.S. Treasury Inflation-Protected Security 0.125% 1/15/2031[10]		456,834		405,322
U.S. Treasury Inflation-Protected Security 2.125% 2/15/2041[10]		3,228		3,414
U.S. Treasury Inflation-Protected Security 0.75% 2/15/2042[9,10]		156,596		131,208
U.S. Treasury Inflation-Protected Security 0.125% 2/15/2051[10]		1,702		1,098
U.S. Treasury Inflation-Protected Security 0.125% 2/15/2052[10]		3,116		2,013
				7,685,607

Total U.S. Treasury bonds & notes				21,888,729

Mortgage-backed obligations 26.12%
Federal agency mortgage-backed obligations 23.25%
Fannie Mae Pool #976948 6.00% 2/1/2023[11]		—	[6]	—	[6]
Fannie Mae Pool #255016 6.50% 10/1/2023[11]		9		9
Fannie Mae Pool #932119 4.50% 11/1/2024[11]		297		297
Fannie Mae Pool #AD3149 4.50% 4/1/2025[11]		177		177
Fannie Mae Pool #AD6392 4.50% 5/1/2025[11]		314		314
Fannie Mae Pool #AD5692 4.50% 5/1/2025[11]		181		181
Fannie Mae Pool #AB1068 4.50% 5/1/2025[11]		1		1
Fannie Mae Pool #303591 6.50% 11/1/2025[11]		—	[6]	—	[6]
Fannie Mae Pool #745316 6.50% 2/1/2026[11]		14		14
Fannie Mae Pool #AL1237 6.50% 2/1/2026[11]		6		6
Fannie Mae Pool #256449 6.50% 10/1/2026[11]		17		17
Fannie Mae Pool #MA2973 3.00% 4/1/2027[11]		5		5
Fannie Mae Pool #256821 6.50% 7/1/2027[11]		1		1
Fannie Mae Pool #256856 6.50% 8/1/2027[11]		37		38
Fannie Mae Pool #MA3131 3.00% 9/1/2027[11]		46		44
Fannie Mae Pool #256886 6.50% 9/1/2027[11]		25		25
Fannie Mae Pool #995401 6.50% 10/1/2027[11]		—	[6]	—	[6]
Fannie Mae Pool #257145 6.50% 3/1/2028[11]		10		10

36	The Bond Fund of America

Bonds, notes & other debt instruments (continued)	Principal amount (000)			Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Fannie Mae Pool #251752 6.50% 6/1/2028[11]	USD	—	[6]	—	[6]
Fannie Mae Pool #257431 6.50% 10/1/2028[11]		2		$2
Fannie Mae Pool #AL8822 6.50% 11/1/2028[11]		—	[6]	—	[6]
Fannie Mae Pool #496029 6.50% 1/1/2029[11]		—	[6]	—	[6]
Fannie Mae Pool #AY1948 3.50% 1/1/2030[11]		206		202
Fannie Mae Pool #AL9668 3.00% 10/1/2030[11]		7		7
Fannie Mae Pool #AZ0554 3.50% 10/1/2030[11]		259		253
Fannie Mae Pool #AL6344 5.00% 2/1/2031[11]		192		194
Fannie Mae Pool #FM9892 5.00% 9/1/2031[11]		209		208
Fannie Mae Pool #BJ4856 3.00% 2/1/2033[11]		370		348
Fannie Mae Pool #695412 5.00% 6/1/2033[11]		8		8
Fannie Mae Pool #MA3518 4.00% 11/1/2033[11]		13		13
Fannie Mae Pool #BO1359 2.50% 8/1/2034[11]		1,546		1,431
Fannie Mae Pool #AD3566 5.00% 10/1/2035[11]		86		87
Fannie Mae Pool #745140 5.00% 11/1/2035[11]		176		179
Fannie Mae Pool #MA2588 4.00% 4/1/2036[11]		1,444		1,392
Fannie Mae Pool #MA2717 4.00% 8/1/2036[11]		289		279
Fannie Mae Pool #MA2746 4.00% 9/1/2036[11]		1,730		1,668
Fannie Mae Pool #MA2787 4.00% 10/1/2036[11]		994		958
Fannie Mae Pool #AS8355 3.00% 11/1/2036[11]		8,496		7,890
Fannie Mae Pool #AS8554 3.00% 12/1/2036[11]		858		797
Fannie Mae Pool #MA2866 3.00% 1/1/2037[11]		10,302		9,568
Fannie Mae Pool #MA2897 3.00% 2/1/2037[11]		18,026		16,742
Fannie Mae Pool #913966 6.00% 2/1/2037[11]		2		2
Fannie Mae Pool #914612 7.50% 3/1/2037[11]		54		54
Fannie Mae Pool #924069 7.00% 5/1/2037[11]		101		101
Fannie Mae Pool #954927 7.00% 7/1/2037[11]		98		99
Fannie Mae Pool #966170 7.00% 7/1/2037[11]		75		75
Fannie Mae Pool #954936 7.00% 7/1/2037[11]		37		37
Fannie Mae Pool #945680 6.00% 9/1/2037[11]		18		18
Fannie Mae Pool #924866 2.765% 10/1/2037[3,11]		16		16
Fannie Mae Pool #988588 5.50% 8/1/2038[11]		3		4
Fannie Mae Pool #889982 5.50% 11/1/2038[11]		18		18
Fannie Mae Pool #MA3539 4.50% 12/1/2038[11]		39		38
Fannie Mae Pool #931768 5.00% 8/1/2039[11]		77		78
Fannie Mae Pool #AC2641 4.50% 10/1/2039[11]		3,531		3,503
Fannie Mae Pool #AC0794 5.00% 10/1/2039[11]		152		154
Fannie Mae Pool #932606 5.00% 2/1/2040[11]		121		122
Fannie Mae Pool #AD8522 4.00% 8/1/2040[11]		92		89
Fannie Mae Pool #AB1297 5.00% 8/1/2040[11]		280		285
Fannie Mae Pool #AE1761 4.00% 9/1/2040[11]		1,805		1,735
Fannie Mae Pool #AE5471 4.50% 10/1/2040[11]		570		564
Fannie Mae Pool #AE7567 4.00% 11/1/2040[11]		1,864		1,791
Fannie Mae Pool #AH0007 4.00% 12/1/2040[11]		1,893		1,820
Fannie Mae Pool #AH0539 4.00% 12/1/2040[11]		523		505
Fannie Mae Pool #AE8073 4.00% 12/1/2040[11]		356		344
Fannie Mae Pool #AH6099 5.00% 3/1/2041[11]		1,177		1,193
Fannie Mae Pool #AH8144 5.00% 4/1/2041[11]		32		32
Fannie Mae Pool #AH9479 5.00% 4/1/2041[11]		31		31
Fannie Mae Pool #AI1862 5.00% 5/1/2041[11]		1,396		1,411
Fannie Mae Pool #AI3510 5.00% 6/1/2041[11]		768		776
Fannie Mae Pool #AE1248 5.00% 6/1/2041[11]		250		253
Fannie Mae Pool #MA4387 2.00% 7/1/2041[11]		3,563		3,007
Fannie Mae Pool #AI5172 4.00% 8/1/2041[11]		456		438
Fannie Mae Pool #AL0658 4.50% 8/1/2041[11]		611		607
Fannie Mae Pool #AJ0257 4.00% 9/1/2041[11]		130		125
Fannie Mae Pool #AJ0704 5.00% 9/1/2041[11]		651		662
Fannie Mae Pool #AJ1873 4.00% 10/1/2041[11]		352		338
Fannie Mae Pool #AE1274 5.00% 10/1/2041[11]		171		174
Fannie Mae Pool #AJ4154 4.00% 11/1/2041[11]		362		349
Fannie Mae Pool #AJ5391 5.00% 11/1/2041[11]		470		477
Fannie Mae Pool #AE1277 5.00% 11/1/2041[11]		253		257
Fannie Mae Pool #MA4501 2.00% 12/1/2041[11]		77,952		65,802
Fannie Mae Pool #AB4050 4.00% 12/1/2041[11]		695		670
Fannie Mae Pool #AJ4189 4.00% 12/1/2041[11]		410		396
Fannie Mae Pool #AJ7471 4.00% 12/1/2041[11]		406		391
Fannie Mae Pool #AE1283 5.00% 12/1/2041[11]		134		135

The Bond Fund of America	37

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Fannie Mae Pool #MA4540 2.00% 2/1/2042[11]	USD	34,519	$29,138
Fannie Mae Pool #890407 4.00% 2/1/2042[11]		955	921
Fannie Mae Pool #AE1290 5.00% 2/1/2042[11]		249	251
Fannie Mae Pool #MA4570 2.00% 3/1/2042[11]		19,744	16,666
Fannie Mae Pool #AK6740 4.00% 3/1/2042[11]		3,616	3,494
Fannie Mae Pool #AL2745 4.00% 3/1/2042[11]		2,881	2,779
Fannie Mae Pool #AK4949 4.00% 3/1/2042[11]		206	198
Fannie Mae Pool #MA4586 2.00% 4/1/2042[11]		6,376	5,382
Fannie Mae Pool #AX3703 4.00% 9/1/2042[11]		3,960	3,806
Fannie Mae Pool #AR1512 3.50% 1/1/2043[11]		519	487
Fannie Mae Pool #AT0412 3.50% 3/1/2043[11]		237	222
Fannie Mae Pool #AT0300 3.50% 3/1/2043[11]		67	63
Fannie Mae Pool #AT3954 3.50% 4/1/2043[11]		110	103
Fannie Mae Pool #AT2683 4.00% 5/1/2043[11]		2,048	1,966
Fannie Mae Pool #AT5898 3.00% 6/1/2043[11]		16,282	14,832
Fannie Mae Pool #AL3829 3.50% 6/1/2043[11]		2,350	2,207
Fannie Mae Pool #AT7161 3.50% 6/1/2043[11]		840	786
Fannie Mae Pool #AV0786 4.00% 11/1/2043[11]		3,113	2,993
Fannie Mae Pool #AL8421 3.50% 1/1/2044[11]		13,338	12,497
Fannie Mae Pool #AX0817 4.00% 9/1/2044[11]		195	188
Fannie Mae Pool #AX8521 3.50% 12/1/2044[11]		360	336
Fannie Mae Pool #AY1829 3.50% 12/1/2044[11]		105	99
Fannie Mae Pool #BE5009 3.50% 1/1/2045[11]		707	660
Fannie Mae Pool #BE5017 3.50% 2/1/2045[11]		1,279	1,191
Fannie Mae Pool #FM9416 3.50% 7/1/2045[11]		7,291	6,751
Fannie Mae Pool #AZ7366 4.00% 11/1/2045[11]		18,161	17,412
Fannie Mae Pool #AS6348 4.00% 12/1/2045[11]		3,147	3,018
Fannie Mae Pool #AS6839 4.00% 3/1/2046[11]		3,988	3,821
Fannie Mae Pool #BC1352 4.00% 3/1/2046[11]		1,246	1,195
Fannie Mae Pool #AL8522 3.50% 5/1/2046[11]		30	28
Fannie Mae Pool #BC8647 4.50% 6/1/2046[11]		268	260
Fannie Mae Pool #BD1968 4.00% 7/1/2046[11]		33	31
Fannie Mae Pool #BD1550 4.50% 7/1/2046[11]		251	246
Fannie Mae Pool #BD7600 4.50% 9/1/2046[11]		80	78
Fannie Mae Pool #BD9236 3.50% 10/1/2046[11]		328	304
Fannie Mae Pool #MA2809 4.50% 10/1/2046[11]		716	682
Fannie Mae Pool #MA2821 4.50% 10/1/2046[11]		317	304
Fannie Mae Pool #BD9248 4.50% 10/1/2046[11]		230	225
Fannie Mae Pool #AS8310 3.00% 11/1/2046[11]		559	503
Fannie Mae Pool #MA2833 3.00% 12/1/2046[11]		38	34
Fannie Mae Pool #BC9077 3.50% 12/1/2046[11]		16,825	15,629
Fannie Mae Pool #BD2440 3.50% 1/1/2047[11]		1,822	1,692
Fannie Mae Pool #BM1179 3.00% 4/1/2047[11]		658	590
Fannie Mae Pool #BH0876 4.50% 4/1/2047[11]		2,497	2,455
Fannie Mae Pool #MA3002 4.50% 4/1/2047[11]		462	439
Fannie Mae Pool #BE8740 3.50% 5/1/2047[11]		1,156	1,073
Fannie Mae Pool #BE8742 3.50% 5/1/2047[11]		335	313
Fannie Mae Pool #BH2846 3.50% 5/1/2047[11]		155	145
Fannie Mae Pool #BH2848 3.50% 5/1/2047[11]		138	128
Fannie Mae Pool #BH2847 3.50% 5/1/2047[11]		106	98
Fannie Mae Pool #BH3122 4.00% 6/1/2047[11]		70	67
Fannie Mae Pool #BD3554 4.00% 7/1/2047[11]		912	865
Fannie Mae Pool #256893 7.00% 8/1/2047[11]		10	11
Fannie Mae Pool #CA0453 4.00% 9/1/2047[11]		6,560	6,263
Fannie Mae Pool #CA0770 3.50% 11/1/2047[11]		179	166
Fannie Mae Pool #BJ3525 4.50% 11/1/2047[11]		1,066	1,047
Fannie Mae Pool #CA0854 3.50% 12/1/2047[11]		13,370	12,403
Fannie Mae Pool #MA3211 4.00% 12/1/2047[11]		3,582	3,429
Fannie Mae Pool #BJ5015 4.00% 12/1/2047[11]		2,088	2,002
Fannie Mae Pool #BM4413 4.50% 12/1/2047[11]		5,253	5,175
Fannie Mae Pool #BJ3558 4.50% 12/1/2047[11]		1,657	1,627
Fannie Mae Pool #BJ3581 4.50% 12/1/2047[11]		542	530
Fannie Mae Pool #CA1189 3.50% 2/1/2048[11]		1,384	1,285
Fannie Mae Pool #BK0163 4.50% 2/1/2048[11]		1,347	1,319
Fannie Mae Pool #BJ4901 3.50% 3/1/2048[11]		873	812
Fannie Mae Pool #CA1532 3.50% 4/1/2048[11]		5,341	4,962
Fannie Mae Pool #BK5232 4.00% 5/1/2048[11]		1,062	1,018

38	The Bond Fund of America

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Fannie Mae Pool #BK6840 4.00% 6/1/2048[11]	USD	1,433	$1,375
Fannie Mae Pool #BF0293 3.00% 7/1/2048[11]		6,901	6,136
Fannie Mae Pool #CA2102 5.00% 7/1/2048[11]		478	479
Fannie Mae Pool #BF0318 3.50% 8/1/2048[11]		33,050	30,447
Fannie Mae Pool #BK9743 4.00% 8/1/2048[11]		424	407
Fannie Mae Pool #BK9761 4.50% 8/1/2048[11]		279	276
Fannie Mae Pool #CA2166 4.50% 8/1/2048[11]		15	14
Fannie Mae Pool #CA2850 4.00% 12/1/2048[11]		2,621	2,532
Fannie Mae Pool #BF0320 5.50% 1/1/2049[11]		6,259	6,558
Fannie Mae Pool #FM3280 3.50% 5/1/2049[11]		1,912	1,772
Fannie Mae Pool #BN6708 3.50% 6/1/2049[11]		9,135	8,467
Fannie Mae Pool #FM1062 3.50% 6/1/2049[11]		8,836	8,262
Fannie Mae Pool #CA3807 3.00% 7/1/2049[11]		1,311	1,174
Fannie Mae Pool #CA3806 3.00% 7/1/2049[11]		852	763
Fannie Mae Pool #CA4021 3.50% 8/1/2049[11]		25,339	23,311
Fannie Mae Pool #BJ8411 3.50% 8/1/2049[11]		2,292	2,133
Fannie Mae Pool #FM2318 3.50% 9/1/2049[11]		43,693	40,462
Fannie Mae Pool #CA4151 3.50% 9/1/2049[11]		11,792	11,052
Fannie Mae Pool #FM1443 3.50% 9/1/2049[11]		6,612	6,152
Fannie Mae Pool #FM1913 4.00% 9/1/2049[11]		1,650	1,575
Fannie Mae Pool #FM1963 4.00% 11/1/2049[11]		40,489	38,745
Fannie Mae Pool #CA4802 3.50% 12/1/2049[11]		24,870	23,142
Fannie Mae Pool #CA5338 3.00% 3/1/2050[11]		12,216	10,816
Fannie Mae Pool #FM2664 3.50% 3/1/2050[11]		28,381	26,091
Fannie Mae Pool #CA5506 3.00% 4/1/2050[11]		49,936	44,523
Fannie Mae Pool #BP1948 3.00% 4/1/2050[11]		16,162	14,321
Fannie Mae Pool #BP1954 3.50% 4/1/2050[11]		19,901	18,340
Fannie Mae Pool #CA5659 2.50% 5/1/2050[11]		1,512	1,284
Fannie Mae Pool #CA5968 2.50% 6/1/2050[11]		45,749	39,314
Fannie Mae Pool #CA6309 3.00% 7/1/2050[11]		45,067	40,442
Fannie Mae Pool #CA6593 2.50% 8/1/2050[11]		14,095	12,136
Fannie Mae Pool #FM3920 2.50% 8/1/2050[11]		1,026	871
Fannie Mae Pool #BP6715 2.00% 9/1/2050[11]		7	6
Fannie Mae Pool #CA7028 2.50% 9/1/2050[11]		7,593	6,555
Fannie Mae Pool #CA6934 2.50% 9/1/2050[11]		264	224
Fannie Mae Pool #BQ3005 2.50% 10/1/2050[11]		13,316	11,328
Fannie Mae Pool #CA7529 2.50% 10/1/2050[11]		2,874	2,444
Fannie Mae Pool #CA7257 2.50% 10/1/2050[11]		2,665	2,294
Fannie Mae Pool #CA7599 2.50% 11/1/2050[11]		4,773	4,117
Fannie Mae Pool #BQ7564 2.50% 11/1/2050[11]		581	495
Fannie Mae Pool #MA4208 2.00% 12/1/2050[11]		91,521	74,941
Fannie Mae Pool #CA8285 3.00% 12/1/2050[11]		58,361	52,350
Fannie Mae Pool #CA8046 3.00% 12/1/2050[11]		40,441	36,313
Fannie Mae Pool #BR0751 2.50% 1/1/2051[11]		1,254	1,064
Fannie Mae Pool #CA8623 3.00% 1/1/2051[11]		94,918	83,535
Fannie Mae Pool #CA8828 2.50% 2/1/2051[11]		42,453	36,493
Fannie Mae Pool #BR4996 2.50% 2/1/2051[11]		468	398
Fannie Mae Pool #CA8955 2.50% 2/1/2051[11]		74	64
Fannie Mae Pool #CA8969 3.00% 2/1/2051[11]		5,254	4,652
Fannie Mae Pool #CA9391 3.00% 3/1/2051[11]		200,217	176,748
Fannie Mae Pool #CB0290 2.00% 4/1/2051[11]		170,462	139,445
Fannie Mae Pool #MA4305 2.00% 4/1/2051[11]		228	186
Fannie Mae Pool #CB0041 3.00% 4/1/2051[11]		58,633	52,277
Fannie Mae Pool #BR1035 2.00% 5/1/2051[11]		134	110
Fannie Mae Pool #CB0457 2.50% 5/1/2051[11]		5,323	4,527
Fannie Mae Pool #CB0396 2.50% 5/1/2051[11]		630	534
Fannie Mae Pool #FM7304 2.50% 5/1/2051[11]		580	491
Fannie Mae Pool #FM7409 2.50% 5/1/2051[11]		114	97
Fannie Mae Pool #BT3317 2.50% 6/1/2051[11]		5,518	4,718
Fannie Mae Pool #FM7694 3.00% 6/1/2051[11]		20,674	18,318
Fannie Mae Pool #FM7687 3.00% 6/1/2051[11]		8,281	7,354
Fannie Mae Pool #BT0849 2.50% 7/1/2051[11]		12,675	10,752
Fannie Mae Pool #FM7900 2.50% 7/1/2051[11]		4,255	3,654
Fannie Mae Pool #BQ0991 2.50% 7/1/2051[11]		763	647
Fannie Mae Pool #FM8442 2.50% 8/1/2051[11]		62,934	53,377
Fannie Mae Pool #FM8683 2.50% 8/1/2051[11]		307	261
Fannie Mae Pool #FM8422 2.50% 8/1/2051[11]		125	107

The Bond Fund of America	39

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Fannie Mae Pool #CB1527 2.50% 9/1/2051[11]	USD	15,592	$13,245
Fannie Mae Pool #MA4414 2.50% 9/1/2051[11]		669	569
Fannie Mae Pool #BU0365 2.50% 9/1/2051[11]		642	546
Fannie Mae Pool #FM8980 2.50% 9/1/2051[11]		503	428
Fannie Mae Pool #BT4725 2.50% 9/1/2051[11]		319	271
Fannie Mae Pool #BQ6558 2.50% 9/1/2051[11]		229	195
Fannie Mae Pool #CB1867 2.50% 10/1/2051[11]		5,069	4,308
Fannie Mae Pool #BT6781 2.50% 10/1/2051[11]		3,000	2,543
Fannie Mae Pool #FS0031 2.50% 10/1/2051[11]		1,100	932
Fannie Mae Pool #BU2530 2.50% 10/1/2051[11]		413	351
Fannie Mae Pool #FM8954 2.50% 10/1/2051[11]		35	30
Fannie Mae Pool #FS0965 2.00% 11/1/2051[11]		1,076	882
Fannie Mae Pool #FM9492 2.50% 11/1/2051[11]		22,566	19,323
Fannie Mae Pool #FM9694 2.50% 11/1/2051[11]		12,004	10,305
Fannie Mae Pool #BU2803 2.50% 11/1/2051[11]		1,000	849
Fannie Mae Pool #FM9764 2.50% 11/1/2051[11]		1,000	848
Fannie Mae Pool #BQ7453 2.50% 11/1/2051[11]		518	441
Fannie Mae Pool #BT3056 2.50% 11/1/2051[11]		114	97
Fannie Mae Pool #FM9632 3.00% 11/1/2051[11]		16,992	15,042
Fannie Mae Pool #FM9631 3.00% 11/1/2051[11]		7,229	6,413
Fannie Mae Pool #CB2292 3.00% 11/1/2051[11]		2,089	1,859
Fannie Mae Pool #CB2319 2.50% 12/1/2051[11]		65,187	55,733
Fannie Mae Pool #FS0433 2.50% 12/1/2051[11]		57,584	49,736
Fannie Mae Pool #CB2371 2.50% 12/1/2051[11]		39,889	34,156
Fannie Mae Pool #CB2372 2.50% 12/1/2051[11]		31,243	26,712
Fannie Mae Pool #BT9510 2.50% 12/1/2051[11]		25,542	21,871
Fannie Mae Pool #BT9483 2.50% 12/1/2051[11]		24,579	21,014
Fannie Mae Pool #CB2286 2.50% 12/1/2051[11]		19,139	16,363
Fannie Mae Pool #CB2402 2.50% 12/1/2051[11]		14,044	11,905
Fannie Mae Pool #FM9804 2.50% 12/1/2051[11]		12,906	11,065
Fannie Mae Pool #CB2373 2.50% 12/1/2051[11]		11,875	10,153
Fannie Mae Pool #CB2375 2.50% 12/1/2051[11]		10,462	8,930
Fannie Mae Pool #BU3058 2.50% 12/1/2051[11]		5,963	5,063
Fannie Mae Pool #CB2401 2.50% 12/1/2051[11]		5,263	4,461
Fannie Mae Pool #FM9855 2.50% 12/1/2051[11]		2,607	2,210
Fannie Mae Pool #BT9513 2.50% 12/1/2051[11]		2,327	1,978
Fannie Mae Pool #FM9672 2.50% 12/1/2051[11]		1,266	1,076
Fannie Mae Pool #CB2414 3.00% 12/1/2051[11]		35,181	31,301
Fannie Mae Pool #FM9976 3.00% 12/1/2051[11]		16,453	14,701
Fannie Mae Pool #CB2293 3.00% 12/1/2051[11]		2,100	1,860
Fannie Mae Pool #BT9498 3.50% 12/1/2051[11]		10,504	9,577
Fannie Mae Pool #FS0235 2.50% 1/1/2052[11]		18,526	15,704
Fannie Mae Pool #FS2776 2.50% 1/1/2052[11]		1,661	1,409
Fannie Mae Pool #BV0762 2.50% 1/1/2052[11]		1,000	848
Fannie Mae Pool #CB2523 2.50% 1/1/2052[11]		829	704
Fannie Mae Pool #BV2930 2.50% 1/1/2052[11]		500	424
Fannie Mae Pool #FS0381 2.50% 1/1/2052[11]		300	254
Fannie Mae Pool #FS0392 2.50% 1/1/2052[11]		154	131
Fannie Mae Pool #FS0502 2.50% 1/1/2052[11]		100	85
Fannie Mae Pool #FS0174 2.50% 1/1/2052[11]		95	81
Fannie Mae Pool #CB2544 3.00% 1/1/2052[11]		33,976	30,042
Fannie Mae Pool #FS0972 3.50% 1/1/2052[11]		30,333	28,115
Fannie Mae Pool #CB2765 2.00% 2/1/2052[11]		60,837	50,021
Fannie Mae Pool #BU1330 2.50% 2/1/2052[11]		23,750	20,338
Fannie Mae Pool #FS0834 2.50% 2/1/2052[11]		10,480	8,903
Fannie Mae Pool #CB3666 2.50% 2/1/2052[11]		9,265	7,857
Fannie Mae Pool #FS1995 2.50% 2/1/2052[11]		5,690	4,824
Fannie Mae Pool #BV0307 2.50% 2/1/2052[11]		3,169	2,691
Fannie Mae Pool #FS0546 2.50% 2/1/2052[11]		2,902	2,460
Fannie Mae Pool #CB2870 2.50% 2/1/2052[11]		2,310	1,960
Fannie Mae Pool #BU7285 2.50% 2/1/2052[11]		1,684	1,438
Fannie Mae Pool #BV2784 2.50% 2/1/2052[11]		1,087	921
Fannie Mae Pool #BV2236 2.50% 2/1/2052[11]		389	331
Fannie Mae Pool #CB2896 3.00% 2/1/2052[11]		6,000	5,274
Fannie Mae Pool #BU8884 2.50% 3/1/2052[11]		13,000	11,023
Fannie Mae Pool #BV2851 2.50% 3/1/2052[11]		11,731	9,948
Fannie Mae Pool #CB3063 2.50% 3/1/2052[11]		5,623	4,775

40	The Bond Fund of America

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Fannie Mae Pool #BV2655 2.50% 3/1/2052[11]	USD	1,878	$1,592
Fannie Mae Pool #MA4563 2.50% 3/1/2052[11]		1,474	1,251
Fannie Mae Pool #BT2188 2.50% 3/1/2052[11]		1,242	1,054
Fannie Mae Pool #CB3995 2.50% 3/1/2052[11]		1,125	954
Fannie Mae Pool #BT8111 2.50% 3/1/2052[11]		730	620
Fannie Mae Pool #CB3744 2.50% 3/1/2052[11]		723	613
Fannie Mae Pool #BV3793 2.50% 3/1/2052[11]		638	542
Fannie Mae Pool #CB3164 2.50% 3/1/2052[11]		498	422
Fannie Mae Pool #CB3031 2.50% 3/1/2052[11]		180	153
Fannie Mae Pool #CB3120 3.00% 3/1/2052[11]		51,000	44,839
Fannie Mae Pool #CB3410 3.00% 3/1/2052[11]		1,916	1,683
Fannie Mae Pool #CB3061 3.00% 3/1/2052[11]		1,000	879
Fannie Mae Pool #BV3353 3.00% 3/1/2052[11]		1,000	879
Fannie Mae Pool #FS0957 3.00% 3/1/2052[11]		843	740
Fannie Mae Pool #FS1073 3.00% 3/1/2052[11]		254	224
Fannie Mae Pool #MA4578 2.50% 4/1/2052[11]		14,309	12,137
Fannie Mae Pool #BV2994 2.50% 4/1/2052[11]		7,865	6,676
Fannie Mae Pool #CB3408 2.50% 4/1/2052[11]		7,205	6,112
Fannie Mae Pool #CB3356 2.50% 4/1/2052[11]		4,510	3,825
Fannie Mae Pool #BT2292 2.50% 4/1/2052[11]		4,076	3,459
Fannie Mae Pool #CB3354 2.50% 4/1/2052[11]		2,124	1,803
Fannie Mae Pool #BV4656 2.50% 4/1/2052[11]		1,988	1,688
Fannie Mae Pool #BV7773 2.50% 4/1/2052[11]		1,000	849
Fannie Mae Pool #BQ7478 2.50% 4/1/2052[11]		998	848
Fannie Mae Pool #FS1629 2.50% 4/1/2052[11]		1,000	848
Fannie Mae Pool #FS1746 2.50% 4/1/2052[11]		980	833
Fannie Mae Pool #BV5370 2.50% 4/1/2052[11]		957	811
Fannie Mae Pool #BV8156 2.50% 4/1/2052[11]		902	765
Fannie Mae Pool #BV8569 2.50% 4/1/2052[11]		893	758
Fannie Mae Pool #BU6901 2.50% 4/1/2052[11]		818	694
Fannie Mae Pool #BT8108 2.50% 4/1/2052[11]		557	473
Fannie Mae Pool #BV8126 2.50% 4/1/2052[11]		498	423
Fannie Mae Pool #BV7698 2.50% 4/1/2052[11]		301	256
Fannie Mae Pool #BT8116 2.50% 4/1/2052[11]		125	106
Fannie Mae Pool #BV5332 2.50% 4/1/2052[11]		24	21
Fannie Mae Pool #CB3364 3.00% 4/1/2052[11]		4,429	3,891
Fannie Mae Pool #MA4579 3.00% 4/1/2052[11]		175	154
Fannie Mae Pool #FS2448 2.00% 5/1/2052[11]		23,056	18,826
Fannie Mae Pool #BU8825 2.50% 5/1/2052[11]		10,832	9,194
Fannie Mae Pool #CB3571 2.50% 5/1/2052[11]		2,470	2,097
Fannie Mae Pool #MA4598 2.50% 5/1/2052[11]		1,036	879
Fannie Mae Pool #BV7521 2.50% 5/1/2052[11]		1,000	848
Fannie Mae Pool #CB3665 2.50% 5/1/2052[11]		905	767
Fannie Mae Pool #BV9644 2.50% 5/1/2052[11]		575	487
Fannie Mae Pool #BT7826 2.50% 5/1/2052[11]		492	419
Fannie Mae Pool #BV5577 2.50% 5/1/2052[11]		199	169
Fannie Mae Pool #BV7787 2.50% 5/1/2052[11]		97	83
Fannie Mae Pool #BV2443 3.00% 5/1/2052[11]		1,502	1,320
Fannie Mae Pool #CB3586 3.00% 5/1/2052[11]		480	422
Fannie Mae Pool #CB3495 3.00% 5/1/2052[11]		186	163
Fannie Mae Pool #FS1877 3.00% 5/1/2052[11]		55	48
Fannie Mae Pool #BV9700 2.50% 6/1/2052[11]		4,358	3,698
Fannie Mae Pool #BW2934 2.50% 6/1/2052[11]		1,457	1,238
Fannie Mae Pool #BV9932 2.50% 6/1/2052[11]		567	482
Fannie Mae Pool #BU8730 2.50% 6/1/2052[11]		499	423
Fannie Mae Pool #BV2515 2.50% 6/1/2052[11]		295	250
Fannie Mae Pool #BW2170 2.50% 6/1/2052[11]		76	65
Fannie Mae Pool #BW1128 3.00% 6/1/2052[11]		1,017	894
Fannie Mae Pool #BW2935 3.00% 6/1/2052[11]		1,000	879
Fannie Mae Pool #MA4624 3.00% 6/1/2052[11]		96	85
Fannie Mae Pool #MA4652 2.50% 7/1/2052[11]		51,143	43,395
Fannie Mae Pool #CB4274 2.50% 7/1/2052[11]		20,308	17,228
Fannie Mae Pool #BW4142 2.50% 7/1/2052[11]		3,566	3,023
Fannie Mae Pool #BV7868 2.50% 7/1/2052[11]		628	533
Fannie Mae Pool #BW0002 2.50% 7/1/2052[11]		43	37
Fannie Mae Pool #CB4159 4.00% 7/1/2052[11]		2,772	2,603
Fannie Mae Pool #CB4135 5.00% 7/1/2052[11]		192	190

The Bond Fund of America	41

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Fannie Mae Pool #BW5402 5.50% 7/1/2052[11]	USD	625	$629
Fannie Mae Pool #MA4743 2.50% 8/1/2052[11]		9,064	7,687
Fannie Mae Pool #FS2535 2.50% 8/1/2052[11]		1,000	849
Fannie Mae Pool #BV7912 2.50% 8/1/2052[11]		35	30
Fannie Mae Pool #MA4699 3.50% 8/1/2052[11]		33,300	30,294
Fannie Mae Pool #MA4700 4.00% 8/1/2052[11]		19,527	18,335
Fannie Mae Pool #BV8024 4.00% 8/1/2052[11]		3,509	3,295
Fannie Mae Pool #MA4701 4.50% 8/1/2052[11]		491	473
Fannie Mae Pool #MA4737 5.00% 8/1/2052[11]		741	731
Fannie Mae Pool #BW9408 5.00% 8/1/2052[11]		455	449
Fannie Mae Pool #CB5019 5.00% 8/1/2052[11]		205	203
Fannie Mae Pool #FS2699 5.00% 8/1/2052[11]		107	105
Fannie Mae Pool #MA4768 2.50% 9/1/2052[11]		998	846
Fannie Mae Pool #MA4730 3.00% 9/1/2052[11]		61	54
Fannie Mae Pool #MA4732 4.00% 9/1/2052[11]		62,589	58,770
Fannie Mae Pool #BW7326 4.00% 9/1/2052[11]		3,006	2,823
Fannie Mae Pool #BW9348 4.00% 9/1/2052[11]		2,607	2,448
Fannie Mae Pool #BW8103 4.00% 9/1/2052[11]		2,469	2,318
Fannie Mae Pool #BW7794 4.00% 9/1/2052[11]		1,106	1,039
Fannie Mae Pool #BW7772 4.00% 9/1/2052[11]		143	135
Fannie Mae Pool #MA4733 4.50% 9/1/2052[11]		14,001	13,490
Fannie Mae Pool #BW9049 4.50% 9/1/2052[11]		449	433
Fannie Mae Pool #MA4761 5.00% 9/1/2052[11]		116,767	115,261
Fannie Mae Pool #BW9449 5.00% 9/1/2052[11]		492	485
Fannie Mae Pool #BW1201 5.00% 9/1/2052[11]		438	432
Fannie Mae Pool #BV0954 5.00% 9/1/2052[11]		27	26
Fannie Mae Pool #MA4824 2.50% 10/1/2052[11]		2,766	2,346
Fannie Mae Pool #BW1263 2.50% 10/1/2052[11]		439	373
Fannie Mae Pool #MA4783 4.00% 10/1/2052[11]		168,114	157,855
Fannie Mae Pool #BW8980 4.00% 10/1/2052[11]		18,367	17,246
Fannie Mae Pool #BW1210 4.00% 10/1/2052[11]		7,357	6,908
Fannie Mae Pool #BW7356 4.00% 10/1/2052[11]		6,121	5,747
Fannie Mae Pool #BX0509 4.00% 10/1/2052[11]		2,633	2,472
Fannie Mae Pool #BV6793 4.00% 10/1/2052[11]		499	470
Fannie Mae Pool #BW8996 4.50% 10/1/2052[11]		10,937	10,538
Fannie Mae Pool #MA4784 4.50% 10/1/2052[11]		8,563	8,250
Fannie Mae Pool #CB4959 4.50% 10/1/2052[11]		2,809	2,707
Fannie Mae Pool #CB4800 4.50% 10/1/2052[11]		995	959
Fannie Mae Pool #BW8745 4.50% 10/1/2052[11]		34	33
Fannie Mae Pool #BX0902 5.00% 10/1/2052[11]		822	811
Fannie Mae Pool #BW7752 5.00% 10/1/2052[11]		495	488
Fannie Mae Pool #BX1230 5.00% 10/1/2052[11]		414	408
Fannie Mae Pool #BX2553 5.00% 10/1/2052[11]		400	394
Fannie Mae Pool #BW8982 5.00% 10/1/2052[11]		147	145
Fannie Mae Pool #BW7121 5.00% 10/1/2052[11]		115	113
Fannie Mae Pool #BW7368 5.00% 10/1/2052[11]		50	50
Fannie Mae Pool #MA4854 2.50% 11/1/2052[11]		7,278	6,175
Fannie Mae Pool #BW1309 2.50% 11/1/2052[11]		240	204
Fannie Mae Pool #MA4804 4.00% 11/1/2052[11]		7,669	7,201
Fannie Mae Pool #BW1310 4.00% 11/1/2052[11]		2,753	2,585
Fannie Mae Pool #BX1334 4.00% 11/1/2052[11]		119	111
Fannie Mae Pool #MA4805 4.50% 11/1/2052[11]		41,508	39,993
Fannie Mae Pool #BX1516 4.50% 11/1/2052[11]		6,479	6,243
Fannie Mae Pool #BX2558 4.50% 11/1/2052[11]		5,993	5,774
Fannie Mae Pool #BX1766 5.00% 11/1/2052[11]		9,534	9,411
Fannie Mae Pool #MA4806 5.00% 11/1/2052[11]		9,186	9,068
Fannie Mae Pool #BX2559 5.00% 11/1/2052[11]		707	698
Fannie Mae Pool #BX2072 5.00% 11/1/2052[11]		500	498
Fannie Mae Pool #BW7449 5.00% 11/1/2052[11]		499	493
Fannie Mae Pool #BX3079 5.00% 11/1/2052[11]		106	105
Fannie Mae Pool #BX1761 5.00% 11/1/2052[11]		104	103
Fannie Mae Pool #BW7491 5.00% 11/1/2052[11]		91	90
Fannie Mae Pool #MA4807 5.50% 11/1/2052[11]		805	807
Fannie Mae Pool #MA4852 6.50% 11/1/2052[11]		30	31
Fannie Mae Pool #MA4838 3.50% 12/1/2052[11]		32,000	29,111
Fannie Mae Pool #BW1391 3.50% 12/1/2052[11]		126	115
Fannie Mae Pool #MA4840 4.50% 12/1/2052[11]		35,732	34,427

42	The Bond Fund of America

Bonds, notes & other debt instruments (continued)	Principal amount (000)			Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Fannie Mae Pool #MA4841 5.00% 12/1/2052[11]	USD	41,093		$40,563
Fannie Mae Pool #BX1822 5.00% 12/1/2052[11]		4,000		3,948
Fannie Mae Pool #BX2229 5.00% 12/1/2052[11]		624		616
Fannie Mae Pool #BX1072 5.00% 12/1/2052[11]		500		494
Fannie Mae Pool #BX1076 5.00% 12/1/2052[11]		43		42
Fannie Mae Pool #MA4877 6.50% 12/1/2052[11]		122,959		126,136
Fannie Mae Pool #BX2466 6.50% 12/1/2052[11]		5,000		5,129
Fannie Mae Pool #BX1075 6.50% 12/1/2052[11]		3,542		3,634
Fannie Mae Pool #BX1071 6.50% 12/1/2052[11]		3,502		3,592
Fannie Mae Pool #BX3730 6.50% 12/1/2052[11]		1,000		1,026
Fannie Mae Pool #BX3769 6.50% 12/1/2052[11]		777		797
Fannie Mae Pool #BX4022 6.50% 12/1/2052[11]		500		513
Fannie Mae Pool #BX4006 6.50% 12/1/2052[11]		143		147
Fannie Mae Pool #MA4910 2.50% 1/1/2053[11]		3,622		3,072
Fannie Mae Pool #MA4866 4.00% 1/1/2053[11]		10,145		9,526
Fannie Mae Pool #MA4868 5.00% 1/1/2053[11]		83,733		82,654
Fannie Mae Pool #MA4895 6.50% 1/1/2053[11]		176,739		181,306
Fannie Mae Pool #BF0145 3.50% 3/1/2057[11]		15,620		14,291
Fannie Mae Pool #BF0264 3.50% 5/1/2058[11]		15,421		14,166
Fannie Mae Pool #BF0299 3.50% 8/1/2058[11]		25,828		23,727
Fannie Mae Pool #BF0379 3.50% 4/1/2059[11]		39,319		36,121
Fannie Mae Pool #BM6693 3.50% 8/1/2059[11]		29,094		26,731
Fannie Mae Pool #BF0481 3.50% 6/1/2060[11]		66,592		61,181
Fannie Mae Pool #BF0480 3.50% 6/1/2060[11]		42,498		39,045
Fannie Mae Pool #BF0497 3.00% 7/1/2060[11]		50,605		44,335
Fannie Mae Pool #BF0548 3.00% 7/1/2061[11]		25,608		22,354
Fannie Mae Pool #BF0563 4.00% 9/1/2061[11]		12,700		12,109
Fannie Mae Pool #BF0585 4.50% 12/1/2061[11]		9,119		8,896
Fannie Mae, Series 2001-4, Class GA, 9.00% 4/17/2025[3,11]		—	[6]	—	[6]
Fannie Mae, Series 2001-4, Class NA, 9.00% 10/25/2025[3,11]		—	[6]	—	[6]
Fannie Mae, Series 1998-W5, Class B3, 6.50% 7/25/2028[2,11]		254		133
Fannie Mae, Series 2002-W7, Class A5, 7.50% 2/25/2029[11]		49		53
Fannie Mae, Series 2001-25, Class ZA, 6.50% 6/25/2031[11]		375		380
Fannie Mae, Series 2007-33, Class HE, 5.50% 4/25/2037[11]		3		3
Fannie Mae, Series 2001-50, Class BA, 7.00% 10/25/2041[11]		142		146
Fannie Mae, Series 2002-W3, Class A5, 7.50% 11/25/2041[11]		504		542
Fannie Mae, Series 2001-T10, Class A1, 7.00% 12/25/2041[11]		864		884
Fannie Mae, Series 2002-W1, Class 2A, 4.915% 2/25/2042[3,11]		681		665
Fannie Mae, Series 2017-M3, Class A2, Multi Family, 2.471% 12/25/2026[3,11]		8		7
Fannie Mae, Series 2017-M12, Class A2, Multi Family, 3.062% 6/25/2027[3,11]		3,456		3,244
Fannie Mae, Series 2017-M15, Class A2, Multi Family, 2.961% 9/25/2027[3,11]		3,451		3,254
Fannie Mae, Series 2019-M5, Class A2, Multi Family, 3.273% 1/25/2029[11]		430		400
Fannie Mae, Series 2006-51, Class PO, principal only, 0% 3/25/2036[11]		286		259
Fannie Mae, Series 2006-32, Class OA, principal only, 0% 5/25/2036[11]		368		303
Fannie Mae, Series 2006-96, Class OP, principal only, 0% 10/25/2036[11]		128		110
Freddie Mac Pool #ZA6869 5.50% 9/1/2024[11]		4		4
Freddie Mac Pool #ZA1886 5.00% 6/1/2025[11]		108		107
Freddie Mac Pool #ZS8948 6.50% 3/1/2026[11]		20		20
Freddie Mac Pool #ZS8801 6.50% 3/1/2026[11]		15		16
Freddie Mac Pool #ZA1940 6.50% 4/1/2026[11]		14		14
Freddie Mac Pool #ZA1955 6.50% 9/1/2026[11]		4		4
Freddie Mac Pool #ZA1959 6.50% 10/1/2026[11]		4		4
Freddie Mac Pool #ZA0583 6.50% 3/1/2029[11]		—	[6]	—	[6]
Freddie Mac Pool #D98356 4.50% 5/1/2030[11]		59		58
Freddie Mac Pool #ZT0799 5.00% 9/1/2031[11]		117		116
Freddie Mac Pool #A15120 5.50% 10/1/2033[11]		2		2
Freddie Mac Pool #G30911 4.00% 3/1/2036[11]		2,565		2,475
Freddie Mac Pool #K93532 4.00% 4/1/2036[11]		779		752
Freddie Mac Pool #C91883 4.00% 6/1/2036[11]		410		395
Freddie Mac Pool #A56076 5.50% 1/1/2037[11]		9		9
Freddie Mac Pool #C91917 3.00% 2/1/2037[11]		525		488
Freddie Mac Pool #G04804 4.50% 5/1/2037[11]		1,316		1,304
Freddie Mac Pool #C91948 4.00% 7/1/2037[11]		3,106		2,997
Freddie Mac Pool #G03695 5.50% 11/1/2037[11]		2		2
Freddie Mac Pool #G08248 5.50% 2/1/2038[11]		30		31
Freddie Mac Pool #ZT1449 3.00% 6/1/2038[11]		47,332		43,957
Freddie Mac Pool #G05196 5.50% 10/1/2038[11]		2		2

The Bond Fund of America	43

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Freddie Mac Pool #G05267 5.50% 12/1/2038[11]	USD	2	$2
Freddie Mac Pool #A87873 5.00% 8/1/2039[11]		2,254	2,278
Freddie Mac Pool #G06020 5.50% 12/1/2039[11]		4	4
Freddie Mac Pool #G05860 5.50% 2/1/2040[11]		13	13
Freddie Mac Pool #G05937 4.50% 8/1/2040[11]		4,921	4,888
Freddie Mac Pool #A93948 4.50% 9/1/2040[11]		6	6
Freddie Mac Pool #G06868 4.50% 4/1/2041[11]		5	5
Freddie Mac Pool #G06648 5.00% 6/1/2041[11]		622	628
Freddie Mac Pool #Q01658 5.00% 6/1/2041[11]		233	233
Freddie Mac Pool #G06841 5.50% 6/1/2041[11]		17	18
Freddie Mac Pool #Q01992 4.50% 7/1/2041[11]		37	37
Freddie Mac Pool #Q02705 4.50% 8/1/2041[11]		2,099	2,086
Freddie Mac Pool #G06956 4.50% 8/1/2041[11]		510	507
Freddie Mac Pool #G06769 4.50% 8/1/2041[11]		222	220
Freddie Mac Pool #QK1181 2.00% 11/1/2041[11]		12,060	10,180
Freddie Mac Pool #RB5138 2.00% 12/1/2041[11]		81,990	69,210
Freddie Mac Pool #RB5145 2.00% 2/1/2042[11]		16,638	14,044
Freddie Mac Pool #RB5148 2.00% 3/1/2042[11]		66,275	55,944
Freddie Mac Pool #RB5153 2.00% 4/1/2042[11]		20,982	17,711
Freddie Mac Pool #Q15874 4.00% 2/1/2043[11]		45	43
Freddie Mac Pool #Q17696 3.50% 4/1/2043[11]		600	563
Freddie Mac Pool #Q18236 3.50% 5/1/2043[11]		812	762
Freddie Mac Pool #Q19133 3.50% 6/1/2043[11]		637	596
Freddie Mac Pool #Q22946 4.00% 11/1/2043[11]		4,494	4,325
Freddie Mac Pool #Q28558 3.50% 9/1/2044[11]		2,869	2,682
Freddie Mac Pool #760012 3.113% 4/1/2045[3,11]		625	608
Freddie Mac Pool #760013 3.208% 4/1/2045[3,11]		358	349
Freddie Mac Pool #760014 2.74% 8/1/2045[3,11]		1,780	1,721
Freddie Mac Pool #G60138 3.50% 8/1/2045[11]		595	556
Freddie Mac Pool #G60238 3.50% 10/1/2045[11]		14,276	13,318
Freddie Mac Pool #V81992 4.00% 10/1/2045[11]		543	518
Freddie Mac Pool #G60344 4.00% 12/1/2045[11]		10,943	10,522
Freddie Mac Pool #T65375 3.50% 7/1/2046[11]		111	100
Freddie Mac Pool #Q42034 4.50% 7/1/2046[11]		200	196
Freddie Mac Pool #G67700 3.50% 8/1/2046[11]		5,282	4,919
Freddie Mac Pool #Q42633 4.50% 8/1/2046[11]		325	317
Freddie Mac Pool #Q43312 4.50% 9/1/2046[11]		618	608
Freddie Mac Pool #Q43461 4.50% 10/1/2046[11]		269	262
Freddie Mac Pool #Q44689 4.50% 12/1/2046[11]		369	361
Freddie Mac Pool #760015 2.561% 1/1/2047[3,11]		2,028	1,919
Freddie Mac Pool #Q47615 3.50% 4/1/2047[11]		1,014	942
Freddie Mac Pool #Q47620 4.00% 4/1/2047[11]		8,188	7,919
Freddie Mac Pool #Q47828 4.50% 5/1/2047[11]		255	249
Freddie Mac Pool #ZS4735 3.50% 9/1/2047[11]		74	68
Freddie Mac Pool #Q51622 3.50% 10/1/2047[11]		1,180	1,096
Freddie Mac Pool #Q52069 3.50% 11/1/2047[11]		1,570	1,459
Freddie Mac Pool #G61733 3.00% 12/1/2047[11]		5,172	4,637
Freddie Mac Pool #ZS4747 3.50% 12/1/2047[11]		8,470	7,857
Freddie Mac Pool #Q52613 4.00% 12/1/2047[11]		5,203	4,996
Freddie Mac Pool #G08793 4.00% 12/1/2047[11]		3,165	3,026
Freddie Mac Pool #Q52596 4.50% 12/1/2047[11]		1,625	1,597
Freddie Mac Pool #Q53878 4.00% 1/1/2048[11]		5,005	4,806
Freddie Mac Pool #G67709 3.50% 3/1/2048[11]		25,649	23,989
Freddie Mac Pool #Q54701 3.50% 3/1/2048[11]		1,154	1,073
Freddie Mac Pool #Q54709 3.50% 3/1/2048[11]		1,136	1,055
Freddie Mac Pool #Q54700 3.50% 3/1/2048[11]		818	762
Freddie Mac Pool #Q55056 3.50% 3/1/2048[11]		741	688
Freddie Mac Pool #Q54781 3.50% 3/1/2048[11]		713	664
Freddie Mac Pool #Q54782 3.50% 3/1/2048[11]		691	641
Freddie Mac Pool #Q54699 3.50% 3/1/2048[11]		441	412
Freddie Mac Pool #Q54831 3.50% 3/1/2048[11]		350	327
Freddie Mac Pool #Q54698 3.50% 3/1/2048[11]		290	272
Freddie Mac Pool #G67711 4.00% 3/1/2048[11]		24,155	23,194
Freddie Mac Pool #G08805 4.00% 3/1/2048[11]		1,127	1,075
Freddie Mac Pool #Q55060 3.50% 4/1/2048[11]		222	206
Freddie Mac Pool #Q55971 4.00% 5/1/2048[11]		1,058	1,016
Freddie Mac Pool #Q56175 4.00% 5/1/2048[11]		1,001	961

44	The Bond Fund of America

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Freddie Mac Pool #Q55970 4.00% 5/1/2048[11]	USD	525	$506
Freddie Mac Pool #Q56590 3.50% 6/1/2048[11]		555	515
Freddie Mac Pool #Q56589 3.50% 6/1/2048[11]		346	323
Freddie Mac Pool #Q56591 3.50% 6/1/2048[11]		211	196
Freddie Mac Pool #Q56599 4.00% 6/1/2048[11]		1,535	1,474
Freddie Mac Pool #Q57242 4.50% 7/1/2048[11]		398	390
Freddie Mac Pool #G61628 3.50% 9/1/2048[11]		150	140
Freddie Mac Pool #Q58411 4.50% 9/1/2048[11]		2,867	2,834
Freddie Mac Pool #Q58436 4.50% 9/1/2048[11]		1,547	1,526
Freddie Mac Pool #Q58378 4.50% 9/1/2048[11]		1,128	1,106
Freddie Mac Pool #ZA5889 4.00% 11/1/2048[11]		1,765	1,684
Freddie Mac Pool #QA0284 3.50% 6/1/2049[11]		3,931	3,658
Freddie Mac Pool #QA1885 3.50% 8/1/2049[11]		4,934	4,569
Freddie Mac Pool #QA2748 3.50% 9/1/2049[11]		1,043	970
Freddie Mac Pool #SD7508 3.50% 10/1/2049[11]		64,365	59,672
Freddie Mac Pool #RA1580 3.50% 10/1/2049[11]		8,271	7,752
Freddie Mac Pool #RA1463 3.50% 10/1/2049[11]		7,960	7,460
Freddie Mac Pool #QA4396 2.50% 11/1/2049[11]		356	304
Freddie Mac Pool #QA4692 3.00% 11/1/2049[11]		19,798	17,650
Freddie Mac Pool #QA4673 3.00% 11/1/2049[11]		8,210	7,359
Freddie Mac Pool #SD0185 3.00% 12/1/2049[11]		4,787	4,254
Freddie Mac Pool #QA5125 3.50% 12/1/2049[11]		23,501	21,868
Freddie Mac Pool #SD0234 3.00% 1/1/2050[11]		29,853	26,530
Freddie Mac Pool #SD0187 3.00% 1/1/2050[11]		13,267	11,891
Freddie Mac Pool #RA2319 3.00% 3/1/2050[11]		19,342	17,133
Freddie Mac Pool #RA2596 2.50% 5/1/2050[11]		4,030	3,462
Freddie Mac Pool #SD7517 3.00% 5/1/2050[11]		30,869	27,693
Freddie Mac Pool #SD8090 2.00% 9/1/2050[11]		9,345	7,654
Freddie Mac Pool #QB4847 2.50% 10/1/2050[11]		205	175
Freddie Mac Pool #SD8106 2.00% 11/1/2050[11]		36,389	29,792
Freddie Mac Pool #SD8128 2.00% 2/1/2051[11]		792	648
Freddie Mac Pool #SD7535 2.50% 2/1/2051[11]		4,555	3,927
Freddie Mac Pool #RA4658 3.00% 2/1/2051[11]		43,866	38,867
Freddie Mac Pool #SD8134 2.00% 3/1/2051[11]		1,316	1,077
Freddie Mac Pool #QB9901 2.50% 3/1/2051[11]		2,254	1,917
Freddie Mac Pool #QC0416 2.50% 4/1/2051[11]		5,000	4,245
Freddie Mac Pool #RA5287 2.00% 5/1/2051[11]		35,791	29,302
Freddie Mac Pool #RA5288 2.00% 5/1/2051[11]		31,809	26,036
Freddie Mac Pool #RA5259 2.50% 5/1/2051[11]		5,205	4,425
Freddie Mac Pool #SD1852 2.50% 6/1/2051[11]		95,221	80,783
Freddie Mac Pool #QC2817 2.50% 6/1/2051[11]		17,067	14,621
Freddie Mac Pool #RA5559 2.50% 7/1/2051[11]		4,487	3,806
Freddie Mac Pool #QC3654 2.50% 7/1/2051[11]		621	528
Freddie Mac Pool #SD0926 2.50% 7/1/2051[11]		184	157
Freddie Mac Pool #QC5527 2.50% 8/1/2051[11]		379	322
Freddie Mac Pool #RA5747 2.50% 8/1/2051[11]		378	321
Freddie Mac Pool #SD7545 2.50% 9/1/2051[11]		71,285	61,372
Freddie Mac Pool #QC6921 2.50% 9/1/2051[11]		498	423
Freddie Mac Pool #RA5759 2.50% 9/1/2051[11]		443	375
Freddie Mac Pool #RA5971 3.00% 9/1/2051[11]		4,525	4,015
Freddie Mac Pool #QC8778 2.50% 10/1/2051[11]		10,080	8,550
Freddie Mac Pool #RA6107 2.50% 10/1/2051[11]		8,455	7,171
Freddie Mac Pool #QC9251 2.50% 10/1/2051[11]		3,000	2,543
Freddie Mac Pool #RA5995 2.50% 10/1/2051[11]		630	535
Freddie Mac Pool #QC7814 2.50% 10/1/2051[11]		374	318
Freddie Mac Pool #RA6406 2.00% 11/1/2051[11]		139,708	114,535
Freddie Mac Pool #SD7548 2.50% 11/1/2051[11]		15,203	13,090
Freddie Mac Pool #RA6231 2.50% 11/1/2051[11]		14,181	12,028
Freddie Mac Pool #SD1385 2.50% 11/1/2051[11]		11,513	9,878
Freddie Mac Pool #RA6411 2.50% 11/1/2051[11]		190	161
Freddie Mac Pool #QC9944 2.50% 11/1/2051[11]		139	118
Freddie Mac Pool #RA6483 2.50% 12/1/2051[11]		9,096	7,764
Freddie Mac Pool #RA6433 2.50% 12/1/2051[11]		8,099	6,865
Freddie Mac Pool #RA7081 2.50% 12/1/2051[11]		6,977	5,916
Freddie Mac Pool #QD2075 2.50% 12/1/2051[11]		3,998	3,388
Freddie Mac Pool #QD3226 2.50% 12/1/2051[11]		1,000	850
Freddie Mac Pool #QD3414 2.50% 12/1/2051[11]		1,000	849

The Bond Fund of America	45

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Freddie Mac Pool #QD1623 2.50% 12/1/2051[11]	USD	500	$425
Freddie Mac Pool #SD8183 2.50% 12/1/2051[11]		364	308
Freddie Mac Pool #RA6493 2.50% 12/1/2051[11]		56	48
Freddie Mac Pool #SD7552 2.50% 1/1/2052[11]		78,886	67,453
Freddie Mac Pool #QD4799 2.50% 1/1/2052[11]		3,128	2,653
Freddie Mac Pool #QD5204 2.50% 1/1/2052[11]		2,161	1,836
Freddie Mac Pool #QD5941 2.50% 1/1/2052[11]		1,469	1,255
Freddie Mac Pool #SD0854 2.50% 1/1/2052[11]		1,000	850
Freddie Mac Pool #QD6127 2.50% 1/1/2052[11]		1,000	850
Freddie Mac Pool #RA5713 2.50% 1/1/2052[11]		902	766
Freddie Mac Pool #SD0853 2.50% 1/1/2052[11]		96	82
Freddie Mac Pool #SD0803 3.00% 1/1/2052[11]		1,908	1,677
Freddie Mac Pool #QD6141 2.50% 2/1/2052[11]		263	223
Freddie Mac Pool #QD6848 2.50% 2/1/2052[11]		110	94
Freddie Mac Pool #SD7550 3.00% 2/1/2052[11]		66,121	59,078
Freddie Mac Pool #QD6948 3.00% 2/1/2052[11]		1,000	879
Freddie Mac Pool #QD6327 3.00% 2/1/2052[11]		954	839
Freddie Mac Pool #RA6608 3.00% 2/1/2052[11]		823	723
Freddie Mac Pool #SD0873 3.50% 2/1/2052[11]		27,750	25,683
Freddie Mac Pool #QD7089 3.50% 2/1/2052[11]		6,185	5,634
Freddie Mac Pool #QD8966 2.50% 3/1/2052[11]		6,075	5,151
Freddie Mac Pool #QD8677 2.50% 3/1/2052[11]		5,000	4,239
Freddie Mac Pool #SD1450 2.50% 3/1/2052[11]		2,872	2,464
Freddie Mac Pool #QD8748 2.50% 3/1/2052[11]		2,643	2,244
Freddie Mac Pool #QD9975 2.50% 3/1/2052[11]		1,388	1,180
Freddie Mac Pool #QD9460 2.50% 3/1/2052[11]		1,351	1,147
Freddie Mac Pool #QE1480 2.50% 3/1/2052[11]		1,080	918
Freddie Mac Pool #QD8942 2.50% 3/1/2052[11]		1,000	848
Freddie Mac Pool #QD9879 2.50% 3/1/2052[11]		998	847
Freddie Mac Pool #QD9176 2.50% 3/1/2052[11]		835	709
Freddie Mac Pool #QD9973 2.50% 3/1/2052[11]		789	671
Freddie Mac Pool #QD8972 2.50% 3/1/2052[11]		499	424
Freddie Mac Pool #SD7553 3.00% 3/1/2052[11]		34,973	31,095
Freddie Mac Pool #RA6989 3.00% 3/1/2052[11]		1,562	1,374
Freddie Mac Pool #RA6955 3.00% 3/1/2052[11]		1,000	879
Freddie Mac Pool #SD1374 3.00% 3/1/2052[11]		500	439
Freddie Mac Pool #QD8817 3.00% 3/1/2052[11]		244	215
Freddie Mac Pool #QD9327 3.00% 3/1/2052[11]		199	175
Freddie Mac Pool #SD7554 2.50% 4/1/2052[11]		30,136	25,807
Freddie Mac Pool #SD8205 2.50% 4/1/2052[11]		26,866	22,789
Freddie Mac Pool #SD1407 2.50% 4/1/2052[11]		8,875	7,523
Freddie Mac Pool #QD9911 2.50% 4/1/2052[11]		6,974	5,915
Freddie Mac Pool #QE0025 2.50% 4/1/2052[11]		3,971	3,371
Freddie Mac Pool #QE0812 2.50% 4/1/2052[11]		2,979	2,529
Freddie Mac Pool #QE0322 2.50% 4/1/2052[11]		2,423	2,057
Freddie Mac Pool #QE2317 2.50% 4/1/2052[11]		2,086	1,771
Freddie Mac Pool #QD9578 2.50% 4/1/2052[11]		2,000	1,698
Freddie Mac Pool #QD9765 2.50% 4/1/2052[11]		2,000	1,698
Freddie Mac Pool #QE2101 2.50% 4/1/2052[11]		1,343	1,140
Freddie Mac Pool #QE1585 2.50% 4/1/2052[11]		1,297	1,101
Freddie Mac Pool #QE0799 2.50% 4/1/2052[11]		1,000	849
Freddie Mac Pool #QE1005 2.50% 4/1/2052[11]		1,000	848
Freddie Mac Pool #QE2314 2.50% 4/1/2052[11]		1,000	848
Freddie Mac Pool #QE0800 2.50% 4/1/2052[11]		956	812
Freddie Mac Pool #QE0170 2.50% 4/1/2052[11]		239	202
Freddie Mac Pool #RA7130 3.00% 4/1/2052[11]		1,465	1,290
Freddie Mac Pool #QE0992 3.00% 4/1/2052[11]		1,000	878
Freddie Mac Pool #QE2352 2.50% 5/1/2052[11]		6,751	5,725
Freddie Mac Pool #QE2020 2.50% 5/1/2052[11]		5,532	4,694
Freddie Mac Pool #SD8212 2.50% 5/1/2052[11]		1,598	1,355
Freddie Mac Pool #RA7848 2.50% 5/1/2052[11]		1,093	929
Freddie Mac Pool #QE1863 2.50% 5/1/2052[11]		750	637
Freddie Mac Pool #8D0226 2.521% 5/1/2052[3,11]		9,715	8,735
Freddie Mac Pool #QE8223 3.00% 5/1/2052[11]		1,000	880
Freddie Mac Pool #QE1793 3.00% 5/1/2052[11]		1,000	879
Freddie Mac Pool #QE5295 3.00% 5/1/2052[11]		274	241
Freddie Mac Pool #SD8219 2.50% 6/1/2052[11]		48,053	40,747

46	The Bond Fund of America

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Freddie Mac Pool #QE4036 3.00% 6/1/2052[11]	USD	1,019	$896
Freddie Mac Pool #SD8222 4.00% 6/1/2052[11]		1,341	1,259
Freddie Mac Pool #QE4383 4.00% 6/1/2052[11]		902	847
Freddie Mac Pool #RA7556 4.50% 6/1/2052[11]		27,244	26,284
Freddie Mac Pool #RA7502 5.00% 6/1/2052[11]		137	136
Freddie Mac Pool #QE6097 2.50% 7/1/2052[11]		1,020	866
Freddie Mac Pool #QE6787 2.50% 7/1/2052[11]		234	198
Freddie Mac Pool #SD8226 3.50% 7/1/2052[11]		20,287	18,452
Freddie Mac Pool #QE5759 4.00% 7/1/2052[11]		463	435
Freddie Mac Pool #QE6185 5.00% 7/1/2052[11]		724	716
Freddie Mac Pool #RA7618 5.00% 7/1/2052[11]		499	492
Freddie Mac Pool #RA7747 2.50% 8/1/2052[11]		12,555	10,647
Freddie Mac Pool #QE9442 2.50% 8/1/2052[11]		1,243	1,054
Freddie Mac Pool #QE8989 2.50% 8/1/2052[11]		99	84
Freddie Mac Pool #SD8237 4.00% 8/1/2052[11]		15,118	14,195
Freddie Mac Pool #QE9433 4.00% 8/1/2052[11]		3,428	3,219
Freddie Mac Pool #QE9057 4.00% 8/1/2052[11]		2,245	2,108
Freddie Mac Pool #QE8251 4.00% 8/1/2052[11]		1,007	945
Freddie Mac Pool #QE7539 4.50% 8/1/2052[11]		14,913	14,384
Freddie Mac Pool #QE6926 5.00% 8/1/2052[11]		1,309	1,292
Freddie Mac Pool #QE7950 5.00% 8/1/2052[11]		1,069	1,055
Freddie Mac Pool #QE9838 5.00% 8/1/2052[11]		825	814
Freddie Mac Pool #QE8282 5.00% 8/1/2052[11]		28	28
Freddie Mac Pool #QF0177 2.50% 9/1/2052[11]		961	815
Freddie Mac Pool #SD8262 2.50% 9/1/2052[11]		769	652
Freddie Mac Pool #SD8242 3.00% 9/1/2052[11]		507	445
Freddie Mac Pool #SD8244 4.00% 9/1/2052[11]		23,078	21,669
Freddie Mac Pool #QE9625 4.00% 9/1/2052[11]		2,894	2,717
Freddie Mac Pool #QE9564 4.00% 9/1/2052[11]		533	500
Freddie Mac Pool #QE9379 4.00% 9/1/2052[11]		155	146
Freddie Mac Pool #QF0666 4.00% 9/1/2052[11]		136	128
Freddie Mac Pool #QF0105 4.00% 9/1/2052[11]		106	99
Freddie Mac Pool #QE9573 4.00% 9/1/2052[11]		101	95
Freddie Mac Pool #RA7938 5.00% 9/1/2052[11]		22,270	21,983
Freddie Mac Pool #QF0922 5.00% 9/1/2052[11]		2,233	2,204
Freddie Mac Pool #SD1618 5.00% 9/1/2052[11]		381	377
Freddie Mac Pool #QF1522 5.00% 9/1/2052[11]		339	335
Freddie Mac Pool #QE9784 5.00% 9/1/2052[11]		61	60
Freddie Mac Pool #SD8271 2.50% 10/1/2052[11]		4,074	3,457
Freddie Mac Pool #SD8255 3.50% 10/1/2052[11]		2,013	1,831
Freddie Mac Pool #QF1464 4.00% 10/1/2052[11]		2,775	2,606
Freddie Mac Pool #SD8256 4.00% 10/1/2052[11]		1,600	1,502
Freddie Mac Pool #QF1560 4.00% 10/1/2052[11]		572	537
Freddie Mac Pool #QF1637 4.00% 10/1/2052[11]		146	137
Freddie Mac Pool #SD8257 4.50% 10/1/2052[11]		32,640	31,448
Freddie Mac Pool #QF1254 4.50% 10/1/2052[11]		22,312	21,498
Freddie Mac Pool #QF1849 4.50% 10/1/2052[11]		14,816	14,276
Freddie Mac Pool #QF2845 4.50% 10/1/2052[11]		1,016	980
Freddie Mac Pool #QF1922 4.50% 10/1/2052[11]		582	562
Freddie Mac Pool #QF2181 5.00% 10/1/2052[11]		2,497	2,465
Freddie Mac Pool #QF1653 5.00% 10/1/2052[11]		500	494
Freddie Mac Pool #QF1432 5.00% 10/1/2052[11]		209	206
Freddie Mac Pool #QF3304 5.00% 10/1/2052[11]		74	73
Freddie Mac Pool #QF1908 5.00% 10/1/2052[11]		54	54
Freddie Mac Pool #SD8291 2.50% 11/1/2052[11]		781	662
Freddie Mac Pool #SD1896 4.00% 11/1/2052[11]		140,245	133,633
Freddie Mac Pool #SD1894 4.00% 11/1/2052[11]		49,553	47,319
Freddie Mac Pool #QF3364 4.00% 11/1/2052[11]		4,518	4,243
Freddie Mac Pool #QF3985 4.00% 11/1/2052[11]		429	403
Freddie Mac Pool #SD8265 4.00% 11/1/2052[11]		371	348
Freddie Mac Pool #QF2890 4.00% 11/1/2052[11]		145	136
Freddie Mac Pool #SD8266 4.50% 11/1/2052[11]		855	824
Freddie Mac Pool #QF2497 5.00% 11/1/2052[11]		874	863
Freddie Mac Pool #QF3572 5.00% 11/1/2052[11]		776	767
Freddie Mac Pool #QF2807 5.00% 11/1/2052[11]		559	552
Freddie Mac Pool #SD8267 5.00% 11/1/2052[11]		537	530
Freddie Mac Pool #SD8272 3.00% 12/1/2052[11]		32,912	28,929

The Bond Fund of America	47

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Freddie Mac Pool #QF4576 3.50% 12/1/2052[11]	USD	3,000	$2,729
Freddie Mac Pool #SD8274 4.00% 12/1/2052[11]		400	376
Freddie Mac Pool #SD8275 4.50% 12/1/2052[11]		14,245	13,725
Freddie Mac Pool #SD8276 5.00% 12/1/2052[11]		87,900	86,767
Freddie Mac Pool #QF4765 5.00% 12/1/2052[11]		1,773	1,750
Freddie Mac Pool #QF3978 5.00% 12/1/2052[11]		642	633
Freddie Mac Pool #SD8281 6.50% 12/1/2052[11]		193,869	198,874
Freddie Mac Pool #QF4830 6.50% 12/1/2052[11]		10,828	11,108
Freddie Mac Pool #QF4663 6.50% 12/1/2052[11]		5,999	6,154
Freddie Mac Pool #QF4764 6.50% 12/1/2052[11]		2,983	3,060
Freddie Mac Pool #QF4185 6.50% 12/1/2052[11]		1,384	1,419
Freddie Mac Pool #SD8303 2.50% 1/1/2053[11]		2,650	2,248
Freddie Mac Pool #SD8284 3.00% 1/1/2053[11]		177	155
Freddie Mac Pool #SD8285 3.50% 1/1/2053[11]		7,000	6,368
Freddie Mac Pool #SD8288 5.00% 1/1/2053[11]		154,602	152,609
Freddie Mac Pool #SD8289 5.50% 1/1/2053[11]		25,470	25,562
Freddie Mac Pool #SD8282 6.50% 1/1/2053[11]		217,264	222,873
Freddie Mac, Series 2122, Class QM, 6.25% 2/15/2029[11]		224	226
Freddie Mac, Series K749, Class AM, 2.12% 6/25/2029[11]		2,069	1,798
Freddie Mac, Series K127, Class A2, 2.108% 1/25/2031[11]		1,000	839
Freddie Mac, Series K136, Class A2, 2.127% 11/25/2031[11]		142	118
Freddie Mac, Series 3257, Class PA, 5.50% 12/15/2036[11]		2,395	2,441
Freddie Mac, Series 3286, Class JN, 5.50% 2/15/2037[11]		1,742	1,723
Freddie Mac, Series 3272, Class PA, 6.00% 2/15/2037[11]		8	8
Freddie Mac, Series 3318, Class JT, 5.50% 5/15/2037[11]		911	916
Freddie Mac, Series 4582, Class GA, 3.75% 3/15/2052[3,11]		358	357
Freddie Mac, Series K036, Class A2, Multi Family, 3.527% 10/25/2023[11]		2,000	1,978
Freddie Mac, Series K044, Class A2, Multi Family, 2.811% 1/25/2025[11]		19,390	18,659
Freddie Mac, Series K049, Class A2, Multi Family, 3.01% 7/25/2025[11]		774	743
Freddie Mac, Series K734, Class A2, Multi Family, 3.208% 2/25/2026[11]		5,065	4,864
Freddie Mac, Series K060, Class A2, Multi Family, 3.30% 10/25/2026[11]		400	383
Freddie Mac, Series K064, Class A2, Multi Family, 3.224% 3/25/2027[3,11]		1,000	952
Freddie Mac, Series K074, Class A2, Multi Family, 3.60% 1/25/2028[11]		955	920
Freddie Mac, Series K076, Class A2, Multi Family, 3.90% 4/25/2028[11]		3,965	3,867
Freddie Mac, Series K078, Class A2, Multi Family, 3.854% 6/25/2028[11]		4,000	3,888
Freddie Mac, Series K079, Class A2, Multi Family, 3.926% 6/25/2028[11]		172	168
Freddie Mac, Series K081, Class A2, Multi Family, 3.90% 8/25/2028[3,11]		1,700	1,652
Freddie Mac, Series K082, Class A2, Multi Family, 3.92% 9/25/2028[3,11]		1,680	1,633
Freddie Mac, Series K083, Class A2, Multi Family, 4.05% 9/25/2028[3,11]		3,000	2,934
Freddie Mac, Series K084, Class A2, Multi Family, 3.78% 10/25/2028[3,11]		6,045	5,810
Freddie Mac, Series K089, Class A2, Multi Family, 3.563% 1/25/2029[11]		5,249	5,017
Freddie Mac, Series K090, Class A2, Multi Family, 3.422% 2/25/2029[11]		5,000	4,717
Freddie Mac, Series K749, Class A2, Multi Family, 2.12% 6/25/2029[11]		2,113	1,850
Freddie Mac, Series K101, Class A2, Multi Family, 2.524% 10/25/2029[11]		62	55
Freddie Mac, Series K137, Class A2, Multi Family, 2.347% 11/25/2031[3,11]		306	258
Freddie Mac, Series K140, Class A2, Multi Family, 2.25% 1/25/2032[11]		417	348
Freddie Mac, Series K143, Class A2, Multi Family, 2.35% 6/25/2032[11]		7,984	6,703
Freddie Mac, Series K144, Class AM, Multi Family, 2.45% 7/25/2032[11]		5,000	4,201
Freddie Mac, Series K144, Class A2, Multi Family, 2.45% 7/25/2032[11]		3,551	3,004
Freddie Mac, Series K152, Class A2, Multi Family, 3.80% 10/25/2032[3,11]		2,010	1,900
Freddie Mac, Series K152, Class A2, Multi Family, 3.78% 11/25/2032[11]		21,945	20,757
Freddie Mac, Series K151, Class A2, Multi Family, 3.80% 12/25/2032[11]		6,865	6,489
Freddie Mac, Series K153, Class A2, Multi Family, 3.82% 1/25/2033[11]		13,000	12,239
Freddie Mac, Series K105, Class A2, Multi Family, 1.872% 3/25/2053[11]		23	19
Freddie Mac, Series 3147, Class OD, principal only, 0% 4/15/2036[11]		266	228
Freddie Mac, Series 3136, Class OP, principal only, 0% 4/15/2036[11]		258	220
Freddie Mac, Series 3156, Class PO, principal only, 0% 5/15/2036[11]		947	790
Freddie Mac, Series 3149, Class MO, principal only, 0% 5/15/2036[11]		134	114
Freddie Mac, Series 3149, Class AO, principal only, 0% 5/15/2036[11]		113	96
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-1, Class HA, 3.00% 1/25/2056[3,11]		25,117	23,504
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-1, Class MA, 3.00% 1/25/2056[11]		3,452	3,199
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-3, Class MT, 3.00% 7/25/2056[11]		5,662	4,985
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-3, Class HA, 3.25% 7/25/2056[3,11]		10,444	9,835

48	The Bond Fund of America

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-3, Class HT, 3.25% 7/25/2056[11]	USD	1,143	$1,030
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-2, Class MA, 3.00% 8/25/2056[11]		30,256	28,109
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-2, Class HA, 3.00% 8/25/2056[3,11]		29,308	27,403
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2018-1, Class HT, 3.00% 5/25/2057[11]		6,060	5,326
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-4, Class HT, 3.25% 6/25/2057[3,11]		8,832	8,061
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-4, Class MT, 3.50% 6/25/2057[11]		5,468	4,958
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-4, Class M45T, 4.50% 6/25/2057[11]		4,951	4,830
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2018-3, Class MA, 3.50% 8/25/2057[11]		49,788	47,267
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2018-2, Class MT, 3.50% 11/25/2057[11]		9,104	8,236
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-1, Class MT, 3.50% 7/25/2058[11]		3,090	2,794
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-1, Class MA, 3.50% 7/25/2058[11]		1,376	1,302
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-2, Class MA, 3.50% 8/25/2058[11]		22,601	21,326
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-2, Class MT, 3.50% 8/26/2058[11]		2,596	2,347
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-3, Class MT, 3.50% 10/25/2058[11]		1,607	1,454
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-3, Class MA, 3.50% 10/25/2058[11]		574	544
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-4, Class MA, 3.00% 2/25/2059[11]		98,207	91,066
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2018-1, Class A1, 3.50% 6/25/2028[11]		19,833	18,940
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2018-2, Class A1, 3.50% 11/25/2028[11]		14,994	14,315
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2019-2, Class A1C, 2.75% 9/25/2029[11]		52,165	48,022
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2019-3, Class A1C, 2.75% 11/25/2029[11]		27,274	25,063
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2022-1, Class A1, 3.50% 5/25/2032[11]		38,426	37,073
Government National Mortgage Assn. 2.00% 1/1/2053[11,12]		30,000	25,149
Government National Mortgage Assn. 3.00% 1/1/2053[11,12]		82,050	73,078
Government National Mortgage Assn. 3.50% 1/1/2053[11,12]		237,258	218,023
Government National Mortgage Assn. 4.00% 1/1/2053[11,12]		286,300	270,957
Government National Mortgage Assn. 4.50% 1/1/2053[11,12]		553,992	537,497
Government National Mortgage Assn. 5.00% 1/1/2053[11,12]		59,308	58,777
Government National Mortgage Assn. 5.50% 1/1/2053[11,12]		84,038	84,534
Government National Mortgage Assn. 5.00% 2/1/2053[11,12]		452,371	448,248
Government National Mortgage Assn. 5.50% 2/1/2053[11,12]		423,473	425,642
Government National Mortgage Assn. Pool #MA0908 2.50% 4/20/2028[11]		568	544
Government National Mortgage Assn. Pool #AB3820 5.00% 12/20/2035[11]		188	187
Government National Mortgage Assn. Pool #AB3587 6.50% 12/20/2038[11]		33	33
Government National Mortgage Assn. Pool #AB3819 5.00% 12/20/2039[11]		279	277
Government National Mortgage Assn. Pool #004636 4.50% 2/20/2040[11]		852	851
Government National Mortgage Assn. Pool #783689 5.50% 2/20/2040[11]		1,527	1,621
Government National Mortgage Assn. Pool #AB3818 4.50% 6/20/2041[11]		69	67
Government National Mortgage Assn. Pool #783688 5.00% 6/20/2041[11]		1,281	1,315
Government National Mortgage Assn. Pool #AC2886 4.50% 8/20/2041[11]		612	602
Government National Mortgage Assn. Pool #AB3664 4.50% 8/20/2041[11]		121	118
Government National Mortgage Assn. Pool #783687 4.50% 12/20/2041[11]		3,952	3,897
Government National Mortgage Assn. Pool #754353 3.50% 4/20/2042[11]		306	281
Government National Mortgage Assn. Pool #AD7620 3.50% 3/20/2043[11]		993	913
Government National Mortgage Assn. Pool #MA2893 4.00% 6/20/2045[11]		87	83
Government National Mortgage Assn. Pool #BC1530 3.00% 8/20/2047[11]		4,477	4,013
Government National Mortgage Assn. Pool #BC1565 3.00% 8/20/2047[11]		1,332	1,194

The Bond Fund of America	49

Bonds, notes & other debt instruments (continued)	Principal amount (000)			Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Government National Mortgage Assn. Pool #MA5019 3.50% 2/20/2048[11]	USD	252		$235
Government National Mortgage Assn. Pool #MA5263 3.50% 6/20/2048[11]		2,025		1,889
Government National Mortgage Assn. Pool #MA5332 5.00% 7/20/2048[11]		40		40
Government National Mortgage Assn. Pool #MA5527 3.50% 10/20/2048[11]		1,574		1,468
Government National Mortgage Assn. Pool #MA5594 3.50% 11/20/2048[11]		2,507		2,333
Government National Mortgage Assn. Pool #MA5652 4.50% 12/20/2048[11]		2,231		2,168
Government National Mortgage Assn. Pool #MA5754 4.50% 2/20/2049[11]		33		32
Government National Mortgage Assn. Pool #MA5755 5.00% 2/20/2049[11]		214		210
Government National Mortgage Assn. Pool #MA5817 4.00% 3/20/2049[11]		11,200		10,716
Government National Mortgage Assn. Pool #MA5818 4.50% 3/20/2049[11]		1,991		1,956
Government National Mortgage Assn. Pool #MA6041 4.50% 7/20/2049[11]		320		314
Government National Mortgage Assn. Pool #MA6042 5.00% 7/20/2049[11]		80		80
Government National Mortgage Assn. Pool #MA6156 4.50% 9/20/2049[11]		1,962		1,922
Government National Mortgage Assn. Pool #MA6600 3.50% 4/20/2050[11]		78,625		73,009
Government National Mortgage Assn. Pool #MA6602 4.50% 4/20/2050[11]		483		474
Government National Mortgage Assn. Pool #MA7259 4.50% 3/20/2051[11]		22,257		21,901
Government National Mortgage Assn. Pool #MA8267 4.00% 9/20/2052[11]		13,473		12,762
Government National Mortgage Assn. Pool #MA8268 4.50% 9/20/2052[11]		82,000		79,636
Government National Mortgage Assn. Pool #MA8346 4.00% 10/20/2052[11]		67,845		64,268
Government National Mortgage Assn. Pool #MA8347 4.50% 10/20/2052[11]		6,666		6,474
Government National Mortgage Assn. Pool #MA8426 4.00% 11/20/2052[11]		148,512		140,683
Government National Mortgage Assn. Pool #MA8427 4.50% 11/20/2052[11]		163,899		159,174
Government National Mortgage Assn. Pool #MA8488 4.00% 12/20/2052[11]		6,000		5,683
Government National Mortgage Assn. Pool #MA8489 4.50% 12/20/2052[11]		20,272		19,686
Government National Mortgage Assn. Pool #694836 5.682% 9/20/2059[11]		1		1
Government National Mortgage Assn. Pool #721648 5.05% 4/20/2061[11]		3		3
Government National Mortgage Assn. Pool #725876 4.858% 9/20/2061[11]		—	[6]	—	[6]
Government National Mortgage Assn. Pool #710085 5.035% 9/20/2061[11]		3		3
Government National Mortgage Assn. Pool #725879 4.885% 10/20/2061[11]		1		1
Government National Mortgage Assn. Pool #AC1008 4.353% 10/20/2063[11]		1		1
Government National Mortgage Assn. Pool #776095 4.855% 2/20/2064[11]		1		—	[6]
Government National Mortgage Assn. Pool #AA7554 6.64% 7/20/2064[11]		9		9
Government National Mortgage Assn. Pool #725893 5.20% 9/20/2064[11]		—	[6]	—	[6]
Government National Mortgage Assn. Pool #AG8238 4.863% 12/20/2064[11]		2		2
Government National Mortgage Assn. Pool #AE9612 4.853% 1/20/2065[11]		2		2
Uniform Mortgage-Backed Security 1.50% 1/1/2038[11,12]		840		727
Uniform Mortgage-Backed Security 2.50% 1/1/2038[11,12]		48,000		43,929
Uniform Mortgage-Backed Security 4.00% 1/1/2038[11,12]		19,000		18,524
Uniform Mortgage-Backed Security 2.50% 12/1/2052[11,12]		1,000		847
Uniform Mortgage-Backed Security 2.00% 1/1/2053[11,12]		1,197,975		975,066
Uniform Mortgage-Backed Security 2.50% 1/1/2053[11,12]		314,936		266,746
Uniform Mortgage-Backed Security 3.00% 1/1/2053[11,12]		82,505		72,426
Uniform Mortgage-Backed Security 4.00% 1/1/2053[11,12]		992		930
Uniform Mortgage-Backed Security 4.50% 1/1/2053[11,12]		193,691		186,441
Uniform Mortgage-Backed Security 5.00% 1/1/2053[11,12]		92,924		91,580
Uniform Mortgage-Backed Security 5.50% 1/1/2053[11,12]		714,386		716,371
Uniform Mortgage-Backed Security 6.00% 1/1/2053[11,12]		284,019		288,299
Uniform Mortgage-Backed Security 6.50% 1/1/2053[11,12]		1,636,934		1,676,690
Uniform Mortgage-Backed Security 3.00% 2/1/2053[11,12]		395,495		347,490
Uniform Mortgage-Backed Security 3.50% 2/1/2053[11,12]		79,757		72,516
Uniform Mortgage-Backed Security 4.00% 2/1/2053[11,12]		494,618		464,054
Uniform Mortgage-Backed Security 4.50% 2/1/2053[11,12]		103,330		99,474
Uniform Mortgage-Backed Security 5.00% 2/1/2053[11,12]		264,470		260,603
Uniform Mortgage-Backed Security 5.50% 2/1/2053[11,12]		577,400		578,711
Uniform Mortgage-Backed Security 6.00% 2/1/2053[11,12]		563,683		571,693
				16,545,534

Commercial mortgage-backed securities 1.74%
3650R Commercial Mortgage Trust, Series 2022-PF2, Class A5, 5.289% 11/15/2055[3,11]		2,275		2,283
Arbor Multi Family Mortgage Securities Trust, Series 2020-MF1, Class A5, 2.756% 5/15/2053[2,11]		1,000		853
Banc of America Commercial Mortgage, Inc., Series 2015-UBS7, Class A4, 3.705% 9/15/2048[11]		2,750		2,612
Banc of America Commercial Mortgage, Inc., Series 2017-BNK3, Class A4, 3.574% 2/15/2050[11]		115		108
Bank Commercial Mortgage Trust, Series 2022-BNK44, Class A5, 5.746% 10/15/2032[3,11]		5,500		5,742

50	The Bond Fund of America

Bonds, notes & other debt instruments (continued)	Principal amount (000)			Value (000)
Mortgage-backed obligations (continued)
Commercial mortgage-backed securities (continued)
Bank Commercial Mortgage Trust, Series 2019-BN16, Class A4, 4.005% 2/15/2052[11]	USD	3,920		$3,677
Bank Commercial Mortgage Trust, Series 2019-BN17, Class A4, 3.714% 4/15/2052[11]		255		235
Bank Commercial Mortgage Trust, Series 2021-BN31, Class A4, 2.036% 2/15/2054[11]		235		187
Bank Commercial Mortgage Trust, Series 2017-BNK9, Class A4, 3.538% 11/15/2054[11]		135		125
Bank Commercial Mortgage Trust, Series 2022-BNK43, Class A5, 4.399% 8/15/2055[11]		28,219		26,821
Bank Commercial Mortgage Trust, Series 2017-BNK7, Class A5, 3.435% 9/15/2060[11]		3,750		3,467
Bank Commercial Mortgage Trust, Series 2018-BN10, Class A5, 3.688% 2/15/2061[11]		2,510		2,341
Bank Commercial Mortgage Trust, Series 2018-BN10, Class A4, 3.428% 2/17/2061[11]		322		298
Bank Commercial Mortgage Trust, Series 2019-BN12, Class A3, 3.99% 5/15/2061[11]		500		472
Bank Commercial Mortgage Trust, Series 2018-BN12, Class A4, 4.255% 5/15/2061[3,11]		11,116		10,622
Bank Commercial Mortgage Trust, Series 2019-BN19, Class A3, 3.183% 8/15/2061[11]		2,546		2,252
Bank Commercial Mortgage Trust, Series 2018-BN13, Class A5, 4.217% 8/15/2061[3,11]		250		238
Bank Commercial Mortgage Trust, Series 2018-BN15, Class A3, 4.138% 11/15/2061[11]		500		475
Bank Commercial Mortgage Trust, Series 2020-BN28, Class A4, 1.844% 3/15/2063[11]		1,766		1,401
Bank Commercial Mortgage Trust, Series 2020-BN26, Class A4, 2.403% 3/15/2063[11]		1,654		1,385
Bank Commercial Mortgage Trust, Series 2022-BNK40, Class A4, 3.394% 3/15/2064[3,11]		3,215		2,832
Bank of America Merrill Lynch Large Loan, Inc., Series 2015-200P, Class A, 3.218% 4/14/2033[2,11]		3,800		3,524
Benchmark Mortgage Trust, Series 2018-B2, Class A4, 3.615% 2/15/2051[11]		3,475		3,220
Benchmark Mortgage Trust, Series 2018-B3, Class A5, 4.025% 4/10/2051[11]		5,890		5,602
Benchmark Mortgage Trust, Series 2018-B4, Class A5, 4.121% 7/15/2051[3,11]		90		86
Benchmark Mortgage Trust, Series 2018-B8, Class A5, 4.232% 1/15/2052[11]		6,351		6,066
Benchmark Mortgage Trust, Series 2020-B17, Class A5, 2.289% 3/15/2053[11]		944		787
Benchmark Mortgage Trust, Series 2018-B7, Class A3, 4.241% 5/15/2053[11]		1,000		946
Benchmark Mortgage Trust, Series 2018-B7, Class A4, 4.51% 5/15/2053[3,11]		6,954		6,740
Benchmark Mortgage Trust, Series 2021-B24, Class A4, 2.264% 3/15/2054[11]		900		744
Benchmark Mortgage Trust, Series 2022-B32, Class A5, 3.002% 1/15/2055[11]		4,000		3,389
Benchmark Mortgage Trust, Series 2022-B33, Class A5, 3.458% 3/15/2055[11]		3,000		2,660
Benchmark Mortgage Trust, Series 2022-B35, Class A5, 4.445% 5/15/2055[3,11]		7,928		7,593
Benchmark Mortgage Trust, Series 2022-B36, Class A5, 4.47% 7/15/2055[3,11]		31,283		29,832
Benchmark Mortgage Trust, Series 2022-B37, Class A5, 5.943% 11/15/2055[3,11]		2,522		2,668
Benchmark Mortgage Trust, Series 2019-B13, Class A4, 2.952% 8/15/2057[11]		730		642
Benchmark Mortgage Trust, Series 2019-B10, Class A3, 3.455% 3/15/2062[11]		500		453
Benchmark Mortgage Trust, Series 2019-B14, Class AS, 3.049% 12/15/2062[11]		5,000		4,414
BOCA Commercial Mortgage Trust, Series 2022-BOCA, Class A, (1-month USD CME Term SOFR + 1.77%) 6.105% 5/15/2039[2,3,11]		55,267		54,268
BPR Trust, Series 2022-OANA, Class A, (1-month USD CME Term SOFR + 1.898%) 6.234% 4/15/2037[2,3,11]		20,378		19,935
BX Trust, Series 2022-CSMO, Class A, (1-month USD CME Term SOFR + 2.115%) 6.45% 6/15/2027[2,3,11]		54,030		53,741
BX Trust, Series 2021-SDMF, Class A, (1-month USD-LIBOR + 0.589%) 4.907% 9/15/2034[2,3,11]		1,954		1,874
BX Trust, Series 2021-VOLT, Class A, (1-month USD-LIBOR + 0.70%) 5.018% 9/15/2036[2,3,11]		107,652		103,853
BX Trust, Series 2021-ARIA, Class A, (1-month USD-LIBOR + 0.899%) 5.217% 10/15/2036[2,3,11]		27,873		26,562
BX Trust, Series 2021-RISE, Class A, (1-month USD-LIBOR + 0.74%) 5.065% 11/15/2036[2,3,11]		74,996		72,081
BX Trust, Series 2022-IND, Class A, (1-month USD CME Term SOFR + 1.491%) 5.827% 4/15/2037[2,3,11]		34,992		34,312
BX Trust, Series 2021-SOAR, Class A, (1-month USD-LIBOR + 0.67%) 4.988% 6/15/2038[2,3,11]		42,880		41,360
BX Trust, Series 2021-SOAR, Class B, (1-month USD-LIBOR + 0.87%) 5.188% 6/15/2038[2,3,11]		—	[6]	—	[6]
BX Trust, Series 2021-ACNT, Class A, (1-month USD-LIBOR + 0.85%) 5.168% 11/15/2038[2,3,11]		56,843		54,775
BX Trust, Series 2022-PSB, Class A, (1-month USD CME Term SOFR + 2.451%) 6.787% 8/15/2039[2,3,11]		9,656		9,649
BX Trust, Series 2022-GPA, Class A, (1-month USD CME Term SOFR + 2.165%) 6.501% 10/15/2039[2,3,11]		21,702		21,615
BXP Trust, Series 2017-GM, Class A, 3.379% 6/13/2039[2,11]		4,500		4,013
CD Commercial Mortgage Trust, Series 2017-CD6, Class A5, 3.456% 11/13/2050[11]		5,576		5,154
Citigroup Commercial Mortgage Trust, Series 2014-GC21, Class B, 4.328% 5/10/2047[3,11]		1,800		1,686
Citigroup Commercial Mortgage Trust, Series 2015-GC27, Class A4, 2.878% 2/10/2048[11]		846		807

The Bond Fund of America	51

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Mortgage-backed obligations (continued)
Commercial mortgage-backed securities (continued)
Citigroup Commercial Mortgage Trust, Series 2016-GC36, Class A5, 3.616% 2/10/2049[11]	USD	1,525	$1,435
Citigroup Commercial Mortgage Trust, Series 2016-GC37, Class A4, 3.314% 4/10/2049[11]		2,740	2,560
Citigroup Commercial Mortgage Trust, Series 2016-C1, Class AS, 3.514% 5/10/2049[11]		500	459
Citigroup Commercial Mortgage Trust, Series 2017-B1, Class A3, 3.197% 8/15/2050[11]		6,161	5,589
Citigroup Commercial Mortgage Trust, Series 2017-C4, Class A4, 3.471% 10/12/2050[11]		2,930	2,708
Citigroup Commercial Mortgage Trust, Series 2019-GC41, Class AA, 2.62% 8/10/2056[11]		200	170
Citigroup Commercial Mortgage Trust, Series 2015-GC33, Class A3, 3.515% 9/10/2058[11]		4,659	4,435
Commercial Mortgage Trust, Series 2012-CR3, Class AM, 3.416% 10/15/2045[2,11]		367	331
Commercial Mortgage Trust, Series 2013-CR6, Class B, 3.397% 3/10/2046[2,11]		2,000	1,989
Commercial Mortgage Trust, Series 2013-CR7, Class C, 4.041% 3/10/2046[2,3,11]		2,743	2,678
Commercial Mortgage Trust, Series 2014-CR15, Class A4, 4.074% 2/10/2047[3,11]		3,000	2,945
Commercial Mortgage Trust, Series 2014-CR16, Class A3, 3.775% 4/10/2047[11]		1,921	1,877
Commercial Mortgage Trust, Series 2014-LC15, Class AM, 4.198% 4/10/2047[11]		850	823
Commercial Mortgage Trust, Series 2014-CR16, Class AM, 4.278% 4/10/2047[11]		1,070	1,033
Commercial Mortgage Trust, Series 2014-UBS4, Class A5, 3.694% 8/10/2047[11]		910	880
Commercial Mortgage Trust, Series 2014-CR19, Class AM, 4.08% 8/10/2047[11]		750	719
Commercial Mortgage Trust, Series 2014-LC17, Class A5, 3.917% 10/10/2047[11]		886	859
Commercial Mortgage Trust, Series 2014-LC17, Class B, 4.49% 10/10/2047[3,11]		2,200	2,085
Commercial Mortgage Trust, Series 2016-COR1, Class A4, 3.091% 10/10/2049[11]		4,000	3,674
Commercial Mortgage Trust, Series 2015-PC1, Class A4, 3.62% 7/10/2050[11]		1,274	1,230
Commercial Mortgage Trust, Series 2013-CR11, Class B, 5.11% 8/10/2050[3,11]		500	488
Commercial Mortgage Trust, Series 2017-COR2, Class A2, 3.239% 9/10/2050[11]		825	756
Commercial Mortgage Trust, Series 2017-COR2, Class A3, 3.51% 9/10/2050[11]		2,261	2,080
CSAIL Commercial Mortgage Trust, Series 2015-C4, Class AS, 4.174% 11/15/2048[3,11]		999	938
CSAIL Commercial Mortgage Trust, Series 2015-C1, Class B, 4.044% 4/15/2050[3,11]		600	546
CSAIL Commercial Mortgage Trust, Series 2017-CX9, Class A4, 3.176% 9/15/2050[11]		2,375	2,189
CSAIL Commercial Mortgage Trust, Series 2019-C17, Class A5, 3.016% 9/15/2052[11]		2,000	1,731
CSAIL Commercial Mortgage Trust, Series 2015-C2, Class A3, 3.231% 6/15/2057[11]		2,354	2,238
Deutsche Bank Commercial Mortgage Trust, Series 2016-C1, Class AM, 3.539% 5/10/2049[11]		500	456
Extended Stay America Trust, Series 2021-ESH, Class A, (1-month USD-LIBOR + 1.08%) 5.398% 7/15/2038[2,3,11]		14,283	13,892
Extended Stay America Trust, Series 2021-ESH, Class B, (1-month USD-LIBOR + 1.38%) 5.698% 7/15/2038[2,3,11]		3,553	3,422
Extended Stay America Trust, Series 2021-ESH, Class C, (1-month USD-LIBOR + 1.70%) 6.018% 7/15/2038[2,3,11]		3,516	3,383
Extended Stay America Trust, Series 2021-ESH, Class D, (1-month USD-LIBOR + 2.25%) 6.568% 7/15/2038[2,3,11]		3,684	3,537
Fontainebleau Miami Beach Trust, CMO, Series 2019-FBLU, Class A, 3.144% 12/10/2036[2,11]		6,696	6,258
FREMF Mortgage Trust, Series K-142, Class A2, 2.40% 3/25/2032[11]		7,924	6,685
Grace Mortgage Trust, Series 2020-GRCE, Class A, 2.347% 12/10/2040[2,11]		7,590	5,837
Great Wolf Trust, Series 2019-WOLF, Class A, (1-month USD-LIBOR + 1.034%) 5.352% 12/15/2036[2,3,11]		42,526	41,346
GS Mortgage Securities Trust, Series 2022-SHIP, Class A, (1-month USD CME Term SOFR + 0.731%) 5.067% 8/15/2024[2,3,11]		4,884	4,819
GS Mortgage Securities Trust, Series 2022-SHIP, Class B, (1-month USD CME Term SOFR + 1.424%) 5.76% 8/15/2024[2,3,11]		1,318	1,292
GS Mortgage Securities Trust, Series 2022-SHIP, Class D, (1-month USD CME Term SOFR + 1.607%) 5.943% 8/15/2024[2,3,11]		3,048	2,952
GS Mortgage Securities Trust, Series 2022-SHIP, Class C, (1-month USD CME Term SOFR + 1.919%) 6.255% 8/15/2024[2,3,11]		908	891
GS Mortgage Securities Trust, Series 2018-HULA, Class A, 5.238% 7/15/2025[2,3,11]		915	892
GS Mortgage Securities Trust, Series 2013-GC10, Class B, 3.682% 2/10/2046[2,11]		1,815	1,812
GS Mortgage Securities Trust, Series 2013-GC12, Class A4, 3.135% 6/10/2046[11]		1,250	1,239
GS Mortgage Securities Trust, Series 2013-GC12, Class B, 3.777% 6/10/2046[3,11]		1,500	1,478
GS Mortgage Securities Trust, Series 2014-GC24, Class A5, 3.931% 9/10/2047[11]		2,500	2,416
GS Mortgage Securities Trust, Series 2020-GS1, Class A2, 3.47% 11/10/2048[11]		3,000	2,843
GS Mortgage Securities Trust, Series 2016-GS4, Class A3, 3.178% 11/10/2049[11]		2,372	2,189
GS Mortgage Securities Trust, Series 2016-GS4, Class A4, 3.442% 11/10/2049[3,11]		2,654	2,471
GS Mortgage Securities Trust, Series 2017-GS7, Class A3, 3.167% 8/10/2050[11]		855	782
GS Mortgage Securities Trust, Series 2017-GS7, Class A4, 3.43% 8/10/2050[11]		1,000	923
GS Mortgage Securities Trust, Series 2019-GC38, Class A4, 3.968% 2/10/2052[11]		255	238

52	The Bond Fund of America

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Mortgage-backed obligations (continued)
Commercial mortgage-backed securities (continued)
GS Mortgage Securities Trust, Series 2020-GC45, Class A5, 2.911% 2/13/2053[11]	USD	174	$150
GS Mortgage Securities Trust, Series 2020-GC47, Class A5, 2.377% 5/12/2053[11]		7,483	6,191
Hawaii Hotel Trust, Series 2019-MAUI, Class A, (1-month USD-LIBOR + 1.15%) 5.468% 5/17/2038[2,3,11]		2,000	1,946
ILPT Commercial Mortgage Trust, Series 2022-LPF2, Class A, (1-month USD CME Term SOFR + 2.245%) 6.581% 10/15/2039[2,3,11]		23,009	23,054
JPMBB Commercial Mortgage Securities Trust, Series 2014-C18, Class A5, 4.079% 2/15/2047[11]		8,195	8,010
JPMBB Commercial Mortgage Securities Trust, Series 2014-C19, Class A4, 3.997% 4/15/2047[11]		2,450	2,394
JPMBB Commercial Mortgage Securities Trust, Series 2014-C19, Class B, 4.394% 4/15/2047[3,11]		600	572
JPMBB Commercial Mortgage Securities Trust, Series 2014-C23, Class B, 4.482% 9/15/2047[3,11]		100	93
JPMBB Commercial Mortgage Securities Trust, Series 2014-C26, Class B, 3.951% 1/15/2048[11]		2,333	2,142
JPMDB Commercial Mortgage Securities Trust, Series 2017-C5, Class A5, 3.694% 3/15/2050[11]		1,600	1,497
JPMDB Commercial Mortgage Securities Trust, Series 2017-C7, Class A5, 3.409% 10/15/2050[11]		1,683	1,548
JPMDB Commercial Mortgage Securities Trust, Series 2019-COR6, Class A4, 3.057% 11/13/2052[11]		975	841
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2022-OPO, Class A, 3.024% 1/5/2039[2,11]		47,523	40,711
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2021-410T, Class A, 2.287% 3/5/2042[2,11]		1,920	1,571
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2013-C16, Class A4, 4.166% 12/15/2046[11]		1,020	1,006
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2013-C10, Class AS, 3.372% 12/15/2047[11]		500	499
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2013-C10, Class B, 3.674% 12/15/2047[3,11]		2,600	2,531
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2013-C10, Class C, 4.181% 12/15/2047[3,11]		750	697
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2016-JP4, Class A4, 3.648% 12/15/2049[3,11]		5,095	4,759
La Quinta Mortgage Trust, Series 2022-LAQ, Class A, (1-month USD CME Term SOFR + 1.724%) 6.059% 3/15/2039[2,3,11]		5,389	5,282
LUXE Commercial Mortgage Trust, Series 2021-TRIP, Class A, (1-month USD-LIBOR + 1.05%) 5.368% 10/15/2038[2,3,11]		8,807	8,437
Manhattan West Mortgage Trust, Series 2020-1MW, Class A, 2.13% 9/10/2039[2,11]		1,126	963
MHC Commercial Mortgage Trust, CMO, Series 2021-MHC, Class A, (1-month USD-LIBOR + 0.801%) 5.119% 4/15/2026[2,3,11]		21,390	20,776
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C9, Class A4, 3.102% 5/15/2046[11]		2,175	2,159
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C9, Class B, 3.708% 5/15/2046[3,11]		1,511	1,434
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C11, Class A4, 4.198% 8/15/2046[3,11]		4,035	3,977
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C13, Class A-4, 4.039% 11/15/2046[11]		1,934	1,897
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C22, Class A4, 4.051% 4/15/2047[11]		250	245
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2014-C16, Class A4, 3.60% 6/15/2047[11]		649	632
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2014-C17, Class A5, 3.741% 8/15/2047[11]		24,171	23,421
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C27, Class A4, 3.753% 12/15/2047[11]		525	499
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C22, Class A-4, 3.306% 4/15/2048[11]		1,870	1,773
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C25, Class A-4, 3.372% 10/15/2048[11]		1,300	1,232
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2016-C30, Class A4, 2.60% 9/15/2049[11]		246	222
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2016-C31, Class A-S, 3.102% 11/15/2049[11]		3,000	2,754

The Bond Fund of America	53

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Mortgage-backed obligations (continued)
Commercial mortgage-backed securities (continued)
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2016-C32, Class A-4, 3.72% 12/15/2049[11]	USD	5,280	$4,948
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C23, Class A3, 3.451% 7/15/2050[11]		559	533
Morgan Stanley Capital I Trust, Series 2015-UBS8, Class AS, 4.114% 12/15/2048[11]		1,730	1,587
One Market Plaza Trust, Series 2017-1MKT, Class A, 3.614% 2/10/2032[2,11]		1,220	1,174
One Market Plaza Trust, Series 2017-1MKT, Class C, 4.016% 2/10/2032[2,11]		1,000	942
SLG Office Trust, Series 2021-OVA, Class A, 2.585% 7/15/2041[2,11]		24,742	19,799
SREIT Trust, Series 2021-FLWR, Class A, (1-month USD-LIBOR + 0.577%) 4.894% 7/15/2036[2,3,11]		49,039	47,139
SREIT Trust, Series 2021-MFP, Class A, (1-month USD-LIBOR + 0.731%) 5.049% 11/15/2038[2,3,11]		51,446	49,557
StorageMart Commercial Mortgage Trust, Series 2022-MINI, Class A, (1-month USD CME Term SOFR + 1.00%) 5.336% 1/15/2039[2,3,11]		50,285	48,606
Wells Fargo Commercial Mortgage Trust, Series 2014-LC18, Class A5, 3.405% 12/15/2047[11]		290	277
Wells Fargo Commercial Mortgage Trust, Series 2015-C28, Class A4, 3.54% 5/15/2048[11]		4,380	4,174
Wells Fargo Commercial Mortgage Trust, Series 2015-SG1, Class A-4, 3.789% 9/15/2048[11]		6,906	6,597
Wells Fargo Commercial Mortgage Trust, Series 2015-C31, Class A4, 3.695% 11/15/2048[11]		1,400	1,331
Wells Fargo Commercial Mortgage Trust, Series 2015-P2, Class A4, 3.809% 12/15/2048[11]		1,137	1,082
Wells Fargo Commercial Mortgage Trust, Series 2016-C34, Class A4, 3.096% 6/15/2049[11]		6,190	5,742
Wells Fargo Commercial Mortgage Trust, Series 2016-C34, Class AS, 3.484% 6/15/2049[11]		380	346
Wells Fargo Commercial Mortgage Trust, Series 2016-C37, Class A5, 3.794% 12/15/2049[11]		6,370	6,010
Wells Fargo Commercial Mortgage Trust, Series 2014-LC16, Class A5, 3.817% 8/15/2050[11]		2,302	2,236
Wells Fargo Commercial Mortgage Trust, Series 2017-C40, Class A4, 3.581% 10/15/2050[11]		1,154	1,070
Wells Fargo Commercial Mortgage Trust, Series 2018-C46, Class A3, 3.888% 8/15/2051[11]		6,500	6,155
Wells Fargo Commercial Mortgage Trust, Series 2019-C54, Class A4, 3.146% 12/15/2052[11]		3,898	3,414
Wells Fargo Commercial Mortgage Trust, Series 2015-NXS3, Class D, 3.153% 9/15/2057[2,11]		1,667	1,358
Wells Fargo Commercial Mortgage Trust, Series 2015-LC22, Class C, 4.55% 9/15/2058[3,11]		1,000	900
Wells Fargo Commercial Mortgage Trust, Series 2016-C33, Class A4, 3.426% 3/15/2059[11]		1,320	1,239
Wells Fargo Commercial Mortgage Trust, Series 2016-C36, Class A4, 3.065% 11/15/2059[11]		3,853	3,510
Wells Fargo Commercial Mortgage Trust, Series 2017-RC1, Class A4, 3.631% 1/15/2060[11]		510	477
WF-RBS Commercial Mortgage Trust, Series 2013-C11, Class AS, 3.311% 3/15/2045[11]		133	132
WF-RBS Commercial Mortgage Trust, Series 2013-C13, Class B, 3.553% 5/15/2045[11]		500	491
WF-RBS Commercial Mortgage Trust, Series 2013-C16, Class B, 4.983% 9/15/2046[3,11]		1,450	1,386
WF-RBS Commercial Mortgage Trust, Series 2014-C19, Class B, 4.723% 3/15/2047[3,11]		2,000	1,914
WF-RBS Commercial Mortgage Trust, Series 2013-C12, Class B, 3.863% 3/15/2048[3,11]		2,000	1,984
WF-RBS Commercial Mortgage Trust, Series 2014-C22, Class A4, 3.488% 9/15/2057[11]		4,279	4,128
WMRK Commercial Mortgage Trust, Series 2022-WMRK, Class A, (1-month USD CME Term SOFR + 2.789%) 7.125% 11/15/2027[2,3,11]		15,228	15,215
			1,236,343

Collateralized mortgage-backed obligations (privately originated) 1.13%
Arroyo Mortgage Trust, Series 2021-1R, Class A1, 1.175% 10/25/2048[2,3,11]		14,163	11,192
Arroyo Mortgage Trust, Series 2020-1, Class A1A, 1.662% 3/25/2055[2,11]		457	417
Arroyo Mortgage Trust, Series 2022-1, Class A1A, 2.495% 12/25/2056 (3.495% on 2/25/2026)[1,2,11]		45,003	41,413
Bellemeade Re, Ltd., Series 2019-3A, Class M1B, (1-month USD-LIBOR + 1.60%) 5.989% 7/25/2029[2,3,11]		745	744
BRAVO Residential Funding Trust, Series 2020-RPL2, Class A1, 2.00% 5/25/2059[2,3,11]		2,564	2,306
BRAVO Residential Funding Trust, Series 2020-RPL1, Class A1, 2.50% 5/26/2059[2,3,11]		1,640	1,555

54	The Bond Fund of America

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Mortgage-backed obligations (continued)
Collateralized mortgage-backed obligations (privately originated) (continued)
BRAVO Residential Funding Trust, Series 2022-RPL1, Class A1, 2.75% 9/25/2061[2,11]	USD	17,438	$15,122
BRAVO Residential Funding Trust, Series 2022-NQM2, Class A1, 4.272% 11/25/2061 (5.272% on 5/25/2026)[1,2,11]		2,156	2,054
BRAVO Residential Funding Trust, Series 2022-NQM3, Class A1, 5.108% 7/25/2062 (6.108% on 9/1/2026)[1,2,11]		3,472	3,412
BRAVO Residential Funding Trust, Series 2022-R1, Class A, 3.125% 1/29/2070 (6.125% on 1/29/2025)[1,2,11]		3,127	2,785
Cascade Funding Mortgage Trust, Series 2020-HB4, Class A, 0.946% 12/26/2030[2,3,11]		7,258	7,057
Cascade Funding Mortgage Trust, Series 2021-HB7, Class A, 1.151% 10/27/2031[2,3,11]		17,433	16,432
Cascade Funding Mortgage Trust, Series 2021-HB6, Class A, 0.898% 6/25/2036[2,3,11]		11,251	10,695
CFCRE Commercial Mortgage Trust, Series 2016-C7, Class A2, 3.585% 12/10/2054[11]		1,822	1,686
CIM Trust, Series 2018-R3, Class A1, 5.00% 12/25/2057[2,3,11]		4,114	4,039
CIM Trust, Series 2022-R2, Class A1, 3.75% 12/25/2061[2,3,11]		38,877	36,738
Citigroup Mortgage Loan Trust, Series 2020-EXP1, Class A1A, 1.804% 5/25/2060[2,3,11]		572	522
Citigroup Mortgage Loan Trust, Series 2018-RP1, Class M1, 3.00% 9/25/2064[2,3,11]		3,731	3,332
Citigroup Mortgage Loan Trust, Inc., Sries 2021-J1, Class A4A, 2.50% 4/25/2051[2,3,11]		1,866	1,434
COLT Mortgage Loan Trust, Series 2021-5, Class A1, 1.726% 11/26/2066[2,3,11]		6,439	5,453
Connecticut Avenue Securities Trust, Series 2014-C04, Class 1M2, (1-month USD-LIBOR + 4.90%) 9.289% 11/25/2024[3,11]		1,636	1,679
Connecticut Avenue Securities Trust, Series 2021-R01, Class 1M1, (30-day Average USD-SOFR + 0.75%) 4.678% 10/25/2041[2,3,11]		483	479
Connecticut Avenue Securities Trust, Series 2021-R03, Class 1M1, (30-day Average USD-SOFR + 0.85%) 4.778% 12/25/2041[2,3,11]		1,020	1,000
Connecticut Avenue Securities Trust, Series 2022-R06, Class 1M1, (30-day Average USD-SOFR + 2.75%) 6.678% 5/25/2042[2,3,11]		978	991
Credit Suisse Mortgage Trust, Series 2020-NET, Class A, 2.257% 8/15/2037[2,11]		6,616	5,919
Credit Suisse Mortgage Trust, Series 2019-RPL1, Class A1A, 3.65% 7/25/2058[2,3,11]		760	726
Credit Suisse Mortgage Trust, Series 2017-RPL3, Class A1, 2.00% 1/25/2060[2,3,11]		5,102	4,383
Credit Suisse Mortgage Trust, Series 2022-ATH3, Class A1, 4.991% 8/25/2067[2,3,11]		781	761
CS First Boston Mortgage Securities Corp., Series 2002-30, Class IA1, 7.50% 11/25/2032[11]		140	138
CS First Boston Mortgage Securities Corp., Series 2002-34, Class IA1, 7.50% 12/25/2032[11]		61	62
CS First Boston Mortgage Securities Corp., Series 2003-21, Class VA1, 6.50% 7/25/2033[11]		714	673
CS First Boston Mortgage Securities Corp., Series 2003-29, Class VA1, 7.00% 12/25/2033[11]		172	168
Finance of America Structured Securities Trust, Series 2019-JR1, Class A, 2.00% 3/25/2069[2,11]		11,481	12,291
Finance of America Structured Securities Trust, Series 2019-JR2, Class A1, 2.00% 6/25/2069[2,11]		12,499	12,850
Flagstar Mortgage Trust, Series 2021-5INV, Class A2, 2.50% 7/25/2051[2,3,11]		14,317	11,561
Flagstar Mortgage Trust, Series 2021-6INV, Class A4, 2.50% 8/25/2051[2,3,11]		13,379	10,787
Flagstar Mortgage Trust, Series 2021-8INV, Class A3, 2.50% 9/25/2051[2,3,11]		17,900	14,454
Flagstar Mortgage Trust, Series 2021-10INV, Class A3, 2.50% 10/25/2051[2,3,11]		39,296	31,732
Flagstar Mortgage Trust, Series 2021-11INV, Class A4, 2.50% 11/25/2051[2,3,11]		15,912	12,849
Flagstar Mortgage Trust, Series 2021-11INV, Class A2, 3.00% 11/25/2051[2,3,11]		2,692	2,257
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2016-DNA1, Class M3, (1-month USD-LIBOR + 5.55%) 9.939% 7/25/2028[3,11]		2,402	2,509
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2021-DNA6, Class M1, (30-day Average USD-SOFR + 0.80%) 4.728% 10/25/2041[2,3,11]		1,110	1,096
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2022-DNA3, Class M1A, (30-day Average USD-SOFR + 2.00%) 5.928% 4/25/2042[2,3,11]		9,933	9,888
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2022-DNA4, Class M1A, (30-day Average USD-SOFR + 2.20%) 6.128% 5/25/2042[2,3,11]		234	234
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2022-DNA5, Class M1A, (30-day Average USD-SOFR + 2.95%) 6.878% 6/25/2042[2,3,11]		1,909	1,932
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2022-DNA6, Class M1A, (30-day Average USD-SOFR + 2.15%) 6.078% 9/25/2042[2,3,11]		4,107	4,115
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2022-DNA6, Class M1B, (30-day Average USD-SOFR + 3.70%) 7.628% 9/25/2042[2,3,11]		10,217	10,440
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2020-DNA2, Class M2, (1-month USD-LIBOR + 1.85%) 6.239% 2/25/2050[2,3,11]		1,781	1,779
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2020-DNA5, Class M2, (30-day Average USD-SOFR + 2.80%) 6.321% 10/25/2050[2,3,11]		1,686	1,700
GCAT Trust, Series 2021-NQM6, Class A1, 1.855% 8/25/2066[2,3,11]		18,800	15,792

The Bond Fund of America	55

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Mortgage-backed obligations (continued)
Collateralized mortgage-backed obligations (privately originated) (continued)
GS Mortgage-Backed Securities Trust, Series 2022-PJ5, Class A4, 2.50% 10/25/2052[2,3,11]	USD	42,034	$33,795
Home Partners of America Trust, Series 2021-2, Class A, 1.901% 12/17/2026[2,11]		27,434	23,734
Home Partners of America Trust, Series 2022-1, Class A, 3.93% 4/17/2039[2,11]		2,968	2,787
Homeward Opportunities Fund Trust, Series 2022-1, Class A1, 5.073% 7/25/2067 (6.082% on 8/1/2026)[1,2,11]		2,411	2,347
HSI Asset Securitization Corp. Trust, Series 2006-OPT2, Class M2, 4.974% 1/25/2036[3,11]		1,762	1,734
Hundred Acre Wood Trust, Series 2021-INV1, Class A3, 2.50% 7/25/2051[2,3,11]		4,809	3,884
Imperial Fund Mortgage Trust, Series 2022-NQM7, Class A1, 7.369% 11/25/2067[1,2,11]		25,321	25,998
Legacy Mortgage Asset Trust, Series 2022-GS1, Class A1, 4.00% 2/25/2061 (7.00% on 4/25/2025)[1,2,11]		22,634	20,959
Legacy Mortgage Asset Trust, Series 2021-GS2, Class A1, 1.75% 4/25/2061[2,3,11]		8,150	7,407
Legacy Mortgage Asset Trust, Series 2021-GS5, Class A1, 2.25% 7/25/2067 (5.25% on 11/25/2024)[1,2,11]		8,815	7,935
Mello Warehouse Securitization Trust, Series 2021-3, Class A, (1-month USD-LIBOR + 0.85%) 5.239% 11/25/2055[2,3,11]		88,549	85,672
MFRA Trust, Series 2021-RPL1, Class A1, 1.131% 7/25/2060[2,3,11]		18,900	16,646
Mill City Mortgage Trust, Series 2019-GS2, Class A1, 2.75% 8/25/2059[2,3,11]		4,001	3,760
Mill City Mortgage Trust, Series 2018-1, Class A1, 3.25% 5/25/2062[2,3,11]		152	146
New Residential Mortgage Loan Trust, Series 2019-2A, Class A1, 4.25% 12/25/2057[2,3,11]		2,167	2,057
New Residential Mortgage Loan Trust, Series 2020-RPL1, Class A1, 2.75% 11/25/2059[2,3,11]		10,273	9,412
NewRez Warehouse Securitization Trust, Series 2021-1, Class A, (1-month USD-LIBOR + 0.75%) 5.139% 5/25/2055[2,3,11]		48,794	48,090
Onslow Bay Financial Mortgage Loan Trust, Series 2022-J1, Class A2, 2.50% 2/25/2052[2,3,11]		1,113	899
Onslow Bay Financial Mortgage Loan Trust, Series 2022-NQM7, Class A1, 5.11% 8/25/2062 (6.11% on 9/1/2026)[1,2,11]		3,494	3,433
PRKCM Trust, Series 2021-AFC2, Class A1, 2.071% 11/25/2056[2,3,11]		19,122	15,935
Progress Residential Trust, Series 2022-SFR3, Class A, 3.20% 4/17/2039[2,11]		7,278	6,607
Reverse Mortgage Investment Trust, Series 2021-HB1, Class A, 1.259% 11/25/2031[2,3,11]		19,828	18,695
RMF Proprietary Issuance Trust, Series 2019-1, Class A, 2.75% 10/25/2063[2,3,11]		2,763	2,550
TBW Mortgage-Backed Trust, Series 2007-2, Class A4B, (1-month USD-LIBOR + 0.42%) 5.229% 7/25/2037[3,11]		7,488	6,833
Towd Point Mortgage Trust, Series 2015-3, Class M2, 4.00% 3/25/2054[2,3,11]		6,600	6,471
Towd Point Mortgage Trust, Series 2015-3, Class M1, 4.00% 3/25/2054[2,3,11]		897	894
Towd Point Mortgage Trust, Series 2015-3, Class B1, 4.195% 3/25/2054[2,3,11]		1,500	1,440
Towd Point Mortgage Trust, Series 2016-2, Class B2, 3.482% 8/25/2055[2,3,11]		2,900	2,534
Towd Point Mortgage Trust, Series 2016-5, Class A1, 2.50% 10/25/2056[2,3,11]		800	788
Towd Point Mortgage Trust, Series 2017-5, Class A1, 4.989% 2/25/2057[2,3,11]		298	295
Towd Point Mortgage Trust, Series 2017-4, Class A1, 2.75% 6/25/2057[2,3,11]		628	598
Towd Point Mortgage Trust, Series 2017-4, Class M1, 3.25% 6/25/2057[2,3,11]		1,575	1,349
Towd Point Mortgage Trust, Series 2017-3, Class A1, 2.75% 7/25/2057[2,3,11]		380	371
Towd Point Mortgage Trust, Series 2017-6, Class A1, 2.75% 10/25/2057[2,3,11]		3,325	3,185
Towd Point Mortgage Trust, Series 2017-6, Class A2, 3.00% 10/25/2057[2,3,11]		3,000	2,705
Towd Point Mortgage Trust, Series 2018-1, Class A2, 3.25% 1/25/2058[2,3,11]		10,000	9,301
Towd Point Mortgage Trust, Series 2018-2, Class A1, 3.25% 3/25/2058[2,3,11]		10,206	9,779
Towd Point Mortgage Trust, Series 2018-3, Class M2, 3.875% 5/25/2058[2,3,11]		6,000	4,821
Towd Point Mortgage Trust, Series 2018-5, Class A1A, 3.25% 7/25/2058[2,3,11]		4,263	4,107
Towd Point Mortgage Trust, Series 2019-A2, Class A2, 3.75% 12/25/2058[2,3,11]		3,615	3,161
Towd Point Mortgage Trust, Series 2019-4, Class M1B, 3.00% 10/25/2059[2,3,11]		5,000	3,861
Towd Point Mortgage Trust, Series 2020-4, Class A1, 1.75% 10/25/2060[2,11]		23,320	20,719
Treehouse Park Improvement Association No.1 - Anleihen 9.75% 12/1/2033[2,5]		10,592	9,370
Tricon Residential Trust, Series 2021-SFR1, Class A, 1.943% 7/17/2038[2,11]		29,677	25,832
			806,529

Total mortgage-backed obligations			18,588,406

Asset-backed obligations 3.96%
Affirm Asset Securitization Trust, Series 2021-B, Class A, 1.03% 8/17/2026[2,11]		5,063	4,803
Affirm Asset Securitization Trust, Series 2021-Z2, Class A, 1.17% 11/16/2026[2,11]		7,890	7,550
AGL CLO, Ltd., Series 2022-18A, Class A1, (3-month USD CME Term SOFR + 1.32%) 5.308% 4/21/2031[2,3,11]		67,954	67,239
AGL CLO, Ltd., Series 2022-18A, Class B, (3-month USD CME Term SOFR + 2.00%) 5.988% 4/21/2031[2,3,11]		5,000	4,934

56	The Bond Fund of America

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Asset-backed obligations (continued)
American Credit Acceptance Receivables Trust, Series 2022-3, Class A, 4.12% 2/13/2026[2,11]	USD	13,101	$13,011
American Credit Acceptance Receivables Trust, Series 2020-1, Class D, 2.39% 3/13/2026[2,11]		1,299	1,286
American Credit Acceptance Receivables Trust, Series 2022-4, Class A, 6.20% 5/13/2026[2,11]		1,024	1,026
American Credit Acceptance Receivables Trust, Series 2020-3, Class C, 1.85% 6/15/2026[2,11]		3,461	3,435
American Credit Acceptance Receivables Trust, Series 2022-3, Class B, 4.55% 10/13/2026[2,11]		2,376	2,330
American Credit Acceptance Receivables Trust, Series 2021-1, Class C, 0.83% 3/15/2027[2,11]		2,916	2,869
American Credit Acceptance Receivables Trust, Series 2021-1, Class D, 1.14% 3/15/2027[2,11]		2,226	2,100
American Credit Acceptance Receivables Trust, Series 2021-3, Class C, 0.98% 11/15/2027[2,11]		12,733	12,397
American Credit Acceptance Receivables Trust, Series 2021-3, Class D, 1.34% 11/15/2027[2,11]		4,780	4,440
American Homes 4 Rent, Series 2014-SFR2, Class A, 3.786% 10/17/2036[2,11]		13,253	12,795
American Homes 4 Rent, Series 2015-SFR2, Class A, 3.732% 10/17/2052[2,11]		32,859	31,092
American Homes 4 Rent, Series 2015-SFR2, Class B, 4.295% 10/17/2052[2,11]		8,478	8,060
AmeriCredit Automobile Receivables Trust, Series 2021-2, Class B, 0.69% 1/19/2027[11]		6,085	5,708
AmeriCredit Automobile Receivables Trust, Series 2021-2, Class C, 1.01% 1/19/2027[11]		6,765	6,155
AmeriCredit Automobile Receivables Trust, Series 2021-2, Class D, 1.29% 6/18/2027[11]		15,943	14,152
Apidos CLO, Series 2022-42, Class D, (3-month USD CME Term SOFR + 5.76%) 10.356% 1/20/2036[2,3,11]		750	738
Ares CLO, Ltd., Series 2022-65A, Class A2, (3-month USD CME Term SOFR + 1.75%) 5.81% 7/25/2034[2,3,11]		18,000	17,451
Avis Budget Rental Car Funding (AESOP), LLC, Series 2017-2A, Class A, 2.97% 3/20/2024[2,11]		3,078	3,067
Avis Budget Rental Car Funding (AESOP), LLC, Series 2018-1A, Class A, 3.70% 9/20/2024[2,11]		10,350	10,250
Avis Budget Rental Car Funding (AESOP), LLC, Series 2018-2A, Class A, 4.00% 3/20/2025[2,11]		47,950	47,167
Avis Budget Rental Car Funding (AESOP), LLC, Series 2019-2A, Class D, 3.04% 9/22/2025[2,11]		9,000	8,214
Avis Budget Rental Car Funding (AESOP), LLC, Series 2019-2A, Class A, 3.35% 9/22/2025[2,11]		10,160	9,824
Avis Budget Rental Car Funding (AESOP), LLC, Series 2019-3A, Class A, 2.36% 3/20/2026[2,11]		6,460	6,019
Avis Budget Rental Car Funding (AESOP), LLC, Series 2020-1A, Class A, 2.33% 8/20/2026[2,11]		12,814	11,873
Avis Budget Rental Car Funding (AESOP), LLC, Series 2020-2, Class A, 2.02% 2/20/2027[2,11]		7,011	6,364
Avis Budget Rental Car Funding (AESOP), LLC, Series 2020-2A, Class B, 2.96% 2/20/2027[2,11]		1,798	1,616
Avis Budget Rental Car Funding (AESOP), LLC, Series 2020-2A, Class C, 4.25% 2/20/2027[2,11]		3,581	3,204
Avis Budget Rental Car Funding (AESOP), LLC, Series 2022-5, Class A, 6.12% 4/20/2027[2,11]		7,921	7,903
Avis Budget Rental Car Funding (AESOP), LLC, Series 2021-1A, Class A, 1.38% 8/20/2027[2,11]		22,390	19,531
Avis Budget Rental Car Funding (AESOP), LLC, Series 2021-1A, Class B, 1.63% 8/20/2027[2,11]		3,398	2,875
Avis Budget Rental Car Funding (AESOP), LLC, Series 2021-1A, Class C, 2.13% 8/20/2027[2,11]		1,211	1,009
Avis Budget Rental Car Funding (AESOP), LLC, Series 2021-1A, Class D, 3.71% 8/20/2027[2,11]		5,000	4,112
BA Credit Card Trust, Series 2022-A2, Class A2, 5.00% 4/17/2028[11]		1,020	1,031
Bain Capital Credit CLO, Ltd., Series 2022-4, Class A2, (3-month USD CME Term SOFR + 1.96%) 4.07% 7/16/2035[2,3,11]		5,000	4,905
Ballyrock CLO, Ltd., Series 2019-2A, Class A1AR, (3-month USD-LIBOR + 1.00%) 5.675% 11/20/2030[2,3,11]		3,290	3,249
Bankers Healthcare Group Securitization Trust, Series 2020-A, Class A, 2.56% 9/17/2031[2,11]		305	298
Bankers Healthcare Group Securitization Trust, Series 2020-A, Class B, 3.59% 9/17/2031[2,11]		4,310	4,039

The Bond Fund of America	57

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Asset-backed obligations (continued)
Bankers Healthcare Group Securitization Trust, Series 2021-A, Class A, 1.42% 11/17/2033[2,11]	USD	1,118	$1,039
Bankers Healthcare Group Securitization Trust, Series 2021-A, Class B, 2.79% 11/17/2033[2,11]		914	768
Bankers Healthcare Group Securitization Trust, Series 2021-B, Class A, 0.90% 10/17/2034[2,11]		1,024	964
Bankers Healthcare Group Securitization Trust, Series 2021-B, Class B, 1.67% 10/17/2034[2,11]		1,533	1,293
Battalion CLO, Ltd., Series 2022-23A, Class A, (3-month USD CME Term SOFR + 1.44%) 3.573% 5/19/2036[2,3,11]		8,000	7,830
Blackbird Capital II Aircraft Lease, Ltd. / Blackbird Capital II Aircraft Lease US, LLC, Series 2021-1, Class A, 2.443% 7/15/2046[2,11]		19,533	16,065
Blackbird Capital II Aircraft Lease, Ltd. / Blackbird Capital II Aircraft Lease US, LLC, Series 2021-1, Class B, 3.446% 7/15/2046[2,11]		2,708	2,046
Bluemountain CLO, Ltd., Series 2022-35A, Class A, (3-month USD CME Term SOFR + 1.55%) 3.693% 7/22/2035[2,3,11]		3,000	2,942
BlueMountain CLO, Ltd., Series 2015-3, Class CR, (3-month USD LIBOR + 2.60%) 6.843% 4/20/2031[2,3,11]		250	211
Carlyle Global Market Strategies, Series 2021-6A, Class A1, (3-month USD-LIBOR + 1.16%) 5.239% 7/15/2034[2,3,11]		250	244
CarMax Auto Owner Trust, Series 2019-2, Class C, 3.16% 2/18/2025[11]		1,800	1,782
CarMax Auto Owner Trust, Series 2021-1, Class C, 0.94% 12/15/2026[11]		580	525
CarMax Auto Owner Trust, Series 2021-1, Class D, 1.28% 7/15/2027[11]		568	506
Carvana Auto Receivables Trust, Series 2021-N4, Class C, 1.72% 9/11/2028[11]		3,206	3,061
Carvana Auto Receivables Trust, Series 2021-N4, Class A2, 1.80% 9/11/2028[11]		3,896	3,546
Castlelake Aircraft Securitization Trust, Series 2021-1, Class A, 2.868% 5/11/2037[2,11]		92,227	78,497
Castlelake Aircraft Securitization Trust, Series 2021-1, Class C, 3.464% 5/11/2037[2,11]		14,844	12,571
Castlelake Aircraft Securitization Trust, Series 2021-1, Class C, 6.171% 5/11/2037[2,11]		3,836	3,106
Castlelake Aircraft Securitization Trust, Series 2017-1R, Class A, 2.741% 8/15/2041[2,11]		4,645	4,065
CF Hippolyta, LLC, Series 2020-1, Class A1, 1.69% 7/15/2060[2,11]		87,915	78,569
CF Hippolyta, LLC, Series 2020-1, Class A2, 1.99% 7/15/2060[2,11]		14,190	11,735
CF Hippolyta, LLC, Series 2020-1, Class B1, 2.28% 7/15/2060[2,11]		9,169	8,019
CF Hippolyta, LLC, Series 2020-1, Class B2, 2.60% 7/15/2060[2,11]		999	791
CF Hippolyta, LLC, Series 2021-1, Class A1, 1.53% 3/15/2061[2,11]		60,660	52,534
CF Hippolyta, LLC, Series 2021-1, Class B1, 1.98% 3/15/2061[2,11]		5,750	4,807
CF Hippolyta, LLC, Series 2022-1, Class A1, 5.97% 8/15/2062[2,11]		100,078	98,019
CF Hippolyta, LLC, Series 2022-1, Class A2, 6.11% 8/15/2062[2,11]		43,924	41,412
CIFC Funding, Ltd., CLO, Series 2022-4, Class A2, (3-month USD CME Term SOFR + 1.70%) 3.302% 7/16/2035[2,3,11]		10,000	9,702
CIFC Funding, Ltd., CLO, Series 2022-4, Class B, (3-month USD CME Term SOFR + 2.00%) 3.602% 7/16/2035[2,3,11]		10,000	9,795
CLI Funding V, LLC, Series 2020-2A, Class B, 3.56% 9/15/2045[2,11]		513	450
CLI Funding V, LLC, Series 2020-1A, Class B, 3.62% 9/18/2045[2,11]		951	828
CLI Funding VI, LLC, Series 2020-2A, Class A, 2.03% 9/15/2045[2,11]		6,837	5,886
CLI Funding VI, LLC, Series 2020-1A, Class A, 2.08% 9/18/2045[2,11]		1,327	1,151
CLI Funding VI, LLC, Series 2020-3A, Class A, 2.07% 10/18/2045[2,11]		2,385	2,074
CLI Funding VIII, LLC, Series 2021-1A, Class A, 1.64% 2/18/2046[2,11]		11,475	9,803
CLI Funding VIII, LLC, Series 2021-1A, Class A, 2.38% 2/18/2046[2,11]		1,234	1,028
CPS Auto Receivables Trust, Series 2019-B, Class D, 3.69% 3/17/2025[2,11]		435	434
CPS Auto Receivables Trust, Series 2019-C, Class D, 3.17% 6/16/2025[2,11]		1,538	1,533
CPS Auto Receivables Trust, Series 2020-B, Class D, 4.75% 4/15/2026[2,11]		543	541
CPS Auto Receivables Trust, Series 2022-B, Class A, 2.88% 6/15/2026[2,11]		12,598	12,370
CPS Auto Receivables Trust, Series 2020-C, Class C, 1.71% 8/17/2026[2,11]		774	769
CPS Auto Receivables Trust, Series 2021-A, Class C, 0.83% 9/15/2026[2,11]		1,418	1,400
CPS Auto Receivables Trust, Series 2021-A, Class D, 1.16% 12/15/2026[2,11]		1,643	1,557
CPS Auto Receivables Trust, Series 2022-B, Class B, 3.88% 8/15/2028[2,11]		13,609	13,109
CPS Auto Receivables Trust, Series 2022-B, Class C, 4.33% 8/15/2028[2,11]		18,032	17,133
CPS Auto Receivables Trust, Series 2022-C, Class A, 4.18% 4/15/2030[2,11]		18,061	17,906
Credit Acceptance Auto Loan Trust, Series 2020-1A, Class B, 2.39% 4/16/2029[2,11]		2,633	2,623
Credit Acceptance Auto Loan Trust, Series 2020-2A, Class A, 1.37% 7/16/2029[2,11]		1,739	1,722
Credit Acceptance Auto Loan Trust, Series 2021-3A, Class A, 1.00% 5/15/2030[2,11]		6,100	5,829
Crestline Denali CLO XVII, LLC, Series 2018-1, Class C, (3-month USD-LIBOR + 2.35%) 6.429% 10/15/2031[2,3,11]		2,000	1,914
CWHEQ Revolving Home Equity Loan Trust, Series 2005-C, Class 2A, FSA insured, (1-month USD-LIBOR + 0.18%) 4.498% 7/15/2035[3,11]		730	683
CWHEQ Revolving Home Equity Loan Trust, Series 2006-I, Class 2A, FSA insured, (1-month USD-LIBOR + 0.14%) 4.458% 1/15/2037[3,11]		1,215	1,121

58	The Bond Fund of America

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Asset-backed obligations (continued)
CWHEQ Revolving Home Equity Loan Trust, Series 2007-B, Class A, FSA insured, (1-month USD-LIBOR + 0.15%) 4.468% 2/15/2037[3,11]	USD	1,809	$1,669
Drive Auto Receivables Trust, Series 2021-1, Class B, 0.65% 7/15/2025[11]		257	257
Drive Auto Receivables Trust, Series 2020-1, Class C, 2.36% 3/16/2026[11]		650	649
Drive Auto Receivables Trust, Series 2020-2, Class C, 2.28% 8/17/2026[11]		5,003	4,973
Drive Auto Receivables Trust, Series 2019-3, Class D, 3.18% 10/15/2026[11]		5,835	5,766
Drive Auto Receivables Trust, Series 2021-1, Class C, 1.02% 6/15/2027[11]		16,107	15,748
Drive Auto Receivables Trust, Series 2020-2, Class D, 3.05% 5/15/2028[11]		8,586	8,404
Drive Auto Receivables Trust, Series 2021-1, Class D, 1.45% 1/16/2029[11]		12,158	11,399
DriveTime Auto Owner Trust, Series 2019-2A, Class D, 3.48% 2/18/2025[2,11]		3,712	3,694
DriveTime Auto Owner Trust, Series 2019-3, Class D, 2.96% 4/15/2025[2,11]		2,207	2,179
DriveTime Auto Owner Trust, Series 2020-2A, Class C, 3.28% 3/16/2026[2,11]		1,526	1,508
DriveTime Auto Owner Trust, Series 2020-3A, Class C, 1.47% 6/15/2026[2,11]		3,269	3,163
DriveTime Auto Owner Trust, Series 2022-2A, Class A, 2.88% 6/15/2026[2,11]		145	143
DriveTime Auto Owner Trust, Series 2021-1A, Class C, 0.84% 10/15/2026[2,11]		2,279	2,188
DriveTime Auto Owner Trust, Series 2021-1A, Class D, 1.16% 11/16/2026[2,11]		1,242	1,144
DriveTime Auto Owner Trust, Series 2021-2A, Class B, 0.81% 1/15/2027[2,11]		3,538	3,469
DriveTime Auto Owner Trust, Series 2021-2A, Class C, 1.10% 2/16/2027[2,11]		3,693	3,510
DriveTime Auto Owner Trust, Series 2021-2A, Class D, 1.50% 2/16/2027[2,11]		2,495	2,291
Dryden Senior Loan Fund, CLO, Series 2022-94A, Class A, (3-month USD CME Term SOFR + 1.44%) 4.015% 7/15/2037[2,3,11]		1,000	979
Eaton Vance CDO, Ltd., CLO, Series 2020-2A, Class AR, (3-month USD-LIBOR + 1.15%) 5.229% 1/15/2035[2,3,11]		1,100	1,071
EDvestinU Private Education Loan, LLC, Series 2021-A, Class A, 1.80% 11/25/2045[2,11]		1,211	1,024
Enterprise Fleet Financing, LLC, Series 2022-3, Class A3, 4.29% 7/20/2029[2,11]		5,938	5,632
Enterprise Fleet Financing, LLC, Series 2022-3, Class A2, 4.38% 7/20/2029[2,11]		9,358	9,155
Enterprise Fleet Financing, LLC, Series 2022-4, Class A2, 5.76% 10/22/2029[2,11]		5,551	5,570
Exeter Automobile Receivables Trust, Series 2019-2A, Class D, 3.71% 3/17/2025[2,11]		5,418	5,363
Exeter Automobile Receivables Trust, Series 2020-2A, Class C, 3.28% 5/15/2025[2,11]		893	889
Exeter Automobile Receivables Trust, Series 2020-3A, Class C, 1.32% 7/15/2025[11]		1,767	1,747
Exeter Automobile Receivables Trust, Series 2019-3A, Class D, 3.11% 8/15/2025[2,11]		10,579	10,414
Exeter Automobile Receivables Trust, Series 2021-2, Class B, 0.57% 9/15/2025[11]		4,453	4,423
Exeter Automobile Receivables Trust, Series 2019-4A, Class D, 2.58% 9/15/2025[2,11]		12,126	11,924
Exeter Automobile Receivables Trust, Series 2022-2A, Class A3, 2.80% 11/17/2025[11]		7,493	7,415
Exeter Automobile Receivables Trust, Series 2022-6, Class A2, 5.73% 11/17/2025[11]		1,112	1,113
Exeter Automobile Receivables Trust, Series 2020-1A, Class D, 2.73% 12/15/2025[2,11]		4,959	4,863
Exeter Automobile Receivables Trust, Series 2020-2, Class D, 4.73% 4/15/2026[2,11]		2,055	2,035
Exeter Automobile Receivables Trust, Series 2021-2, Class C, 0.98% 6/15/2026[11]		11,158	10,725
Exeter Automobile Receivables Trust, Series 2020-3A, Class D, 1.73% 7/15/2026[11]		2,977	2,869
Exeter Automobile Receivables Trust, Series 2022-2A, Class B, 3.65% 10/15/2026[11]		19,635	19,177
Exeter Automobile Receivables Trust, Series 2022-4A, Class B, 4.57% 1/15/2027[11]		3,744	3,675
Exeter Automobile Receivables Trust, Series 2021-2, Class D, 1.40% 4/15/2027[11]		16,131	14,748
Exeter Automobile Receivables Trust, Series 2022-6, Class B, 6.03% 8/16/2027[11]		2,928	2,933
Exeter Automobile Receivables Trust, Series 2022-6, Class C, 6.32% 5/15/2028[11]		6,335	6,344
Exeter Automobile Receivables Trust, Series 2022-2A, Class D, 4.56% 7/17/2028[11]		7,739	7,261
Exeter Automobile Receivables Trust, Series 2022-4A, Class C, 4.92% 12/15/2028[11]		6,194	5,983
Exeter Automobile Receivables Trust, Series 2022-6, Class D, 8.03% 4/6/2029[11]		1,913	1,928
First Investors Auto Owner Trust, Series 2021-1A, Class B, 0.89% 3/15/2027[2,11]		2,100	2,031
First Investors Auto Owner Trust, Series 2021-1A, Class D, 1.62% 3/15/2027[2,11]		950	863
FirstKey Homes Trust, Series 2020-SFR2, Class A, 1.266% 10/19/2037[2,11]		29,350	26,030
FirstKey Homes Trust, Series 2021-SFR3, Class A, 2.135% 12/17/2038[2,11]		4,141	3,586
FirstKey Homes Trust, Series 2022-SFR2, Class A, 4.145% 5/17/2039[2,11]		8,678	8,152
Ford Credit Auto Owner Trust, Series 2018-1, Class A, 3.19% 7/15/2031[2,11]		19,385	18,530
Ford Credit Auto Owner Trust, Series 2020-1, Class A, 2.04% 8/15/2031[2,11]		44,412	41,690
Ford Credit Auto Owner Trust, Series 2021-1, Class A, 1.37% 10/17/2033[2,11]		21,970	19,642
Fortress Credit BSL, Ltd., CLO, Series 2022-2, Class C1, (3-month USD CME Term SOFR + 4.45%) 8.804% 10/18/2033[2,3,11]		2,000	1,972
GCI Funding I, LLC, Series 2020-1, Class A, 2.82% 10/18/2045[2,11]		1,437	1,269
GCI Funding I, LLC, Series 2020-1, Class B, 3.81% 10/18/2045[2,11]		730	649
GCI Funding I, LLC, Series 2021-1, Class A, 2.38% 6/18/2046[2,11]		6,977	5,941
GCI Funding I, LLC, Series 2021-1, Class B, 3.04% 6/18/2046[2,11]		235	199
Global SC Finance V SRL, Series 2019-1A, Class B, 4.81% 9/17/2039[2,11]		8,133	7,635
Global SC Finance V SRL, Series 2020-1A, Class A, 2.17% 10/17/2040[2,11]		3,920	3,479
Global SC Finance V SRL, Series 2020-1A, Class B, 3.55% 10/17/2040[2,11]		1,175	1,052
Global SC Finance VII SRL, Series 2020-2A, Class A, 2.26% 11/19/2040[2,11]		3,842	3,416
Global SC Finance VII SRL, Series 2021-1A, Class A, 1.86% 4/17/2041[2,11]		53,998	46,574
Global SC Finance VII SRL, Series 2021-2A, Class A, 1.95% 8/17/2041[2,11]		38,522	33,434

The Bond Fund of America	59

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Asset-backed obligations (continued)
Global SC Finance VII SRL, Series 2021-2A, Class B, 2.49% 8/17/2041[2,11]	USD	3,119	$2,642
GM Financial Automobile Leasing Trust, Series 2020-2, Class C, 2.56% 7/22/2024[11]		786	785
GM Financial Automobile Leasing Trust, Series 2020-2, Class D, 3.21% 12/20/2024[11]		1,111	1,108
GM Financial Automobile Leasing Trust, Series 2020-4, Class C, 1.05% 5/18/2026[11]		3,700	3,404
GM Financial Revolving Receivables Trust, Series 2022-1, Class A, 5.91% 10/11/2035[2,11]		45,496	46,389
Guggenheim CLO, Ltd., Series 2022-2, Class D, (3-month USD CME Term SOFR + 5.95%) 10.457% 1/15/2035[2,3,11]		1,000	954
Halcyon Loan Advisors Funding, Ltd., Series 2018-2, Class C, (3-month USD-LIBOR + 3.40%) 7.725% 1/22/2031[2,3,11]		714	625
Henderson Receivables, LLC, Series 2006-3A, Class A1, (1-month USD-LIBOR + 0.20%) 4.518% 9/15/2041[2,3,11]		369	357
Hertz Vehicle Financing III, LLC, Series 2021-A, Class B, 3.65% 6/30/2023[2,5,11]		49,770	47,749
Hertz Vehicle Financing III, LLC, Series 2021-1A, Class A, 1.21% 12/26/2025[2,11]		50,476	46,680
Hertz Vehicle Financing III, LLC, Series 2021-1A, Class B, 1.56% 12/26/2025[2,11]		6,931	6,356
Hertz Vehicle Financing III, LLC, Series 2021-1A, Class C, 2.05% 12/26/2025[2,11]		3,902	3,519
Hertz Vehicle Financing III, LLC, Series 2022-1A, Class A, 1.99% 6/25/2026[2,11]		39,070	35,907
Hertz Vehicle Financing III, LLC, Series 2022-1A, Class B, 2.19% 6/25/2026[2,11]		2,237	2,011
Hertz Vehicle Financing III, LLC, Series 2022-1A, Class C, 2.63% 6/25/2026[2,11]		1,467	1,304
Hertz Vehicle Financing III, LLC, Series 2021-2A, Class A, 1.68% 12/27/2027[2,11]		87,940	76,696
Hertz Vehicle Financing III, LLC, Series 2021-2A, Class B, 2.12% 12/27/2027[2,11]		6,275	5,389
Hertz Vehicle Financing III, LLC, Series 2021-2A, Class C, 2.52% 12/27/2027[2,11]		3,138	2,594
Hertz Vehicle Financing III, LLC, Series 2022-2A, Class A, 2.33% 6/26/2028[2,11]		1,680	1,476
Hertz Vehicle Financing III, LLC, Series 2022-2A, Class B, 2.65% 6/26/2028[2,11]		4,104	3,526
Hertz Vehicle Financing III, LLC, Series 2022-2A, Class C, 2.95% 6/26/2028[2,11]		2,536	2,095
Home Equity Asset Trust, Series 2004-7, Class M1, (1-month USD-LIBOR + 0.62%) 5.319% 1/25/2035[3,11]		218	216
KKR Financial CLO, Ltd., Series 22-43, Class D, (3-month USD CME Term SOFR + 6.12%) 10.435% 7/15/2034[2,3,11]		1,180	1,151
KKR Financial CLO, Ltd., Series 22-42A, Class B, (3-month USD CME Term SOFR + 2.05%) 3.714% 7/20/2034[2,3,11]		15,000	14,708
KKR Static CLO I, Ltd., Series 2021-1A, Class C, (3-month USD CME Term SOFR + 3.40%) 5.877% 7/20/2031[2,3,11]		3,000	2,962
LAD Auto Receivables Trust, Series 2021-1A, Class A, 1.30% 8/17/2026[2,11]		7,820	7,602
LAD Auto Receivables Trust, Series 2021-1A, Class B, 1.94% 11/16/2026[2,11]		1,804	1,694
LAD Auto Receivables Trust, Series 2022-1, Class A, 5.21% 6/15/2027[2,11]		8,012	7,887
LAD Auto Receivables Trust, Series 2022-1, Class B, 5.87% 9/15/2027[2,11]		2,901	2,820
LAD Auto Receivables Trust, Series 2022-1, Class C, 6.85% 4/15/2030[2,11]		4,131	3,949
Madison Park Funding, Ltd., CLO, Series 2015-17A, Class AR2, (3-month USD-LIBOR + 1.00%) 5.278% 7/21/2030[2,3,11]		5,055	4,977
Madison Park Funding, Ltd., CLO, Series 2021-50A, Class A, (3-month USD-LIBOR + 1.14%) 5.367% 4/19/2034[2,3,11]		250	244
Madison Park Funding, Ltd., CLO, Series 2020-45A, Class AR, (3-month USD-LIBOR + 1.12%) 5.199% 7/15/2034[2,3,11]		500	488
Marathon CLO, Ltd., Series 2017-9A, Class A1AR, (3-month USD-LIBOR + 1.15%) 5.229% 4/15/2029[2,3,11]		3,251	3,218
Marathon Static CLO, Ltd., Series 2022-18A, Class A1, (3-month USD-LIBOR + 2.22%) 5.07% 7/20/2030[2,3,11]		4,834	4,818
Mercury Financial Credit Card Master Trust, Series 2021-1A, Class A, 1.54% 3/20/2026[2,11]		24,300	23,191
MidOcean Credit CLO, Series 2018-9, Class D, (3-month USD-LIBOR + 3.30%) 7.543% 7/20/2031[2,3,11]		2,500	2,165
Mission Lane Credit Card Master Trust, Series 2021-A, Class A, 1.59% 9/15/2026[2,11]		6,958	6,740
Mission Lane Credit Card Master Trust, Series 2021-A, Class B, 2.24% 9/15/2026[2,11]		1,291	1,250
Mission Lane Credit Card Master Trust, Series 2022-B, Class A1, 8.25% 1/15/2028[5,11,13]		6,581	6,580
Mission Lane Credit Card Master Trust, Series 2022-B, Class A2, 8.73% 1/15/2028[5,11,13]		1,050	1,050
Navient Student Loan Trust, Series 2021-A, Class A, 0.84% 5/15/2069[2,11]		6,082	5,264
Navient Student Loan Trust, Series 2021-B, Class A, 0.94% 7/15/2069[2,11]		5,774	4,882
Navient Student Loan Trust, Series 2021-C, Class A, 1.06% 10/15/2069[2,11]		29,500	25,106
Navient Student Loan Trust, Series 2021-EA, Class A, 0.97% 12/16/2069[2,11]		10,974	9,205
Navient Student Loan Trust, Series 2021-G, Class A, 1.58% 4/15/2070[2,11]		6,641	5,632
Navigator Aircraft ABS, Ltd., Series 2021-1, Class A, 2.771% 11/15/2046[2,11]		26,976	22,716
Nelnet Student Loan Trust, Series 2021-C, Class AFX, 1.32% 4/20/2062[2,11]		3,065	2,724
Nelnet Student Loan Trust, Series 2021-A, Class APT1, 1.36% 4/20/2062[2,11]		34,105	30,210
Nelnet Student Loan Trust, Series 2021-B, Class AFX, 1.42% 4/20/2062[2,11]		76,491	68,017
Nelnet Student Loan Trust, Series 2021-C, Class AFL, (1-month USD-LIBOR + 0.74%) 5.093% 4/20/2062[2,3,11]		22,670	22,009

60	The Bond Fund of America

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Asset-backed obligations (continued)
Neuberger Berman CLO, Ltd., Series 2022-49A, Class A, (3-month USD CME Term SOFR + 1.42%) 5.48% 7/25/2034[2,3,11]	USD	2,100	$2,069
New Economy Assets Phase 1 Issuer, LLC, Series 2021-1, Class A1, 1.91% 10/20/2061[2,11]		295,480	250,212
Newark BSL CLO 2, Ltd., Series 2017-1A, Class A1R, (3-month USD-LIBOR + 0.97%) 5.328% 7/25/2030[2,3,11]		2,158	2,135
Northwoods Capital, Ltd., Series 2018-17, Class D, (3-month USD-LIBOR + 2.85%) 7.175% 4/22/2031[2,3,11]		1,838	1,558
Ocean Trails CLO, Series 2022-12A, Class A2, (3-month USD CME Term SOFR + 1.80%) 5.763% 7/20/2035[2,3,11]		8,000	7,761
Octagon 64, Ltd., Series 2022-1A, Class B1, CLO, (3-month USD CME Term SOFR + 2.10%) 6.088% 7/21/2037[2,3,11]		1,000	985
OnDeck Asset Securitization Trust, LLC, Series 2021-1A, Class A, 1.59% 5/17/2027[2,11]		15,641	14,315
OnDeck Asset Securitization Trust, LLC, Series 2021-1A, Class B, 2.28% 5/17/2027[2,11]		700	630
Oportun Funding, LLC, Series 2021-A, Class A, 1.21% 3/8/2028[2,11]		5,033	4,689
Oportun Funding, LLC, Series 2021-B, Class A, 1.47% 5/8/2031[2,11]		10,824	9,464
Palmer Square Loan Funding, CLO, Series 2021-3, Class A1, (3-month USD-LIBOR + 0.80%) 5.043% 7/20/2029[2,3,11]		1,898	1,875
Palmer Square Loan Funding, CLO, Series 2020-4, Class A1, (3-month USD-LIBOR + 1.00%) 5.757% 11/25/2028[2,3,11]		6,879	6,832
Palmer Square Loan Funding, CLO, Series 2021-1, Class A1, (3-month USD-LIBOR + 0.90%) 5.143% 4/20/2029[2,3,11]		1,634	1,617
Palmer Square Loan Funding, CLO, Series 2021-2A, Class A1, (3-month USD-LIBOR + 0.80%) 5.475% 5/20/2029[2,3,11]		674	666
Palmer Square Loan Funding, CLO, Series 2021-4A, Class A1, (3-month USD-LIBOR + 0.80%) 4.879% 10/15/2029[2,3,11]		2,951	2,913
Palmer Square Loan Funding, CLO, Series 2021-4A, Class A2, (3-month USD-LIBOR + 1.40%) 5.479% 10/15/2029[2,3,11]		856	829
Palmer Square Loan Funding, CLO, Series 2022-2A, Class A1, (3-month USD CME Term SOFR + 1.27%) 5.134% 10/15/2030[2,3,11]		389	383
Palmer Square Loan Funding, CLO, Series 2022-5, Class A1, (3-month USD CME Term SOFR + 1.56%) 4.084% 1/15/2031[2,3,11]		43,923	43,675
Palmer Square Loan Funding, CLO, Series 2022-3, Class A1A, (3-month USD CME Term SOFR + 1.82%) 5.825% 4/15/2031[2,3,11]		4,750	4,752
Park Blue CLO, Ltd., Series 2022-1, Class A1, (3-month USD CME Term SOFR + 2.45%) 4.56% 10/20/2034[2,3,11]		1,500	1,494
PFS Financing Corp., Series 2021-B, Class A, 0.775% 8/17/2026[2,11]		35,117	32,409
PFS Financing Corp., Series 2022-D, Class A, 4.27% 8/16/2027[2,11]		11,570	11,299
PFS Financing Corp., Series 2022-D, Class B, 4.90% 8/16/2027[2,11]		862	837
Pikes Peak CLO, Series 2022-11, Class A2, (3-month USD CME Term SOFR + 2.20%) 4.379% 7/25/2034[2,3,11]		7,000	6,928
PPM CLO, Ltd., Series 2022-6, Class A, (3-month USD CME Term SOFR + 2.45%) 2.45% 1/20/2031[2,3,11]		2,487	2,487
PPM CLO, Ltd., Series 2022-6, Class C, (3-month USD CME Term SOFR + 4.50%) 4.90% 1/20/2031[2,3,11]		2,000	2,000
Prestige Auto Receivables Trust, Series 2019-1A, Class C, 2.70% 10/15/2024[2,11]		1,447	1,443
Prestige Auto Receivables Trust, Series 2019-1A, Class D, 3.01% 8/15/2025[2,11]		2,435	2,410
Prodigy Finance DAC, Series 2021-1A, Class A, (1-month USD-LIBOR + 1.25%) 5.639% 7/25/2051[2,3,11]		3,248	3,142
Regatta XXII Funding, Ltd., Series 2022-2A, Class A, (3-month USD CME Term SOFR + 1.54%) 5.594% 7/20/2035[2,3,11]		3,000	2,903
Regatta XXII Funding, Ltd., Series 2022-2A, Class C, (3-month USD CME Term SOFR + 2.50%) 6.554% 7/20/2035[2,3,11]		3,500	3,400
Research-Driven Pagaya Motor Asset Trust I, Series 2022-3, Class A, 5.38% 11/25/2030[2,11]		7,158	6,979
Residential Funding Mortgage Securities II, Inc., Series 2006-HSA3, Class A, FSA insured, (1-month USD-LIBOR + 0.13%) 4.519% 5/25/2036[3,11]		51	50
Rockford Tower CLO, Ltd., Series 2022-1A, Class B, (3-month USD CME Term SOFR + 2.10%) 6.063% 7/20/2035[2,3,11]		10,000	9,413
Santander Drive Auto Receivables Trust, Series 2022-1, Class A2, 1.36% 12/16/2024[11]		8,285	8,270
Santander Drive Auto Receivables Trust, Series 2022-3, Class A2, 2.76% 3/17/2025[11]		72	72
Santander Drive Auto Receivables Trust, Series 2019-2, Class D, 3.22% 7/15/2025[11]		2,534	2,519
Santander Drive Auto Receivables Trust, Series 2022-4, Class A2, 4.05% 7/15/2025[11]		413	412
Santander Drive Auto Receivables Trust, Series 2021-2, Class B, 0.59% 9/15/2025[11]		3,223	3,214
Santander Drive Auto Receivables Trust, Series 2020-2, Class C, 1.46% 9/15/2025[11]		1,442	1,438
Santander Drive Auto Receivables Trust, Series 2020-1, Class C, 4.11% 12/15/2025[11]		16,152	16,077
Santander Drive Auto Receivables Trust, Series 2020-3, Class C, 1.12% 1/15/2026[11]		5,383	5,335

The Bond Fund of America	61

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Asset-backed obligations (continued)
Santander Drive Auto Receivables Trust, Series 2022-7, Class A2, 5.81% 1/15/2026[11]	USD	2,955	$2,961
Santander Drive Auto Receivables Trust, Series 2021-2, Class C, 0.90% 6/15/2026[11]		17,331	16,863
Santander Drive Auto Receivables Trust, Series 2022-5, Class A3, 4.11% 8/17/2026[11]		139	136
Santander Drive Auto Receivables Trust, Series 2020-3, Class D, 1.64% 11/16/2026[11]		5,159	4,948
Santander Drive Auto Receivables Trust, Series 2022-5, Class B, 4.43% 3/15/2027[11]		6,249	6,081
Santander Drive Auto Receivables Trust, Series 2022-7, Class A3, 5.75% 4/15/2027[11]		557	560
Santander Drive Auto Receivables Trust, Series 2022-6, Class B, 4.72% 6/15/2027[11]		4,737	4,619
Santander Drive Auto Receivables Trust, Series 2021-2, Class D, 1.35% 7/15/2027[11]		11,111	10,394
Santander Drive Auto Receivables Trust, Series 2021-3, Class C, 0.95% 9/15/2027[11]		9,395	9,039
Santander Drive Auto Receivables Trust, Series 2021-3, Class D, 1.33% 9/15/2027[11]		7,003	6,492
Santander Drive Auto Receivables Trust, Series 2022-7, Class B, 5.95% 1/17/2028[11]		1,309	1,323
Santander Drive Auto Receivables Trust, Series 2022-5, Class C, 4.74% 10/15/2028[11]		5,663	5,479
Santander Drive Auto Receivables Trust, Series 2022-6, Class C, 4.96% 11/15/2028[11]		4,624	4,476
Santander Drive Auto Receivables Trust, Series 2022-7, Class C, 6.69% 3/17/2031[11]		2,368	2,418
Signal Peak CLO, LLC, Series 2015-1, (3-month USD-LIBOR + 0.98%) 5.223% 4/20/2029[2,3,11]		1,472	1,457
SLAM, Ltd., Series 2021-1, Class A, 2.434% 6/15/2046[2,11]		16,307	13,527
SLAM, Ltd., Series 2021-1, Class B, 3.422% 6/15/2046[2,11]		3,002	2,448
SMB Private Education Loan Trust, Series 2021-A, Class APT2, 1.07% 1/15/2053[2,11]		5,449	4,678
SOLRR Aircraft Aviation Holding, Ltd., Series 2021-1, Class A, 2.636% 10/15/2046[2,11]		14,677	11,799
Sound Point CLO, Ltd., Series 2015-1RA, Class AR, (3-month USD-LIBOR + 1.08%) 5.159% 4/15/2030[2,3,11]		2,680	2,651
SPRITE, Ltd., Series 2021-1, Class A, 3.75% 11/15/2046[2,11]		19,916	17,278
Stellar Jay Ireland DAC, Series 2021-1, Class A, 3.967% 10/15/2041[2,11]		2,194	1,853
Stonepeak Infrastructure Partners, Series 2021-1A, Class AA, 2.301% 2/28/2033[2,11]		7,488	6,671
Stonepeak Infrastructure Partners, Series 2021-1A, Class A, 2.675% 2/28/2033[2,11]		8,287	7,164
Stratus Static CLO, Ltd., Series 2022-1, Class A, (3-month USD CME Term SOFR + 1.75%) 5.713% 7/20/2030[2,3,11]		9,922	9,922
Stratus Static CLO, Ltd., Series 2022-2, Class A, (3-month USD CME Term SOFR + 1.90%) 5.863% 7/20/2030[2,3,11]		2,545	2,540
Stratus Static CLO, Ltd., Series 2022-3, Class A, (3-month USD CME Term SOFR + 2.15%) 6.678% 10/20/2031[2,3,11]		12,531	12,531
Stratus Static CLO, Ltd., Series 2022-3, Class B, (3-month USD CME Term SOFR + 3.05%) 7.127% 10/20/2031[2,3,11]		11,033	11,004
SuttonPark Structured Settlements, Series 2021-1, Class A, 1.95% 9/15/2075[2,11]		13,277	12,076
TAL Advantage V, LLC, Series 2020-1A, Class A, 2.05% 9/20/2045[2,11]		5,830	5,123
TCI-Flatiron CLO, Ltd., Series 2017-1A, Class AR, (3-month USD-LIBOR + 0.96%) 5.61% 11/18/2030[2,3,11]		250	245
Textainer Marine Containers, Ltd., Series 2020-1A, Class A, 2.73% 8/21/2045[2,11]		13,923	12,625
Textainer Marine Containers, Ltd., Series 2020-1A, Class B, 4.94% 8/21/2045[2,11]		5,582	5,246
Textainer Marine Containers, Ltd., Series 2020-2A, Class A, 2.10% 9/20/2045[2,11]		3,174	2,769
Textainer Marine Containers, Ltd., Series 2021-2A, Class A, 2.23% 4/20/2046[2,11]		16,640	14,178
TIF Funding II, LLC, Series 2020-1A, Class B, 3.82% 8/20/2045[2,11]		1,514	1,328
Toyota Auto Loan Extended Note Trust, Series 2019-1, Class A, 2.56% 11/25/2031[2,11]		7,250	6,991
Toyota Auto Loan Extended Note Trust, Series 2020-1, Class A, 1.35% 5/25/2033[2,11]		5,335	4,885
Toyota Auto Loan Extended Note Trust, Series 2021-1, Class A, 1.07% 2/27/2034[2,3,11]		27,912	24,767
Triton Container Finance VIII, LLC, Series 2020-1, Class A, 2.11% 9/20/2045[2,11]		3,862	3,311
Triton Container Finance VIII, LLC, Series 2021-1, Class A, 1.86% 3/20/2046[2,11]		12,362	10,331
Triton Container Finance VIII, LLC, Series 2021-1A, Class B, 2.58% 3/20/2046[2,11]		982	808
Verizon Master Trust, Series 2022-7, Class A1A, 5.23% 11/22/2027 (5.98% on 11/20/2024)[1,11]		2,425	2,441
Wellfleet CLO, Ltd., Series 2022-1, Class A2, (3-month USD CME Term SOFR + 1.95%) 5.814% 4/15/2034[2,3,11]		5,000	4,860
Wellfleet CLO, Ltd., Series 2022-1, Class C, (3-month USD CME Term SOFR + 2.85%) 6.714% 4/15/2034[2,3,11]		1,100	1,062
Westlake Automobile Receivables Trust, Series 2020-2, Class C, 2.01% 7/15/2025[2,11]		2,574	2,549
Westlake Automobile Receivables Trust, Series 2022-2A, Class A2A, 3.36% 8/15/2025[2,11]		322	318
Westlake Automobile Receivables Trust, Series 2020-3A, Class C, 1.24% 11/17/2025[2,11]		4,153	4,049
Westlake Automobile Receivables Trust, Series 2020-3A, Class D, 1.65% 2/17/2026[2,11]		8,060	7,641
Westlake Automobile Receivables Trust, Series 2021-2, Class B, 0.62% 7/15/2026[2,11]		10,314	9,958
Westlake Automobile Receivables Trust, Series 2021-2, Class C, 0.89% 7/15/2026[2,11]		13,309	12,508
Westlake Automobile Receivables Trust, Series 2021-2, Class D, 1.23% 12/15/2026[2,11]		8,825	8,042
Westlake Automobile Receivables Trust, Series 2022-1A, Class D, 3.49% 3/15/2027[2,11]		5,523	5,089
Westlake Automobile Receivables Trust, Series 2022-3, Class B, 5.99% 12/15/2027[2,11]		5,950	5,927

62	The Bond Fund of America

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Asset-backed obligations (continued)
Westlake Automobile Receivables Trust, Series 2022-3, Class C, 6.44% 12/15/2027[2,11]	USD	4,531	$4,520
Wind River CLO, Ltd., Series 2021-3A, Class A, (3-month USD-LIBOR + 1.15%) 5.393% 7/20/2033[2,3,11]		311	299
Wind River CLO, Ltd., Series 2022-1A, Class A, (3-month USD CME Term SOFR + 1.53%) 5.493% 7/20/2035[2,3,11]		10,000	9,672
			2,817,849

Bonds & notes of governments & government agencies outside the U.S. 1.53%
Abu Dhabi (Emirate of) 3.125% 10/11/2027[2]		17,700	16,933
Abu Dhabi (Emirate of) 3.875% 4/16/2050[2]		9,900	8,423
Abu Dhabi (Emirate of) 2.70% 9/2/2070[2]		4,925	3,082
Argentine Republic 1.00% 7/9/2029		1,034	277
Argentine Republic 0.50% 7/9/2030 (0.75% on 7/9/2023)[1]		12,086	3,290
Argentine Republic 1.50% 7/9/2035 (3.625% on 7/9/2023)[1]		5,349	1,370
Argentine Republic 0% 12/15/2035		25,700	154
Asian Development Bank 4.125% 9/27/2024		7,629	7,558
Asian Development Bank 1.50% 10/18/2024		15,979	15,129
Asian Development Bank 2.50% 11/2/2027		3,451	3,202
Asian Development Bank 2.75% 1/19/2028		3	3
Asian Development Bank 3.875% 9/28/2032		1,768	1,741
Bermuda 2.375% 8/20/2030[2]		2,840	2,410
Bermuda 3.375% 8/20/2050[2]		8,200	5,841
Caisse d’Amortissement de la Dette Sociale 1.125% 11/29/2024[2]		10,000	9,348
Chile (Republic of) 2.75% 1/31/2027		1,940	1,788
Chile (Republic of) 3.50% 1/31/2034		3,785	3,234
Chile (Republic of) 3.10% 5/7/2041		13,200	9,528
Chile (Republic of) 4.34% 3/7/2042		8,380	7,112
Chile (Republic of) 4.00% 1/31/2052		3,685	2,856
Colombia (Republic of) 4.125% 5/15/2051		18,640	11,218
Colombia (Republic of), Series B, 5.75% 11/3/2027	COP	152,975,600	23,935
Costa Rica (Republic of) 7.00% 4/4/2044	USD	1,264	1,195
Cote d’Ivoire (Republic of) 6.375% 3/3/2028[2]		7,275	7,062
CPPIB Capital, Inc. 0.50% 9/16/2024[2]		3,887	3,617
CPPIB Capital, Inc. (USD-SOFR + 1.25%) 4.30% 3/11/2026[2,3]		6,621	6,786
CPPIB Capital, Inc. 0.875% 9/9/2026[2]		8,156	7,145
Development Bank of Japan, Inc. 1.75% 2/18/2025[2]		6,928	6,534
Development Bank of Japan, Inc. 1.25% 10/20/2026[2]		8,230	7,258
Development Bank of Japan, Inc. 1.75% 10/20/2031[2]		3,068	2,460
Dominican Republic 6.875% 1/29/2026[2]		4,300	4,350
Dominican Republic 6.40% 6/5/2049[2]		1,648	1,339
Egypt (Arab Republic of) 4.75% 4/16/2026	EUR	3,000	2,680
Egypt (Arab Republic of) 6.588% 2/21/2028[2]	USD	1,610	1,317
Egypt (Arab Republic of) 5.625% 4/16/2030	EUR	1,060	790
Egypt (Arab Republic of) 7.053% 1/15/2032[2]	USD	5,100	3,745
Egypt (Arab Republic of) 8.50% 1/31/2047[2]		2,245	1,503
Export-Import Bank of India 3.375% 8/5/2026		7,000	6,564
Export-Import Bank of India 3.875% 2/1/2028		3,000	2,790
Export-Import Bank of India 3.25% 1/15/2030		9,100	7,908
Export-Import Bank of India 2.25% 1/13/2031[2]		25,000	19,748
Honduras (Republic of) 6.25% 1/19/2027[2]		237	210
Honduras (Republic of) 6.25% 1/19/2027		200	177
Indonesia (Republic of) 4.65% 9/20/2032		18,030	17,685
Indonesia (Republic of) 6.625% 2/17/2037		12,000	13,620
Indonesia (Republic of) 3.35% 3/12/2071		10,500	7,016
Indonesia (Republic of) 4.20% 10/15/2050		1,785	1,482
Indonesia (Republic of), Series 91, 6.375% 4/15/2032	IDR	207,116,000	12,824
Inter-American Development Bank 1.125% 7/20/2028	USD	1	1
International Bank for Reconstruction and Development 1.625% 1/15/2025		4	4
International Bank for Reconstruction and Development 0.75% 3/11/2025		4,974	4,596
Israel (State of) 1.00% 3/31/2030	ILS	78,000	18,500
Israel (State of) 3.375% 1/15/2050	USD	5,000	3,863
Israel (State of) 3.875% 7/3/2050		42,900	36,256
Japan Bank for International Cooperation 2.875% 4/14/2025		5,488	5,271
Japan Bank for International Cooperation 1.875% 4/15/2031		6,576	5,378
Jordan (Hashemite Kingdom of) 6.125% 1/29/2026[2]		2,890	2,866
Jordan (Hashemite Kingdom of) 5.75% 1/31/2027[2]		615	594

The Bond Fund of America	63

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Bonds & notes of governments & government agencies outside the U.S. (continued)
KfW 0.625% 1/22/2026	USD	6,778	$6,074
Kommuninvest i Sverige Aktiebolag 0.50% 7/5/2023[2]		10,129	9,927
Malaysia (Federation of), Series 0219, 3.885% 8/15/2029	MYR	36,000	8,118
Morocco (Kingdom of) 2.375% 12/15/2027[2]	USD	7,000	6,116
Morocco (Kingdom of) 1.50% 11/27/2031	EUR	15,000	11,893
Morocco (Kingdom of) 3.00% 12/15/2032[2]	USD	10,000	7,996
Morocco (Kingdom of) 5.50% 12/11/2042		25,300	21,815
Morocco (Kingdom of) 5.50% 12/11/2042[2]		1,500	1,293
Morocco (Kingdom of) 4.00% 12/15/2050[2]		7,700	5,301
OMERS Finance Trust 3.50% 4/19/2032[2]		3,470	3,140
Ontario Teachers’ Finance Trust 0.875% 9/21/2026[2]		7,433	6,488
Ontario Teachers’ Finance Trust 3.00% 4/13/2027[2]		4,279	4,013
Ontario Teachers’ Finance Trust 2.00% 4/16/2031[2]		6,787	5,603
Panama (Republic of) 3.75% 4/17/2026[2]		41,695	39,319
Panama (Republic of) 3.875% 3/17/2028		10,000	9,440
Panama (Republic of) 3.362% 6/30/2031		28,000	22,750
Panama (Republic of) 2.252% 9/29/2032		36,365	27,065
Panama (Republic of) 4.50% 5/15/2047		1,090	842
Panama (Republic of) 4.50% 4/16/2050		5,925	4,492
Panama (Republic of) 4.30% 4/29/2053		3,242	2,354
Panama (Republic of) 4.50% 4/1/2056		8,915	6,533
Panama (Republic of) 3.87% 7/23/2060		19,858	12,876
Panama (Republic of) 4.50% 1/19/2063		2,410	1,707
Paraguay (Republic of) 4.95% 4/28/2031[2]		5,000	4,851
Paraguay (Republic of) 2.739% 1/29/2033[2]		1,618	1,305
Paraguay (Republic of) 5.60% 3/13/2048[2]		1,422	1,247
Peru (Republic of) 6.35% 8/12/2028	PEN	33,100	8,290
Peru (Republic of) 5.94% 2/12/2029		41,000	9,902
Peru (Republic of) 2.783% 1/23/2031	USD	30,860	25,605
Peru (Republic of) 6.15% 8/12/2032	PEN	76,900	17,804
Peru (Republic of) 3.60% 1/15/2072	USD	35,900	23,490
PETRONAS Capital, Ltd. 3.50% 4/21/2030[2]		4,450	4,070
PETRONAS Capital, Ltd. 4.55% 4/21/2050[2]		5,695	5,106
Philippines (Republic of) 3.229% 3/29/2027		3,025	2,908
Philippines (Republic of) 1.648% 6/10/2031		17,514	14,040
Philippines (Republic of) 6.375% 10/23/2034		18,000	19,989
Philippines (Republic of) 3.95% 1/20/2040		4,000	3,402
Philippines (Republic of) 3.70% 3/1/2041		19,000	15,591
Philippines (Republic of) 3.70% 2/2/2042		21,300	17,494
Philippines (Republic of) 2.95% 5/5/2045		15,091	10,936
Philippines (Republic of) 2.65% 12/10/2045		13,236	8,955
Philippines (Republic of) 3.20% 7/6/2046		9,100	6,683
Philippines (Republic of) 4.20% 3/29/2047		1,728	1,484
Poland (Republic of) 5.75% 11/16/2032		3,810	4,070
PSP Capital, Inc. 1.625% 10/26/2028[2]		6,054	5,160
PT Indonesia Asahan Aluminium Tbk 5.71% 11/15/2023[2]		2,050	2,056
PT Indonesia Asahan Aluminium Tbk 4.75% 5/15/2025		10,000	9,853
PT Indonesia Asahan Aluminium Tbk 4.75% 5/15/2025[2]		3,310	3,261
PT Indonesia Asahan Aluminium Tbk 6.53% 11/15/2028		8,528	8,641
PT Indonesia Asahan Aluminium Tbk 6.53% 11/15/2028[2]		1,867	1,892
PT Indonesia Asahan Aluminium Tbk 5.45% 5/15/2030[2]		910	868
PT Indonesia Asahan Aluminium Tbk 6.757% 11/15/2048[2]		655	616
PT Indonesia Asahan Aluminium Tbk 5.80% 5/15/2050[2]		2,690	2,260
Qatar (State of) 3.875% 4/23/2023[2]		10,830	10,786
Qatar (State of) 3.75% 4/16/2030[2]		39,070	37,921
Qatar (State of) 4.40% 4/16/2050[2]		32,960	30,249
Romania 3.624% 5/26/2030	EUR	3,592	3,157
Romania 2.00% 1/28/2032		1,400	1,005
Romania 3.75% 2/7/2034		18,000	14,447
Romania 3.50% 4/3/2034		7,600	5,973
Romania 3.50% 4/3/2034		6,485	5,097
Russian Federation 2.875% 12/4/2025[4]		2,000	899
Russian Federation 1.85% 11/20/2032[4]		12,500	5,468
Russian Federation 5.10% 3/28/2035[4]	USD	52,800	21,648
Russian Federation 5.10% 3/28/2035[2,4]		800	328
Saudi Arabia (Kingdom of) 3.25% 10/26/2026[2]		4,170	3,990
Saudi Arabia (Kingdom of) 3.628% 4/20/2027[2]		3,800	3,683

64	The Bond Fund of America

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Bonds & notes of governments & government agencies outside the U.S. (continued)
Saudi Arabia (Kingdom of) 3.625% 3/4/2028[2]	USD	3,110	$2,975
Saudi Arabia (Kingdom of) 5.50% 10/25/2032[2]		19,625	20,783
Saudi Arabia (Kingdom of) 2.25% 2/2/2033[2]		25,000	20,356
Saudi Arabia (Kingdom of) 4.50% 10/26/2046		8,000	7,120
Saudi Arabia (Kingdom of) 3.45% 2/2/2061[2]		23,000	16,536
Swedish Export Credit Corp. 3.625% 9/3/2024		4,489	4,404
Tunisia (Republic of) 5.625% 2/17/2024	EUR	3,000	2,531
Turkey (Republic of) 4.25% 4/14/2026	USD	3,300	2,948
Turkey (Republic of) 4.875% 10/9/2026		2,380	2,139
Ukraine 6.75% 6/20/2028	EUR	453	90
United Mexican States 4.875% 5/19/2033	USD	14,295	13,151
United Mexican States 3.50% 2/12/2034		6,200	4,977
United Mexican States 5.00% 4/27/2051		5,100	4,157
United Mexican States 4.40% 2/12/2052		1,910	1,411
United Mexican States 3.75% 4/19/2071		11,315	7,073
United Mexican States 5.75% 10/12/2110		3,850	3,254
			1,089,106

Municipals 0.60%
California 0.02%
Golden State Tobacco Securitization Corp., Enhanced Tobacco Settlement Asset-Backed Bonds, Series 2021-B, 2.746% 6/1/2034		3,725	2,997
Regents of the University of California, General Rev. Bonds, Series 2020-BG, 1.316% 5/15/2027		6,585	5,684
Regents of the University of California, General Rev. Bonds, Series 2020-BG, 1.614% 5/15/2030		5,150	4,107
Dept. of Veterans Affairs, Veterans G.O. Rev. Ref. Bonds, Series 2015-CM, AMT, 2.45% 12/1/2031		55	54
			12,842

Connecticut 0.00%
Housing Fin. Auth., Housing Mortgage Fin. Program Rev. Ref. Bonds, Series 2015-C-1, 3.50% 11/15/2045		1,035	1,028

Illinois 0.43%
City of Chicago, Board of Education, Unlimited Tax G.O. Bonds (Dedicated Rev.), Series 2010-C, 6.319% 11/1/2029		14,400	13,541
City of Chicago, Board of Education, Unlimited Tax G.O. Bonds (Dedicated Rev.), Series 2009-E, 6.138% 12/1/2039		56,485	48,359
City of Chicago, Board of Education, Unlimited Tax G.O. Bonds (Dedicated Rev.), Series 2010-D, 6.519% 12/1/2040		5,770	4,960
City of Chicago, Board of Education, Unlimited Tax G.O. Bonds (Qualified School Construction Bonds), Series 2009-G, 1.75% 12/15/2025		13,760	11,860
G.O. Bonds, Series 2013-B, 4.31% 4/1/2023		7,325	7,316
G.O. Bonds, Series 2020-A, 3.14% 10/1/2024		1,520	1,468
G.O. Bonds, Series 2020-A, 3.24% 10/1/2025		2,245	2,127
G.O. Bonds, Series 2013-B, 4.91% 4/1/2027		3,250	3,161
G.O. Bonds, Series 2019-A, 5.70% 4/1/2031		7,530	7,278
G.O. Bonds, Pension Funding, Series 2003, 4.95% 6/1/2023		12,056	12,063
G.O. Bonds, Pension Funding, Series 2003, 5.10% 6/1/2033		161,540	155,210
G.O. Bonds, Pension Funding, Series 2003, Assured Guaranty Municipal insured, 5.10% 6/1/2033		7,945	7,612
G.O. Bonds, Taxable Build America Bonds, Series 2010-2, 5.95% 3/1/2023		6,495	6,505
G.O. Bonds, Taxable Build America Bonds, Series 2010-2, 6.05% 3/1/2024		1,905	1,925
G.O. Bonds, Taxable Build America Bonds, Series 2010-2, 6.15% 3/1/2025		6,205	6,314
G.O. Bonds, Taxable Build America Bonds, Series 2010-1, 6.63% 2/1/2035		5,725	5,809
Housing Dev. Auth., Multi Family Housing Rev. Bonds (Marshall Field Garden Apartment Homes), Series 2015, (SIFMA Municipal Swap Index + 1.00%) 4.66% 5/15/2050 (put 5/15/2025)[3]		6,275	6,282
Housing Dev. Auth., Rev. Bonds, Series 2016-A, 4.00% 4/1/2046		485	485
			302,275

Iowa 0.00%
Fin. Auth., Single Family Mortgage Bonds (Mortgage-Backed Securities Program), Series 2016-A, 4.00% 7/1/2046		345	345

The Bond Fund of America	65

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Municipals (continued)
Kentucky 0.00%
Housing Corp., Housing Rev. Bonds, Series 2013-D, 3.50% 1/1/2033	USD	435	$433

Maine 0.00%
Housing Auth., Mortgage Purchase Rev. Ref. Bonds, Series 2015-E-1, AMT, 3.50% 11/15/2035		1,020	1,010

Maryland 0.00%
Community Dev. Administration, Dept. of Housing and Community Dev., Residential Rev. Bonds, Series 2014-B, AMT, 3.25% 9/1/2044		430	427

Massachusetts 0.00%
Housing Fin. Agcy., Single Family Housing Rev. Bonds, Series 178, 3.50% 6/1/2042		260	258

Michigan 0.01%
Housing Dev. Auth., Single Family Mortgage Rev. Bonds, Series 2016-B, 3.50% 6/1/2047		6,155	6,102

Minnesota 0.00%
Housing Fin. Agcy., Residential Housing Fin. Bonds, Series 2015-A, AMT, 4.00% 1/1/2041		170	169
Housing Fin. Agcy., Residential Housing Fin. Bonds, Series 2014-C, AMT, 4.00% 1/1/2045		1,730	1,722
Housing Fin. Agcy., Residential Housing Fin. Bonds, Series 2015-E, AMT, 3.50% 1/1/2046		1,080	1,069
			2,960

Missouri 0.00%
Housing Dev. Commission, Single Family Mortgage Rev. Bonds (Special Homeownership Loan Program), Series 2015-A, 3.75% 5/1/2038		425	423

Nebraska 0.00%
Investment Fin. Auth., Single Family Housing Rev. Bonds, Series 2015-C, 3.50% 9/1/2045		275	274
Investment Fin. Auth., Single Family Housing Rev. Bonds, Series 2016-A, 3.50% 9/1/2046		1,335	1,324
			1,598

New Jersey 0.01%
Econ. Dev. Auth., State Pension Funding Bonds, Series 1997-A, National insured, 7.425% 2/15/2029		4,400	4,742

New York 0.04%
Dormitory Auth., Taxable State Personal Income Tax Rev. Bonds (General Purpose), Series 2021-C, 2.202% 3/15/2034		39,115	29,878
Mortgage Agcy., Homeowner Mortgage Rev. Bonds, Series 52, AMT, 3.50% 10/1/2030		640	634
			30,512

Ohio 0.03%
Cleveland-Cuyahoga Port Auth., Federal Lease Rev. Bonds (VA Cleveland Health Care Center Project), Series 2021, 4.425% 5/1/2031		24,305	20,519

South Carolina 0.00%
Housing Fin. and Dev. Auth., Mortgage Rev. Ref. Bonds, Series 2016-A, 4.00% 7/1/2036		360	360
Housing Fin. Auth., Mortgage Rev. Ref. Bonds, Series 2014, AMT, 4.00% 7/1/2041		1,205	1,201
			1,561

66	The Bond Fund of America

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Municipals (continued)
Tennessee 0.00%
Housing Dev. Agcy., Homeownership Program Bonds, Series 2015-A, 3.50% 7/1/2045	USD	515	$511
Housing Dev. Agcy., Residential Fin. Program Bonds, Series 2013-2-A, AMT, 4.00% 7/1/2043		110	110
Housing Dev. Agcy., Residential Fin. Program Bonds, Series 2015-1-A, AMT, 4.00% 7/1/2045		995	991
Housing Dev. Agcy., Residential Fin. Program Bonds, Series 2015-2-A, AMT, 4.00% 1/1/2046		1,400	1,393
			3,005

Texas 0.02%
Grand Parkway Transportation Corp., Grand Parkway System Toll Rev. Ref. Bonds, Series 2020-B, 3.236% 10/1/2052		8,155	5,801
SA Energy Acquisition Public Fac. Corp., Gas Supply Rev. Bonds, Series 2007, 5.50% 8/1/2023		6,000	6,045
			11,846

Utah 0.00%
Housing Corp., Single Family Mortgage Bonds, Class III, Series 2015-D-2, 4.00% 1/1/2045		425	425

Wisconsin 0.04%
Housing and Econ. Dev. Auth., Home Ownership Rev. Bonds, Series 2015-A, AMT, 4.00% 9/1/2045		610	608
Housing and Econ. Dev. Auth., Home Ownership Rev. Bonds, Series 2016-A, AMT, 3.50% 3/1/2046		990	979
Public Fin. Auth., Federal Lease Rev. Bonds (Fort Sam Acquisition Fncg.), Series 2022, 4.95% 3/1/2034		28,585	25,406
			26,993

Wyoming 0.00%
Community Dev. Auth., Housing Rev. Bonds, Series 2015-6, 4.00% 6/1/2045		195	195

Total municipals			429,499

Federal agency bonds & notes 0.03%
Fannie Mae 2.375% 1/19/2023		2,442	2,440
Fannie Mae 1.625% 1/7/2025		7	7
Fannie Mae 0.875% 8/5/2030		2,563	2,041
Federal Farm Credit Banks 1.60% 7/13/2033		1,957	1,471
Freddie Mac 0.25% 6/26/2023		3,439	3,364
Freddie Mac 0.375% 9/23/2025		9,449	8,505
			17,828

Total bonds, notes & other debt instruments (cost: $74,591,303,000)			68,463,254

Common stocks 0.05%	Shares
Health care 0.05%
Rotech Healthcare, Inc.[5,13,14]		342,069	36,601

Consumer discretionary 0.00%
MYT Holding Co., Class B5,14		521,407	782
NMG Parent, LLC[14]		4,595	701
			1,483

Energy 0.00%
Constellation Oil Services Holding SA, Class B-1[5,14]		1,568,158	173

Total common stocks (cost: $16,909,000)			38,257

Preferred securities 0.01%
Financials 0.01%
CoBank, ACB, Class E, 5.006% noncumulative preferred shares[2,3]		6,250	5,000

Total preferred securities (cost: $5,820,000)			5,000

The Bond Fund of America	67

Rights & warrants 0.00%	Shares	Value (000)
Consumer discretionary 0.00%
NMG Parent, LLC, warrants, expire 9/24/2027[14]	18,410	$561

Total rights & warrants (cost: $111,000)		561

Short-term securities 14.04%
Money market investments 14.04%
Capital Group Central Cash Fund 4.31%[15,16]	99,912,897	9,990,291

Total short-term securities (cost: $9,988,738,000)		9,990,291
Total investment securities 110.31% (cost: $84,602,881,000)		78,497,363
Other assets less liabilities (10.31)%		(7,336,032)

Net assets 100.00%		$71,161,331

Futures contracts

Contracts	Type	Number of contracts	Expiration	Notional amount (000)	Value and unrealized appreciation (depreciation) at 12/31/2022 (000)
3 Month SOFR Futures	Short	4,563	June 2023	USD(1,084,682)	$18,713
2 Year U.S. Treasury Note Futures	Short	21,884	March 2023	(4,487,930)	8,908
5 Year Euro-Bobl Futures	Long	4	March 2023	496	(17)
5 Year U.S. Treasury Note Futures	Long	134,156	March 2023	14,479,415	(19,520)
10 Year U.S. Treasury Note Futures	Long	4,147	March 2023	465,695	1,083
10 Year Ultra U.S. Treasury Note Futures	Short	17,246	March 2023	(2,039,878)	31,783
20 Year U.S. Treasury Bond Futures	Long	17,520	March 2023	2,196,022	(31,428)
30 Year Ultra U.S. Treasury Bond Futures	Long	13,696	March 2023	1,839,544	(60,090)
					$(50,568)

Forward currency contracts

Contract amount						Unrealized appreciation (depreciation)
Currency purchased (000)		Currency sold (000)		Counterparty	Settlement date	at 12/31/2022 (000)
USD	13,120	IDR	203,016,800	Citibank	1/9/2023	$73
USD	20,921	ILS	71,050	HSBC Bank	1/11/2023	699
USD	8,783	MYR	38,550	HSBC Bank	1/11/2023	(29)
USD	15,406	EUR	14,568	Morgan Stanley	1/11/2023	(202)
USD	29,369	COP	141,218,900	Citibank	1/13/2023	319
USD	5,544	MXN	110,165	UBS AG	1/13/2023	(94)
USD	27,649	EUR	26,166	JPMorgan Chase	1/13/2023	(389)
USD	33,210	EUR	31,524	JPMorgan Chase	1/20/2023	(586)
COP	21,947,400	USD	4,563	Morgan Stanley	1/23/2023	(58)
USD	34,945	PEN	134,360	Citibank	1/23/2023	(346)
JPY	24,034,000	USD	171,913	Morgan Stanley	2/17/2023	12,435
JPY	23,705,379	USD	173,830	Morgan Stanley	2/17/2023	7,998
JPY	23,916,000	USD	179,217	Morgan Stanley	3/17/2023	4,933
						$24,753

68	The Bond Fund of America

Swap contracts

Interest rate swaps

Centrally cleared interest rate swaps

Receive		Pay			Notional	Value at	Upfront premium	Unrealized (depreciation) appreciation
Rate	Payment frequency	Rate	Payment frequency	Expiration date	amount (000)	12/31/2022 (000)	received (000)	at 12/31/2022 (000)
3.497%	Annual	U.S. EFFR	Annual	6/16/2024	USD171,500	$(3,042)	$—	$(3,042)
3.52647%	Annual	U.S. EFFR	Annual	6/16/2024	461,407	(7,995)	—	(7,995)
3.5291%	Annual	U.S. EFFR	Annual	6/16/2024	498,594	(8,622)	—	(8,622)
3.4585%	Annual	U.S. EFFR	Annual	6/17/2024	26,567	(486)	—	(486)
3.4325%	Annual	U.S. EFFR	Annual	6/17/2024	125,900	(2,346)	—	(2,346)
4.5645%	Annual	U.S. EFFR	Annual	10/19/2024	129,700	(37)	—	(37)
4.533%	Annual	U.S. EFFR	Annual	10/20/2024	162,100	(133)	—	(133)
4.56%	Annual	U.S. EFFR	Annual	10/27/2024	162,300	(28)	—	(28)
4.5245%	Annual	U.S. EFFR	Annual	10/27/2024	194,700	(153)	—	(153)
3-month USD-LIBOR	Quarterly	0.81%	Semi-annual	7/28/2045	449,300	198,517	(266)	198,783
						$175,675	$(266)	$175,941

Bilateral interest rate swaps

Receive		Pay				Notional	Value at	Upfront premium	Unrealized depreciation
Rate	Payment frequency	Rate	Payment frequency	Counterparty	Expiration date	Amount (000)	12/31/2022 (000)	Paid (000)	at 12/31/2022 (000)
11.325%	At maturity	BZDIOVER	At maturity	BNP Paribas	1/2/2024	BRL408	$(2)	$—	$(2)
11.2625%	At maturity	BZDIOVER	At maturity	BNP Paribas	1/2/2029	240	(4)	—	(4)
							$(6)	$—	$(6)

Credit default swaps

Centrally cleared credit default swaps on credit indices — buy protection

Reference index	Financing rate paid	Payment frequency	Expiration date	Notional amount (000)	Value at 12/31/2022 (000)	Upfront premium (received) paid (000)	Unrealized depreciation at 12/31/2022 (000)
CDX.NA.IG.39	1.00%	Quarterly	12/20/2027	USD526,587	$(4,211)	$(2,401)	$(1,810)
CDX.NA.HY.39	5.00%	Quarterly	12/20/2027	440,425	(2,712)	4,864	(7,576)
					$(6,923)	$2,463	$(9,386)

Investments in affiliates16

	Value of affiliate at 1/1/2022 (000)	Additions (000)	Reductions (000)	Net realized loss (000)	Net unrealized appreciation (000)	Value of affiliate at 12/31/2022 (000)	Dividend income (000)
Short-term securities 14.04%
Money market investments 14.04%
Capital Group Central Cash Fund 4.31%[15]	$7,790,703	$23,939,160	$21,738,936	$(1,477)	$841	$9,990,291	$230,001

The Bond Fund of America	69

Restricted securities13

	Acquisition date	Cost (000)	Value (000)	Percent of net assets
Rotech Healthcare, Inc.[5,14]	9/26/2013	$12,646	$36,601	.05%
Mission Lane Credit Card Master Trust, Series 2022-B, Class A1, 8.25% 1/15/2028[5,11]	12/6/2022	6,580	6,580	.01
Mission Lane Credit Card Master Trust, Series 2022-B, Class A2, 8.73% 1/15/2028[5,11]	121/6/2022	1,050	1,050	.00
Total		$20,276	$44,231	.06%

[1]	Step bond; coupon rate may change at a later date.
[2]	Acquired in a transaction exempt from registration under Rule 144A or, for commercial paper, Section 4(a)(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $10,275,164,000, which represented 14.44% of the net assets of the fund.
[3]	Coupon rate may change periodically. Reference rate and spread are as of the most recent information available. Some coupon rates are determined by the issuer or agent based on current market conditions; therefore, the reference rate and spread are not available.
[4]	Scheduled interest and/or principal payment was not received.
[5]	Value determined using significant unobservable inputs.
[6]	Amount less than one thousand.
[7]	Loan participations and assignments; may be subject to legal or contractual restrictions on resale. The total value of all such loans was $2,939,000, which represented less than .01% of the net assets of the fund.
[8]	Payment in kind; the issuer has the option of paying additional securities in lieu of cash. Payment methods and rates are as of the most recent payment when available.
[9]	All or a portion of this security was pledged as collateral. The total value of pledged collateral was $405,818,000, which represented .57% of the net assets of the fund.
[10]	Index-linked bond whose principal amount moves with a government price index.
[11]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[12]	Purchased on a TBA basis.
[13]	Restricted security, other than Rule 144A securities or commercial paper issued pursuant to Section 4(a)(2) of the Securities Act of 1933. The total value of all such restricted securities was $44,231,000, which represented .06% of the net assets of the fund.
[14]	Security did not produce income during the last 12 months.
[15]	Rate represents the seven-day yield at 12/31/2022.
[16]	Part of the same “group of investment companies” as the fund as defined under the Investment Company Act of 1940, as amended.

Key to abbreviations

Agcy. = Agency

AMT = Alternative Minimum Tax

Assn. = Association

Auth. = Authority

BRL = Brazilian reais

BZDIOVER = Overnight Brazilian Interbank Deposit Rate

CLO = Collateralized Loan Obligations

CME = CME Group

CMO = Collateralized Mortgage Obligations

COP = Colombian pesos

DAC = Designated Activity Company

Dept. = Department

Dev. = Development

Econ. = Economic

EFFR = Effective Federal Funds Rate

EUR = Euros

Fac. = Facility

Fin. = Finance

Fncg. = Financing

G.O. = General Obligation

ICE = Intercontinental Exchange, Inc.

IDR = Indonesian rupiah

ILS = Israeli shekels

JPY = Japanese yen

LIBOR = London Interbank Offered Rate

MXN = Mexican pesos

MYR = Malaysian ringgits

PEN = Peruvian nuevos soles

PIK = Payment In Kind

Ref. = Refunding

Rev. = Revenue

SIFMA = Securities Industry and Financial Markets Association

SOFR = Secured Overnight Financing Rate

TBA = To be announced

USD = U.S. dollars

Refer to the notes to financial statements.

70	The Bond Fund of America

Financial statements

Statement of assets and liabilities at December 31, 2022	(dollars in thousands)

Assets:
Investment securities, at value:
Unaffiliated issuers (cost: $74,614,143)	$68,507,072
Affiliated issuers (cost: $9,988,738)	9,990,291	$78,497,363
Cash		43,984
Cash denominated in currencies other than U.S. dollars (cost: $249)		253
Unrealized appreciation on open forward currency contracts		26,457
Receivables for:
Sales of investments	7,478,204
Sales of fund’s shares	161,847
Dividends and interest	470,901
Variation margin on futures contracts	6,403
Variation margin on centrally cleared swap contracts	1,798
Other	64	8,119,217
		86,687,274
Liabilities:
Unrealized depreciation on open forward currency contracts		1,704
Bilateral interest rate swaps, at value		6
Payables for:
Purchases of investments	15,344,984
Repurchases of fund’s shares	128,300
Dividends on fund’s shares	4,267
Investment advisory services	12,418
Services provided by related parties	10,947
Trustees’ deferred compensation	649
Variation margin on futures contracts	20,169
Variation margin on centrally cleared swap contracts	2,190
Other	309	15,524,233
Net assets at December 31, 2022		$71,161,331

Net assets consist of:
Capital paid in on shares of beneficial interest		$82,449,498
Total accumulated loss		(11,288,167)
Net assets at December 31, 2022		$71,161,331

Refer to the notes to financial statements.

The Bond Fund of America	71

Financial statements (continued)

Statement of assets and liabilities at December 31, 2022 (continued)

(dollars and shares in thousands, except per-share amounts)

Shares of beneficial interest issued and outstanding (no stated par value) —
unlimited shares authorized (6,254,009 total shares outstanding)

	Net assets	Shares outstanding	Net asset value per share
Class A	$24,087,189	2,116,901	$11.38
Class C	486,751	42,778	11.38
Class T	9	1	11.38
Class F-1	795,749	69,934	11.38
Class F-2	19,981,628	1,756,084	11.38
Class F-3	7,866,085	691,310	11.38
Class 529-A	1,156,351	101,626	11.38
Class 529-C	44,818	3,939	11.38
Class 529-E	34,469	3,029	11.38
Class 529-T	11	1	11.38
Class 529-F-1	9	1	11.38
Class 529-F-2	146,802	12,902	11.38
Class 529-F-3	9	1	11.38
Class R-1	36,691	3,225	11.38
Class R-2	318,687	28,008	11.38
Class R-2E	34,362	3,020	11.38
Class R-3	518,099	45,533	11.38
Class R-4	476,105	41,842	11.38
Class R-5E	150,050	13,187	11.38
Class R-5	283,008	24,872	11.38
Class R-6	14,744,449	1,295,815	11.38

Refer to the notes to financial statements.

72	The Bond Fund of America

Financial statements (continued)

Statement of operations for the year ended December 31, 2022	(dollars in thousands)

Investment income:
Income:
Interest from unaffiliated issuers (net of non-U.S. taxes of $188)	$2,049,588
Dividends (includes $230,001 from affiliates)	230,135	$2,279,723
Fees and expenses*:
Investment advisory services	130,154
Distribution services	84,807
Transfer agent services	59,353
Administrative services	21,828
529 plan services	888
Reports to shareholders	2,098
Registration statement and prospectus	3,126
Trustees’ compensation	81
Auditing and legal	300
Custodian	290
Other	101	303,026
Net investment income		1,976,697

Net realized loss and unrealized depreciation:
Net realized (loss) gain on:
Investments:
Unaffiliated issuers	(4,299,613)
Affiliated issuers	(1,477)
Futures contracts	(1,039,775)
Forward currency contracts	11,804
Swap contracts	250,082
Currency transactions	(930)	(5,079,909)
Net unrealized (depreciation) appreciation on:
Investments:
Unaffiliated issuers	(6,905,817)
Affiliated issuers	841
Futures contracts	(60,092)
Forward currency contracts	27,535
Swap contracts	(24,313)
Currency translations	91	(6,961,755)
Net realized loss and unrealized depreciation		(12,041,664)

Net decrease in net assets resulting from operations		$(10,064,967)

*	Additional information related to class-specific fees and expenses is included in the notes to financial statements.

Refer to the notes to financial statements.

The Bond Fund of America	73

Financial statements (continued)

Statements of changes in net assets	(dollars in thousands)

	Year ended December 31,
	2022	2021
Operations:
Net investment income	$1,976,697	$1,116,002
Net realized (loss) gain	(5,079,909)	303,861
Net unrealized depreciation	(6,961,755)	(1,995,039)

Net decrease in net assets resulting from operations	(10,064,967)	(575,176)

Distributions paid or accrued to shareholders	(2,071,532)	(1,605,741)

Net capital share transactions	3,731,382	11,507,974

Total (decrease) increase in net assets	(8,405,117)	9,327,057

Net assets:
Beginning of year	79,566,448	70,239,391
End of year	$71,161,331	$79,566,448

Refer to the notes to financial statements.

74	The Bond Fund of America

Notes to financial statements

1. Organization

The Bond Fund of America (the “fund”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end, diversified management investment company. The fund seeks as high a level of current income as is consistent with the preservation of capital.

The fund has 21 share classes consisting of six retail share classes (Classes A, C, T, F-1, F-2 and F-3), seven 529 college savings plan share classes (Classes 529-A, 529-C, 529-E, 529-T, 529-F-1, 529-F-2 and 529-F-3) and eight retirement plan share classes (Classes R-1, R-2, R-2E, R-3, R-4, R-5E, R-5 and R-6). The 529 college savings plan share classes can be used to save for college education. The retirement plan share classes are generally offered only through eligible employer-sponsored retirement plans. The fund’s share classes are described further in the following table:

Share class	Initial sales charge	Contingent deferred sales charge upon redemption	Conversion feature
Classes A and 529-A	Up to 3.75% for Class A; up to 3.50% for Class 529-A	None (except 1.00% for certain redemptions within 18 months of purchase without an initial sales charge)	None
Classes C and 529-C	None	1.00% for redemptions within one year of purchase	Class C converts to Class A after eight years and Class 529-C converts to Class 529-A after five years
Class 529-E	None	None	None
Classes T and 529-T*	Up to 2.50%	None	None
Classes F-1, F-2, F-3, 529-F-1, 529-F-2 and 529-F-3	None	None	None
Classes R-1, R-2, R-2E, R-3, R-4, R-5E, R-5 and R-6	None	None	None
*	Class T and 529-T shares are not available for purchase.

Holders of all share classes have equal pro rata rights to the assets, dividends and liquidation proceeds of the fund. Each share class has identical voting rights, except for the exclusive right to vote on matters affecting only its class. Share classes have different fees and expenses (“class-specific fees and expenses”), primarily due to different arrangements for distribution, transfer agent and administrative services. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different per-share dividends by each share class.

2. Significant accounting policies

The fund is an investment company that applies the accounting and reporting guidance issued in Topic 946 by the U.S. Financial Accounting Standards Board. The fund’s financial statements have been prepared to comply with U.S. generally accepted accounting principles (“U.S. GAAP”). These principles require the fund’s investment adviser to make estimates and assumptions that affect reported amounts and disclosures. Actual results could differ from those estimates. Subsequent events, if any, have been evaluated through the date of issuance in the preparation of the financial statements. The fund follows the significant accounting policies described in this section, as well as the valuation policies described in the next section on valuation.

Security transactions and related investment income — Security transactions are recorded by the fund as of the date the trades are executed with brokers. Realized gains and losses from security transactions are determined based on the specific identified cost of the securities. In the event a security is purchased with a delayed payment date, the fund will segregate liquid assets sufficient to meet its payment obligations. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis. Market discounts, premiums and original issue discounts on fixed-income securities are amortized daily over the expected life of the security.

Class allocations — Income, fees and expenses (other than class-specific fees and expenses) are allocated daily among the various share classes based on the relative value of their settled shares. Realized gains and losses and unrealized appreciation and depreciation are allocated daily among the various share classes based on their relative net assets. Class-specific fees and expenses, such as distribution, transfer agent and administrative services, are charged directly to the respective share class.

The Bond Fund of America	75

Distributions paid or accrued to shareholders — Income dividends are declared daily after the determination of the fund’s net investment income and are paid to shareholders monthly. Capital gain distributions are recorded on the ex-dividend date. The fund may deem a portion of the income dividends and/or capital gain distributions as a return of capital for tax purposes.

Currency translation — Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates supplied by one or more pricing vendors on the valuation date. Purchases and sales of investment securities and income and expenses are translated into U.S. dollars at the exchange rates on the dates of such transactions. The effects of changes in exchange rates on investment securities are included with the net realized gain or loss and net unrealized appreciation or depreciation on investments in the fund’s statement of operations. The realized gain or loss and unrealized appreciation or depreciation resulting from all other transactions denominated in currencies other than U.S. dollars are disclosed separately.

3. Valuation

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by U.S. GAAP. The net asset value per share is calculated once daily as of the close of regular trading on the New York Stock Exchange, normally 4 p.m. New York time, each day the New York Stock Exchange is open.

Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.

Equity securities, including depositary receipts, are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades.

Fixed-income securities, including short-term securities, are generally valued at evaluated prices obtained from third-party pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.

Fixed-income class	Examples of standard inputs
All	Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)
Corporate bonds, notes & loans; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information
Municipal securities	Standard inputs and, for certain distressed securities, cash flows or liquidation values using a net present value calculation based on inputs that include, but are not limited to, financial statements and debt contracts

Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described for either equity or fixed-income securities, depending on which method is deemed most appropriate by the fund’s investment adviser. The Capital Group Central Cash Fund (“CCF”), a fund within the Capital Group Central Fund Series (“Central Funds”), is valued based upon a floating net asset value, which fluctuates with changes in the value of CCF’s portfolio securities. The underlying securities are valued based on the policies and procedures in CCF’s statement of additional information. Exchange-traded futures are generally valued at the official settlement price of the exchange or market on which such instruments are traded, as of the close of business on the day the futures are being valued. Forward currency contracts are valued based on the spot and forward exchange rates obtained from a third-party pricing vendor. Swaps are generally valued using evaluated prices obtained from third-party pricing vendors who calculate these values based on market inputs that may include the yields of the indices referenced in the instrument and the relevant curve, dealer quotes, default probabilities and recovery rates, other reference data, and terms of the contract.

76	The Bond Fund of America

Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by the fund’s investment adviser and approved by the board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security, contractual or legal restrictions on resale of the security, relevant financial or business developments of the issuer, actively traded similar or related securities, dealer or broker quotes, conversion or exchange rights on the security, related corporate actions, significant events occurring after the close of trading in the security, and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of the fund is determined. Fair valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.

Processes and structure — The fund’s board of trustees has designated the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Fair Valuation Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Fair Valuation Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation team. The Fair Valuation Committee reviews changes in fair value measurements from period to period and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. The Fair Valuation Committee reports any changes to the fair valuation guidelines to the board of trustees. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.

The fund’s investment adviser has also established a Fixed-Income Pricing Review Group to administer and oversee the fixed-income valuation process, including the use of fixed-income pricing vendors. This group regularly reviews pricing vendor information and market data. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews facilitated by the investment adviser’s global risk management group.

Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following tables present the fund’s valuation levels as of December 31, 2022 (dollars in thousands):

	Investment securities
	Level 1	Level 2	Level 3		Total
Assets:
Bonds, notes & other debt instruments:
Corporate bonds, notes & loans	$—	$23,631,837	$—	*	$23,631,837
U.S. Treasury bonds & notes	—	21,888,729	—		21,888,729
Mortgage-backed obligations	—	18,579,036	9,370		18,588,406
Asset-backed obligations	—	2,762,470	55,379		2,817,849
Bonds & notes of governments & government agencies outside the U.S.	—	1,089,106	—		1,089,106
Municipals	—	429,499	—		429,499
Federal agency bonds & notes	—	17,828	—		17,828
Common stocks	—	701	37,556		38,257
Preferred securities	—	5,000	—		5,000
Rights & warrants	—	561	—		561
Short-term securities	9,990,291	—	—		9,990,291
Total	$9,990,291	$68,404,767	$102,305		$78,497,363

Refer to the end of the tables for footnotes.

The Bond Fund of America	77

	Other investments†
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on futures contracts	$60,487	$—	$—	$60,487
Unrealized appreciation on open forward currency contracts	—	26,457	—	26,457
Unrealized appreciation on centrally cleared interest rate swaps	—	198,783	—	198,783
Liabilities:
Unrealized depreciation on futures contracts	(111,055)	—	—	(111,055)
Unrealized depreciation on open forward currency contracts	—	(1,704)	—	(1,704)
Unrealized depreciation on centrally cleared interest rate swaps	—	(22,842)	—	(22,842)
Unrealized depreciation on bilateral interest rate swaps	—	(6)	—	(6)
Unrealized depreciation on centrally cleared credit default swaps	—	(9,386)	—	(9,386)
Total	$(50,568)	$191,302	$—	$140,734

*	Amount less than one thousand.
†	Futures contracts, forward currency contracts, interest rate swaps and credit default swaps are not included in the fund’s investment portfolio.

4. Risk factors

Investing in the fund may involve certain risks including, but not limited to, those described below.

Market conditions — The prices of, and the income generated by, the securities held by the fund may decline — sometimes rapidly or unpredictably — due to various factors, including events or conditions affecting the general economy or particular industries or companies; overall market changes; local, regional or global political, social or economic instability; governmental, governmental agency or central bank responses to economic conditions; and currency exchange rate, interest rate and commodity price fluctuations.

Economies and financial markets throughout the world are highly interconnected. Economic, financial or political events, trading and tariff arrangements, wars, terrorism, cybersecurity events, natural disasters, public health emergencies (such as the spread of infectious disease) and other circumstances in one country or region, including actions taken by governmental or quasi-governmental authorities in response to any of the foregoing, could have impacts on global economies or markets. As a result, whether or not the fund invests in securities of issuers located in or with significant exposure to the countries affected, the value and liquidity of the fund’s investments may be negatively affected by developments in other countries and regions.

Issuer risks — The prices of, and the income generated by, securities held by the fund may decline in response to various factors directly related to the issuers of such securities, including reduced demand for an issuer’s goods or services, poor management performance, major litigation, investigations or other controversies related to the issuer, changes in the issuer’s financial condition or credit rating, changes in government regulations affecting the issuer or its competitive environment and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives.

Investing in debt instruments — The prices of, and the income generated by, bonds and other debt securities held by the fund may be affected by factors such as the interest rates, maturities and credit quality of these securities.

Rising interest rates will generally cause the prices of bonds and other debt securities to fall. Also, when interest rates rise, issuers are less likely to refinance existing debt securities, causing the average life of such securities to extend. A general rise in interest rates may cause investors to sell debt securities on a large scale, which could also adversely affect the price and liquidity of debt securities and could also result in increased redemptions from the fund. Falling interest rates may cause an issuer to redeem, call or refinance a debt security before its stated maturity, which may result in the fund failing to recoup the full amount of its initial investment and having to reinvest the proceeds in lower yielding securities. Longer maturity debt securities generally have greater sensitivity to changes in interest rates and may be subject to greater price fluctuations than shorter maturity debt securities.

Bonds and other debt securities are also subject to credit risk, which is the possibility that the credit strength of an issuer or guarantor will weaken or be perceived to be weaker, and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. Changes in actual or perceived creditworthiness may occur quickly. A downgrade or default affecting any of the fund’s securities could cause the value of the fund’s shares to decrease. Lower quality debt securities generally have higher rates of interest and may be subject to greater price fluctuations than higher quality debt securities. Credit risk is gauged, in part, by the credit ratings of the debt securities in which the fund invests. However, ratings are only the opinions of the rating agencies issuing them and are not guarantees as to credit quality or an evaluation of market risk. The fund’s investment adviser relies on its own credit analysts to research issuers and issues in assessing credit and default risks.

78	The Bond Fund of America

Investing in mortgage-related and other asset-backed securities — Mortgage-related securities, such as mortgage-backed securities, and other asset-backed securities, include debt obligations that represent interests in pools of mortgages or other income-bearing assets, such as consumer loans or receivables. While such securities are subject to the risks associated with investments in debt instruments generally (for example, credit, extension and interest rate risks), they are also subject to other and different risks. Mortgage-backed and other asset-backed securities are subject to changes in the payment patterns of borrowers of the underlying debt, potentially increasing the volatility of the securities and the fund’s net asset value. When interest rates fall, borrowers are more likely to refinance or prepay their debt before its stated maturity. This may result in the fund having to reinvest the proceeds in lower yielding securities, effectively reducing the fund’s income. Conversely, if interest rates rise and borrowers repay their debt more slowly than expected, the time in which the mortgage-backed and other asset-backed securities are paid off could be extended, reducing the fund’s cash available for reinvestment in higher yielding securities. Mortgage-backed securities are also subject to the risk that underlying borrowers will be unable to meet their obligations and the value of property that secures the mortgages may decline in value and be insufficient, upon foreclosure, to repay the associated loans. Investments in asset-backed securities are subject to similar risks.

Investing in securities backed by the U.S. government — Securities backed by the U.S. Treasury or the full faith and credit of the U.S. government are guaranteed only as to the timely payment of interest and principal when held to maturity. Accordingly, the current market values for these securities will fluctuate with changes in interest rates and the credit rating of the U.S. government. Securities issued by U.S. government-sponsored entities and federal agencies and instrumentalities that are not backed by the full faith and credit of the U.S. government are neither issued nor guaranteed by the U.S. government. U.S. government securities are subject to market risk, interest rate risk and credit risk.

Liquidity risk — Certain fund holdings may be or may become difficult or impossible to sell, particularly during times of market turmoil. Liquidity may be impacted by the lack of an active market for a holding, legal or contractual restrictions on resale, or the reduced number and capacity of market participants to make a market in such holding. Market prices for less liquid or illiquid holdings may be volatile or difficult to determine, and reduced liquidity may have an adverse impact on the market price of such holdings. Additionally, the sale of less liquid or illiquid holdings may involve substantial delays (including delays in settlement) and additional costs and the fund may be unable to sell such holdings when necessary to meet its liquidity needs, or to try to limit losses, or may be forced to sell at a loss.

Investing outside the U.S. — Securities of issuers domiciled outside the U.S., or with significant operations or revenues outside the U.S., may lose value because of adverse political, social, economic or market developments (including social instability, regional conflicts, terrorism and war) in the countries or regions in which the issuers operate or generate revenue. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Issuers of these securities may be more susceptible to actions of foreign governments, such as nationalization, currency blockage or the imposition of price controls, sanctions, or punitive taxes, each of which could adversely impact the value of these securities. Securities markets in certain countries may be more volatile and/or less liquid than those in the U.S. Investments outside the U.S. may also be subject to different regulatory, legal, accounting, auditing, financial reporting and recordkeeping requirements, and may be more difficult to value, than those in the U.S. In addition, the value of investments outside the U.S. may be reduced by foreign taxes, including foreign withholding taxes on interest and dividends. Further, there may be increased risks of delayed settlement of securities purchased or sold by the fund, which could impact the liquidity of the fund’s portfolio. The risks of investing outside the U.S. may be heightened in connection with investments in emerging markets.

Investing in future delivery contracts — The fund may enter into contracts, such as to-be-announced contracts and mortgage dollar rolls, that involve the fund selling mortgage-related securities and simultaneously contracting to repurchase similar securities for delivery at a future date at a predetermined price. This can increase the fund’s market exposure, and the market price of the securities that the fund contracts to repurchase could drop below their purchase price. While the fund can preserve and generate capital through the use of such contracts by, for example, realizing the difference between the sale price and the future purchase price, the income generated by the fund may be reduced by engaging in such transactions. In addition, these transactions increase the turnover rate of the fund.

Investing in inflation-linked bonds — The values of inflation-linked bonds generally fluctuate in response to changes in real interest rates —i.e., rates of interest after factoring in inflation. A rise in real interest rates may cause the prices of inflation-linked securities to fall, while a decline in real interest rates may cause the prices to increase. Inflation-linked bonds may experience greater losses than other debt securities with similar durations when real interest rates rise faster than nominal interest rates. There can be no assurance that the value of an inflation-linked security will be directly correlated to changes in interest rates; for example, if interest rates rise for reasons other than inflation, the increase may not be reflected in the security’s inflation measure.

Investing in inflation-linked bonds may also reduce the fund’s distributable income during periods of deflation. If prices for goods and services decline throughout the economy, the principal and income on inflation-linked securities may decline and result in losses to the fund.

The Bond Fund of America	79

Investing in derivatives — The use of derivatives involves a variety of risks, which may be different from, or greater than, the risks associated with investing in traditional securities, such as stocks and bonds. Changes in the value of a derivative may not correlate perfectly with, and may be more sensitive to market events than, the underlying asset, rate or index, and a derivative instrument may cause the fund to lose significantly more than its initial investment. Derivatives may be difficult to value, difficult for the fund to buy or sell at an opportune time or price and difficult, or even impossible, to terminate or otherwise offset. The fund’s use of derivatives may result in losses to the fund, and investing in derivatives may reduce the fund’s returns and increase the fund’s price volatility. The fund’s counterparty to a derivative transaction (including, if applicable, the fund’s clearing broker, the derivatives exchange or the clearinghouse) may be unable or unwilling to honor its financial obligations in respect of the transaction. In certain cases, the fund may be hindered or delayed in exercising remedies against or closing out derivative instruments with a counterparty, which may result in additional losses. Derivatives are also subject to operational risk (such as documentation issues, settlement issues and systems failures) and legal risk (such as insufficient documentation, insufficient capacity or authority of a counterparty, and issues with the legality or enforceability of a contract).

Management — The investment adviser to the fund actively manages the fund’s investments. Consequently, the fund is subject to the risk that the methods and analyses, including models, tools and data, employed by the investment adviser in this process may be flawed or incorrect and may not produce the desired results. This could cause the fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

5. Certain investment techniques

Index-linked bonds — The fund has invested in index-linked bonds, which are fixed-income securities whose principal value is periodically adjusted to a government price index. Over the life of an index-linked bond, interest is paid on the adjusted principal value. Increases or decreases in the principal value of index-linked bonds are recorded as interest income in the fund’s statement of operations.

Mortgage dollar rolls — The fund has entered into mortgage dollar roll transactions in which the fund sells a mortgage-backed security to a counterparty and simultaneously enters into an agreement with the same counterparty to buy back a similar security on a specific future date at a predetermined price. Mortgage dollar rolls are accounted for as purchase and sale transactions. Portfolio turnover rates excluding and including mortgage dollar rolls are presented at the end of the fund’s financial highlights table.

Loan transactions — The fund has entered into loan transactions in which the fund acquires a loan either through an agent, by assignment from another holder, or as a participation interest in another holder’s portion of a loan. The loan is often administered by a financial institution that acts as agent for the holders of the loan, and the fund may be required to receive approval from the agent and/or borrower prior to the sale of the investment. The loan’s interest rate and maturity date may change based on the terms of the loan, including potential early payments of principal.

Futures contracts — The fund has entered into futures contracts, which provide for the future sale by one party and purchase by another party of a specified amount of a specific financial instrument for a specified price, date, time and place designated at the time the contract is made. Futures contracts are used to strategically manage the fund’s interest rate sensitivity by increasing or decreasing the duration of the fund or a portion of the fund’s portfolio.

Upon entering into futures contracts, and to maintain the fund’s open positions in futures contracts, the fund is required to deposit with a futures broker, known as a futures commission merchant (“FCM”), in a segregated account in the name of the FCM an amount of cash, U.S. government securities or other liquid securities, known as initial margin. The margin required for a particular futures contract is set by the exchange on which the contract is traded to serve as collateral, and may be significantly modified from time to time by the exchange during the term of the contract.

On a daily basis, the fund pays or receives variation margin based on the increase or decrease in the value of the futures contracts and records variation margin on futures contracts in the statement of assets and liabilities. Futures contracts may involve a risk of loss in excess of the variation margin shown on the fund’s statement of assets and liabilities. The fund records realized gains or losses at the time the futures contract is closed or expires. Net realized gains or losses and net unrealized appreciation or depreciation from futures contracts are recorded in the fund’s statement of operations. The average month-end notional amount of futures contracts while held was $23,966,842,000.

Forward currency contracts — The fund has entered into forward currency contracts, which represent agreements to exchange currencies on specific future dates at predetermined rates. The fund’s investment adviser uses forward currency contracts to manage the fund’s exposure to changes in exchange rates. Upon entering into these contracts, risks may arise from the potential inability of counterparties to meet the terms of their contracts and from possible movements in exchange rates.

80	The Bond Fund of America

On a daily basis, the fund’s investment adviser values forward currency contracts and records unrealized appreciation or depreciation for open forward currency contracts in the fund’s statement of assets and liabilities. Realized gains or losses are recorded at the time the forward currency contract is closed or offset by another contract with the same broker for the same settlement date and currency.

Closed forward currency contracts that have not reached their settlement date are included in the respective receivables or payables for closed forward currency contracts in the fund’s statement of assets and liabilities. Net realized gains or losses from closed forward currency contracts and net unrealized appreciation or depreciation from open forward currency contracts are recorded in the fund’s statement of operations. The average month-end notional amount of open forward currency contracts while held was $607,701,000.

Swap contracts — The fund has entered into swap agreements, which are two-party contracts entered into primarily by institutional investors for a specified time period. In a typical swap transaction, two parties agree to exchange the returns earned or realized from one or more underlying assets or rates of return. Swap agreements can be traded on a swap execution facility (SEF) and cleared through a central clearinghouse (cleared), traded over-the-counter (OTC) and cleared, or traded bilaterally and not cleared. Because clearing interposes a central clearinghouse as the ultimate counterparty to each participant’s swap, and margin is required to be exchanged under the rules of the clearinghouse, central clearing is intended to decrease (but not eliminate) counterparty risk relative to uncleared bilateral swaps. To the extent the fund enters into bilaterally negotiated swap transactions, the fund will enter into swap agreements only with counterparties that meet certain credit standards and subject to agreed collateralized procedures. The term of a swap can be days, months or years and certain swaps may be less liquid than others.

Upon entering into a centrally cleared swap contract, the fund is required to deposit cash, U.S. government securities or other liquid securities, which is known as initial margin. Generally, the initial margin required for a particular swap is set and held as collateral by the clearinghouse on which the contract is cleared. The amount of initial margin required may be significantly modified from time to time by the clearinghouse during the term of the contract.

On a daily basis, interest accruals related to the exchange of future payments are recorded as a receivable and payable in the fund’s statement of assets and liabilities for centrally cleared swaps and as unrealized appreciation or depreciation in the fund’s statement of assets and liabilities for bilateral swaps. For centrally cleared swaps, the fund also pays or receives a variation margin based on the increase or decrease in the value of the swaps, including accrued interest as applicable, and records variation margin in the statement of assets and liabilities. The fund records realized gains and losses on both the net accrued interest and any gain or loss recognized at the time the swap is closed or expires. Net realized gains or losses, as well as any net unrealized appreciation or depreciation, from swaps are recorded in the fund’s statement of operations.

Swap agreements can take different forms. The fund has entered into the following types of swap agreements:

Interest rate swaps — The fund has entered into interest rate swaps, which seek to manage the interest rate sensitivity of the fund by increasing or decreasing the duration of the fund or a portion of the fund’s portfolio. An interest rate swap is an agreement between two parties to exchange or swap payments based on changes in an interest rate or rates. Typically, one interest rate is fixed and the other is variable based on a designated short-term interest rate such as the Secured Overnight Financing Rate (SOFR), prime rate or other benchmark, or on an inflation index such as the U.S. Consumer Price Index (which is a measure that examines the weighted average of prices of a basket of consumer goods and services and measures changes in the purchasing power of the U.S. dollar and the rate of inflation). In other types of interest rate swaps, known as basis swaps, the parties agree to swap variable interest rates based on different designated short-term interest rates. Interest rate swaps generally do not involve the delivery of securities or other principal amounts. Rather, cash payments are exchanged by the parties based on the application of the designated interest rates to a notional amount, which is the predetermined dollar principal of the trade upon which payment obligations are computed. Accordingly, the fund’s current obligation or right under the swap agreement is generally equal to the net amount to be paid or received under the swap agreement based on the relative value of the position held by each party. The average month-end notional amount of interest rate swaps while held was $2,350,706,000.

Credit default swap indices — The fund has entered into centrally cleared credit default swap indices, including CDX and iTraxx indices (collectively referred to as “CDSIs”), in order to assume exposure to a diversified portfolio of credits or to hedge against existing credit risks. A CDSI is based on a portfolio of credit default swaps with similar characteristics, such as credit default swaps on high-yield bonds. In a typical CDSI transaction, one party (the protection buyer) is obligated to pay the other party (the protection seller) a stream of periodic payments over the term of the contract. If a credit event, such as a default or restructuring, occurs with respect to any of the underlying reference obligations, the protection seller must pay the protection buyer the loss on those credits.

The fund may enter into a CDSI transaction as either protection buyer or protection seller. If the fund is a protection buyer, it would pay the counterparty a periodic stream of payments over the term of the contract and would not recover any of those payments if no credit events were to occur with respect to any of the underlying reference obligations. However, if a credit event did occur, the fund,

The Bond Fund of America	81

as a protection buyer, would have the right to deliver the referenced debt obligations or a specified amount of cash, depending on the terms of the applicable agreement, and to receive the par value of such debt obligations from the counterparty protection seller. As a protection seller, the fund would receive fixed payments throughout the term of the contract if no credit events were to occur with respect to any of the underlying reference obligations. If a credit event were to occur, however, the value of any deliverable obligation received by the fund, coupled with the periodic payments previously received by the fund, may be less than the full notional value that the fund, as a protection seller, pays to the counterparty protection buyer, effectively resulting in a loss of value to the fund. Furthermore, as a protection seller, the fund would effectively add leverage to its portfolio because it would have investment exposure to the notional amount of the swap transaction. The average month-end notional amount of credit default swaps while held was $725,004,000.

The following tables identify the location and fair value amounts on the fund’s statement of assets and liabilities and the effect on the fund’s statement of operations resulting from the fund’s use of futures contracts, forward currency contracts, interest rate swaps and credit default swaps as of, or for the year ended, December 31, 2022 (dollars in thousands):

		Assets		Liabilities
Contracts	Risk type	Location on statement of assets and liabilities	Value	Location on statement of assets and liabilities	Value
Futures	Interest	Unrealized appreciation*	$60,487	Unrealized depreciation*	$111,055
Forward currency	Currency	Unrealized appreciation on open forward currency contracts	26,457	Unrealized depreciation on open forward currency contracts	1,704
Swap (centrally cleared)	Interest	Unrealized appreciation*	198,783	Unrealized depreciation*	22,842
Swap (bilateral)	Interest	Bilateral interest rate swaps, at value	—	Bilateral interest rate swaps, at value	6
Swap (centrally cleared)	Credit	Unrealized appreciation*	—	Unrealized depreciation*	9,386
			$285,727		$144,993

		Net realized (loss) gain		Net unrealized (depreciation) appreciation
Contracts	Risk type	Location on statement of operations	Value	Location on statement of operations	Value
Futures	Interest	Net realized loss on futures contracts	$(1,039,775)	Net unrealized depreciation on futures contracts	$(60,092)
Forward currency	Currency	Net realized gain on forward currency contracts	11,804	Net unrealized appreciation on forward currency contracts	27,535
Swap	Interest	Net realized gain on swap contracts	293,470	Net unrealized depreciation on swap contracts	(14,780)
Swap	Credit	Net realized loss on swap contracts	(43,388)	Net unrealized depreciation on swap contracts	(9,533)
			$(777,889)		$(56,870)

*	Includes cumulative appreciation/depreciation on futures contracts, centrally cleared interest rate swaps and centrally cleared credit default swaps as reported in the applicable tables following the fund’s investment portfolio. Only current day’s variation margin is reported within the fund’s statement of assets and liabilities.

Collateral — The fund receives or pledges highly liquid assets, such as cash or U.S. government securities, as collateral due to its use of futures contracts, forward currency contracts, interest rate swaps, credit default swaps and future delivery contracts. For futures contracts, centrally cleared interest rate swaps and centrally cleared credit default swaps, the fund pledges collateral for initial and variation margin by contract. For forward currency contracts and bilateral interest rate swaps, the fund either receives or pledges collateral based on the net gain or loss on unsettled contracts by counterparty. For future delivery contracts, the fund either receives or pledges collateral based on the net gain or loss on unsettled contracts by certain counterparties. The purpose of the collateral is to cover potential losses that could occur in the event that either party cannot meet its contractual obligation. Non-cash collateral pledged by the fund, if any, is disclosed in the fund’s investment portfolio, and cash collateral pledged by the fund, if any, is held in a segregated account with the fund’s custodian, which is reflected as pledged cash collateral in the fund’s statement of assets and liabilities.

82	The Bond Fund of America

Rights of offset — The fund has entered into enforceable master netting agreements with certain counterparties for forward currency contracts and bilateral interest rate swaps, where on any date amounts payable by each party to the other (in the same currency with respect to the same transaction) may be closed or offset by each party’s payment obligation. If an early termination date occurs under these agreements following an event of default or termination event, all obligations of each party to its counterparty are settled net through a single payment in a single currency (“close-out netting”). For financial reporting purposes, the fund does not offset financial assets and financial liabilities that are subject to these master netting arrangements in the statement of assets and liabilities.

The following table presents the fund’s forward currency contracts and bilateral interest rate swaps by counterparty that are subject to master netting agreements but that are not offset in the fund’s statement of assets and liabilities. The net amount column shows the impact of offsetting on the fund’s statement of assets and liabilities as of December 31, 2022, if close-out netting was exercised (dollars in thousands):

	Gross amounts recognized in the	Gross amounts not offset in the statement of assets and liabilities and subject to a master netting agreement
	statement of assets	Available	Non-cash	Cash	Net
Counterparty	and liabilities	to offset	collateral*	collateral*	amount
Assets:
Citibank	$392	$(346)	$—	$—	$46
HSBC Bank	699	(29)	(654)	—	16
Morgan Stanley	25,366	(260)	—	(16,440)	8,666
Total	$26,457	$(635)	$(654)	$(16,440)	$8,728
Liabilities:
BNP Paribas	$6	$—	$(6)	$—	$—
Citibank	346	(346)	—	—	—
HSBC Bank	29	(29)	—	—	—
JPMorgan Chase	975	—	(740)	—	235
Morgan Stanley	260	(260)	—	—	—
UBS AG	94	—	—	—	94
Total	$1,710	$(635)	$(746)	$—	$329

*	Collateral is shown on a settlement basis.

6. Taxation and distributions

Federal income taxation — The fund complies with the requirements under Subchapter M of the Internal Revenue Code applicable to regulated investment companies and intends to distribute substantially all of its net taxable income and net capital gains each year. The fund is not subject to income taxes to the extent such distributions are made. Therefore, no federal income tax provision is required.

As of and during the year ended December 31, 2022, the fund did not have a liability for any unrecognized tax benefits. The fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statement of operations. During the year, the fund did not incur any significant interest or penalties.

The fund’s tax returns are generally not subject to examination by federal, state and, if applicable, non-U.S. tax authorities after the expiration of each jurisdiction’s statute of limitations, which is typically three years after the date of filing but can be extended in certain jurisdictions.

Non-U.S. taxation — Dividend and interest income are recorded net of non-U.S. taxes paid. The fund may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. These reclaims are recorded when the amount is known and there are no significant uncertainties on collectability. Gains realized by the fund on the sale of securities in certain countries, if any, may be subject to non-U.S. taxes. If applicable, the fund records an estimated deferred tax liability based on unrealized gains to provide for potential non-U.S. taxes payable upon the sale of these securities.

The Bond Fund of America	83

Distributions — Distributions determined on a tax basis may differ from net investment income and net realized gains for financial reporting purposes. These differences are due primarily to different treatment for items such as currency gains and losses; short-term capital gains and losses; capital losses related to sales of certain securities within 30 days of purchase; cost of investments sold; paydowns on fixed-income securities; net capital losses; amortization of premiums and discounts and income on certain investments. The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the fund for financial reporting purposes.

During the year ended December 31, 2022, the fund reclassified $36,000 from total accumulated loss to capital paid in on shares of beneficial interest to align financial reporting with tax reporting.

As of December 31, 2022, the tax basis components of distributable earnings, unrealized appreciation (depreciation) and cost of investments were as follows (dollars in thousands):

Undistributed ordinary income	$173,846
Late year ordinary loss deferral[1]	(7,242)
Capital loss carryforward[2]	(5,473,938)
Gross unrealized appreciation on investments	498,087
Gross unrealized depreciation on investments	(6,493,418)
Net unrealized depreciation on investments	(5,995,331)
Cost of investments	84,631,230

[1]	This deferral is considered incurred in the subsequent year.
[2]	The capital loss carryforward will be used to offset any capital gains realized by the fund in future years. The fund will not make distributions from capital gains while a capital loss carryforward remains.

Distributions paid or accrued were characterized for tax purposes as follows (dollars in thousands):

	Year ended December 31, 2022						Year ended December 31, 2021
Share class	Ordinary income		Long-term capital gains		Total distributions paid or accrued		Ordinary income		Long-term capital gains		Total distributions paid or accrued
Class A	$672,348		$32,609		$704,957		$431,914		$163,952		$595,866
Class C	10,275		705		10,980		5,421		4,005		9,426
Class T	—	[3]	—	[3]	—	[3]	—	[3]	—	[3]	—	[3]
Class F-1	21,766		1,065		22,831		15,522		5,669		21,191
Class F-2	543,800		23,306		567,106		318,827		109,456		428,283
Class F-3	217,380		8,833		226,213		105,868		39,500		145,368
Class 529-A	32,109		1,605		33,714		21,024		8,089		29,113
Class 529-C	951		69		1,020		511		397		908
Class 529-E	906		49		955		594		258		852
Class 529-T	—	[3]	—	[3]	—	[3]	—	[3]	—	[3]	—	[3]
Class 529-F-1	—	[3]	—	[3]	—	[3]	—	[3]	—	[3]	—	[3]
Class 529-F-2	4,426		198		4,624		2,834		952		3,786
Class 529-F-3	—	[3]	—	[3]	—	[3]	—	[3]	—	[3]	—	[3]
Class R-1	701		47		748		288		227		515
Class R-2	6,235		428		6,663		2,981		2,266		5,247
Class R-2E	795		47		842		448		244		692
Class R-3	12,926		711		13,637		8,015		3,713		11,728
Class R-4	13,148		632		13,780		9,139		3,247		12,386
Class R-5E	4,159		188		4,347		2,205		860		3,065
Class R-5	8,984		395		9,379		3,788		1,733		5,521
Class R-6	431,640		18,096		449,736		252,562		79,232		331,794
Total	$1,982,549		$88,983		$2,071,532		$1,181,941		$423,800		$1,605,741

[3]	Amount less than one thousand.

84	The Bond Fund of America

7. Fees and transactions with related parties

CRMC, the fund’s investment adviser, is the parent company of American Funds Distributors®, Inc. (“AFD”), the principal underwriter of the fund’s shares, and American Funds Service Company® (“AFS”), the fund’s transfer agent. CRMC, AFD and AFS are considered related parties to the fund.

Investment advisory services — The fund has an investment advisory and service agreement with CRMC that provides for monthly fees accrued daily. These fees are based on a series of decreasing annual rates beginning with 0.300% on the first $60 million of daily net assets and decreasing to 0.105% on such assets in excess of $76 billion. The agreement also provides for monthly fees, accrued daily, based on a series of decreasing rates beginning with 2.25% on the first $8,333,333 of the fund’s monthly gross income and decreasing to 1.75% on such income in excess of $41,666,667. For the year ended December 31, 2022, the investment advisory services fees were $130,154,000, which were equivalent to an annualized rate of 0.179% of average daily net assets.

Class-specific fees and expenses — Expenses that are specific to individual share classes are accrued directly to the respective share class. The principal class-specific fees and expenses are further described below:

Distribution services — The fund has plans of distribution for all share classes, except Class F-2, F-3, 529-F-2, 529-F-3, R-5E, R-5 and R-6 shares. Under the plans, the board of trustees approves certain categories of expenses that are used to finance activities primarily intended to sell fund shares and service existing accounts. The plans provide for payments, based on an annualized percentage of average daily net assets, ranging from 0.25% to 1.00% as noted in this section. In some cases, the board of trustees has limited the amounts that may be paid to less than the maximum allowed by the plans. All share classes with a plan may use up to 0.25% of average daily net assets to pay service fees, or to compensate AFD for paying service fees, to firms that have entered into agreements with AFD to provide certain shareholder services. The remaining amounts available to be paid under each plan are paid to dealers to compensate them for their sales activities.

Share class	Currently approved limits	Plan limits
Class A	0.25%	0.25%
Class 529-A	0.25	0.50
Classes C, 529-C and R-1	1.00	1.00
Class R-2	0.75	1.00
Class R-2E	0.60	0.85
Classes 529-E and R-3	0.50	0.75
Classes T, F-1, 529-T, 529-F-1 and R-4	0.25	0.50

For Class A and 529-A shares, distribution-related expenses include the reimbursement of dealer and wholesaler commissions paid by AFD for certain shares sold without a sales charge. These share classes reimburse AFD for amounts billed within the prior 15 months but only to the extent that the overall annual expense limits are not exceeded. As of December 31, 2022, unreimbursed expenses subject to reimbursement totaled $7,437,000 for Class A shares. There were no unreimbursed expenses subject to reimbursement for Class 529-A shares.

Transfer agent services — The fund has a shareholder services agreement with AFS under which the fund compensates AFS for providing transfer agent services to each of the fund’s share classes. These services include recordkeeping, shareholder communications and transaction processing. In addition, the fund reimburses AFS for amounts paid to third parties for performing transfer agent services on behalf of fund shareholders.

Administrative services — The fund has an administrative services agreement with CRMC under which the fund compensates CRMC for providing administrative services to all share classes. Administrative services are provided by CRMC and its affiliates to help assist third parties providing non-distribution services to fund shareholders. These services include providing in-depth information on the fund and market developments that impact fund investments. Administrative services also include, but are not limited to, coordinating, monitoring and overseeing third parties that provide services to fund shareholders. The agreement provides the fund the ability to charge an administrative services fee at the annual rate of 0.05% of the average daily net assets attributable to each share class of the fund. Currently the fund pays CRMC an administrative services fee at the annual rate of 0.03% of the average daily net assets attributable to each share class of the fund for CRMC’s provision of administrative services.

529 plan services — Each 529 share class is subject to service fees to compensate the Virginia College Savings Plan (“Virginia529”) for its oversight and administration of the CollegeAmerica 529 college savings plan. The fees are based on the combined net assets invested in Class 529 and ABLE shares of the American Funds. Class ABLE shares are offered on other American Funds by

The Bond Fund of America	85

Virginia529 through ABLEAmerica®, a tax-advantaged savings program for individuals with disabilities. Virginia529 is not considered a related party to the fund.

The quarterly fees are based on a series of decreasing annual rates beginning with 0.09% on the first $20 billion of the combined net assets invested in the American Funds and decreasing to 0.03% on such assets in excess of $75 billion. The fees for any given calendar quarter are accrued and calculated on the basis of the average net assets of Class 529 and ABLE shares of the American Funds for the last month of the prior calendar quarter. For the year ended December 31, 2022, the 529 plan services fees were $888,000, which were equivalent to 0.058% of the average daily net assets of each 529 share class.

For the year ended December 31, 2022, class-specific expenses under the agreements were as follows (dollars in thousands):

	Distribution		Transfer agent		Administrative		529 plan
Share class	services		services		services		services
Class A	$65,875		$30,138		$7,905		Not applicable
Class C	5,721		660		172		Not applicable
Class T	—		—	*	—	*	Not applicable
Class F-1	2,105		1,330		260		Not applicable
Class F-2	Not applicable		22,311		5,798		Not applicable
Class F-3	Not applicable		74		2,230		Not applicable
Class 529-A	3,017		1,373		383		$742
Class 529-C	548		60		17		32
Class 529-E	196		16		12		23
Class 529-T	—		—	*	—	*	—	*
Class 529-F-1	—	*	—	*	—	*	—	*
Class 529-F-2	Not applicable		75		47		91
Class 529-F-3	Not applicable		—	*	—	*	—	*
Class R-1	380		37		11		Not applicable
Class R-2	2,593		1,242		104		Not applicable
Class R-2E	227		79		11		Not applicable
Class R-3	2,862		892		172		Not applicable
Class R-4	1,283		523		154		Not applicable
Class R-5E	Not applicable		235		45		Not applicable
Class R-5	Not applicable		163		94		Not applicable
Class R-6	Not applicable		145		4,413		Not applicable
Total class-specific expenses	$84,807		$59,353		$21,828		$888

*	Amount less than one thousand.

Trustees deferred compensation — Trustees who are unaffiliated with CRMC may elect to defer the cash payment of part or all of their compensation. These deferred amounts, which remain as liabilities of the fund, are treated as if invested in shares of the fund or other American Funds. These amounts represent general, unsecured liabilities of the fund and vary according to the total returns of the selected funds. Trustees’ compensation of $81,000 in the fund’s statement of operations reflects $152,000 in current fees (either paid in cash or deferred) and a net decrease of $71,000 in the value of the deferred amounts.

Affiliated officers and trustees — Officers and certain trustees of the fund are or may be considered to be affiliated with CRMC, AFD and AFS. No affiliated officers or trustees received any compensation directly from the fund.

Investment in CCF — The fund holds shares of CCF, an institutional prime money market fund managed by CRMC. CCF invests in high-quality, short-term money market instruments. CCF is used as the primary investment vehicle for the fund’s short-term instruments. CCF shares are only available for purchase by CRMC, its affiliates, and other funds managed by CRMC or its affiliates, and are not available to the public. CRMC does not receive an investment advisory services fee from CCF.

Security transactions with related funds — The fund purchased investment securities from, and sold investment securities to, other funds managed by CRMC (or funds managed by certain affiliates of CRMC) under procedures adopted by the fund’s board of trustees. The funds involved in such transactions are considered related by virtue of having a common investment adviser (or affiliated investment advisers), common trustees and/or common officers. Each transaction was executed at the current market price of the security and no brokerage commissions or fees were paid in accordance with Rule 17a-7 of the 1940 Act. During the year ended December 31, 2022, the fund engaged in such purchase and sale transactions with related funds in the amounts of $175,940,000 and $38,985,000, respectively, which generated $2,368,000 of net realized losses from such sales.

86	The Bond Fund of America

Interfund lending — Pursuant to an exemptive order issued by the SEC, the fund, along with other CRMC-managed funds (or funds managed by certain affiliates of CRMC), may participate in an interfund lending program. The program provides an alternate credit facility that permits the funds to lend or borrow cash for temporary purposes directly to or from one another, subject to the conditions of the exemptive order. The fund did not lend or borrow cash through the interfund lending program at any time during the year ended December 31, 2022.

8. Indemnifications

The fund’s organizational documents provide board members and officers with indemnification against certain liabilities or expenses in connection with the performance of their duties to the fund. In the normal course of business, the fund may also enter into contracts that provide general indemnifications. The fund’s maximum exposure under these arrangements is unknown since it is dependent on future claims that may be made against the fund. The risk of material loss from such claims is considered remote. Insurance policies are also available to the fund’s board members and officers.

9. Fund merger

On September 16, 2022, The Bond Fund of America (the “acquiring fund”) acquired the net assets of Capital Group Core Bond Fund (the “acquired fund”) pursuant to an Agreement and Plan of Reorganization and Liquidation approved by the fund’s board of trustees on March 9, 2022. The purpose of the transaction was to combine two funds with substantially similar investment objectives. The acquisition was accomplished by a tax-free exchange of shares of the acquired fund for Class F-3 shares of the acquiring fund at the close of business on September 16, 2022. Shares issued by the acquiring fund are disclosed in the capital share transactions table on the following page. Further information about the merger of the funds is as follows (dollars and shares in thousands except per-share amounts):

		Shares			Net asset value
	Status	outstanding		Net assets	per share
The Bond Fund of America, Class F-3	Acquiring fund	618,841		$7,152,477	$11.56
Capital Group Core Bond Fund	Acquired fund	51,799	*	482,759	9.32
The Bond Fund of America, Class F-3	Post merger	660,609		7,635,236	11.56

*	All shares were exchanged at a ratio of 1.24 to 1.

The cost, fair value and net unrealized depreciation of the investments of Capital Group Core Bond Fund as of the date of the close of business on September 16, 2022, were as follows (dollars in thousands):

Investment securities, at value	$480,512
Investment securities, at cost	513,172
Net unrealized depreciation	(32,660)

The acquired fund’s investment securities were excluded from the acquiring fund’s portfolio turnover rate calculation. Had the acquisition been completed on January 1, 2022, the beginning of the annual reporting period of the acquiring fund, the pro forma results of operations for the year ended December 31, 2022, would have been as follows (dollars in thousands):

Pro forma components of net assets on December 31, 2022
Net investment income	$1,985,501
Net realized loss	(5,094,212)
Net unrealized depreciation	(6,967,499)
Net decrease in net assets resulting from operations	$(10,076,210)

Since the combined investment portfolios have been managed as a single integrated portfolio since the reorganization was completed, it is not practicable to separate the income, expenses and changes in net assets of the acquired fund that have been included in the acquiring fund’s statement of operations since September 16, 2022.

The Bond Fund of America	87

10. Capital share transactions

Capital share transactions in the fund were as follows (dollars and shares in thousands):

	Sales*		Issued in connection with the merger of Capital Group Core Bond Fund		Reinvestments of distributions				Repurchases*		Net (decrease) increase
Share class	Amount	Shares	Amount	Shares	Amount		Shares		Amount	Shares	Amount	Shares

Year ended December 31, 2022

Class A	$2,802,059	232,234	$—	—	$697,441		58,445		$(5,156,600)	(430,054)	$(1,657,100)	(139,375)
Class C	82,137	6,785	—	—	10,896		913		(223,685)	(18,505)	(130,652)	(10,807)
Class T	—	—	—	—	—		—		—	—	—	—
Class F-1	216,444	18,247	—	—	22,239		1,864		(307,581)	(25,703)	(68,898)	(5,592)
Class F-2	10,281,657	859,458	—	—	553,366		46,464		(8,286,236)	(689,855)	2,548,787	216,067
Class F-3	3,206,936	266,296	482,759	41,769	224,558		18,863		(2,734,209)	(228,377)	1,180,044	98,551
Class 529-A	141,506	11,670	—	—	33,719		2,824		(277,394)	(22,939)	(102,169)	(8,445)
Class 529-C	11,658	963	—	—	1,020		86		(28,197)	(2,329)	(15,519)	(1,280)
Class 529-E	4,040	332	—	—	952		80		(10,044)	(832)	(5,052)	(420)
Class 529-T	—	—	—	—	—	†	—	†	—	—	— †	— †
Class 529-F-1	—	—	—	—	—	†	—	†	—	—	— †	— †
Class 529-F-2	29,657	2,451	—	—	4,607		386		(37,653)	(3,121)	(3,389)	(284)
Class 529-F-3	—	—	—	—	—	†	—	†	—	—	— †	— †
Class R-1	9,092	751	—	—	747		63		(8,541)	(710)	1,298	104
Class R-2	68,487	5,664	—	—	6,621		557		(107,121)	(8,786)	(32,013)	(2,565)
Class R-2E	10,645	871	—	—	837		70		(15,116)	(1,235)	(3,634)	(294)
Class R-3	111,908	9,205	—	—	13,530		1,135		(183,591)	(15,098)	(58,153)	(4,758)
Class R-4	121,051	9,950	—	—	13,746		1,152		(160,515)	(13,225)	(25,718)	(2,123)
Class R-5E	41,924	3,473	—	—	4,337		364		(31,125)	(2,577)	15,136	1,260
Class R-5	64,785	5,386	—	—	9,381		786		(110,546)	(9,151)	(36,380)	(2,979)
Class R-6	3,963,031	325,394	—	—	448,352		37,633		(2,286,589)	(190,475)	2,124,794	172,552
Total net increase (decrease)	$21,167,017	1,759,130	$482,759	41,769	$2,046,349		171,685		$(19,964,743)	(1,662,972)	$3,731,382	309,612

Year ended December 31, 2021

Class A	$5,399,156	399,358			$596,876		44,285		$(4,480,861)	(331,893)	$1,515,171	111,750
Class C	156,104	11,539			10,024		743		(273,093)	(20,227)	(106,965)	(7,945)
Class T	—	—			—		—		—	—	—	—
Class F-1	258,812	19,155			22,271		1,651		(550,345)	(40,683)	(269,262)	(19,877)
Class F-2	9,182,796	679,095			424,331		31,484		(4,949,570)	(366,729)	4,657,557	343,850
Class F-3	4,966,620	368,216			143,670		10,669		(1,482,730)	(109,949)	3,627,560	268,936
Class 529-A	273,918	20,253			29,897		2,217		(311,596)	(23,033)	(7,781)	(563)
Class 529-C	21,693	1,604			952		71		(39,708)	(2,936)	(17,063)	(1,261)
Class 529-E	7,846	580			861		64		(13,769)	(1,019)	(5,062)	(375)
Class 529-T	—	—			—	†	—	†	—	—	— †	— †
Class 529-F-1	—	—			—	†	—	†	—	—	— †	— †
Class 529-F-2	50,199	3,714			3,779		280		(38,310)	(2,833)	15,668	1,161
Class 529-F-3	—	—			—	†	—	†	—	—	— †	— †
Class R-1	13,301	986			514		38		(10,332)	(765)	3,483	259
Class R-2	109,434	8,090			5,231		388		(160,588)	(11,881)	(45,923)	(3,403)
Class R-2E	17,056	1,259			690		51		(17,512)	(1,296)	234	14
Class R-3	172,879	12,779			11,786		875		(233,176)	(17,257)	(48,511)	(3,603)
Class R-4	172,188	12,728			12,480		926		(264,316)	(19,566)	(79,648)	(5,912)
Class R-5E	100,893	7,459			3,058		227		(28,766)	(2,132)	75,185	5,554
Class R-5	243,353	18,023			5,675		421		(61,171)	(4,527)	187,857	13,917
Class R-6	4,789,022	354,533			330,424		24,522		(3,113,972)	(231,163)	2,005,474	147,892
Total net increase (decrease)	$25,935,270	1,919,371			$1,602,519		118,912		$(16,029,815)	(1,187,889)	$11,507,974	850,394

*	Includes exchanges between share classes of the fund.
†	Amount less than one thousand.

88	The Bond Fund of America

11. Investment transactions

The fund engaged in purchases and sales of investment securities, excluding short-term securities and U.S. government obligations, if any, of $261,076,295,000 and $250,021,748,000, respectively, during the year ended December 31, 2022. The purchases do not include the investment securities acquired from the merger with Capital Core Bond Fund that occurred on September 16, 2022.

The Bond Fund of America	89

Financial highlights

		(Loss) income from investment operations[1]			Dividends and distributions
Year ended	Net asset value, beginning of year	Net investment income	Net (losses) gains on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of year	Total return[2,3]	Net assets, end of year (in millions)		Ratio of expenses to average net assets before waivers/ reimbursements[4]		Ratio of expenses to average net assets after waivers/ reimbursements[3,4]		Ratio of net income to average net assets[3]
Class A:
12/31/2022	$13.39	$.31	$(1.99)	$(1.68)	$(.31)	$(.02)	$(.33)	$11.38	(12.68)%	$24,087		.58%		.58%		2.54%
12/31/2021	13.79	.18	(.31)	(.13)	(.19)	(.08)	(.27)	13.39	(.95)	30,201		.55		.55		1.36
12/31/2020	13.09	.22	1.18	1.40	(.26)	(.44)	(.70)	13.79	10.71	29,570		.57		.57		1.59
12/31/2019	12.57	.31	.69	1.00	(.30)	(.18)	(.48)	13.09	8.02	23,197		.60		.60		2.35
12/31/2018	12.89	.30	(.32)	(.02)	(.30)	—	(.30)	12.57	(.13)	19,352		.60		.60		2.37
Class C:
12/31/2022	13.39	.22	(1.99)	(1.77)	(.22)	(.02)	(.24)	11.38	(13.33)	487		1.33		1.33		1.78
12/31/2021	13.79	.08	(.31)	(.23)	(.09)	(.08)	(.17)	13.39	(1.68)	717		1.29		1.29		.60
12/31/2020	13.09	.11	1.18	1.29	(.15)	(.44)	(.59)	13.79	9.90	848		1.31		1.31		.87
12/31/2019	12.57	.21	.69	.90	(.20)	(.18)	(.38)	13.09	7.20	786		1.36		1.36		1.60
12/31/2018	12.89	.20	(.32)	(.12)	(.20)	—	(.20)	12.57	(.91)	825		1.39		1.39		1.58
Class T:
12/31/2022	13.39	.34	(1.99)	(1.65)	(.34)	(.02)	(.36)	11.38	(12.47)[5]	—	[6]	.33	[5]	.33	[5]	2.78	[5]
12/31/2021	13.79	.21	(.31)	(.10)	(.22)	(.08)	(.30)	13.39	(.74)[5]	—	[6]	.33	[5]	.33	[5]	1.55	[5]
12/31/2020	13.09	.25	1.18	1.43	(.29)	(.44)	(.73)	13.79	10.98 [5]	—	[6]	.34	[5]	.34	[5]	1.81	[5]
12/31/2019	12.57	.34	.69	1.03	(.33)	(.18)	(.51)	13.09	8.24 [5]	—	[6]	.37	[5]	.37	[5]	2.56	[5]
12/31/2018	12.89	.33	(.32)	.01	(.33)	—	(.33)	12.57	.09 [5]	—	[6]	.39	[5]	.39	[5]	2.58	[5]
Class F-1:
12/31/2022	13.39	.30	(1.99)	(1.69)	(.30)	(.02)	(.32)	11.38	(12.71)	796		.61		.61		2.51
12/31/2021	13.79	.18	(.31)	(.13)	(.19)	(.08)	(.27)	13.39	(.99)	1,011		.59		.59		1.30
12/31/2020	13.09	.21	1.18	1.39	(.25)	(.44)	(.69)	13.79	10.68	1,315		.60		.60		1.55
12/31/2019	12.57	.31	.69	1.00	(.30)	(.18)	(.48)	13.09	7.97	977		.64		.64		2.31
12/31/2018	12.89	.29	(.32)	(.03)	(.29)	—	(.29)	12.57	(.18)	745		.66		.66		2.32
Class F-2:
12/31/2022	13.39	.34	(1.99)	(1.65)	(.34)	(.02)	(.36)	11.38	(12.46)	19,982		.33		.33		2.81
12/31/2021	13.79	.22	(.31)	(.09)	(.23)	(.08)	(.31)	13.39	(.71)	20,613		.31		.31		1.60
12/31/2020	13.09	.25	1.18	1.43	(.29)	(.44)	(.73)	13.79	10.99	16,494		.32		.32		1.81
12/31/2019	12.57	.35	.69	1.04	(.34)	(.18)	(.52)	13.09	8.28	9,415		.35		.35		2.59
12/31/2018	12.89	.33	(.32)	.01	(.33)	—	(.33)	12.57	.14	5,728		.34		.34		2.65
Class F-3:
12/31/2022	13.39	.35	(1.99)	(1.64)	(.35)	(.02)	(.37)	11.38	(12.36)	7,866		.22		.22		2.92
12/31/2021	13.79	.23	(.31)	(.08)	(.24)	(.08)	(.32)	13.39	(.60)	7,934		.20		.20		1.72
12/31/2020	13.09	.27	1.18	1.45	(.31)	(.44)	(.75)	13.79	11.10	4,465		.21		.21		1.90
12/31/2019	12.57	.36	.69	1.05	(.35)	(.18)	(.53)	13.09	8.40	2,212		.25		.24		2.70
12/31/2018	12.89	.34	(.32)	.02	(.34)	—	(.34)	12.57	.21	1,483		.27		.27		2.70
Class 529-A:
12/31/2022	13.39	.30	(1.99)	(1.69)	(.30)	(.02)	(.32)	11.38	(12.71)	1,156		.62		.62		2.51
12/31/2021	13.79	.18	(.31)	(.13)	(.19)	(.08)	(.27)	13.39	(.99)	1,473		.59		.59		1.31
12/31/2020	13.09	.21	1.18	1.39	(.25)	(.44)	(.69)	13.79	10.67	1,526		.61		.61		1.54
12/31/2019	12.57	.30	.69	.99	(.29)	(.18)	(.47)	13.09	7.95	1,174		.66		.66		2.29
12/31/2018	12.89	.29	(.32)	(.03)	(.29)	—	(.29)	12.57	(.21)	1,003		.69		.69		2.29

Refer to the end of the table for footnotes.

90	The Bond Fund of America

Financial highlights (continued)

		(Loss) income from investment operations[1]			Dividends and distributions
Year ended	Net asset value, beginning of year	Net investment income	Net (losses) gains on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of year	Total return[2,3]	Net assets, end of year (in millions)		Ratio of expenses to average net assets before waivers/ reimbursements[4]		Ratio of expenses to average net assets after waivers/ reimbursements[3,4]		Ratio of net income to average net assets[3]
Class 529-C:
12/31/2022	$13.39	$.21	$(1.99)	$(1.78)	$(.21)	$(.02)	$(.23)	$11.38	(13.38)%	$45		1.38%		1.38%		1.72%
12/31/2021	13.79	.08	(.31)	(.23)	(.09)	(.08)	(.17)	13.39	(1.73)	70		1.34		1.34		.56
12/31/2020	13.09	.11	1.18	1.29	(.15)	(.44)	(.59)	13.79	9.85	89		1.36		1.36		.90
12/31/2019	12.57	.21	.69	.90	(.20)	(.18)	(.38)	13.09	7.16	180		1.40		1.40		1.56
12/31/2018	12.89	.20	(.32)	(.12)	(.20)	—	(.20)	12.57	(.94)	191		1.43		1.43		1.55
Class 529-E:
12/31/2022	13.39	.28	(1.99)	(1.71)	(.28)	(.02)	(.30)	11.38	(12.88)	34		.81		.81		2.30
12/31/2021	13.79	.15	(.31)	(.16)	(.16)	(.08)	(.24)	13.39	(1.19)	46		.79		.79		1.11
12/31/2020	13.09	.18	1.18	1.36	(.22)	(.44)	(.66)	13.79	10.46	53		.80		.80		1.37
12/31/2019	12.57	.28	.69	.97	(.27)	(.18)	(.45)	13.09	7.75	46		.85		.85		2.11
12/31/2018	12.89	.27	(.32)	(.05)	(.27)	—	(.27)	12.57	(.40)	43		.88		.88		2.10
Class 529-T:
12/31/2022	13.39	.33	(1.99)	(1.66)	(.33)	(.02)	(.35)	11.38	(12.51)[5]	—	[6]	.38	[5]	.38	[5]	2.74	[5]
12/31/2021	13.79	.21	(.31)	(.10)	(.22)	(.08)	(.30)	13.39	(.78)[5]	—	[6]	.37	[5]	.37	[5]	1.52	[5]
12/31/2020	13.09	.24	1.18	1.42	(.28)	(.44)	(.72)	13.79	10.91 [5]	—	[6]	.39	[5]	.39	[5]	1.77	[5]
12/31/2019	12.57	.33	.69	1.02	(.32)	(.18)	(.50)	13.09	8.20 [5]	—	[6]	.42	[5]	.42	[5]	2.51	[5]
12/31/2018	12.89	.32	(.32)	— [7]	(.32)	—	(.32)	12.57	.04 [5]	—	[6]	.44	[5]	.44	[5]	2.54	[5]
Class 529-F-1:
12/31/2022	13.39	.33	(1.99)	(1.66)	(.33)	(.02)	(.35)	11.38	(12.53)[5]	—	[6]	.40	[5]	.40	[5]	2.71	[5]
12/31/2021	13.79	.20	(.31)	(.11)	(.21)	(.08)	(.29)	13.39	(.82)[5]	—	[6]	.41	[5]	.41	[5]	1.48	[5]
12/31/2020	13.09	.24	1.18	1.42	(.28)	(.44)	(.72)	13.79	10.92 [5]	—	[6]	.38	[5]	.38	[5]	1.87	[5]
12/31/2019	12.57	.34	.69	1.03	(.33)	(.18)	(.51)	13.09	8.20	128		.42		.42		2.53
12/31/2018	12.89	.32	(.32)	— [7]	(.32)	—	(.32)	12.57	.03	102		.44		.44		2.54
Class 529-F-2:
12/31/2022	13.39	.34	(1.99)	(1.65)	(.34)	(.02)	(.36)	11.38	(12.45)	147		.32		.32		2.81
12/31/2021	13.79	.21	(.31)	(.10)	(.22)	(.08)	(.30)	13.39	(.73)	177		.33		.33		1.58
12/31/2020[8,9]	14.00	.03	.24	.27	(.04)	(.44)	(.48)	13.79	1.88 [10]	166		.06	[10]	.06	[10]	.24	[10]
Class 529-F-3:
12/31/2022	13.39	.34	(1.99)	(1.65)	(.34)	(.02)	(.36)	11.38	(12.42)	—	[6]	.27		.27		2.85
12/31/2021	13.79	.22	(.31)	(.09)	(.23)	(.08)	(.31)	13.39	(.69)	—	[6]	.27		.27		1.62
12/31/2020[8,9]	14.00	.04	.23	.27	(.04)	(.44)	(.48)	13.79	1.90 [10]	—	[6]	.08	[10]	.04	[10]	.25	[10]
Class R-1:
12/31/2022	13.39	.22	(1.99)	(1.77)	(.22)	(.02)	(.24)	11.38	(13.31)	37		1.31		1.31		1.83
12/31/2021	13.79	.08	(.31)	(.23)	(.09)	(.08)	(.17)	13.39	(1.69)	42		1.29		1.29		.62
12/31/2020	13.09	.11	1.18	1.29	(.15)	(.44)	(.59)	13.79	9.88	39		1.33		1.33		.85
12/31/2019	12.57	.21	.69	.90	(.20)	(.18)	(.38)	13.09	7.21	39		1.35		1.35		1.61
12/31/2018	12.89	.20	(.32)	(.12)	(.20)	—	(.20)	12.57	(.89)	30		1.37		1.37		1.60

Refer to the end of the table for footnotes.

The Bond Fund of America	91

Financial highlights (continued)

		(Loss) income from investment operations[1]			Dividends and distributions
Year ended	Net asset value, beginning of year	Net investment income	Net (losses) gains on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of year	Total return[2,3]	Net assets, end of year (in millions)	Ratio of expenses to average net assets before waivers/ reimbursements[4]	Ratio of expenses to average net assets after waivers/ reimbursements[3,4]	Ratio of net income to average net assets[3]
Class R-2:
12/31/2022	$13.39	$.22	$(1.99)	$(1.77)	$(.22)	$(.02)	$(.24)	$11.38	(13.33)%	$319	1.33%	1.33%	1.79%
12/31/2021	13.79	.08	(.31)	(.23)	(.09)	(.08)	(.17)	13.39	(1.69)	409	1.30	1.30	.60
12/31/2020	13.09	.12	1.18	1.30	(.16)	(.44)	(.60)	13.79	9.91	468	1.30	1.30	.87
12/31/2019	12.57	.22	.69	.91	(.21)	(.18)	(.39)	13.09	7.22	410	1.34	1.34	1.61
12/31/2018	12.89	.20	(.32)	(.12)	(.20)	—	(.20)	12.57	(.88)	400	1.36	1.36	1.61
Class R-2E:
12/31/2022	13.39	.25	(1.99)	(1.74)	(.25)	(.02)	(.27)	11.38	(13.07)	34	1.03	1.03	2.09
12/31/2021	13.79	.12	(.31)	(.19)	(.13)	(.08)	(.21)	13.39	(1.40)	44	1.00	1.00	.90
12/31/2020	13.09	.16	1.18	1.34	(.20)	(.44)	(.64)	13.79	10.22	46	1.02	1.02	1.14
12/31/2019	12.57	.25	.69	.94	(.24)	(.18)	(.42)	13.09	7.53	33	1.05	1.05	1.90
12/31/2018	12.89	.24	(.32)	(.08)	(.24)	—	(.24)	12.57	(.59)	26	1.07	1.07	1.92
Class R-3:
12/31/2022	13.39	.27	(1.99)	(1.72)	(.27)	(.02)	(.29)	11.38	(12.93)	518	.87	.87	2.25
12/31/2021	13.79	.14	(.31)	(.17)	(.15)	(.08)	(.23)	13.39	(1.25)	673	.85	.85	1.05
12/31/2020	13.09	.18	1.18	1.36	(.22)	(.44)	(.66)	13.79	10.40	743	.86	.86	1.31
12/31/2019	12.57	.27	.69	.96	(.26)	(.18)	(.44)	13.09	7.70	633	.89	.89	2.06
12/31/2018	12.89	.26	(.32)	(.06)	(.26)	—	(.26)	12.57	(.43)	582	.91	.91	2.06
Class R-4:
12/31/2022	13.39	.31	(1.99)	(1.68)	(.31)	(.02)	(.33)	11.38	(12.67)	476	.57	.57	2.55
12/31/2021	13.79	.18	(.31)	(.13)	(.19)	(.08)	(.27)	13.39	(.94)	588	.54	.54	1.35
12/31/2020	13.09	.22	1.18	1.40	(.26)	(.44)	(.70)	13.79	10.73	688	.55	.55	1.61
12/31/2019	12.57	.31	.69	1.00	(.30)	(.18)	(.48)	13.09	8.03	567	.59	.59	2.37
12/31/2018	12.89	.30	(.32)	(.02)	(.30)	—	(.30)	12.57	(.13)	518	.61	.61	2.37
Class R-5E:
12/31/2022	13.39	.33	(1.99)	(1.66)	(.33)	(.02)	(.35)	11.38	(12.50)	150	.37	.37	2.77
12/31/2021	13.79	.21	(.31)	(.10)	(.22)	(.08)	(.30)	13.39	(.75)	160	.34	.34	1.60
12/31/2020	13.09	.25	1.18	1.43	(.29)	(.44)	(.73)	13.79	10.95	88	.35	.35	1.78
12/31/2019	12.57	.34	.69	1.03	(.33)	(.18)	(.51)	13.09	8.25	43	.37	.37	2.53
12/31/2018	12.89	.33	(.32)	.01	(.33)	—	(.33)	12.57	.09	8	.40	.40	2.63
Class R-5:
12/31/2022	13.39	.35	(1.99)	(1.64)	(.35)	(.02)	(.37)	11.38	(12.40)	283	.27	.27	2.85
12/31/2021	13.79	.22	(.31)	(.09)	(.23)	(.08)	(.31)	13.39	(.65)	373	.25	.25	1.69
12/31/2020	13.09	.26	1.18	1.44	(.30)	(.44)	(.74)	13.79	11.06	192	.26	.26	1.91
12/31/2019	12.57	.35	.69	1.04	(.34)	(.18)	(.52)	13.09	8.35	173	.29	.29	2.67
12/31/2018	12.89	.34	(.32)	.02	(.34)	—	(.34)	12.57	.17	163	.31	.31	2.67
Class R-6:
12/31/2022	13.39	.35	(1.99)	(1.64)	(.35)	(.02)	(.37)	11.38	(12.36)	14,744	.22	.22	2.93
12/31/2021	13.79	.23	(.31)	(.08)	(.24)	(.08)	(.32)	13.39	(.60)	15,035	.20	.20	1.71
12/31/2020	13.09	.27	1.18	1.45	(.31)	(.44)	(.75)	13.79	11.11	13,449	.21	.21	1.95
12/31/2019	12.57	.36	.69	1.05	(.35)	(.18)	(.53)	13.09	8.40	10,434	.24	.24	2.72
12/31/2018	12.89	.34	(.32)	.02	(.34)	—	(.34)	12.57	.22	8,116	.26	.26	2.73

Refer to the end of the table for footnotes.

92	The Bond Fund of America

Financial highlights (continued)

	Year ended December 31,
Portfolio turnover rate for all share classes[11,12]	2022	2021	2020	2019	2018
Excluding mortgage dollar roll transactions	74%	74%	113%	127%	121%
Including mortgage dollar roll transactions	412%	368%	535%	286%	356%

[1]	Based on average shares outstanding.
[2]	Total returns exclude any applicable sales charges, including contingent deferred sales charges.
[3]	This column reflects the impact, if any, of certain waivers/reimbursements from AFS and/or CRMC. During one of the years shown, AFS waived a portion of transfer agent services fees for Class F-3 shares. In addition, during some of the years shown, CRMC reimbursed a portion of transfer agent services fees for certain share classes.
[4]	Ratios do not include expenses of any Central Funds. The fund indirectly bears its proportionate share of the expenses of any Central Funds.
[5]	All or a significant portion of assets in this class consisted of seed capital invested by CRMC and/or its affiliates. Fees for distribution services are not charged or accrued on these seed capital assets. If such fees were paid by the fund on seed capital assets, fund expenses would have been higher and net income and total return would have been lower.
[6]	Amount less than $1 million.
[7]	Amount less than $.01.
[8]	Based on operations for a period that is less than a full year.
[9]	Class 529-F-2 and 529-F-3 shares began investment operations on October 30, 2020.
[10]	Not annualized.
[11]	Rates do not include the fund’s portfolio activity with respect to any Central Funds.
[12]	Refer to Note 5 for more information on mortgage dollar rolls.

Refer to the notes to financial statements.

The Bond Fund of America	93

Report of Independent Registered Public Accounting Firm

To the Shareholders and Board of Trustees of The Bond Fund of America:

Opinion on the Financial Statements and Financial Highlights

We have audited the accompanying statement of assets and liabilities of The Bond Fund of America (the “Fund”), including the investment portfolio, as of December 31, 2022, the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of December 31, 2022, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of December 31, 2022, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

Deloitte & Touche LLP

Costa Mesa, California

February 10, 2023

We have served as the auditor of one or more American Funds investment companies since 1956.

94	The Bond Fund of America

Expense example	unaudited

As a fund shareholder, you incur two types of costs: (1) transaction costs, such as initial sales charges on purchase payments and contingent deferred sales charges on redemptions (loads), and (2) ongoing costs, including management fees, distribution and service (12b-1) fees, and other expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund so you can compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period (July 1, 2022, through December 31, 2022).

Actual expenses:

The first line of each share class in the table on the following page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading titled “Expenses paid during period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes:

The second line of each share class in the table on the following page provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio for the share class and an assumed rate of return of 5.00% per year before expenses, which is not the actual return of the share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5.00% hypothetical example with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Notes:

Retirement plan participants may be subject to certain fees charged by the plan sponsor, and Class F-1, F-2, F-3, 529-F-1, 529-F-2 and 529-F-3 shareholders may be subject to fees charged by financial intermediaries, typically ranging from 0.75% to 1.50% of assets annually depending on services offered. You can estimate the impact of these fees by adding the amount of the fees to the total estimated expenses you paid on your account during the period as calculated above. In addition, your ending account value would be lower by the amount of these fees.

Note that the expenses shown in the table on the following page are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of each share class in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

The Bond Fund of America	95

Expense example (continued)

	Beginning account value 7/1/2022	Ending account value 12/31/2022	Expenses paid during period*	Annualized expense ratio
Class A – actual return	$1,000.00	$973.40	$2.93	.59%
Class A – assumed 5% return	1,000.00	1,022.23	3.01	.59
Class C – actual return	1,000.00	969.76	6.60	1.33
Class C – assumed 5% return	1,000.00	1,018.50	6.77	1.33
Class T – actual return	1,000.00	974.56	1.74	.35
Class T – assumed 5% return	1,000.00	1,023.44	1.79	.35
Class F-1 – actual return	1,000.00	973.27	3.03	.61
Class F-1 – assumed 5% return	1,000.00	1,022.13	3.11	.61
Class F-2 – actual return	1,000.00	974.63	1.69	.34
Class F-2 – assumed 5% return	1,000.00	1,023.49	1.73	.34
Class F-3 – actual return	1,000.00	975.22	1.10	.22
Class F-3 – assumed 5% return	1,000.00	1,024.10	1.12	.22
Class 529-A – actual return	1,000.00	973.18	3.13	.63
Class 529-A – assumed 5% return	1,000.00	1,022.03	3.21	.63
Class 529-C – actual return	1,000.00	969.45	6.95	1.40
Class 529-C – assumed 5% return	1,000.00	1,018.15	7.12	1.40
Class 529-E – actual return	1,000.00	972.26	4.08	.82
Class 529-E – assumed 5% return	1,000.00	1,021.07	4.18	.82
Class 529-T – actual return	1,000.00	974.31	1.94	.39
Class 529-T – assumed 5% return	1,000.00	1,023.24	1.99	.39
Class 529-F-1 – actual return	1,000.00	974.25	2.04	.41
Class 529-F-1 – assumed 5% return	1,000.00	1,023.14	2.09	.41
Class 529-F-2 – actual return	1,000.00	974.69	1.64	.33
Class 529-F-2 – assumed 5% return	1,000.00	1,023.54	1.68	.33
Class 529-F-3 – actual return	1,000.00	974.89	1.39	.28
Class 529-F-3 – assumed 5% return	1,000.00	1,023.79	1.43	.28
Class R-1 – actual return	1,000.00	969.85	6.50	1.31
Class R-1 – assumed 5% return	1,000.00	1,018.60	6.67	1.31
Class R-2 – actual return	1,000.00	969.79	6.55	1.32
Class R-2 – assumed 5% return	1,000.00	1,018.55	6.72	1.32
Class R-2E – actual return	1,000.00	971.24	5.12	1.03
Class R-2E – assumed 5% return	1,000.00	1,020.01	5.24	1.03
Class R-3 – actual return	1,000.00	971.99	4.37	.88
Class R-3 – assumed 5% return	1,000.00	1,020.77	4.48	.88
Class R-4 – actual return	1,000.00	973.49	2.84	.57
Class R-4 – assumed 5% return	1,000.00	1,022.33	2.91	.57
Class R-5E – actual return	1,000.00	974.46	1.89	.38
Class R-5E – assumed 5% return	1,000.00	1,023.29	1.94	.38
Class R-5 – actual return	1,000.00	974.95	1.39	.28
Class R-5 – assumed 5% return	1,000.00	1,023.79	1.43	.28
Class R-6 – actual return	1,000.00	975.22	1.10	.22
Class R-6 – assumed 5% return	1,000.00	1,024.10	1.12	.22

*	The “expenses paid during period” are equal to the “annualized expense ratio,” multiplied by the average account value over the period, multiplied by the number of days in the period, and divided by 365 (to reflect the one-half year period).

96	The Bond Fund of America

Tax information	unaudited

We are required to advise you of the federal tax status of certain distributions received by shareholders during the fiscal year. The fund hereby designates the following amounts for the fund’s fiscal year ended December 31, 2022:

Long-term capital gains	$88,414,000
Qualified dividend income	$2,018,000
Section 163(j) interest dividends	$1,981,360,000
Corporate dividends received deduction	$1,106,000
U.S. government income that may be exempt from state taxation	$811,211,000

Individual shareholders should refer to their Form 1099 or other tax information, which was mailed in January 2023, to determine the calendar year amounts to be included on their 2022 tax returns. Shareholders should consult their tax advisors.

The Bond Fund of America	97

Liquidity Risk Management Program	unaudited

The fund has adopted a liquidity risk management program (the “program”). The fund’s board has designated Capital Research and Management Company (“CRMC”) as the administrator of the program. Personnel of CRMC or its affiliates conduct the day-to-day operation of the program pursuant to policies and procedures administered by the Capital Group Liquidity Risk Management Committee.

Under the program, CRMC manages the fund’s liquidity risk, which is the risk that the fund could not meet shareholder redemption requests without significant dilution of remaining shareholders’ interests in the fund. This risk is managed by monitoring the degree of liquidity of the fund’s investments, limiting the amount of the fund’s illiquid investments, and utilizing various risk management tools and facilities available to the fund for meeting shareholder redemptions, among other means. CRMC’s process of determining the degree of liquidity of the fund’s investments is supported by one or more third-party liquidity assessment vendors.

The fund’s board reviewed a report prepared by CRMC regarding the operation and effectiveness of the program for the period October 1, 2021, through September 30, 2022. No significant liquidity events impacting the fund were noted in the report. In addition, CRMC provided its assessment that the program had been effective in managing the fund’s liquidity risk.

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Board of trustees and other officers

Independent trustees1

Name, Date of Birth and Position with Fund	Year First Elected as a Director/ Trustee)[2]	Principal Occupation(s) During the Past Five Years	Number of Portfolios Overseen by Trustee	Other Directorships[3] Held by Trustee During the Past Five Years
Francisco G. Cigarroa, MD, 1957	2021	Professor of Surgery, University of Texas Health San Antonio; Trustee, Ford Foundation; Clayton Research Scholar, Clayton Foundation for Biomedical Research	86	None
James G. Ellis, 1947	2006	Former Dean and Professor of Marketing, Marshall School of Business, University of Southern California	96	Advanced Merger Partners; EVe Mobility Acquisition Corp (acquisitions of companies in the electric vehicle market); J. G. Boswell (agricultural production); Mercury General Corporation
Nariman Farvardin, 1956	2018	President, Stevens Institute of Technology	91	None
Jennifer C. Feikin, 1968	2022	Business Advisor; previously held positions at Google, AOL, 20th Century Fox and McKinsey & Company; Trustee, The Nature Conservancy of Utah; former Trustee, The Nature Conservancy of California; former Director, First Descents	97	Hertz Global Holdings, Inc.
Leslie Stone Heisz, 1961	2022	Former Managing Director, Lazard (retired, 2010); Director, Kaiser Permanente (California public benefit corporation); former Lecturer, UCLA Anderson School of Management	97	Edwards Lifesciences; Public Storage
Mary Davis Holt, 1950	2015–2016; 2017	Principal, Mary Davis Holt Enterprises, LLC (leadership development consulting); former Partner, Flynn Heath Holt Leadership, LLC (leadership consulting); former COO, Time Life Inc. (1993–2003)	87	None
Merit E. Janow, 1958	2010	Dean Emerita and Professor of Practice, International Economic Law & International Affairs, Columbia University, School of International and Public Affairs	93	Aptiv (autonomous and green vehicle technology); Mastercard Incorporated
Margaret Spellings, 1957 Chair of the Board (Independent and Non-Executive)	2010	President and CEO, Texas 2036; former President, Margaret Spellings & Company (public policy and strategic consulting); former President, The University of North Carolina; former President, George W. Bush Presidential Center	91	None
Alexandra Trower, 1964	2019	Former Executive Vice President, Global Communications and Corporate Officer, The Estée Lauder Companies	86	None
Paul S. Williams, 1959	2020	Former Partner/Managing Director, Major, Lindsey & Africa (executive recruiting firm)	86	Air Transport Services Group, Inc. (aircraft leasing and air cargo transportation); Compass Minerals, Inc. (producer of salt and specialty fertilizers); Public Storage, Inc.

106	The Bond Fund of America

Interested trustees[4,5]

Name, Date of Birth and Position with Fund	Year First Elected as a Director/ Trustee/ Officer[2]	Principal Occupation(s) During the Past Five Years and Positions Held with Affiliated Entities or the Principal Underwriter of the Fund	Number of Portfolios Overseen by Trustee	Other Directorships[3] Held by Trustee During the Past Five Years
Michael C. Gitlin, 1970	2015	Partner — Capital Fixed Income Investors, Capital Research and Management Company; Vice Chairman and Director, Capital Research and Management Company; Director, The Capital Group Companies, Inc.[6]	86	None
Karl J. Zeile, 1966	2019	Partner — Capital Fixed Income Investors, Capital Research and Management Company	21	None

The fund’s statement of additional information includes further details about fund trustees and is available without charge upon request by calling American Funds Service Company at (800) 421-4225 or by visiting the Capital Group website at capitalgroup.com. The address for all trustees and officers of the fund is 333 South Hope Street, Los Angeles, CA 90071, Attention: Secretary.

Refer to page 108 for footnotes.

The Bond Fund of America	107

Other officers5

Name, Year of Birth and Position with Fund	Year First Elected as an Officer[2]	Principal Occupation(s) During the Past Five Years and Positions Held with Affiliated Entities or the Principal Underwriter of the Fund
Pramod Atluri, 1976 President	2016

Partner — Capital Fixed Income Investors, Capital Research and Management Company; Vice President — Capital Fixed Income Investors, Capital Bank and Trust Company[6]; Director, Capital Research and Management Company

Kristine M. Nishiyama, 1970 Principal Executive Officer	2003	Senior Vice President and Senior Counsel — Fund Business Management Group, Capital Research and Management Company; Chair, Senior Vice President, General Counsel and Director, Capital Bank and Trust Company[6]
Michael W. Stockton, 1967 Executive Vice President	2021	Senior Vice President — Fund Business Management Group, Capital Research and Management Company
David J. Betanzos, 1974 Senior Vice President	2016	Partner — Capital Fixed Income Investors, Capital Research and Management Company
David A. Hoag, 1965 Senior Vice President	2015	Partner — Capital Fixed Income Investors, Capital Research and Management Company; Partner — Capital Fixed Income Investors, Capital Bank and Trust Company[6]
Fergus N. MacDonald, 1969 Senior Vice President	2015	Partner — Capital Fixed Income Investors, Capital Research and Management Company
Steven I. Koszalka, 1964 Secretary	2010	Vice President — Fund Business Management Group, Capital Research and Management Company
Brian C. Janssen, 1972 Treasurer	2011	Senior Vice President — Investment Operations, Capital Research and Management Company
Jane Y. Chung, 1974 Assistant Secretary	2014	Associate — Fund Business Management Group, Capital Research and Management Company
Sandra Chuon, 1972 Assistant Treasurer	2019	Vice President — Investment Operations, Capital Research and Management Company
Becky L. Park, 1979 Assistant Treasurer	2021	Vice President — Investment Operations, Capital Research and Management Company

[1]	The term independent trustee refers to a trustee who is not an “interested person” of the fund within the meaning of the Investment Company Act of 1940.
[2]	Trustees and officers of the fund serve until their resignation, removal or retirement.
[3]	This includes all directorships/trusteeships (other than those in the American Funds or other funds managed by Capital Research and Management Company or its affiliates) that are held by each trustee as a trustee or director of a public company or a registered investment company.
[4]	The term interested trustee refers to a trustee who is an “interested person” within the meaning of the Investment Company Act of 1940, on the basis of their affiliation with the fund’s investment adviser, Capital Research and Management Company, or affiliated entities (including the fund’s principal underwriter).
[5]	All of the trustees and/or officers listed are officers and/or directors/trustees of one or more of the other funds for which Capital Research and Management Company serves as investment adviser.
[6]	Company affiliated with Capital Research and Management Company.

108	The Bond Fund of America

Office of the fund

333 South Hope Street
Los Angeles, CA 90071-1406

Investment adviser

Capital Research and Management Company
333 South Hope Street
Los Angeles, CA 90071-1406

Transfer agent for shareholder accounts

American Funds Service Company
(Write to the address nearest you.)

P.O. Box 6007
Indianapolis, IN 46206-6007

P.O. Box 2280
Norfolk, VA 23501-2280

Custodian of assets

JPMorgan Chase Bank
270 Park Avenue
New York, NY 10017-2070

Counsel

Morgan, Lewis & Bockius LLP
One Federal Street
Boston, MA 02110-1726

Independent registered public accounting firm

Deloitte & Touche LLP
695 Town Center Drive
Suite 1000
Costa Mesa, CA 92626-7188

Principal underwriter

American Funds Distributors, Inc.
333 South Hope Street
Los Angeles, CA 90071-1406

Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the Capital Group website at capitalgroup.com.

“American Funds Proxy Voting Procedures and Principles” — which describes how we vote proxies relating to portfolio securities — is available on the American Funds website or upon request by calling AFS. The fund files its proxy voting record with the U.S. Securities and Exchange Commission (SEC) for the 12 months ended June 30 by August 31. The proxy voting record is available free of charge on the SEC website at sec.gov or our website.

The Bond Fund of America files a complete list of its portfolio holdings with the SEC for the first and third quarters of each fiscal year on NPORT-P. The list of portfolio holdings is available free of charge on the SEC website and on our website.

This report is for the information of shareholders of The Bond Fund of America, but it also may be used as sales literature when preceded or accompanied by the current prospectus or summary prospectus, which gives details about charges, expenses, investment objectives and operating policies of the fund. If used as sales material after March 31, 2023, this report must be accompanied by an American Funds statistical update for the most recently completed calendar quarter.

Bloomberg Index Services Limited. BLOOMBERG® is a trademark and service mark of Bloomberg Finance L.P. and its affiliates (collectively “Bloomberg”). Bloomberg or Bloomberg’s licensors own all proprietary rights in the Bloomberg Indices. Neither Bloomberg nor Bloomberg’s licensors approves or endorses this material, or guarantees the accuracy or completeness of any information herein, or makes any warranty, express or implied, as to the results to be obtained therefrom and, to the maximum extent allowed by law, neither shall have any liability or responsibility for injury or damages arising in connection therewith.

This report, and any product, index or fund referred to herein, is not sponsored, endorsed or promoted in any way by J.P. Morgan or any of its affiliates who provide no warranties whatsoever, express or implied, and shall have no liability to any prospective investor, in connection with this report. J.P. Morgan disclaimer: https://www.jpmm.com/research/disclosures.

American Funds Distributors, Inc., member FINRA.

The Capital Advantage®

Since 1931, Capital Group, home of American Funds, has helped investors pursue long-term investment success. Our consistent approach — in combination with The Capital SystemTM — has resulted in superior outcomes.

Aligned with investor success

We base our decisions on a long-term perspective, which we believe aligns our goals with the interests of our clients. Our portfolio managers average 27 years of investment industry experience, including 21 years at our company, reflecting a career commitment to our long-term approach.1

The Capital System

The Capital System combines individual accountability with teamwork. Funds using The Capital System are divided into portions that are managed independently by investment professionals with diverse backgrounds, ages and investment approaches. An extensive global research effort is the backbone of our system.

American Funds’ superior outcomes

Equity funds have beaten their Lipper peer indexes in 90% of 10-year periods and 99% of 20-year periods.2 Fixed income funds have helped investors achieve diversification through attention to correlation between bonds and equities.3 Fund management fees have been among the lowest in the industry.4

[1]	Investment industry experience as of December 31, 2021.
[2]	Based on Class F-2 share results for rolling calendar-year periods starting the first full calendar year after each fund’s inception through December 31, 2021. Periods covered are the shorter of the fund’s lifetime or since the comparable Lipper index inception date (except Capital Income Builder and SMALLCAP World Fund, for which the Lipper average was used). Expenses differ for each share class, so results will vary.
[3]	Based on Class F-2 share results as of December 31, 2021. Thirteen of the 17 fixed income American Funds that have been in existence for the three-year period showed a three-year correlation below 0.3. S&P 500 Index was used as an equity market proxy. Correlation based on monthly total returns. Correlation is a statistical measure of how two securities move in relation to each other. A correlation ranges from –1 to 1. A positive correlation close to 1 implies that as one security moves, either up or down, the other security will move in “lockstep,” in the same direction. A negative correlation close to –1 indicates that the securities have moved in the opposite direction.
[4]	On average, our management fees were in the lowest quintile 63% of the time, based on the 20-year period ended December 31, 2021, versus comparable Lipper categories, excluding funds of funds.

Class F-2 shares were first offered on August 1, 2008. Class F-2 share results prior to the date of first sale are hypothetical based on the results of the original share class of the fund without a sales charge, adjusted for typical estimated expenses. Results for certain funds with an inception date after August 1, 2008, also include hypothetical returns because those funds’ Class F-2 shares sold after the funds’ date of first offering. Visit capitalgroup.com for more information on specific expense adjustments and the actual dates of first sale.

All Capital Group trademarks mentioned are owned by The Capital Group Companies, Inc., an affiliated company or fund. All other company and product names mentioned are the property of their respective companies.

ITEM 2 – Code of Ethics

The Registrant has adopted a Code of Ethics that applies to its Principal Executive Officer and Principal Financial Officer. The Registrant undertakes to provide to any person without charge, upon request, a copy of the Code of Ethics. Such request can be made by calling 800/421-4225 or to the Secretary of the Registrant, 333 South Hope Street, 55th Floor, Los Angeles, California 90071.

ITEM 3 – Audit Committee Financial Expert

The Registrant’s board has determined that Paul S. Williams, a member of the Registrant’s audit committee, is an “audit committee financial expert” and "independent," as such terms are defined in this Item. This designation will not increase the designee’s duties, obligations or liability as compared to his or her duties, obligations and liability as a member of the audit committee and of the board, nor will it reduce the responsibility of the other audit committee members. There may be other individuals who, through education or experience, would qualify as "audit committee financial experts" if the board had designated them as such. Most importantly, the board believes each member of the audit committee contributes significantly to the effective oversight of the Registrant’s financial statements and condition.

ITEM 4 – Principal Accountant Fees and Services

BFA

Registrant:

a) Audit Fees:
Audit	2021	203,000
	2022	206,000

b) Audit-Related Fees:
	2021	11,000
	2022	13,000

c) Tax Fees:
	2021	11,000
	2022	10,000
	The tax fees consist of professional services relating to the preparation of the Registrant’s tax returns.

d) All Other Fees:
	2021	None
	2022	None

	Adviser and affiliates (includes only fees for non-audit services billed to the adviser and affiliates for engagements that relate directly to the operations and financial reporting of the Registrant and were subject to the pre-approval policies described below):
a) Audit Fees:
	Not Applicable

b) Audit-Related Fees:
	2021	1,427,000
	2022	2,394,000
	The audit-related fees consist of assurance and related services relating to the examination of the Registrant’s transfer agent, principal underwriter and investment adviser conducted in accordance with Statement on Standards for Attestation Engagements Number 18 issued by the American Institute of Certified Public Accountants.

c) Tax Fees:

	2021	1,000
	2022	394,000
	The tax fees consist of consulting services relating to the Registrant’s investments.

d) All Other Fees:
	2021	2,000
	2022	None
	The other fees consist of subscription services related to an accounting research tool.

	All audit and permissible non-audit services that the Registrant’s audit committee considers compatible with maintaining the independent registered public accounting firm’s independence are required to be pre-approved by the committee. The pre-approval requirement will extend to all non-audit services provided to the Registrant, the investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the Registrant, if the engagement relates directly to the operations and financial reporting of the Registrant. The committee will not delegate its responsibility to pre-approve these services to the investment adviser. The committee may delegate to one or more committee members the authority to review and pre-approve audit and permissible non-audit services. Actions taken under any such delegation will be reported to the full committee at its next meeting. The pre-approval requirement is waived with respect to non-audit services if certain conditions are met. The pre-approval requirement was not waived for any of the non-audit services listed above provided to the Registrant, adviser and affiliates.

	Aggregate non-audit fees paid to the Registrant’s auditors, including fees for all services billed to the Registrant, adviser and affiliates that provide ongoing services to the Registrant, were $1,451,000 for fiscal year 2021 and $2,812,000 for fiscal year 2022. The non-audit services represented by these amounts were brought to the attention of the committee and considered to be compatible with maintaining the auditors’ independence.

ITEM 5 – Audit Committee of Listed Registrants

Not applicable to this Registrant, insofar as the Registrant is not a listed issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934.

ITEM 6 – Schedule of Investments

Not applicable, insofar as the schedule is included as part of the report to shareholders filed under Item 1 of this Form.

ITEM 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 8 – Portfolio Managers of Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 9 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 10 – Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s board of trustees since the Registrant last submitted a proxy statement to its shareholders. The procedures are as follows. The Registrant has a nominating and governance committee comprised solely of persons who are not considered ‘‘interested persons’’ of the Registrant within the meaning of the Investment Company Act of 1940, as amended. The committee periodically reviews such issues as the board’s composition, responsibilities, committees, compensation and other relevant issues, and recommends any appropriate changes to the full board of trustees. While the committee normally is able to identify from its own resources an ample number of qualified candidates, it will consider shareholder suggestions of persons to be considered as nominees to fill future vacancies on the board. Such suggestions must be sent in writing to the nominating and governance committee of the Registrant, c/o the Registrant’s Secretary, and must be accompanied by complete biographical and occupational data on the prospective nominee, along with a written consent of the prospective nominee for consideration of his or her name by the nominating and governance committee.

ITEM 11 – Controls and Procedures

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

(b)

There were no changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s semi-annual period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12 – Exhibits

(a)(1)	The Code of Ethics that is the subject of the disclosure required by Item 2 is attached as an exhibit hereto.

(a)(2)	The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Sections 302 and 906 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

THE BOND FUND OF AMERICA

By __/s/ Kristine M. Nishiyama________________
Kristine M. Nishiyama, Principal Executive Officer

Date: February 28, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By _ /s/ Kristine M. Nishiyama_____________
Kristine M. Nishiyama, Principal Executive Officer

Date: February 28, 2023

By ___/s/ Brian C. Janssen__________________
Brian C. Janssen, Treasurer and Principal Financial Officer

Date: February 28, 2023